UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	December 31, 2017
Date of reporting period:	September 30, 2017

Classification: Internal Use

ITEM 1 – SCHEDULE OF INVESTMENTS

Classification: Internal Use

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 7.36%	Shares Held	Value (000's)		Principal
Money Market Funds - 7.36%			BONDS (continued)	Amount (000's) Value (000's)
First American Government Obligations Fund	173,299,104	$173,299	Agriculture (continued)
			BAT Capital Corp (continued)
TOTAL INVESTMENT COMPANIES		$173,299	3.56%, 08/15/2027(a)	$550	$555
	Principal		4.54%, 08/15/2047(a)	300	309
BONDS - 33.83%	Amount (000's)	Value (000's)	Philip Morris International Inc
Advertising - 0.01%			1.88%, 02/25/2021	50	49
Omnicom Group Inc			2.75%, 02/25/2026	290	283
4.45%, 08/15/2020	$128	$136	2.90%, 11/15/2021	51	52
			3.25%, 11/10/2024	30	31
Aerospace & Defense - 0.47%			4.38%, 11/15/2041	51	54
Boeing Capital Corp			4.50%, 03/26/2020	131	139
4.70%, 10/27/2019	33	35	4.50%, 03/20/2042	400	433
Boeing Co/The			4.88%, 11/15/2043	35	39
1.88%, 06/15/2023	500	488	6.38%, 05/16/2038	850	1,132
2.25%, 06/15/2026	500	479	Reynolds American Inc
5.88%, 02/15/2040	154	202	4.45%, 06/12/2025	220	236
Embraer Netherlands Finance BV			4.85%, 09/15/2023	350	384
5.05%, 06/15/2025	300	318	5.85%, 08/15/2045	415	508
General Dynamics Corp			6.88%, 05/01/2020	500	557
2.13%, 08/15/2026	350	328	8.13%, 06/23/2019	36	40
Harris Corp					$7,732
3.83%, 04/27/2025	500	519	Airlines - 0.07%
4.40%, 12/15/2020	51	54	American Airlines 2014-1 Class A Pass
L3 Technologies Inc			Through Trust
4.95%, 02/15/2021	277	297	3.70%, 04/01/2028	343	354
Lockheed Martin Corp			Continental Airlines 2012-2 Class A Pass
2.50%, 11/23/2020	255	259	Through Trust
3.35%, 09/15/2021	102	106	4.00%, 04/29/2026	164	172
3.55%, 01/15/2026	240	248	Delta Air Lines 2007-1 Class A Pass Through
3.60%, 03/01/2035	350	345	Trust
3.80%, 03/01/2045	25	24	6.82%, 02/10/2024	62	72
4.07%, 12/15/2042	47	48	Southwest Airlines Co
4.09%, 09/15/2052(a)	389	389	2.65%, 11/05/2020	500	507
4.70%, 05/15/2046	25	28	2.75%, 11/06/2019	300	304
Northrop Grumman Corp			United Airlines 2014-2 Class A Pass Through
3.20%, 02/01/2027	500	503	Trust
3.25%, 08/01/2023	500	515	3.75%, 03/03/2028	177	183
3.50%, 03/15/2021	277	288	US Airways 2013-1 Class A Pass Through
3.85%, 04/15/2045	500	487	Trust
Raytheon Co			3.95%, 05/15/2027	161	168
3.13%, 10/15/2020	77	80			$1,760
4.88%, 10/15/2040	154	181	Apparel - 0.04%
Rockwell Collins Inc			NIKE Inc
3.50%, 03/15/2027	1,025	1,045	2.25%, 05/01/2023	200	200
4.35%, 04/15/2047	40	41	2.38%, 11/01/2026	350	332
United Technologies Corp			3.38%, 11/01/2046	350	326
1.90%, 05/04/2020	300	299	3.63%, 05/01/2043	200	196
1.95%, 11/01/2021	50	49			$1,054
2.30%, 05/04/2022	600	596	Automobile Asset Backed Securities - 0.22%
2.65%, 11/01/2026	500	483	Ford Credit Auto Owner Trust 2016-B
3.10%, 06/01/2022	1,000	1,026	1.33%, 10/15/2020	1,000	997
4.05%, 05/04/2047	300	304	Nissan Auto Receivables 2015-B Owner
4.15%, 05/15/2045	20	21	Trust
4.50%, 04/15/2020	74	79	1.34%, 03/16/2020	408	408
4.50%, 06/01/2042	600	645	Nissan Auto Receivables 2016-C Owner
5.70%, 04/15/2040	51	63	Trust
6.13%, 07/15/2038	18	23	1.18%, 01/15/2021	2,905	2,884
6.70%, 08/01/2028	175	226	World Omni Auto Receivables Trust 2016-A
		$11,121	1.77%, 09/15/2021	800	800
Agriculture - 0.33%					$5,089
Altria Group Inc			Automobile Manufacturers - 0.50%
2.85%, 08/09/2022	40	41	American Honda Finance Corp
3.88%, 09/16/2046	30	29	2.13%, 10/10/2018	400	402
4.00%, 01/31/2024	350	372	2.45%, 09/24/2020	1,025	1,038
4.50%, 05/02/2043	500	536	Daimler Finance North America LLC
4.75%, 05/05/2021	128	139	8.50%, 01/18/2031	127	190
5.38%, 01/31/2044	200	241	Ford Motor Co
9.25%, 08/06/2019	126	143	4.35%, 12/08/2026	715	743
Archer-Daniels-Midland Co			4.75%, 01/15/2043	400	392
2.50%, 08/11/2026	850	816	5.29%, 12/08/2046	350	365
4.48%, 03/01/2021	29	31	7.45%, 07/16/2031	125	162
BAT Capital Corp
2.76%, 08/15/2022(a)	580	583	Ford Motor Credit Co LLC
			2.55%, 10/05/2018	500	503

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Manufacturers (continued)				Banks (continued)
Ford Motor Credit Co LLC	(continued)			Bank of America Corp	(continued)
3.34%, 03/18/2021		$1,000	$1,023	5.88%, 01/05/2021		$40	$44
3.66%, 09/08/2024		750	753	5.88%, 02/07/2042		228	292
4.25%, 09/20/2022		200	211	7.63%, 06/01/2019		300	327
4.38%, 08/06/2023		370	391	7.75%, 05/14/2038		750	1,102
5.88%, 08/02/2021		200	222	Bank of America NA
General Motors Co				2.05%, 12/07/2018		1,000	1,003
4.88%, 10/02/2023		25	27	Bank of Montreal
5.15%, 04/01/2038		140	144	1.50%, 07/18/2019		500	497
5.40%, 04/01/2048		360	373	2.55%, 11/06/2022		15	15
6.75%, 04/01/2046		25	30	Bank of Nova Scotia/The
General Motors Financial Co Inc				2.35%, 10/21/2020		500	504
3.20%, 07/13/2020		25	26	2.45%, 03/22/2021		500	503
3.20%, 07/06/2021		300	305	2.70%, 03/07/2022		15	15
3.45%, 04/10/2022		325	330	4.50%, 12/16/2025		500	527
3.70%, 05/09/2023		325	331	Barclays Bank PLC
4.30%, 07/13/2025		25	26	5.14%, 10/14/2020		1,000	1,070
4.38%, 09/25/2021		300	318	Barclays PLC
5.25%, 03/01/2026		1,000	1,086	2.75%, 11/08/2019		1,000	1,010
Toyota Motor Credit Corp				4.34%, 01/10/2028		1,030	1,063
1.55%, 10/18/2019		350	348	4.84%, 05/09/2028		400	414
1.70%, 02/19/2019		500	500	4.95%, 01/10/2047		400	437
2.13%, 07/18/2019		500	504	BB&T Corp
2.15%, 03/12/2020		500	502	6.85%, 04/30/2019		18	19
2.25%, 10/18/2023		350	344	BNP Paribas SA
2.63%, 01/10/2023		100	101	2.40%, 12/12/2018		750	756
3.30%, 01/12/2022		77	80	4.25%, 10/15/2024		750	784
			$11,770	5.00%, 01/15/2021		77	84
Automobile Parts & Equipment - 0.02%				BPCE SA
BorgWarner Inc				4.00%, 04/15/2024		250	265
3.38%, 03/15/2025		500	504	Branch Banking & Trust Co
				1.45%, 05/10/2019		750	746
Banks - 6.19%				2.30%, 10/15/2018		750	754
Australia & New Zealand Banking Group Ltd				2.85%, 04/01/2021		1,000	1,020
2.13%, 08/19/2020		250	250	Capital One Financial Corp
Australia & New Zealand Banking Group				2.45%, 04/24/2019		250	252
Ltd/New York NY				2.50%, 05/12/2020		400	402
2.25%, 06/13/2019		500	503	3.20%, 02/05/2025		415	415
2.30%, 06/01/2021		310	309	3.50%, 06/15/2023		84	86
2.63%, 05/19/2022		250	250	3.75%, 03/09/2027		1,020	1,031
Bank of America Corp				Citigroup Inc
2.25%, 04/21/2020		160	160	2.05%, 12/07/2018		1,000	1,001
2.37%, 07/21/2021		500	500	2.35%, 08/02/2021		25	25
3 Month LIBOR + 0.66%				2.40%, 02/18/2020		200	201
2.60%, 01/15/2019		750	756	2.45%, 01/10/2020		500	504
2.63%, 04/19/2021		750	755	2.65%, 10/26/2020		1,000	1,010
2.82%, 07/21/2023		500	500	2.70%, 03/30/2021		30	30
3 Month LIBOR + 0.93%				2.75%, 04/25/2022		15	15
3.12%, 01/20/2023		500	509	2.88%, 07/24/2023		1,200	1,202
3 Month LIBOR + 1.16%				3 Month LIBOR + 0.95%
3.25%, 10/21/2027		40	39	2.90%, 12/08/2021		1,000	1,012
3.30%, 01/11/2023		330	338	3.20%, 10/21/2026		770	758
3.50%, 04/19/2026		795	808	3.50%, 05/15/2023		600	611
3.59%, 07/21/2028		500	505	3.67%, 07/24/2028		1,200	1,212
3 Month LIBOR + 1.37%				3 Month LIBOR + 1.39%
3.71%, 04/24/2028		1,000	1,016	3.70%, 01/12/2026		500	513
3 Month LIBOR + 1.51%				3.75%, 06/16/2024		500	521
3.82%, 01/20/2028		400	411	3.88%, 10/25/2023		30	31
3 Month LIBOR + 1.58%				3.89%, 01/10/2028		400	411
3.88%, 08/01/2025		30	31	3 Month LIBOR + 1.56%
3.95%, 04/21/2025		830	854	4.05%, 07/30/2022		200	209
4.13%, 01/22/2024		1,000	1,064	4.30%, 11/20/2026		500	521
4.18%, 11/25/2027		30	31	4.45%, 09/29/2027		20	21
4.20%, 08/26/2024		25	26	4.50%, 01/14/2022		454	488
4.24%, 04/24/2038		500	529	4.60%, 03/09/2026		30	32
3 Month LIBOR + 1.81%				4.65%, 07/30/2045		197	218
4.88%, 04/01/2044		525	599	5.50%, 09/13/2025		300	337
5.00%, 01/21/2044		25	29	5.88%, 01/30/2042		328	418
5.63%, 07/01/2020		380	414	6.63%, 06/15/2032		112	143
5.70%, 01/24/2022		580	653	6.68%, 09/13/2043		30	41
				8.13%, 07/15/2039		127	201

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Commonwealth Bank of Australia/New York			Industrial & Commercial Bank of China
NY			Ltd/New York
2.05%, 03/15/2019	$500	$ 502	2.45%, 10/20/2021	$500	$493
2.30%, 03/12/2020	750	754	JPMorgan Chase & Co
Cooperatieve Rabobank UA			1.85%, 03/22/2019	500	500
3.88%, 02/08/2022	328	348	2.25%, 01/23/2020	670	674
3.95%, 11/09/2022	300	315	2.30%, 08/15/2021	850	849
4.50%, 01/11/2021	51	55	2.55%, 10/29/2020	1,000	1,011
5.25%, 05/24/2041	500	612	2.75%, 06/23/2020	1,000	1,019
5.25%, 08/04/2045	500	595	2.78%, 04/25/2023	250	251
Cooperatieve Rabobank UA/NY			3 Month LIBOR + 0.94%
2.25%, 01/14/2020	300	302	2.97%, 01/15/2023	1,040	1,056
2.50%, 01/19/2021	500	505	3.13%, 01/23/2025	1,000	1,007
Credit Suisse AG/New York NY			3.20%, 01/25/2023	1,025	1,051
2.30%, 05/28/2019	500	503	3.20%, 06/15/2026	25	25
3.63%, 09/09/2024	400	415	3.25%, 09/23/2022	320	331
5.40%, 01/14/2020	200	214	3.30%, 04/01/2026	500	501
Credit Suisse Group Funding Guernsey Ltd			3.38%, 05/01/2023	400	408
3.75%, 03/26/2025	750	764	3.63%, 12/01/2027	25	25
4.88%, 05/15/2045	500	559	3.88%, 02/01/2024	20	21
Deutsche Bank AG			3.88%, 09/10/2024	500	521
3.38%, 05/12/2021	500	510	4.25%, 10/15/2020	20	21
4.10%, 01/13/2026	500	514	4.26%, 02/22/2048	500	525
4.25%, 10/14/2021	400	419	3 Month LIBOR + 1.58%
Discover Bank			4.40%, 07/22/2020	212	225
4.25%, 03/13/2026	500	517	4.50%, 01/24/2022	257	278
Fifth Third Bancorp			4.63%, 05/10/2021	287	310
8.25%, 03/01/2038	385	585	4.95%, 03/25/2020	57	61
Fifth Third Bank/Cincinnati OH			4.95%, 06/01/2045	30	34
2.25%, 06/14/2021	500	500	5.40%, 01/06/2042	102	124
2.30%, 03/15/2019	300	302	5.60%, 07/15/2041	154	191
3.85%, 03/15/2026	500	514	5.63%, 08/16/2043	375	456
Goldman Sachs Group Inc/The			6.30%, 04/23/2019	800	854
2.35%, 11/15/2021	750	744	6.40%, 05/15/2038	200	266
2.55%, 10/23/2019	1,000	1,011	KeyBank NA/Cleveland OH
2.75%, 09/15/2020	500	506	1.60%, 08/22/2019	350	348
2.88%, 02/25/2021	40	41	2.25%, 03/16/2020	200	201
3.00%, 04/26/2022	25	25	2.50%, 12/15/2019	500	506
3.50%, 01/23/2025	1,500	1,522	KeyCorp
3.50%, 11/16/2026	1,000	1,003	5.10%, 03/24/2021	102	111
3.69%, 06/05/2028	1,000	1,008	Korea Development Bank/The
3 Month LIBOR + 1.51%			2.50%, 03/11/2020	500	499
3.75%, 05/22/2025	30	31	Kreditanstalt fuer Wiederaufbau
3.85%, 07/08/2024	20	21	0.00%, 04/18/2036(b)	380	218
3.85%, 01/26/2027	30	31	0.00%, 06/29/2037(b)	200	111
4.25%, 10/21/2025	1,250	1,303	1.00%, 07/15/2019	1,700	1,681
4.75%, 10/21/2045	385	428	1.13%, 11/16/2018	500	498
5.15%, 05/22/2045	285	326	1.50%, 04/20/2020	1,500	1,491
5.25%, 07/27/2021	502	552	1.50%, 06/15/2021	290	286
5.38%, 03/15/2020	1,000	1,074	1.63%, 05/29/2020	1,000	997
5.75%, 01/24/2022	228	256	1.63%, 03/15/2021	670	665
6.25%, 02/01/2041	700	924	1.75%, 10/15/2019	750	751
HSBC Holdings PLC			1.88%, 04/01/2019	250	251
2.95%, 05/25/2021	500	508	1.88%, 11/30/2020	500	501
3.40%, 03/08/2021	345	356	2.00%, 05/02/2025	880	858
3.60%, 05/25/2023	500	520	2.13%, 03/07/2022	500	502
3.90%, 05/25/2026	395	413	2.13%, 06/15/2022	460	461
4.00%, 03/30/2022	148	156	2.63%, 01/25/2022	1,257	1,288
4.04%, 03/13/2028	500	522	2.75%, 09/08/2020	300	308
3 Month LIBOR + 1.55%			4.00%, 01/27/2020	847	891
4.25%, 03/14/2024	500	523	4.88%, 06/17/2019	1,782	1,878
4.30%, 03/08/2026	445	478	Landwirtschaftliche Rentenbank
5.10%, 04/05/2021	728	791	1.75%, 04/15/2019	350	351
6.10%, 01/14/2042	154	205	1.75%, 07/27/2026	500	471
6.50%, 05/02/2036	420	547	2.00%, 01/13/2025	300	293
6.50%, 09/15/2037	1,530	2,031	Lloyds Bank PLC
HSBC USA Inc			6.38%, 01/21/2021	51	57
2.75%, 08/07/2020	500	509	Lloyds Banking Group PLC
Huntington Bancshares Inc/OH			3.75%, 01/11/2027	1,015	1,033
2.30%, 01/14/2022	500	495	4.65%, 03/24/2026	500	529
Huntington National Bank/The			Manufacturers & Traders Trust Co
2.20%, 11/06/2018	500	502	2.10%, 02/06/2020	200	200

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Mitsubishi UFJ Financial Group Inc			Sumitomo Mitsui Banking Corp	(continued)
2.53%, 09/13/2023	$400	$ 394	3.65%, 07/23/2025		$500	$518
2.76%, 09/13/2026	400	385	Sumitomo Mitsui Financial Group Inc
3.00%, 02/22/2022	500	507	2.93%, 03/09/2021		500	508
3.85%, 03/01/2026	350	364	3.45%, 01/11/2027		140	142
Mizuho Financial Group Inc			3.78%, 03/09/2026		500	520
2.27%, 09/13/2021	400	394	SunTrust Bank/Atlanta GA
2.84%, 09/13/2026	400	386	2.75%, 05/01/2023		200	199
2.95%, 02/28/2022	500	504	SunTrust Banks Inc
Morgan Stanley			2.90%, 03/03/2021		15	15
2.50%, 04/21/2021	1,000	1,003	Svenska Handelsbanken AB
2.63%, 11/17/2021	1,000	1,004	2.25%, 06/17/2019		500	503
2.75%, 05/19/2022	300	302	Toronto-Dominion Bank/The
2.80%, 06/16/2020	1,050	1,068	1.80%, 07/13/2021		500	492
3.13%, 07/27/2026	1,330	1,305	2.50%, 12/14/2020		1,015	1,027
3.70%, 10/23/2024	25	26	UBS AG/Stamford CT
3.75%, 02/25/2023	1,200	1,253	2.38%, 08/14/2019		1,000	1,008
3.95%, 04/23/2027	20	20	US Bancorp
4.10%, 05/22/2023	350	366	1.95%, 11/15/2018		101	101
4.30%, 01/27/2045	20	21	2.63%, 01/24/2022		25	25
4.38%, 01/22/2047	30	32	2.95%, 07/15/2022		200	205
4.88%, 11/01/2022	30	33	3.00%, 03/15/2022		128	132
5.00%, 11/24/2025	500	548	3.10%, 04/27/2026		750	746
5.63%, 09/23/2019	1,321	1,411	3.60%, 09/11/2024		15	16
5.75%, 01/25/2021	1,050	1,159	4.13%, 05/24/2021		77	82
6.38%, 07/24/2042	600	807	US Bank NA/Cincinnati OH
MUFG Union Bank NA			1.40%, 04/26/2019		500	497
2.25%, 05/06/2019	400	401	Wells Fargo & Co
National Australia Bank Ltd/New York			2.13%, 04/22/2019		1,000	1,006
1.88%, 07/12/2021	500	491	2.50%, 03/04/2021		1,020	1,027
2.13%, 05/22/2020	300	300	2.60%, 07/22/2020		10	10
2.50%, 05/22/2022	320	320	3.00%, 02/19/2025		890	884
Northern Trust Corp			3.00%, 04/22/2026		500	491
3.95%, 10/30/2025	500	531	3.00%, 10/23/2026		530	518
Oesterreichische Kontrollbank AG			3.45%, 02/13/2023		215	220
1.38%, 02/10/2020	250	248	3.50%, 03/08/2022		180	187
1.50%, 10/21/2020	160	158	3.58%, 05/22/2028		500	506
1.75%, 01/24/2020	500	500	3 Month LIBOR + 1.31%
1.88%, 01/20/2021	1,000	999	3.90%, 05/01/2045		500	500
PNC Bank NA			4.40%, 06/14/2046		385	400
1.95%, 03/04/2019	350	351	4.60%, 04/01/2021		102	110
2.25%, 07/02/2019	1,000	1,007	4.75%, 12/07/2046		500	549
2.63%, 02/17/2022	500	506	4.90%, 11/17/2045		520	580
3.80%, 07/25/2023	400	422	5.38%, 02/07/2035		500	600
PNC Financial Services Group Inc/The			5.38%, 11/02/2043		20	24
4.38%, 08/11/2020	51	54	5.61%, 01/15/2044		20	24
5.13%, 02/08/2020	25	27	Wells Fargo Bank NA
6.70%, 06/10/2019	25	27	2.15%, 12/06/2019		500	503
Royal Bank of Canada			5.95%, 08/26/2036		750	948
2.15%, 03/06/2020	750	752	6.60%, 01/15/2038		250	341
2.35%, 10/30/2020	500	504	Wells Fargo Capital X
Royal Bank of Scotland Group PLC			5.95%, 12/01/2086		200	225
4.80%, 04/05/2026	500	535	Westpac Banking Corp
Santander Holdings USA Inc			1.95%, 11/23/2018		500	501
4.50%, 07/17/2025	750	781	2.00%, 08/19/2021		500	494
Santander UK Group Holdings PLC			2.60%, 11/23/2020		500	507
2.88%, 10/16/2020	1,000	1,014	2.80%, 01/11/2022		500	508
3.57%, 01/10/2023	520	532	3.35%, 03/08/2027		30	31
Santander UK PLC			4.88%, 11/19/2019		225	239
2.38%, 03/16/2020	750	756				$145,759
Skandinaviska Enskilda Banken AB			Beverages - 0.70%
1.88%, 09/13/2021	500	491	Anheuser-Busch InBev Finance Inc
2.63%, 03/15/2021	500	505	1.90%, 02/01/2019		1,065	1,068
Societe Generale SA			2.65%, 02/01/2021		914	928
2.63%, 10/01/2018	300	303	3.65%, 02/01/2026		2,790	2,886
State Street Corp			3.70%, 02/01/2024		35	37
2.55%, 08/18/2020	180	183	4.70%, 02/01/2036		1,030	1,136
2.65%, 05/19/2026	30	29	4.90%, 02/01/2046		790	892
3.10%, 05/15/2023	300	305	Anheuser-Busch InBev Worldwide Inc
3.55%, 08/18/2025	200	209	2.50%, 07/15/2022		340	343
Sumitomo Mitsui Banking Corp			3.75%, 01/15/2022		750	793
2.45%, 01/16/2020	500	504
3.20%, 07/18/2022	100	102

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Biotechnology (continued)
Anheuser-Busch InBev Worldwide			Gilead Sciences Inc (continued)
Inc (continued)			4.40%, 12/01/2021	$97	$105
3.75%, 07/15/2042	$100	$96	4.60%, 09/01/2035	500	552
4.44%, 10/06/2048	676	724	4.75%, 03/01/2046	195	218
5.00%, 04/15/2020	38	41	4.80%, 04/01/2044	500	561
5.38%, 01/15/2020	68	73			$10,167
6.88%, 11/15/2019	551	607	Building Materials - 0.09%
7.75%, 01/15/2019	478	513	Johnson Controls International plc
8.20%, 01/15/2039	51	80	3.75%, 12/01/2021	477	498
Coca-Cola Co/The			5.00%, 03/30/2020	64	68
2.88%, 10/27/2025	520	524	5.25%, 12/01/2041	128	145
3.15%, 11/15/2020	528	549	Masco Corp
3.20%, 11/01/2023	30	31	4.45%, 04/01/2025	300	320
Coca-Cola Femsa SAB de CV			Owens Corning
2.38%, 11/26/2018	100	101	4.20%, 12/15/2022	1,000	1,061
Diageo Capital PLC					$2,092
4.83%, 07/15/2020	51	55	Chemicals - 0.37%
5.88%, 09/30/2036	139	180	Agrium Inc
Diageo Investment Corp			4.90%, 06/01/2043	200	218
2.88%, 05/11/2022	200	205	6.13%, 01/15/2041	250	309
Dr Pepper Snapple Group Inc			Albemarle Corp
3.13%, 12/15/2023	500	509	5.45%, 12/01/2044	150	174
4.42%, 12/15/2046	500	525	Dow Chemical Co/The
Molson Coors Brewing Co			4.13%, 11/15/2021	226	239
3.00%, 07/15/2026	500	486	4.38%, 11/15/2042	200	203
5.00%, 05/01/2042	25	28	5.25%, 11/15/2041	30	34
PepsiCo Inc			7.38%, 11/01/2029	850	1,133
2.15%, 10/14/2020	500	504	8.55%, 05/15/2019	481	531
2.38%, 10/06/2026	20	19	9.40%, 05/15/2039	51	85
2.75%, 03/05/2022	593	608	Eastman Chemical Co
3.13%, 11/01/2020	128	133	2.70%, 01/15/2020	400	405
3.45%, 10/06/2046	520	493	3.60%, 08/15/2022	49	51
4.25%, 10/22/2044	500	534	4.80%, 09/01/2042	100	106
4.45%, 04/14/2046	20	22	EI du Pont de Nemours & Co
4.50%, 01/15/2020	51	54	2.80%, 02/15/2023	230	233
4.88%, 11/01/2040	128	149	4.15%, 02/15/2043	120	121
5.50%, 01/15/2040	51	64	4.25%, 04/01/2021	177	189
Pepsi-Cola Metropolitan Bottling Co Inc			4.63%, 01/15/2020	25	26
7.00%, 03/01/2029	300	407	LYB International Finance BV
		$16,397	5.25%, 07/15/2043	500	570
Biotechnology - 0.43%			LYB International Finance II BV
Amgen Inc			3.50%, 03/02/2027	35	35
1.85%, 08/19/2021	35	34	LyondellBasell Industries NV
2.60%, 08/19/2026	1,000	950	4.63%, 02/26/2055	20	21
2.65%, 05/11/2022	20	20	5.00%, 04/15/2019	100	104
3.88%, 11/15/2021	20	21	5.75%, 04/15/2024	130	149
4.10%, 06/15/2021	501	531	Methanex Corp
4.40%, 05/01/2045	40	42	3.25%, 12/15/2019	300	303
4.56%, 06/15/2048	485	526	Monsanto Co
4.66%, 06/15/2051	810	889	1.85%, 11/15/2018	280	280
5.70%, 02/01/2019	12	13	3.38%, 07/15/2024	750	765
Baxalta Inc			4.40%, 07/15/2044	15	15
3.60%, 06/23/2022	500	518	Mosaic Co/The
4.00%, 06/23/2025	20	21	4.25%, 11/15/2023	476	494
5.25%, 06/23/2045	105	121	Potash Corp of Saskatchewan Inc
Biogen Inc			3.63%, 03/15/2024	500	508
4.05%, 09/15/2025	265	283	4.88%, 03/30/2020	51	54
5.20%, 09/15/2045	540	624	PPG Industries Inc
Celgene Corp			3.60%, 11/15/2020	251	260
2.88%, 08/15/2020	500	510	Praxair Inc
3.55%, 08/15/2022	20	21	2.20%, 08/15/2022	300	299
3.88%, 08/15/2025	450	475	Sherwin-Williams Co/The
3.95%, 10/15/2020	400	422	2.75%, 06/01/2022	35	35
4.63%, 05/15/2044	350	378	3.45%, 06/01/2027	300	302
5.00%, 08/15/2045	30	34	4.50%, 06/01/2047	20	21
Gilead Sciences Inc			Westlake Chemical Corp
2.55%, 09/01/2020	600	611	3.60%, 08/15/2026	350	349
2.95%, 03/01/2027	530	525			$8,621
3.25%, 09/01/2022	30	31
3.50%, 02/01/2025	750	781
4.00%, 09/01/2036	300	309
4.15%, 03/01/2047	40	41

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 1.82%			Commercial Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust			JPMBB Commercial Mortgage Securities
2008-1			Trust 2014-C22
6.51%, 02/10/2051	$9	$ 9	3.80%, 09/15/2047		$1,000	$1,052
CFCRE Commercial Mortgage Trust 2016-			Morgan Stanley Bank of America Merrill
C4			Lynch Trust 2013-C11
3.28%, 05/10/2058	1,300	1,312	3.09%, 08/15/2046		176	178
Citigroup Commercial Mortgage Trust 2013-			Morgan Stanley Bank of America Merrill
GC15			Lynch Trust 2015-C24
4.37%, 09/10/2046	1,000	1,088	3.48%, 05/15/2048		1,000	1,033
Citigroup Commercial Mortgage Trust 2016-			SG Commercial Mortgage Securities Trust
GC36			2016	-C5
3.62%, 02/10/2049	1,000	1,038	3.06%, 10/10/2048		1,000	986
COMM 2013-CCRE8 Mortgage Trust			UBS Commercial Mortgage Trust 2012-C1
3.61%, 06/10/2046	500	524	3.40%, 05/10/2045		491	508
COMM 2013-LC6 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
2.94%, 01/10/2046	500	507	2012	-C3
COMM 2014-LC15 Mortgage Trust			3.09%, 08/10/2049		550	564
2.84%, 04/10/2047	1,000	1,012	UBS-Barclays Commercial Mortgage Trust
COMM 2014-UBS3 Mortgage Trust			2013	-C6
3.82%, 06/10/2047	500	526	3.24%, 04/10/2046		500	516
COMM 2015-DC1 Mortgage Trust			Wells Fargo Commercial Mortgage Trust
3.35%, 02/10/2048	1,000	1,021	2012	-LC5
COMM 2015-LC19 Mortgage Trust			2.92%, 10/15/2045		500	509
3.18%, 02/10/2048	1,000	1,013	Wells Fargo Commercial Mortgage Trust
Commercial Mortgage Pass Through			2015	-C28
Certificates			3.29%, 05/15/2048		1,845	1,884
2.82%, 10/15/2045	500	506	WFRBS Commercial Mortgage Trust 2012-
3.15%, 02/10/2047	500	506	C7
3.76%, 02/10/2049	1,000	1,048	2.30%, 06/15/2045		184	185
CSAIL 2015-C1 Commercial Mortgage Trust			WFRBS Commercial Mortgage Trust 2013-
2.97%, 04/15/2050	1,000	1,016	C11
CSAIL 2016-C7 Commercial Mortgage Trust			2.03%, 03/15/2045		181	181
3.31%, 11/15/2049	1,000	1,028	WFRBS Commercial Mortgage Trust 2013-
Fannie Mae-Aces			C14
2.53%, 09/25/2024	1,000	995	2.98%, 06/15/2046		1,000	1,020
2.60%, 04/25/2023	711	714	WFRBS Commercial Mortgage Trust 2014-
2.72%, 02/25/2022	1,000	1,019	C20
2.80%, 06/25/2025	2,000	2,002	3.04%, 05/15/2047		500	508
3.22%, 08/25/2024	979	1,013				$42,797
3.51%, 12/25/2023	1,000	1,056	Commercial Services - 0.20%
Freddie Mac Multifamily Structured Pass			Automatic Data Processing Inc
Through Certificates			2.25%, 09/15/2020		20	20
2.08%, 12/25/2019	196	197	3.38%, 09/15/2025		1,000	1,036
2.34%, 07/25/2026	392	390	California Institute of Technology
2.67%, 03/25/2026	1,050	1,045	4.32%, 08/01/2045		80	90
2.87%, 12/25/2021	540	554	Ecolab Inc
3.02%, 02/25/2023	309	317	4.35%, 12/08/2021		102	110
3.06%, 07/25/2023	750	776	5.50%, 12/08/2041		307	378
3.06%, 12/25/2024	500	515	Massachusetts Institute of Technology
3.31%, 05/25/2023	810	848	3.89%, 07/01/2116		250	234
3.32%, 02/25/2023	1,000	1,048	4.68%, 07/01/2114		250	284
3.41%, 12/25/2026	1,500	1,569	Moody's Corp
3.53%, 10/25/2023	1,050	1,113	5.25%, 07/15/2044		500	586
4.19%, 12/25/2020	850	900	President & Fellows of Harvard College
GS Mortgage Securities Trust 2012-GC6			3.15%, 07/15/2046		350	338
3.48%, 01/10/2045	273	284	S&P Global Inc
GS Mortgage Securities Trust 2012-GCJ9			4.40%, 02/15/2026		160	172
2.77%, 11/10/2045	500	505	6.55%, 11/15/2037		51	66
GS Mortgage Securities Trust 2014-GC18			University of Southern California
3.80%, 01/10/2047	500	526	3.84%, 10/01/2047		500	522
GS Mortgage Securities Trust 2015-GC34			5.25%, 10/01/2111		30	37
3.51%, 10/10/2048	1,000	1,033	Verisk Analytics Inc
GS Mortgage Securities Trust 2017-GS5			4.00%, 06/15/2025		500	520
3.47%, 03/10/2050	2,250	2,336	Western Union Co/The
JP Morgan Chase Commercial Mortgage			5.25%, 04/01/2020		25	27
Securities Trust 2006-LDP7			6.20%, 11/17/2036		200	217
6.14%, 04/17/2045	2	2				$4,637
JP Morgan Chase Commercial Mortgage			Computers - 0.73%
Securities Trust 2011-C5			Apple Inc
4.17%, 08/15/2046	213	226	1.90%, 02/07/2020		500	502
JPMBB Commercial Mortgage Securities			2.00%, 05/06/2020		520	523
Trust 2013-C15			2.15%, 02/09/2022		20	20
4.13%, 11/15/2045	500	536

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Credit Card Asset Backed Securities (continued)
Apple Inc (continued)			Citibank Credit Card Issuance Trust
2.25%, 02/23/2021	$495	$499	2.19%, 11/20/2023	$1,000	$1,001
2.40%, 05/03/2023	300	299	2.68%, 06/07/2023	1,000	1,021
2.50%, 02/09/2022	500	507	2.88%, 01/23/2023	500	514
2.70%, 05/13/2022	30	31			$6,058
2.85%, 05/06/2021	1,250	1,284	Distribution & Wholesale - 0.02%
2.90%, 09/12/2027	230	228	WW Grainger Inc
3.00%, 02/09/2024	30	31	4.60%, 06/15/2045	500	539
3.20%, 05/13/2025	445	457
3.20%, 05/11/2027	320	326	Diversified Financial Services - 0.80%
3.25%, 02/23/2026	750	770	AerCap Ireland Capital DAC / AerCap Global
3.35%, 02/09/2027	535	551	Aviation Trust
3.45%, 05/06/2024	400	419	3.95%, 02/01/2022	500	520
3.45%, 02/09/2045	30	28	Air Lease Corp
3.75%, 09/12/2047	115	113	3.38%, 01/15/2019	400	407
3.85%, 05/04/2043	1,300	1,310	American Express Co
4.25%, 02/09/2047	525	565	2.65%, 12/02/2022	400	402
4.65%, 02/23/2046	370	419	3.63%, 12/05/2024	500	516
Dell International LLC / EMC Corp			American Express Credit Corp
3.48%, 06/01/2019(a)	345	352	2.13%, 03/18/2019	1,000	1,005
4.42%, 06/15/2021(a)	950	997	2.25%, 08/15/2019	500	504
6.02%, 06/15/2026(a)	750	833	2.25%, 05/05/2021	520	519
8.10%, 07/15/2036(a)	255	319	Ameriprise Financial Inc
8.35%, 07/15/2046(a)	235	302	4.00%, 10/15/2023	225	240
Hewlett Packard Enterprise Co			7.30%, 06/28/2019	600	653
2.85%, 10/05/2018	480	485	BlackRock Inc
3.60%, 10/15/2020	470	487	3.38%, 06/01/2022	200	210
4.90%, 10/15/2025	300	317	3.50%, 03/18/2024	500	523
6.20%, 10/15/2035	80	86	4.25%, 05/24/2021	500	538
6.35%, 10/15/2045	170	180	5.00%, 12/10/2019	25	27
HP Inc			Capital One Bank USA NA
3.75%, 12/01/2020	121	126	2.30%, 06/05/2019	400	401
4.65%, 12/09/2021	680	733	3.38%, 02/15/2023	340	345
6.00%, 09/15/2041	154	164	Charles Schwab Corp/The
International Business Machines Corp			3.45%, 02/13/2026	250	257
1.63%, 05/15/2020	700	697	CME Group Inc
2.25%, 02/19/2021	300	301	3.00%, 03/15/2025	500	507
3.38%, 08/01/2023	335	349	5.30%, 09/15/2043	200	252
4.00%, 06/20/2042	35	35	Credit Suisse USA Inc
4.70%, 02/19/2046	185	208	7.13%, 07/15/2032	300	414
5.60%, 11/30/2039	92	113	Discover Financial Services
5.88%, 11/29/2032	200	253	4.10%, 02/09/2027	500	508
6.22%, 08/01/2027	351	440	GE Capital International Funding Co
Seagate HDD Cayman			Unlimited Co
4.75%, 06/01/2023	500	507	2.34%, 11/15/2020	500	505
		$17,166	3.37%, 11/15/2025	1,025	1,060
Consumer Products - 0.05%			4.42%, 11/15/2035	2,000	2,175
Church & Dwight Co Inc			HSBC Finance Corp
3.15%, 08/01/2027	300	297	6.68%, 01/15/2021	101	114
3.95%, 08/01/2047	300	297	Intercontinental Exchange Inc
Clorox Co/The			3.75%, 12/01/2025	30	31
3.80%, 11/15/2021	128	134	International Lease Finance Corp
Kimberly-Clark Corp			5.88%, 08/15/2022	20	22
2.40%, 03/01/2022	257	259	8.25%, 12/15/2020	20	23
2.40%, 06/01/2023	150	149	Jefferies Group LLC
7.50%, 11/01/2018	18	19	6.50%, 01/20/2043	200	228
		$1,155	6.88%, 04/15/2021	27	31
Cosmetics & Personal Care - 0.04%			8.50%, 07/15/2019	12	13
Procter & Gamble Co/The			Mastercard Inc
2.30%, 02/06/2022	411	414	2.00%, 04/01/2019	300	302
5.55%, 03/05/2037	48	63	3.38%, 04/01/2024	25	26
Unilever Capital Corp			Nasdaq Inc
2.20%, 03/06/2019	250	252	4.25%, 06/01/2024	350	371
5.90%, 11/15/2032	230	302	National Rural Utilities Cooperative Finance
		$1,031	Corp
Credit Card Asset Backed Securities - 0.26%			2.40%, 04/25/2022	300	302
Capital One Multi-Asset Execution Trust			3.05%, 02/15/2022	102	105
2.43%, 01/15/2025	2,000	2,023	3.05%, 04/25/2027	300	300
Chase Issuance Trust			3.25%, 11/01/2025	500	510
1.84%, 04/15/2022	1,500	1,499	10.38%, 11/01/2018	218	238
			Nomura Holdings Inc
			2.75%, 03/19/2019	500	505
			6.70%, 03/04/2020	129	142

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
ORIX Corp			Duke Energy Ohio Inc
3.70%, 07/18/2027	$300	$301	5.45%, 04/01/2019	$128	$135
Synchrony Financial			Duke Energy Progress LLC
2.70%, 02/03/2020	500	503	4.15%, 12/01/2044	300	320
4.25%, 08/15/2024	300	312	Emera US Finance LP
4.50%, 07/23/2025	20	21	3.55%, 06/15/2026	25	25
Visa Inc			4.75%, 06/15/2046	25	27
2.20%, 12/14/2020	585	591	Entergy Arkansas Inc
2.80%, 12/14/2022	20	20	3.70%, 06/01/2024	500	524
3.15%, 12/14/2025	600	615	3.75%, 02/15/2021	25	26
3.65%, 09/15/2047	85	85	Entergy Corp
4.15%, 12/14/2035	215	235	5.13%, 09/15/2020	89	95
4.30%, 12/14/2045	375	415	Entergy Louisiana LLC
		$18,849	3.12%, 09/01/2027	300	301
Electric - 1.58%			Exelon Generation Co LLC
AEP Transmission Co LLC			4.25%, 06/15/2022	500	535
4.00%, 12/01/2046	1,000	1,030	5.20%, 10/01/2019	102	108
Alabama Power Co			6.25%, 10/01/2039	344	379
4.30%, 01/02/2046	400	430	Florida Power & Light Co
Ameren Illinois Co			5.65%, 02/01/2037	478	605
2.70%, 09/01/2022	300	303	5.69%, 03/01/2040	48	62
Appalachian Power Co			Fortis Inc/Canada
3.30%, 06/01/2027	400	404	3.06%, 10/04/2026	20	19
7.00%, 04/01/2038	120	168	Georgia Power Co
Arizona Public Service Co			4.25%, 12/01/2019	77	81
4.50%, 04/01/2042	77	85	4.30%, 03/15/2042	228	238
Baltimore Gas & Electric Co			Great Plains Energy Inc
3.35%, 07/01/2023	1,000	1,035	4.85%, 06/01/2021	77	82
Berkshire Hathaway Energy Co			Gulf Power Co
2.00%, 11/15/2018	750	752	3.30%, 05/30/2027	400	405
3.75%, 11/15/2023	1,000	1,054	Hydro-Quebec
6.13%, 04/01/2036	156	200	8.05%, 07/07/2024	102	133
CMS Energy Corp			Iberdrola International BV
3.45%, 08/15/2027	350	351	6.75%, 07/15/2036	128	168
5.05%, 03/15/2022	500	551	LG&E & KU Energy LLC
Commonwealth Edison Co			3.75%, 11/15/2020	77	80
4.00%, 08/01/2020	510	535	Louisville Gas & Electric Co
Consolidated Edison Co of New York Inc			3.30%, 10/01/2025	50	51
4.20%, 03/15/2042	128	136	MidAmerican Energy Co
4.30%, 12/01/2056	230	244	4.25%, 05/01/2046	500	536
5.50%, 12/01/2039	400	494	Mississippi Power Co
5.85%, 03/15/2036	51	64	4.25%, 03/15/2042	100	95
6.65%, 04/01/2019	51	54	Nevada Power Co
6.75%, 04/01/2038	125	175	6.65%, 04/01/2036	400	541
Delmarva Power & Light Co			7.13%, 03/15/2019	12	13
4.15%, 05/15/2045	350	367	NextEra Energy Capital Holdings Inc
Dominion Energy Inc			4.50%, 06/01/2021	351	373
4.70%, 12/01/2044	300	327	Northern States Power Co/MN
4.90%, 08/01/2041	77	85	3.40%, 08/15/2042	100	95
5.95%, 06/15/2035	800	986	5.35%, 11/01/2039	82	101
DTE Electric Co			NorthWestern Corp
3.45%, 10/01/2020	405	420	4.18%, 11/15/2044	300	314
DTE Energy Co			NSTAR Electric Co
3.50%, 06/01/2024	500	510	2.38%, 10/15/2022	750	748
Duke Energy Carolinas LLC			Oncor Electric Delivery Co LLC
2.50%, 03/15/2023	279	280	5.25%, 09/30/2040	51	61
3.90%, 06/15/2021	410	433	7.25%, 01/15/2033	300	419
4.00%, 09/30/2042	100	104	Pacific Gas & Electric Co
5.30%, 02/15/2040	512	628	3.25%, 06/15/2023	1,000	1,035
Duke Energy Corp			3.50%, 10/01/2020	25	26
1.80%, 09/01/2021	15	15	4.45%, 04/15/2042	102	113
2.65%, 09/01/2026	525	502	5.40%, 01/15/2040	128	157
3.75%, 04/15/2024	500	523	6.05%, 03/01/2034	452	589
3.75%, 09/01/2046	600	578	PacifiCorp
Duke Energy Florida LLC			6.25%, 10/15/2037	92	123
3.40%, 10/01/2046	300	283	PECO Energy Co
5.65%, 04/01/2040	25	32	2.38%, 09/15/2022	100	100
6.40%, 06/15/2038	66	90	PPL Capital Funding Inc
Duke Energy Indiana LLC			3.40%, 06/01/2023	300	309
3.75%, 07/15/2020	37	39	4.70%, 06/01/2043	100	109
6.12%, 10/15/2035	77	100	PPL Electric Utilities Corp
6.45%, 04/01/2039	300	406	3.95%, 06/01/2047	300	310

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electronics (continued)
Progress Energy Inc			Jabil Inc
3.15%, 04/01/2022	$128	$130	4.70%, 09/15/2022	$100	$106
7.75%, 03/01/2031	136	192	Keysight Technologies Inc
PSEG Power LLC			3.30%, 10/30/2019	500	507
5.13%, 04/15/2020	300	321	Koninklijke Philips NV
Public Service Co of Colorado			5.00%, 03/15/2042	128	141
2.25%, 09/15/2022	1,000	995	Tyco Electronics Group SA
Public Service Electric & Gas Co			7.13%, 10/01/2037	14	20
3.00%, 05/15/2027	400	399			$2,544
3.65%, 09/01/2042	200	198	Engineering & Construction - 0.00%
Puget Sound Energy Inc			ABB Finance USA Inc
5.80%, 03/15/2040	351	451	2.88%, 05/08/2022	100	102
South Carolina Electric & Gas Co
4.10%, 06/15/2046	300	304	Environmental Control - 0.07%
5.45%, 02/01/2041	77	91	Republic Services Inc
Southern California Edison Co			2.90%, 07/01/2026	500	490
2.40%, 02/01/2022	300	301	4.75%, 05/15/2023	51	56
4.05%, 03/15/2042	668	700	5.25%, 11/15/2021	200	221
5.50%, 03/15/2040	102	129	5.50%, 09/15/2019	104	111
5.95%, 02/01/2038	117	152	Waste Management Inc
Southern Co/The			3.90%, 03/01/2035	200	207
2.15%, 09/01/2019	500	501	4.10%, 03/01/2045	200	211
2.35%, 07/01/2021	520	517	4.60%, 03/01/2021	350	376
3.25%, 07/01/2026	540	534			$1,672
4.40%, 07/01/2046	530	549	Federal & Federally Sponsored Credit - 0.02%
5.50%, 03/15/2057	400	423	Federal Farm Credit Banks
3 Month LIBOR + 3.63%			1.55%, 04/13/2020	250	249
Southern Power Co			1.58%, 02/17/2021	175	174
5.25%, 07/15/2043	200	220			$423
Southwestern Electric Power Co			Finance - Mortgage Loan/Banker - 1.63%
2.75%, 10/01/2026	750	725	Fannie Mae
6.20%, 03/15/2040	51	67	0.00%, 10/09/2019(b)	890	858
6.45%, 01/15/2019	125	132	0.88%, 12/27/2017	450	450
Tampa Electric Co			1.00%, 04/30/2018	575	574
4.35%, 05/15/2044	200	209	1.00%, 02/26/2019	1,000	994
TransAlta Corp			1.13%, 07/26/2019	2,300	2,283
6.50%, 03/15/2040	25	25	1.25%, 02/26/2019	2,400	2,391
Union Electric Co			1.25%, 05/06/2021	500	491
3.50%, 04/15/2024	500	519	1.25%, 08/17/2021	500	489
Virginia Electric & Power Co			1.38%, 01/28/2019	750	749
2.75%, 03/15/2023	500	506	1.38%, 10/07/2021	400	392
4.00%, 11/15/2046	500	514	1.50%, 11/30/2020	500	497
4.65%, 08/15/2043	250	279	1.63%, 11/27/2018	1,000	1,001
6.00%, 05/15/2037	77	100	1.63%, 01/21/2020	1,000	1,001
8.88%, 11/15/2038	10	17	1.70%, 01/27/2020	500	499
WEC Energy Group Inc			1.75%, 09/12/2019	300	301
3.55%, 06/15/2025	110	113	1.75%, 11/26/2019	750	753
Westar Energy Inc			1.88%, 12/28/2020	500	503
4.25%, 12/01/2045	500	535	2.00%, 01/05/2022	400	401
Wisconsin Electric Power Co			2.13%, 04/24/2026	500	488
5.70%, 12/01/2036	750	931	2.63%, 09/06/2024	750	767
		$37,118	5.63%, 07/15/2037	200	276
Electrical Components & Equipment - 0.01%			6.63%, 11/15/2030	602	852
Emerson Electric Co			7.13%, 01/15/2030	199	289
2.63%, 02/15/2023	100	100	7.25%, 05/15/2030	280	413
4.88%, 10/15/2019	25	27	Federal Home Loan Banks
		$127	0.88%, 10/01/2018	500	498
Electronics - 0.11%			0.88%, 08/05/2019	500	494
Allegion US Holding Co Inc			1.00%, 09/26/2019	500	495
3.55%, 10/01/2027(c)	500	496	1.13%, 06/21/2019	500	497
Arrow Electronics Inc			1.13%, 07/14/2021	500	488
4.50%, 03/01/2023	200	214	1.25%, 01/16/2019	750	748
Corning Inc			1.38%, 05/28/2019	1,000	998
4.75%, 03/15/2042	102	110	1.38%, 11/15/2019	1,500	1,495
Fortive Corp			1.38%, 09/28/2020	1,000	990
3.15%, 06/15/2026	535	533	1.38%, 02/18/2021	250	247
Honeywell International Inc			1.63%, 06/14/2019	500	501
2.50%, 11/01/2026	30	29	1.75%, 12/14/2018	1,500	1,505
3.35%, 12/01/2023	265	278	1.88%, 03/13/2020	500	503
5.38%, 03/01/2041	77	95	1.88%, 11/29/2021	250	250
5.70%, 03/15/2037	12	15	2.13%, 06/09/2023	200	201
			5.50%, 07/15/2036	180	244

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)				Forest Products & Paper (continued)
Federal Home Loan Banks	(continued)			International Paper Co	(continued)
5.63%, 06/11/2021		$350	$398	7.50%, 08/15/2021		$136	$161
Freddie Mac							$2,820
0.88%, 10/12/2018		250	249	Gas - 0.11%
0.88%, 07/19/2019		250	247	Atmos Energy Corp
1.00%, 05/25/2018		600	599	4.13%, 10/15/2044		400	419
1.25%, 08/01/2019		500	498	Dominion Energy Gas Holdings LLC
1.25%, 10/02/2019		1,000	994	4.80%, 11/01/2043		300	324
1.38%, 04/20/2020		500	497	NiSource Finance Corp
1.38%, 05/01/2020		1,000	995	3.49%, 05/15/2027		20	20
1.40%, 08/22/2019		500	499	5.95%, 06/15/2041		525	657
1.50%, 01/17/2020		1,000	997	ONE Gas Inc
1.75%, 05/30/2019		500	502	2.07%, 02/01/2019		500	501
2.38%, 01/13/2022		1,757	1,788	Sempra Energy
3.75%, 03/27/2019		1,052	1,087	6.00%, 10/15/2039		112	142
6.25%, 07/15/2032		231	325	Southern California Gas Co
6.75%, 03/15/2031		577	829	3.15%, 09/15/2024		500	511
			$38,370				$2,574
Food - 0.30%				Hand & Machine Tools - 0.01%
Campbell Soup Co				Stanley Black & Decker Inc
3.30%, 03/19/2025		300	303	2.90%, 11/01/2022		200	203
4.25%, 04/15/2021		51	54
Conagra Brands Inc				Healthcare - Products - 0.51%
3.20%, 01/25/2023		567	577	Abbott Laboratories
General Mills Inc				2.55%, 03/15/2022		20	20
3.15%, 12/15/2021		77	79	2.90%, 11/30/2021		520	530
5.65%, 02/15/2019		75	79	3.25%, 04/15/2023		600	613
Hershey Co/The				3.75%, 11/30/2026		470	482
3.38%, 08/15/2046		350	321	4.75%, 11/30/2036		40	44
Kellogg Co				4.90%, 11/30/2046		880	983
2.65%, 12/01/2023		500	497	5.30%, 05/27/2040		200	226
3.25%, 04/01/2026		500	500	Becton Dickinson and Co
Koninklijke Ahold Delhaize NV				2.68%, 12/15/2019		305	309
5.70%, 10/01/2040		102	117	2.89%, 06/06/2022		50	50
Kraft Heinz Foods Co				3.25%, 11/12/2020		500	514
3.00%, 06/01/2026		35	34	3.73%, 12/15/2024		394	403
3.50%, 06/06/2022		300	311	4.67%, 06/06/2047		35	37
3.95%, 07/15/2025		625	644	4.69%, 12/15/2044		250	264
4.38%, 06/01/2046		370	365	5.00%, 11/12/2040		51	55
5.00%, 06/04/2042		200	213	Boston Scientific Corp
5.20%, 07/15/2045		235	257	3.85%, 05/15/2025		530	550
5.38%, 02/10/2020		95	102	4.13%, 10/01/2023		350	371
6.50%, 02/09/2040		75	94	6.00%, 01/15/2020		51	55
6.88%, 01/26/2039		161	207	7.38%, 01/15/2040		51	68
Kroger Co/The				Medtronic Global Holdings SCA
3.30%, 01/15/2021		321	329	3.35%, 04/01/2027		30	31
3.40%, 04/15/2022		154	158	Medtronic Inc
3.70%, 08/01/2027		300	296	2.50%, 03/15/2020		350	355
4.45%, 02/01/2047		25	24	3.15%, 03/15/2022		530	549
5.15%, 08/01/2043		300	308	3.50%, 03/15/2025		1,850	1,929
5.40%, 07/15/2040		25	26	4.63%, 03/15/2045		625	711
6.15%, 01/15/2020		12	13	Stryker Corp
Sysco Corp				2.00%, 03/08/2019		350	351
4.85%, 10/01/2045		250	275	2.63%, 03/15/2021		15	15
5.38%, 09/21/2035		500	587	3.50%, 03/15/2026		500	514
Tyson Foods Inc				4.10%, 04/01/2043		200	200
2.65%, 08/15/2019		350	354	4.38%, 01/15/2020		25	26
3.55%, 06/02/2027		20	20	4.63%, 03/15/2046		20	22
			$7,144	Thermo Fisher Scientific Inc
Forest Products & Paper - 0.12%				2.40%, 02/01/2019		500	503
Celulosa Arauco y Constitucion SA				2.95%, 09/19/2026		530	519
4.50%, 08/01/2024		500	527	3.00%, 04/15/2023		20	20
Georgia-Pacific LLC				4.15%, 02/01/2024		20	21
7.75%, 11/15/2029		51	71	4.70%, 05/01/2020		51	54
8.00%, 01/15/2024		228	293	Zimmer Biomet Holdings Inc
International Paper Co				3.15%, 04/01/2022		500	509
3.00%, 02/15/2027		35	34				$11,903
3.65%, 06/15/2024		443	460	Healthcare - Services - 0.45%
4.40%, 08/15/2047		350	354	Aetna Inc
4.75%, 02/15/2022		813	886	2.80%, 06/15/2023		35	35
7.30%, 11/15/2039		25	34	4.13%, 06/01/2021		102	108
				4.13%, 11/15/2042		100	104

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Insurance (continued)
Aetna Inc (continued)			American International Group Inc
6.63%, 06/15/2036	$105	$142	3.75%, 07/10/2025	$20	$21
6.75%, 12/15/2037	112	155	3.88%, 01/15/2035	750	734
Anthem Inc			3.90%, 04/01/2026	785	817
3.30%, 01/15/2023	325	335	4.70%, 07/10/2035	750	805
4.63%, 05/15/2042	30	33	4.80%, 07/10/2045	25	27
4.65%, 01/15/2043	100	108	4.88%, 06/01/2022	280	308
5.85%, 01/15/2036	250	304	Aon Corp
Ascension Health			5.00%, 09/30/2020	128	138
3.95%, 11/15/2046	500	510	Arch Capital Finance LLC
Baylor Scott & White Holdings			5.03%, 12/15/2046	250	279
3.97%, 11/15/2046	232	235	Arch Capital Group US Inc
Children's Hospital Corp/The			5.14%, 11/01/2043	375	418
4.12%, 01/01/2047	500	528	AXA SA
Cigna Corp			8.60%, 12/15/2030	38	54
3.25%, 04/15/2025	750	760	Berkshire Hathaway Finance Corp
3.88%, 10/15/2047	115	115	4.25%, 01/15/2021	102	109
Coventry Health Care Inc			4.30%, 05/15/2043	300	327
5.45%, 06/15/2021	500	551	5.75%, 01/15/2040	115	148
Dignity Health			Berkshire Hathaway Inc
2.64%, 11/01/2019	500	504	2.20%, 03/15/2021	380	383
Howard Hughes Medical Institute			2.75%, 03/15/2023	30	30
3.50%, 09/01/2023	400	421	3.13%, 03/15/2026	350	354
Humana Inc			3.40%, 01/31/2022	205	215
4.95%, 10/01/2044	300	340	Chubb Corp/The
Laboratory Corp of America Holdings			6.50%, 05/15/2038	10	14
4.63%, 11/15/2020	500	532	Chubb INA Holdings Inc
4.70%, 02/01/2045	15	15	2.88%, 11/03/2022	500	509
Memorial Sloan-Kettering Cancer Center			6.70%, 05/15/2036	250	347
4.13%, 07/01/2052	750	773	CNA Financial Corp
4.20%, 07/01/2055	250	262	5.75%, 08/15/2021	77	85
Partners Healthcare System Inc			Hartford Financial Services Group Inc/The
4.12%, 07/01/2055	300	305	4.30%, 04/15/2043	250	259
Quest Diagnostics Inc			Lincoln National Corp
3.50%, 03/30/2025	500	510	4.00%, 09/01/2023	1,000	1,053
4.70%, 04/01/2021	102	109	6.15%, 04/07/2036	6	7
4.75%, 01/30/2020	3	3	7.00%, 06/15/2040	47	63
UnitedHealth Group Inc			Loews Corp
2.88%, 03/15/2022	180	184	2.63%, 05/15/2023	200	200
3.35%, 07/15/2022	30	31	4.13%, 05/15/2043	200	199
3.45%, 01/15/2027	540	559	Manulife Financial Corp
3.75%, 07/15/2025	340	361	5.38%, 03/04/2046	250	303
4.20%, 01/15/2047	30	32	Marsh & McLennan Cos Inc
4.38%, 03/15/2042	750	812	2.35%, 03/06/2020	300	302
4.63%, 07/15/2035	30	34	3.75%, 03/14/2026	750	783
4.70%, 02/15/2021	90	97	MetLife Inc
6.50%, 06/15/2037	77	105	3.00%, 03/01/2025	300	301
6.88%, 02/15/2038	491	697	3.60%, 04/10/2024	250	261
		$10,709	4.37%, 09/15/2023	235	256
Home Furnishings - 0.00%			4.60%, 05/13/2046	500	550
Whirlpool Corp			4.88%, 11/13/2043	20	23
4.85%, 06/15/2021	77	83	5.70%, 06/15/2035	164	203
			6.40%, 12/15/2066	288	332
Housewares - 0.09%			7.72%, 02/15/2019	225	243
Newell Brands Inc			PartnerRe Finance B LLC
2.88%, 12/01/2019	400	406	5.50%, 06/01/2020	115	124
3.85%, 04/01/2023	380	399	Progressive Corp/The
3.90%, 11/01/2025	350	363	3.75%, 08/23/2021	277	291
4.20%, 04/01/2026	500	527	4.35%, 04/25/2044	200	217
5.38%, 04/01/2036	350	408	Prudential Financial Inc
5.50%, 04/01/2046	30	35	3.50%, 05/15/2024	1,200	1,248
		$2,138	4.50%, 11/16/2021	128	138
Insurance - 0.81%			5.20%, 03/15/2044	350	372
Aflac Inc			3 Month LIBOR + 3.04%
3.63%, 11/15/2024	200	211	5.70%, 12/14/2036	25	31
Allied World Assurance Co Holdings Ltd			5.88%, 09/15/2042	100	111
4.35%, 10/29/2025	500	508	3 Month LIBOR + 4.18%
Allstate Corp/The			6.63%, 12/01/2037	126	169
3.28%, 12/15/2026	500	509	7.38%, 06/15/2019	350	382
5.55%, 05/09/2035	200	240	Reinsurance Group of America Inc
			4.70%, 09/15/2023	200	217
			Travelers Cos Inc/The
			4.00%, 05/30/2047	800	829

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)				Machinery - Diversified (continued)
Travelers Cos Inc/The	(continued)			Deere & Co (continued)
5.90%, 06/02/2019		$350	$373	4.38%, 10/16/2019	$56	$59
6.25%, 06/15/2037		12	16	5.38%, 10/16/2029	500	606
6.75%, 06/20/2036		51	71	John Deere Capital Corp
Trinity Acquisition PLC				1.25%, 10/09/2019	300	297
4.40%, 03/15/2026		500	530	3.90%, 07/12/2021	500	529
Willis North America Inc				Rockwell Automation Inc
3.60%, 05/15/2024		300	307	2.05%, 03/01/2020	250	249
XLIT Ltd				Roper Technologies Inc
2.30%, 12/15/2018		350	351	2.80%, 12/15/2021	500	505
5.25%, 12/15/2043		400	442	3.13%, 11/15/2022	750	759
			$19,147	Xylem Inc/NY
Internet - 0.22%				4.88%, 10/01/2021	19	21
Alibaba Group Holding Ltd						$3,056
3.13%, 11/28/2021		270	276	Media - 1.11%
3.60%, 11/28/2024		300	311	21st Century Fox America Inc
Alphabet Inc				3.70%, 10/15/2025	500	515
3.38%, 02/25/2024		500	524	4.50%, 02/15/2021	200	214
3.63%, 05/19/2021		51	54	4.95%, 10/15/2045	350	383
Amazon.com Inc				5.65%, 08/15/2020	51	56
2.40%, 02/22/2023(a)		340	339	6.15%, 03/01/2037	15	19
2.50%, 11/29/2022		100	101	6.15%, 02/15/2041	577	721
2.60%, 12/05/2019		250	255	6.20%, 12/15/2034	154	191
3.15%, 08/22/2027(a)		490	494	6.40%, 12/15/2035	128	162
3.80%, 12/05/2024		20	21	6.90%, 03/01/2019	154	164
3.88%, 08/22/2037(a)		340	346	CBS Corp
4.25%, 08/22/2057(a)		630	646	4.00%, 01/15/2026	515	532
4.95%, 12/05/2044		515	595	4.30%, 02/15/2021	535	566
eBay Inc				4.85%, 07/01/2042	200	211
2.60%, 07/15/2022		600	598	5.75%, 04/15/2020	65	71
3.45%, 08/01/2024		30	30	7.88%, 07/30/2030	178	244
3.80%, 03/09/2022		500	524	Charter Communications Operating LLC /
4.00%, 07/15/2042		100	90	Charter Communications Operating Capital
			$5,204	4.46%, 07/23/2022	340	360
Investment Companies - 0.01%				4.91%, 07/23/2025	335	358
Prospect Capital Corp				6.38%, 10/23/2035	800	936
5.00%, 07/15/2019		250	258	6.48%, 10/23/2045	35	41
				Comcast Corp
Iron & Steel - 0.10%				2.35%, 01/15/2027	30	28
Nucor Corp				2.75%, 03/01/2023	115	116
4.00%, 08/01/2023		500	530	2.85%, 01/15/2023	100	102
Vale Overseas Ltd				3.15%, 02/15/2028	210	209
4.38%, 01/11/2022		300	313	3.38%, 08/15/2025	525	542
6.88%, 11/21/2036		617	706	4.20%, 08/15/2034	750	797
8.25%, 01/17/2034		38	48	4.25%, 01/15/2033	100	108
Vale SA				4.40%, 08/15/2035	500	542
5.63%, 09/11/2042		750	765	4.60%, 08/15/2045	1,000	1,100
			$2,362	4.65%, 07/15/2042	115	127
Lodging - 0.06%				4.75%, 03/01/2044	20	22
Marriott International Inc/MD				5.15%, 03/01/2020	774	833
2.30%, 01/15/2022		30	29	5.65%, 06/15/2035	20	25
2.88%, 03/01/2021		500	507	6.40%, 03/01/2040	500	669
3.13%, 10/15/2021		500	512	6.45%, 03/15/2037	85	114
Wyndham Worldwide Corp				6.95%, 08/15/2037	274	382
3.90%, 03/01/2023		300	300	Discovery Communications LLC
			$1,348	3.25%, 04/01/2023	200	201
Machinery - Construction & Mining - 0.06%				3.95%, 03/20/2028	500	496
Caterpillar Financial Services Corp				4.38%, 06/15/2021	500	528
1.70%, 08/09/2021		350	343	4.88%, 04/01/2043	25	24
1.93%, 10/01/2021		190	188	4.90%, 03/11/2026	500	534
7.15%, 02/15/2019		113	121	5.00%, 09/20/2037	500	508
Caterpillar Inc				5.20%, 09/20/2047	500	507
3.80%, 08/15/2042		105	108	5.63%, 08/15/2019	32	34
3.90%, 05/27/2021		30	32	6.35%, 06/01/2040	43	50
4.75%, 05/15/2064		350	392	Grupo Televisa SAB
6.05%, 08/15/2036		132	172	4.63%, 01/30/2026	500	534
			$1,356	6.63%, 03/18/2025	200	239
Machinery - Diversified - 0.13%				NBCUniversal Media LLC
Deere & Co				4.38%, 04/01/2021	151	163
3.90%, 06/09/2042		30	31	5.15%, 04/30/2020	575	622
				5.95%, 04/01/2041	100	129
				6.40%, 04/30/2040	251	338

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
RELX Capital Inc			Rio Tinto Finance USA PLC
3.13%, 10/15/2022	$125	$127	4.75%, 03/22/2042	$328	$371
Scripps Networks Interactive Inc			Southern Copper Corp
2.80%, 06/15/2020	500	503	5.38%, 04/16/2020	25	27
Thomson Reuters Corp			5.88%, 04/23/2045	350	399
3.95%, 09/30/2021	175	183	6.75%, 04/16/2040	258	317
4.50%, 05/23/2043	300	301			$4,169
5.85%, 04/15/2040	25	29	Miscellaneous Manufacturers - 0.37%
Time Warner Cable LLC			3M Co
4.00%, 09/01/2021	180	186	1.63%, 09/19/2021	500	493
5.50%, 09/01/2041	315	327	3.13%, 09/19/2046	300	272
6.55%, 05/01/2037	151	177	5.70%, 03/15/2037	38	50
6.75%, 06/15/2039	77	92	Crane Co
7.30%, 07/01/2038	300	377	4.45%, 12/15/2023	100	105
8.25%, 04/01/2019	654	711	Dover Corp
8.75%, 02/14/2019	48	52	5.38%, 03/01/2041	77	94
Time Warner Entertainment Co LP			Eaton Corp
8.38%, 07/15/2033	95	129	2.75%, 11/02/2022	100	101
Time Warner Inc			3.92%, 09/15/2047	750	737
2.95%, 07/15/2026	20	19	4.00%, 11/02/2032	100	103
3.60%, 07/15/2025	1,000	1,004	4.15%, 11/02/2042	50	50
3.80%, 02/15/2027	40	40	General Electric Co
4.00%, 01/15/2022	180	190	2.20%, 01/09/2020	1,110	1,120
4.05%, 12/15/2023	500	530	2.70%, 10/09/2022	350	356
4.65%, 06/01/2044	500	488	3.38%, 03/11/2024	20	21
4.70%, 01/15/2021	81	87	4.13%, 10/09/2042	325	344
4.85%, 07/15/2045	35	36	4.38%, 09/16/2020	25	27
4.88%, 03/15/2020	42	45	4.50%, 03/11/2044	40	45
5.38%, 10/15/2041	128	138	4.63%, 01/07/2021	77	83
6.10%, 07/15/2040	43	50	5.30%, 02/11/2021	308	339
6.20%, 03/15/2040	51	60	5.50%, 01/08/2020	295	318
7.63%, 04/15/2031	445	607	6.00%, 08/07/2019	181	195
Viacom Inc			6.15%, 08/07/2037	155	205
3.25%, 03/15/2023	750	738	6.75%, 03/15/2032	896	1,241
3.45%, 10/04/2026	35	34	6.88%, 01/10/2039	500	732
3.88%, 12/15/2021	128	132	Illinois Tool Works Inc
4.38%, 03/15/2043	400	345	2.65%, 11/15/2026	500	488
6.88%, 04/30/2036	181	201	3.50%, 03/01/2024	350	367
Walt Disney Co/The			Ingersoll-Rand Luxembourg Finance SA
2.30%, 02/12/2021	500	504	4.65%, 11/01/2044	300	325
2.35%, 12/01/2022	750	751	Parker-Hannifin Corp
2.75%, 08/16/2021	102	104	3.50%, 09/15/2022	577	603
3.70%, 12/01/2042	100	97			$8,814
3.75%, 06/01/2021	200	211	Office & Business Equipment - 0.08%
7.00%, 03/01/2032	51	72	Pitney Bowes Inc
		$26,044	3.38%, 10/01/2021	750	738
Metal Fabrication & Hardware - 0.02%			3.88%, 05/15/2022	300	295
Precision Castparts Corp			Xerox Corp
2.50%, 01/15/2023	100	100	2.75%, 09/01/2020	415	414
3.25%, 06/15/2025	25	25	4.07%, 03/17/2022	302	309
4.38%, 06/15/2045	250	275	4.50%, 05/15/2021	226	237
		$400			$1,993
Mining - 0.18%			Oil & Gas - 1.67%
Barrick Gold Corp			Anadarko Finance Co
5.25%, 04/01/2042	20	23	7.50%, 05/01/2031	77	96
Barrick North America Finance LLC			Anadarko Petroleum Corp
4.40%, 05/30/2021	157	169	4.50%, 07/15/2044	100	95
5.75%, 05/01/2043	30	36	4.85%, 03/15/2021	20	21
Barrick PD Australia Finance Pty Ltd			6.20%, 03/15/2040	25	29
5.95%, 10/15/2039	90	110	6.45%, 09/15/2036	725	858
BHP Billiton Finance USA Ltd			6.60%, 03/15/2046	15	19
4.13%, 02/24/2042	328	342	Apache Corp
5.00%, 09/30/2043	520	613	3.25%, 04/15/2022	25	25
Goldcorp Inc			3.63%, 02/01/2021	577	595
3.63%, 06/09/2021	300	311	4.75%, 04/15/2043	128	128
Newmont Mining Corp			5.10%, 09/01/2040	92	96
6.25%, 10/01/2039	515	640	BP Capital Markets PLC
Rio Tinto Alcan Inc			2.32%, 02/13/2020	200	202
6.13%, 12/15/2033	77	97	2.50%, 11/06/2022	1,220	1,220
Rio Tinto Finance USA Ltd			3.06%, 03/17/2022	315	323
7.13%, 07/15/2028	537	714	3.22%, 04/14/2024	420	428
			3.28%, 09/19/2027	175	175

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
BP Capital Markets PLC (continued)			Marathon Petroleum Corp	(continued)
3.54%, 11/04/2024	$20	$ 21	5.13%, 03/01/2021		$77	$84
3.56%, 11/01/2021	200	210	Nexen Energy ULC
3.59%, 04/14/2027	30	31	5.88%, 03/10/2035		500	600
3.72%, 11/28/2028	40	41	6.40%, 05/15/2037		157	201
3.81%, 02/10/2024	400	421	7.50%, 07/30/2039		15	22
4.74%, 03/11/2021	128	139	Noble Energy Inc
4.75%, 03/10/2019	25	26	5.25%, 11/15/2043		350	367
Canadian Natural Resources Ltd			6.00%, 03/01/2041		102	116
3.85%, 06/01/2027	25	25	Occidental Petroleum Corp
6.25%, 03/15/2038	1,164	1,398	2.70%, 02/15/2023		300	302
Cenovus Energy Inc			3.50%, 06/15/2025		500	512
4.25%, 04/15/2027(a)	400	397	4.10%, 02/15/2047		270	277
5.40%, 06/15/2047(a)	480	477	4.40%, 04/15/2046		25	27
Chevron Corp			4.63%, 06/15/2045		25	27
1.79%, 11/16/2018	790	791	Petro-Canada
2.10%, 05/16/2021	40	40	5.95%, 05/15/2035		400	483
2.36%, 12/05/2022	300	300	6.80%, 05/15/2038		12	16
2.41%, 03/03/2022	500	503	Petroleos Mexicanos
2.43%, 06/24/2020	450	457	3.50%, 07/23/2020		350	357
2.95%, 05/16/2026	355	354	4.50%, 01/23/2026		1,000	998
3.19%, 06/24/2023	15	16	4.88%, 01/24/2022		385	404
4.95%, 03/03/2019	400	418	5.50%, 01/21/2021		208	222
CNOOC Finance 2013 Ltd			5.50%, 06/27/2044		350	326
3.00%, 05/09/2023	150	150	6.38%, 01/23/2045		400	407
4.25%, 05/09/2043	100	101	6.50%, 03/13/2027(a)		290	321
CNOOC Nexen Finance 2014 ULC			6.50%, 03/13/2027(a)		1,000	1,108
4.25%, 04/30/2024	500	532	6.63%, 06/15/2035		1,036	1,116
Concho Resources Inc			6.75%, 09/21/2047		350	372
4.88%, 10/01/2047	95	99	6.75%, 09/21/2047(a)		290	309
Conoco Funding Co			Phillips 66
7.25%, 10/15/2031	200	270	4.30%, 04/01/2022		1,128	1,212
ConocoPhillips			5.88%, 05/01/2042		128	157
6.50%, 02/01/2039	169	225	Pioneer Natural Resources Co
ConocoPhillips Co			3.95%, 07/15/2022		100	105
2.40%, 12/15/2022	20	20	Shell International Finance BV
2.88%, 11/15/2021	20	20	1.75%, 09/12/2021		35	34
3.35%, 05/15/2025	750	767	1.88%, 05/10/2021		1,025	1,018
4.30%, 11/15/2044	420	439	2.38%, 08/21/2022		100	100
ConocoPhillips Holding Co			2.50%, 09/12/2026		330	318
6.95%, 04/15/2029	202	262	3.40%, 08/12/2023		1,500	1,573
Devon Energy Corp			3.63%, 08/21/2042		100	96
3.25%, 05/15/2022	30	30	4.00%, 05/10/2046		245	248
5.60%, 07/15/2041	125	137	4.13%, 05/11/2035		410	433
7.95%, 04/15/2032	25	33	4.30%, 09/22/2019		651	683
Ecopetrol SA			4.38%, 03/25/2020		25	27
4.13%, 01/16/2025	500	501	4.38%, 05/11/2045		490	525
5.88%, 09/18/2023	250	278	4.55%, 08/12/2043		35	38
EOG Resources Inc			5.50%, 03/25/2040		25	30
2.63%, 03/15/2023	200	198	6.38%, 12/15/2038		43	58
4.15%, 01/15/2026	350	371	Statoil ASA
4.40%, 06/01/2020	51	54	2.25%, 11/08/2019		500	504
Exxon Mobil Corp			2.65%, 01/15/2024		400	396
2.22%, 03/01/2021	495	499	3.15%, 01/23/2022		102	105
3.04%, 03/01/2026	270	275	3.95%, 05/15/2043		200	201
3.18%, 03/15/2024	500	519	5.10%, 08/17/2040		263	306
3.57%, 03/06/2045	300	294	5.25%, 04/15/2019		23	24
4.11%, 03/01/2046	90	97	Suncor Energy Inc
Hess Corp			6.50%, 06/15/2038		428	556
5.60%, 02/15/2041	51	51	6.85%, 06/01/2039		5	7
7.13%, 03/15/2033	221	258	Total Capital International SA
7.30%, 08/15/2031	25	29	2.75%, 06/19/2021		400	409
HollyFrontier Corp			2.88%, 02/17/2022		128	131
5.88%, 04/01/2026	475	517	Total Capital SA
Husky Energy Inc			4.25%, 12/15/2021		51	55
7.25%, 12/15/2019	550	608	4.45%, 06/24/2020		500	534
Marathon Oil Corp			Valero Energy Corp
3.85%, 06/01/2025	500	497	3.65%, 03/15/2025		500	513
6.60%, 10/01/2037	223	257	6.13%, 02/01/2020		138	150
Marathon Petroleum Corp			6.63%, 06/15/2037		234	295
3.63%, 09/15/2024	400	407	7.50%, 04/15/2032		15	20
5.00%, 09/15/2054	200	193

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Valero Energy Corp (continued)			Express Scripts Holding Co
9.38%, 03/15/2019	$128	$141	2.25%, 06/15/2019	$1,000	$1,004
		$39,339	3.50%, 06/15/2024	515	523
Oil & Gas Services - 0.10%			3.90%, 02/15/2022	200	210
Baker Hughes a GE Co LLC			4.50%, 02/25/2026	30	32
3.20%, 08/15/2021	149	154	4.75%, 11/15/2021	77	83
Halliburton Co			6.13%, 11/15/2041	16	19
3.25%, 11/15/2021	651	670	GlaxoSmithKline Capital Inc
3.80%, 11/15/2025	275	282	5.38%, 04/15/2034	1,000	1,191
4.50%, 11/15/2041	51	51	GlaxoSmithKline Capital PLC
4.85%, 11/15/2035	275	298	2.85%, 05/08/2022	143	146
5.00%, 11/15/2045	365	400	Johnson & Johnson
7.45%, 09/15/2039	10	14	1.65%, 12/05/2018	500	501
National Oilwell Varco Inc			2.45%, 03/01/2026	30	29
2.60%, 12/01/2022	500	485	2.95%, 09/01/2020	128	132
		$2,354	3.63%, 03/03/2037	20	21
Other Asset Backed Securities - 0.00%			3.70%, 03/01/2046	215	223
CenterPoint Energy Restoration Bond Co			3.75%, 03/03/2047	30	31
LLC			4.95%, 05/15/2033	201	241
3.46%, 08/15/2019	20	20	5.95%, 08/15/2037	775	1,040
			McKesson Corp
Packaging & Containers - 0.02%			4.75%, 03/01/2021	250	268
WestRock RKT Co			4.88%, 03/15/2044	120	133
4.00%, 03/01/2023	500	527	Mead Johnson Nutrition Co
			4.60%, 06/01/2044	250	275
Pharmaceuticals - 1.33%			Merck & Co Inc
AbbVie Inc			2.35%, 02/10/2022	770	773
2.00%, 11/06/2018	200	201	2.40%, 09/15/2022	100	101
2.50%, 05/14/2020	580	587	2.75%, 02/10/2025	380	381
2.90%, 11/06/2022	200	203	2.80%, 05/18/2023	200	205
3.20%, 11/06/2022	30	31	3.60%, 09/15/2042	100	100
3.20%, 05/14/2026	335	336	4.15%, 05/18/2043	200	218
3.60%, 05/14/2025	470	487	6.55%, 09/15/2037	187	259
4.30%, 05/14/2036	170	178	Merck Sharp & Dohme Corp
4.40%, 11/06/2042	200	209	5.00%, 06/30/2019	154	163
4.45%, 05/14/2046	265	279	Mylan Inc
4.50%, 05/14/2035	300	323	2.55%, 03/28/2019	250	251
4.70%, 05/14/2045	330	360	Mylan NV
Actavis Inc			3.75%, 12/15/2020	750	778
3.25%, 10/01/2022	150	154	3.95%, 06/15/2026	295	300
4.63%, 10/01/2042	100	105	5.25%, 06/15/2046	170	184
6.13%, 08/15/2019	12	13	Novartis Capital Corp
Allergan Funding SCS			3.00%, 11/20/2025	500	509
3.00%, 03/12/2020	400	408	3.10%, 05/17/2027	20	20
3.80%, 03/15/2025	300	312	4.40%, 04/24/2020	77	82
3.85%, 06/15/2024	445	464	4.40%, 05/06/2044	350	396
4.55%, 03/15/2035	1,030	1,099	Novartis Securities Investment Ltd
4.75%, 03/15/2045	235	254	5.13%, 02/10/2019	564	590
4.85%, 06/15/2044	530	577	Pfizer Inc
AmerisourceBergen Corp			1.45%, 06/03/2019	600	598
3.40%, 05/15/2024	250	258	2.75%, 06/03/2026	35	35
AstraZeneca PLC			3.00%, 06/15/2023	500	515
1.95%, 09/18/2019	600	600	3.40%, 05/15/2024	1,000	1,052
3.38%, 11/16/2025	305	310	4.13%, 12/15/2046	525	561
4.00%, 09/18/2042	125	125	4.40%, 05/15/2044	30	33
4.38%, 11/16/2045	165	175	5.60%, 09/15/2040	380	481
6.45%, 09/15/2037	144	193	7.20%, 03/15/2039	151	223
Bristol-Myers Squibb Co			Shire Acquisitions Investments Ireland DAC
1.75%, 03/01/2019	500	501	2.40%, 09/23/2021	500	498
3.25%, 08/01/2042	600	550	2.88%, 09/23/2023	35	35
Cardinal Health Inc			3.20%, 09/23/2026	525	518
1.95%, 06/14/2019	200	200	Teva Pharmaceutical Finance Co BV
2.62%, 06/15/2022	220	220	3.65%, 11/10/2021	400	403
3.08%, 06/15/2024	20	20	Teva Pharmaceutical Finance Co LLC
3.20%, 03/15/2023	200	203	6.15%, 02/01/2036	3	3
3.41%, 06/15/2027	200	201	Teva Pharmaceutical Finance Netherlands III
4.60%, 03/15/2043	100	105	BV
Eli Lilly & Co			1.70%, 07/19/2019	1,000	986
1.95%, 03/15/2019	1,000	1,005	3.15%, 10/01/2026	750	691
2.75%, 06/01/2025	10	10	4.10%, 10/01/2046	425	358
3.70%, 03/01/2045	510	512	Wyeth LLC
			5.95%, 04/01/2037	91	119
			6.50%, 02/01/2034	144	194

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Zoetis Inc			ONEOK Inc
3.25%, 02/01/2023	$100	$103	4.00%, 07/13/2027	$300	$304
3.45%, 11/13/2020	750	775	4.25%, 02/01/2022	300	312
		$31,361	4.95%, 07/13/2047	300	301
Pipelines - 0.97%			ONEOK Partners LP
Boardwalk Pipelines LP			4.90%, 03/15/2025	500	535
3.38%, 02/01/2023	200	200	5.00%, 09/15/2023	250	270
Buckeye Partners LP			6.13%, 02/01/2041	128	147
2.65%, 11/15/2018	250	251	8.63%, 03/01/2019	20	22
4.88%, 02/01/2021	850	902	Plains All American Pipeline LP / PAA
Columbia Pipeline Group Inc			Finance Corp
5.80%, 06/01/2045	500	600	2.85%, 01/31/2023	200	192
Enable Midstream Partners LP			3.65%, 06/01/2022	128	129
5.00%, 05/15/2044	500	487	4.30%, 01/31/2043	200	172
Enbridge Energy Partners LP			4.50%, 12/15/2026	520	528
5.20%, 03/15/2020	9	10	4.65%, 10/15/2025	15	15
7.38%, 10/15/2045	100	129	4.70%, 06/15/2044	500	452
9.88%, 03/01/2019	87	96	5.75%, 01/15/2020	15	16
Enbridge Inc			Sabine Pass Liquefaction LLC
4.25%, 12/01/2026	750	789	5.00%, 03/15/2027	330	352
5.50%, 12/01/2046	30	34	5.63%, 03/01/2025	40	44
Energy Transfer LP			5.75%, 05/15/2024	200	222
3.60%, 02/01/2023	15	15	5.88%, 06/30/2026	345	385
4.75%, 01/15/2026	40	42	Southern Natural Gas Co LLC / Southern
4.90%, 02/01/2024	350	371	Natural Issuing Corp
4.90%, 03/15/2035	300	298	4.40%, 06/15/2021	51	54
5.20%, 02/01/2022	102	111	Spectra Energy Partners LP
5.95%, 10/01/2043	350	375	5.95%, 09/25/2043	200	239
6.13%, 12/15/2045	520	571	Sunoco Logistics Partners Operations LP
6.50%, 02/01/2042	102	115	3.45%, 01/15/2023	200	202
9.00%, 04/15/2019	6	7	4.95%, 01/15/2043	200	188
Energy Transfer LP / Regency Energy Finance			5.35%, 05/15/2045	15	15
Corp			Texas Eastern Transmission LP
5.88%, 03/01/2022	750	830	7.00%, 07/15/2032	100	127
EnLink Midstream Partners LP			TransCanada PipeLines Ltd
4.40%, 04/01/2024	200	207	3.80%, 10/01/2020	128	134
5.45%, 06/01/2047	300	310	5.60%, 03/31/2034	300	357
Enterprise Products Operating LLC			6.10%, 06/01/2040	25	32
3.35%, 03/15/2023	300	308	7.25%, 08/15/2038	51	71
3.70%, 02/15/2026	525	539	7.63%, 01/15/2039	500	734
3.75%, 02/15/2025	500	518	Williams Partners LP
3.90%, 02/15/2024	250	262	3.35%, 08/15/2022	15	15
4.85%, 08/15/2042	300	322	3.90%, 01/15/2025	350	357
4.85%, 03/15/2044	30	32	4.00%, 09/15/2025	595	609
4.90%, 05/15/2046	400	437	5.10%, 09/15/2045	180	189
5.20%, 09/01/2020	77	83	5.25%, 03/15/2020	180	193
6.13%, 10/15/2039	123	149	6.30%, 04/15/2040	343	411
6.45%, 09/01/2040	177	223			$22,758
6.50%, 01/31/2019	161	170	Private Equity - 0.01%
6.88%, 03/01/2033	15	19	Brookfield Asset Management Inc
Kinder Morgan Energy Partners LP			4.00%, 01/15/2025	300	308
3.50%, 03/01/2021	750	769
3.50%, 09/01/2023	200	202	Regional Authority - 0.17%
4.15%, 03/01/2022	300	314	Province of British Columbia Canada
4.70%, 11/01/2042	200	192	2.65%, 09/22/2021	77	79
5.00%, 03/01/2043	100	99	6.50%, 01/15/2026	18	23
5.40%, 09/01/2044	400	416	Province of Manitoba Canada
6.38%, 03/01/2041	128	148	3.05%, 05/14/2024	500	515
6.50%, 09/01/2039	112	128	Province of Ontario Canada
6.95%, 01/15/2038	112	136	2.40%, 02/08/2022	500	504
7.40%, 03/15/2031	177	221	2.50%, 09/10/2021	500	507
9.00%, 02/01/2019	77	84	3.20%, 05/16/2024	750	780
Kinder Morgan Inc/DE			4.00%, 10/07/2019	277	289
3.05%, 12/01/2019	750	764	4.40%, 04/14/2020	151	160
4.30%, 06/01/2025	15	16	Province of Quebec Canada
5.55%, 06/01/2045	25	27	2.75%, 08/25/2021	231	236
MPLX LP			3.50%, 07/29/2020	750	782
4.13%, 03/01/2027	400	407	7.50%, 09/15/2029	64	91
4.88%, 12/01/2024	30	32	Province of Saskatchewan Canada
4.88%, 06/01/2025	300	321	8.50%, 07/15/2022	6	8
5.20%, 03/01/2047	330	345			$3,974

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITs - 0.71%			REITs (continued)
Alexandria Real Estate Equities Inc			Welltower Inc
2.75%, 01/15/2020	$750	$757	3.75%, 03/15/2023	$200	$208
American Tower Corp			6.13%, 04/15/2020	115	126
3.38%, 10/15/2026	1,000	989	Weyerhaeuser Co
3.50%, 01/31/2023	500	517	4.70%, 03/15/2021	51	55
4.70%, 03/15/2022	278	301	7.38%, 03/15/2032	300	416
AvalonBay Communities Inc					$16,812
2.95%, 09/15/2022	100	102	Retail - 0.93%
3.63%, 10/01/2020	100	104	AutoZone Inc
4.20%, 12/15/2023	400	430	3.75%, 06/01/2027	250	252
Boston Properties LP			4.00%, 11/15/2020	251	263
2.75%, 10/01/2026	250	236	Bed Bath & Beyond Inc
3.85%, 02/01/2023	200	211	5.17%, 08/01/2044	500	436
4.13%, 05/15/2021	77	81	Costco Wholesale Corp
5.63%, 11/15/2020	25	27	1.70%, 12/15/2019	400	400
5.88%, 10/15/2019	750	802	2.30%, 05/18/2022	280	280
Brixmor Operating Partnership LP			2.75%, 05/18/2024	20	20
3.85%, 02/01/2025	300	300	3.00%, 05/18/2027	150	150
CBL & Associates LP			CVS Health Corp
4.60%, 10/15/2024	750	715	2.13%, 06/01/2021	30	30
Crown Castle International Corp			2.25%, 08/12/2019	500	502
3.20%, 09/01/2024	400	398	2.80%, 07/20/2020	530	539
3.70%, 06/15/2026	750	755	3.50%, 07/20/2022	1,000	1,040
5.25%, 01/15/2023	30	33	4.00%, 12/05/2023	30	32
DDR Corp			4.13%, 05/15/2021	500	528
4.63%, 07/15/2022	200	212	5.13%, 07/20/2045	370	426
Duke Realty LP			Darden Restaurants Inc
3.88%, 10/15/2022	100	105	6.80%, 10/15/2037	27	35
ERP Operating LP			Dollar General Corp
2.38%, 07/01/2019	400	403	4.15%, 11/01/2025	500	531
4.63%, 12/15/2021	500	541	Home Depot Inc/The
4.75%, 07/15/2020	51	54	2.13%, 09/15/2026	250	235
Government Properties Income Trust			2.70%, 04/01/2023	20	20
4.00%, 07/15/2022	400	403	3.50%, 09/15/2056	300	277
HCP Inc			3.75%, 02/15/2024	380	402
3.40%, 02/01/2025	300	299	4.20%, 04/01/2043	20	21
4.20%, 03/01/2024	250	262	4.40%, 03/15/2045	20	22
4.25%, 11/15/2023	225	239	5.88%, 12/16/2036	987	1,282
5.38%, 02/01/2021	8	9	5.95%, 04/01/2041	351	463
6.75%, 02/01/2041	550	712	Kohl's Corp
Highwoods Realty LP			4.00%, 11/01/2021	277	287
3.20%, 06/15/2021	350	355	5.55%, 07/17/2045	250	241
Hospitality Properties Trust			Lowe's Cos Inc
5.00%, 08/15/2022	100	107	2.50%, 04/15/2026	520	500
Host Hotels & Resorts LP			3.10%, 05/03/2027	530	527
6.00%, 10/01/2021	200	223	3.70%, 04/15/2046	40	39
Kimco Realty Corp			3.80%, 11/15/2021	102	108
3.13%, 06/01/2023	200	200	4.38%, 09/15/2045	500	533
3.20%, 05/01/2021	250	255	4.63%, 04/15/2020	77	81
Liberty Property LP			Macy's Retail Holdings Inc
3.38%, 06/15/2023	300	304	2.88%, 02/15/2023	300	283
Mid-America Apartments LP			3.45%, 01/15/2021	500	501
4.00%, 11/15/2025	500	520	6.65%, 07/15/2024	25	27
Omega Healthcare Investors Inc			6.90%, 04/01/2029	125	132
4.50%, 01/15/2025	300	304	McDonald's Corp
4.95%, 04/01/2024	750	786	2.10%, 12/07/2018	500	502
Realty Income Corp			3.38%, 05/26/2025	500	513
4.65%, 08/01/2023	250	272	3.50%, 07/15/2020	151	157
Simon Property Group LP			3.70%, 02/15/2042	128	121
2.20%, 02/01/2019	400	402	4.70%, 12/09/2035	25	28
3.25%, 11/30/2026	500	498	4.88%, 07/15/2040	9	10
3.75%, 02/01/2024	500	523	4.88%, 12/09/2045	250	281
4.13%, 12/01/2021	200	213	6.30%, 10/15/2037	262	340
4.25%, 11/30/2046	130	133	Nordstrom Inc
6.75%, 02/01/2040	25	34	4.75%, 05/01/2020	36	37
UDR Inc			O'Reilly Automotive Inc
4.00%, 10/01/2025	200	208	3.85%, 06/15/2023	300	314
Ventas Realty LP			QVC Inc
5.70%, 09/30/2043	300	355	4.38%, 03/15/2023	250	260
Ventas Realty LP / Ventas Capital Corp			Starbucks Corp
4.25%, 03/01/2022	128	135	3.85%, 10/01/2023	530	570
Weingarten Realty Investors			Target Corp
3.38%, 10/15/2022	180	183	2.50%, 04/15/2026	1,500	1,437

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Semiconductors (continued)
Target Corp (continued)			Xilinx Inc
2.90%, 01/15/2022	$20	$20	2.13%, 03/15/2019	$175	$175
3.50%, 07/01/2024	30	31			$10,475
3.63%, 04/15/2046	20	19	Software - 0.67%
TJX Cos Inc/The			Adobe Systems Inc
2.50%, 05/15/2023	500	501	4.75%, 02/01/2020	51	54
Walgreen Co			CA Inc
4.40%, 09/15/2042	100	101	3.60%, 08/15/2022	300	308
Walgreens Boots Alliance Inc			Fidelity National Information Services Inc
2.70%, 11/18/2019	300	304	3.00%, 08/15/2026	40	39
3.45%, 06/01/2026	420	419	3.63%, 10/15/2020	340	354
3.80%, 11/18/2024	750	776	5.00%, 10/15/2025	212	236
4.80%, 11/18/2044	330	351	Fiserv Inc
Wal-Mart Stores Inc			3.50%, 10/01/2022	600	621
2.55%, 04/11/2023	1,450	1,471	Microsoft Corp
3.25%, 10/25/2020	51	53	1.30%, 11/03/2018	500	499
3.63%, 07/08/2020	81	85	1.55%, 08/08/2021	640	629
4.13%, 02/01/2019	102	105	2.00%, 11/03/2020	180	181
4.25%, 04/15/2021	51	55	2.38%, 02/12/2022	350	353
4.30%, 04/22/2044	500	551	2.38%, 05/01/2023	25	25
4.75%, 10/02/2043	25	29	2.40%, 02/06/2022	660	667
5.25%, 09/01/2035	380	467	2.40%, 08/08/2026	25	24
5.63%, 04/01/2040	38	49	2.65%, 11/03/2022	25	25
5.63%, 04/15/2041	280	363	2.88%, 02/06/2024	40	41
6.20%, 04/15/2038	20	27	3.00%, 10/01/2020	600	622
7.55%, 02/15/2030	128	186	3.13%, 11/03/2025	670	688
		$21,978	3.30%, 02/06/2027	920	953
Semiconductors - 0.44%			3.45%, 08/08/2036	750	755
Analog Devices Inc			3.70%, 08/08/2046	25	25
2.50%, 12/05/2021	750	752	3.95%, 08/08/2056	750	773
Applied Materials Inc			4.00%, 02/12/2055	850	883
3.30%, 04/01/2027	35	36	4.10%, 02/06/2037	180	195
3.90%, 10/01/2025	500	534	4.20%, 06/01/2019	115	120
4.35%, 04/01/2047	40	43	4.20%, 11/03/2035	430	478
5.10%, 10/01/2035	250	294	4.25%, 02/06/2047	25	28
Broadcom Corp / Broadcom Cayman Finance			4.50%, 02/06/2057	600	679
Ltd			5.30%, 02/08/2041	77	97
3.00%, 01/15/2022(a)	520	529	Oracle Corp
3.63%, 01/15/2024(a)	50	51	1.90%, 09/15/2021	750	745
3.88%, 01/15/2027(a)	630	649	2.38%, 01/15/2019	450	455
Intel Corp			2.50%, 05/15/2022	30	30
2.45%, 07/29/2020	500	509	2.50%, 10/15/2022	1,540	1,551
2.60%, 05/19/2026	530	515	2.80%, 07/08/2021	50	51
3.15%, 05/11/2027	540	548	3.88%, 07/15/2020	77	81
3.30%, 10/01/2021	177	185	4.00%, 07/15/2046	780	807
3.70%, 07/29/2025	530	560	4.30%, 07/08/2034	1,015	1,109
4.00%, 12/15/2032	200	219	4.38%, 05/15/2055	610	654
4.10%, 05/11/2047	700	740	5.00%, 07/08/2019	48	51
4.25%, 12/15/2042	200	215			$15,886
4.80%, 10/01/2041	77	90	Sovereign - 1.43%
4.90%, 07/29/2045	25	30	Chile Government International Bond
KLA-Tencor Corp			3.13%, 03/27/2025	250	257
4.65%, 11/01/2024	500	542	3.25%, 09/14/2021	180	187
Lam Research Corp			3.88%, 08/05/2020	500	527
2.75%, 03/15/2020	300	305	Colombia Government International Bond
Maxim Integrated Products Inc			2.63%, 03/15/2023	500	491
2.50%, 11/15/2018	200	201	4.38%, 07/12/2021	100	107
NVIDIA Corp			5.63%, 02/26/2044	1,000	1,118
2.20%, 09/16/2021	500	497	6.13%, 01/18/2041	200	235
QUALCOMM Inc			8.13%, 05/21/2024	201	257
2.25%, 05/20/2020	370	374	11.75%, 02/25/2020	180	220
2.60%, 01/30/2023	360	361	10.38%, 01/28/2033	100	155
2.90%, 05/20/2024	20	20	Export Development Canada
3.25%, 05/20/2027	320	323	1.25%, 02/04/2019	400	398
3.45%, 05/20/2025	270	279	1.63%, 01/17/2020	400	399
4.65%, 05/20/2035	115	125	1.75%, 08/19/2019	400	401
4.80%, 05/20/2045	150	165	Export-Import Bank of Korea
Texas Instruments Inc			1.50%, 10/21/2019	500	492
1.65%, 08/03/2019	200	200	2.25%, 01/21/2020	300	299
2.75%, 03/12/2021	400	409	3.25%, 11/10/2025	500	501
			3.25%, 08/12/2026	500	500
			5.00%, 04/11/2022	200	218

See accompanying notes.

     Schedule of Investments Bond Market Index Account September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Sovereign (continued)
Financing Corp			Uruguay Government International
9.65%, 11/02/2018	$900	$980	Bond (continued)
Hungary Government International Bond			8.00%, 11/18/2022	$1,015	$1,239
7.63%, 03/29/2041	500	774			$33,796
Israel Government AID Bond			Supranational Bank - 1.68%
5.50%, 09/18/2023	25	30	African Development Bank
5.50%, 04/26/2024	125	150	1.00%, 05/15/2019	1,000	990
5.50%, 09/18/2033	12	16	1.88%, 03/16/2020	500	502
Israel Government International Bond			2.38%, 09/23/2021	400	406
4.00%, 06/30/2022	500	537	Asian Development Bank
5.13%, 03/26/2019	147	154	1.50%, 01/22/2020	300	299
Japan Bank for International			1.75%, 01/10/2020	1,400	1,402
Cooperation/Japan			1.75%, 06/08/2021	500	497
2.13%, 06/01/2020	500	500	1.75%, 09/13/2022	465	458
2.38%, 04/20/2026	300	292	1.75%, 08/14/2026	500	472
2.50%, 06/01/2022	500	505	1.88%, 02/18/2022	1,250	1,242
3.00%, 05/29/2024	1,000	1,028	2.13%, 11/24/2021	750	750
3.38%, 07/31/2023	1,000	1,049	2.13%, 03/19/2025	300	295
Korea International Bond			5.82%, 06/16/2028	15	19
3.88%, 09/11/2023	250	265	6.38%, 10/01/2028	51	68
Mexico Government International Bond			Corp Andina de Fomento
3.50%, 01/21/2021	1,000	1,047	2.20%, 07/18/2020	1,000	1,002
3.60%, 01/30/2025	210	215	4.38%, 06/15/2022	22	24
3.63%, 03/15/2022	300	314	Council Of Europe Development Bank
4.60%, 01/23/2046	1,170	1,182	1.63%, 03/10/2020	300	299
4.75%, 03/08/2044	506	521	European Bank for Reconstruction &
5.55%, 01/21/2045	300	345	Development
6.05%, 01/11/2040	464	557	0.88%, 07/22/2019	500	492
8.30%, 08/15/2031	738	1,102	1.13%, 08/24/2020	500	490
Panama Government International Bond			1.63%, 11/15/2018	300	300
3.88%, 03/17/2028	500	524	1.75%, 06/14/2019	500	499
5.20%, 01/30/2020	1,154	1,238	1.88%, 02/23/2022	250	248
6.70%, 01/26/2036	224	296	European Investment Bank
8.88%, 09/30/2027	77	112	1.13%, 08/15/2019	500	496
Peruvian Government International Bond			1.25%, 05/15/2019	1,400	1,392
5.63%, 11/18/2050	528	667	1.38%, 09/15/2021	1,350	1,319
6.55%, 03/14/2037	126	169	1.63%, 03/16/2020	900	898
7.13%, 03/30/2019	30	33	1.88%, 03/15/2019	1,500	1,506
7.35%, 07/21/2025	180	236	2.00%, 03/15/2021	775	778
8.75%, 11/21/2033	192	302	2.25%, 03/15/2022	400	404
Philippine Government International Bond			2.25%, 08/15/2022	1,000	1,007
3.70%, 02/02/2042	230	229	2.38%, 05/24/2027	300	297
3.95%, 01/20/2040	300	311	2.50%, 04/15/2021	1,500	1,530
5.00%, 01/13/2037	300	354	3.25%, 01/29/2024	1,000	1,056
6.38%, 10/23/2034	210	283	4.88%, 02/15/2036	25	32
6.50%, 01/20/2020	200	221	FMS Wertmanagement AoeR
8.38%, 06/17/2019	1,000	1,112	1.00%, 08/16/2019	750	741
9.50%, 02/02/2030	400	643	1.75%, 01/24/2020	500	500
10.63%, 03/16/2025	400	612	1.75%, 03/17/2020	300	300
Republic of Italy Government International			Inter-American Development Bank
Bond			1.00%, 05/13/2019	1,000	990
5.38%, 06/15/2033	64	74	1.63%, 05/12/2020	800	798
6.88%, 09/27/2023	712	853	1.75%, 10/15/2019	500	501
Republic of Poland Government International			1.75%, 04/14/2022	1,000	987
Bond			1.88%, 03/15/2021	500	500
4.00%, 01/22/2024	1,000	1,076	2.13%, 11/09/2020	250	252
5.00%, 03/23/2022	528	584	2.13%, 01/18/2022	340	342
5.13%, 04/21/2021	51	56	3.00%, 02/21/2024	250	260
Svensk Exportkredit AB			3.88%, 09/17/2019	577	602
1.88%, 06/17/2019	500	501	3.88%, 02/14/2020	77	81
Tennessee Valley Authority			International Bank for Reconstruction &
2.88%, 02/01/2027	250	256	Development
3.50%, 12/15/2042	400	419	0.88%, 08/15/2019	1,500	1,479
3.88%, 02/15/2021	500	533	1.00%, 10/05/2018	540	538
4.25%, 09/15/2065	200	228	1.25%, 07/26/2019	750	745
5.25%, 09/15/2039	251	329	1.38%, 05/24/2021	345	339
5.38%, 04/01/2056	154	210	1.38%, 09/20/2021	500	489
6.75%, 11/01/2025	102	133	1.63%, 02/10/2022	1,000	984
Uruguay Government International Bond			1.88%, 03/15/2019	500	503
4.13%, 11/20/2045	100	97	1.88%, 10/07/2022	1,260	1,246
4.38%, 10/27/2027	940	1,013	2.13%, 11/01/2020	750	757
5.10%, 06/18/2050	500	528	2.25%, 06/24/2021	500	506

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Supranational Bank (continued)			Telecommunications (continued)
International Bank for Reconstruction &			Rogers Communications Inc	(continued)
Development (continued)			5.00%, 03/15/2044		$500	$564
2.50%, 07/29/2025	$1,700	$1,701	Telefonica Emisiones SAU
7.63%, 01/19/2023	12	15	5.13%, 04/27/2020		918	985
International Finance Corp			5.21%, 03/08/2047		530	583
1.13%, 07/20/2021	1,500	1,456	7.05%, 06/20/2036		295	391
1.25%, 11/27/2018	500	498	Verizon Communications Inc
		$39,579	1.75%, 08/15/2021		1,000	979
Telecommunications - 1.63%			2.45%, 11/01/2022		100	99
America Movil SAB de CV			2.95%, 03/15/2022		1,746	1,776
3.13%, 07/16/2022	1,100	1,127	3.00%, 11/01/2021		30	31
6.13%, 03/30/2040	102	124	3.13%, 03/16/2022		260	266
6.38%, 03/01/2035	200	249	3.38%, 02/15/2025(a)		40	40
AT&T Inc			4.13%, 03/16/2027		500	522
2.45%, 06/30/2020	1,200	1,209	4.27%, 01/15/2036		1,000	982
2.63%, 12/01/2022	630	624	4.40%, 11/01/2034		750	750
2.85%, 02/14/2023	500	497	4.50%, 09/15/2020		400	429
3.00%, 02/15/2022	970	980	4.50%, 08/10/2033		360	369
3.00%, 06/30/2022	200	202	4.52%, 09/15/2048		30	29
3.40%, 08/14/2024	500	501	4.60%, 04/01/2021		77	83
3.40%, 05/15/2025	200	197	4.67%, 03/15/2055		950	905
3.80%, 03/15/2022	102	106	4.81%, 03/15/2039		25	26
3.80%, 03/01/2024	25	26	4.86%, 08/21/2046		2,140	2,169
3.88%, 08/15/2021	77	81	5.01%, 04/15/2049		510	521
3.90%, 08/14/2027	500	501	5.01%, 08/21/2054		25	25
4.13%, 02/17/2026	30	31	5.15%, 09/15/2023		1,115	1,250
4.25%, 03/01/2027	500	515	Vodafone Group PLC
4.30%, 12/15/2042	221	206	2.95%, 02/19/2023		200	203
4.35%, 06/15/2045	970	890	5.45%, 06/10/2019		180	190
4.50%, 05/15/2035	1,225	1,209	6.15%, 02/27/2037		201	246
4.50%, 03/09/2048	1,072	989	6.25%, 11/30/2032		500	609
4.55%, 03/09/2049	247	228				$38,489
4.60%, 02/15/2021	171	182	Toys, Games & Hobbies - 0.05%
4.75%, 05/15/2046	200	192	Hasbro Inc
4.90%, 08/14/2037	500	505	3.15%, 05/15/2021		250	255
5.15%, 02/14/2050	500	502	6.35%, 03/15/2040		25	31
5.25%, 03/01/2037	420	442	Mattel Inc
5.30%, 08/14/2058	500	505	2.35%, 05/06/2019		250	251
5.70%, 03/01/2057	500	538	2.35%, 08/15/2021		600	583
5.88%, 10/01/2019	56	60				$1,120
6.00%, 08/15/2040	663	747	Transportation - 0.49%
6.30%, 01/15/2038	20	24	Burlington Northern Santa Fe LLC
British Telecommunications PLC			3.00%, 04/01/2025		500	508
2.35%, 02/14/2019	1,250	1,258	4.13%, 06/15/2047		30	32
9.12%, 12/15/2030	77	117	4.15%, 04/01/2045		500	531
Cisco Systems Inc			4.45%, 03/15/2043		20	22
1.85%, 09/20/2021	20	20	4.70%, 10/01/2019		783	827
2.20%, 02/28/2021	535	538	5.15%, 09/01/2043		350	416
2.20%, 09/20/2023	30	30	6.20%, 08/15/2036		500	652
2.50%, 09/20/2026	30	29	Canadian National Railway Co
2.95%, 02/28/2026	500	503	3.20%, 08/02/2046		400	366
4.45%, 01/15/2020	102	108	5.55%, 03/01/2019		15	16
4.95%, 02/15/2019	855	893	Canadian Pacific Railway Co
5.90%, 02/15/2039	680	896	4.45%, 03/15/2023		128	138
Deutsche Telekom International Finance BV			4.80%, 09/15/2035		500	565
6.00%, 07/08/2019	300	321	CSX Corp
8.75%, 06/15/2030	641	941	2.60%, 11/01/2026		300	286
Juniper Networks Inc			3.25%, 06/01/2027		40	40
4.60%, 03/15/2021	500	533	3.35%, 11/01/2025		500	509
Motorola Solutions Inc			3.70%, 11/01/2023		500	525
4.00%, 09/01/2024	500	511	4.25%, 11/01/2066		400	382
Orange SA			4.75%, 05/30/2042		277	301
4.13%, 09/14/2021	128	137	FedEx Corp
5.38%, 01/13/2042	102	120	2.63%, 08/01/2022		100	101
9.00%, 03/01/2031	815	1,237	3.25%, 04/01/2026		400	405
Pacific Bell Telephone Co			3.88%, 08/01/2042		100	96
7.13%, 03/15/2026	377	465	4.40%, 01/15/2047		25	26
Qwest Corp			4.55%, 04/01/2046		400	426
6.75%, 12/01/2021	200	218	4.75%, 11/15/2045		500	545
Rogers Communications Inc			Norfolk Southern Corp
3.00%, 03/15/2023	400	403	3.25%, 12/01/2021		251	259
			3.85%, 01/15/2024		200	212

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Transportation (continued)			Georgia (continued)
Norfolk Southern Corp (continued)			Municipal Electric Authority of
4.80%, 08/15/2043	$350	$395	Georgia (continued)
4.84%, 10/01/2041	100	112	7.06%, 04/01/2057	$200	$248
7.25%, 02/15/2031	130	177			$438
Ryder System Inc			Illinois - 0.08%
2.45%, 09/03/2019	350	353	Chicago Transit Authority
Union Pacific Corp			6.20%, 12/01/2040	70	87
3.80%, 10/01/2051	577	566	6.90%, 12/01/2040	200	261
4.15%, 01/15/2045	350	370	City of Chicago IL
4.16%, 07/15/2022	241	260	6.31%, 01/01/2044	250	268
United Parcel Service Inc			County of Cook IL
3.13%, 01/15/2021	1,128	1,169	6.23%, 11/15/2034	102	124
4.88%, 11/15/2040	25	29	State of Illinois
6.20%, 01/15/2038	23	31	4.95%, 06/01/2023	30	31
		$11,648	5.10%, 06/01/2033	735	743
Water - 0.01%			5.88%, 03/01/2019	345	358
American Water Capital Corp			7.35%, 07/01/2035	70	82
3.75%, 09/01/2047	180	179			$1,954
6.59%, 10/15/2037	5	7	Kansas - 0.01%
		$186	State of Kansas Department of
TOTAL BONDS		$797,125	Transportation
	Principal		4.60%, 09/01/2035	115	131
MUNICIPAL BONDS - 0.76%	Amount (000's)	Value (000's)
California - 0.23%			Nevada - 0.00%
Bay Area Toll Authority			County of Clark Department of Aviation
6.26%, 04/01/2049	$300	$430	6.82%, 07/01/2045	25	37
6.92%, 04/01/2040	120	170	6.88%, 07/01/2042	70	76
East Bay Municipal Utility District Water					$113
System Revenue			New Jersey - 0.09%
5.87%, 06/01/2040	60	79	New Jersey Economic Development
Los Angeles Department of Water & Power			Authority (credit support from AGM)
Power System Revenue			0.00%, 02/15/2023(b),(d)	51	43
6.57%, 07/01/2045	150	222	New Jersey Economic Development
Los Angeles Unified School District/CA			Authority (credit support from NATL)
5.75%, 07/01/2034	80	102	7.43%, 02/15/2029(d)	1,000	1,247
5.76%, 07/01/2029	50	61	New Jersey Transportation Trust Fund
6.76%, 07/01/2034	430	596	Authority
Regents of the University of California			5.75%, 12/15/2028	190	213
Medical Center Pooled Revenue			6.56%, 12/15/2040	210	268
6.55%, 05/15/2048	250	345	New Jersey Turnpike Authority
San Diego County Water Authority Financing			7.10%, 01/01/2041	147	215
Corp			Rutgers The State University of New
6.14%, 05/01/2049	460	637	Jersey (credit support from GO OF UNIV)
Santa Clara Valley Transportation Authority			5.67%, 05/01/2040(d)	130	156
5.88%, 04/01/2032	25	31			$2,142
State of California			New York - 0.09%
7.30%, 10/01/2039	375	550	City of New York NY
7.35%, 11/01/2039	500	735	5.52%, 10/01/2037	25	31
7.60%, 11/01/2040	180	281	Metropolitan Transportation Authority
7.63%, 03/01/2040	280	429	6.81%, 11/15/2040	135	189
7.95%, 03/01/2036	500	565	New York City Transitional Finance Authority
University of California			Future Tax Secured Revenue
5.77%, 05/15/2043	200	256	5.51%, 08/01/2037	250	314
		$5,489	New York City Water & Sewer System
Connecticut - 0.05%			5.72%, 06/15/2042	270	361
State of Connecticut			5.95%, 06/15/2042	125	170
5.85%, 03/15/2032	1,025	1,233	New York State Dormitory Authority
			5.60%, 03/15/2040	100	127
District of Columbia - 0.02%			Port Authority of New York & New Jersey
District of Columbia Water & Sewer			4.46%, 10/01/2062	100	112
Authority			4.96%, 08/01/2046	300	366
4.81%, 10/01/2114	450	498	Port Authority of New York & New
			Jersey (credit support from GO OF AUTH)
Florida - 0.04%			6.04%, 12/01/2029(d)	50	64
State Board of Administration Finance Corp					$1,734
3.00%, 07/01/2020	965	984	Ohio - 0.01%
			American Municipal Power Inc
Georgia - 0.02%			6.27%, 02/15/2050	69	88
Municipal Electric Authority of Georgia			Ohio State University/The
6.64%, 04/01/2057	151	190	4.91%, 06/01/2040	125	150
					$238

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Pennsylvania - 0.02%				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
State Public School Building Authority				2.50%, 03/01/2043	$169	$163
5.00%, 09/15/2027	$500	$548		2.50%, 07/01/2045	183	177
				2.50%, 11/01/2046	96	93
Texas - 0.07%				2.50%, 01/01/2047	100	96
City of San Antonio TX Electric & Gas				3.00%, 04/01/2021	139	143
Systems Revenue				3.00%, 01/01/2026	82	84
5.81%, 02/01/2041	135	176		3.00%, 01/01/2027	239	246
Dallas Area Rapid Transit				3.00%, 02/01/2027	152	157
5.02%, 12/01/2048	50	60		3.00%, 02/01/2027	91	94
Dallas Convention Center Hotel Development				3.00%, 02/01/2027	212	218
Corp				3.00%, 03/01/2027	183	188
7.09%, 01/01/2042	70	93		3.00%, 03/01/2027	38	39
Dallas County Hospital District				3.00%, 05/01/2027	161	165
5.62%, 08/15/2044	83	103		3.00%, 06/01/2027	145	149
Dallas Independent School District (credit				3.00%, 09/01/2028	76	78
support from PSF-GTD)				3.00%, 10/01/2028	532	547
6.45%, 02/15/2035(d)	50	57		3.00%, 07/01/2029	639	657
Grand Parkway Transportation Corp				3.00%, 07/01/2029	376	387
5.18%, 10/01/2042	300	361		3.00%, 07/01/2029	651	669
State of Texas				3.00%, 08/01/2029	286	294
4.68%, 04/01/2040	100	117		3.00%, 09/01/2029	117	121
5.52%, 04/01/2039	405	522		3.00%, 10/01/2029	171	176
Texas Transportation Commission State				3.00%, 11/01/2029	289	297
Highway Fund				3.00%, 11/01/2029	166	171
5.18%, 04/01/2030	125	148		3.00%, 12/01/2029	59	61
		$1,637		3.00%, 07/01/2030	630	648
Utah - 0.01%				3.00%, 09/01/2030	846	870
State of Utah				3.00%, 11/01/2030	432	444
3.54%, 07/01/2025	300	317		3.00%, 11/01/2030	245	252
				3.00%, 11/01/2030	141	145
Wisconsin - 0.02%				3.00%, 01/01/2031	303	311
State of Wisconsin (credit support from				3.00%, 02/01/2031	312	320
AGM)				3.00%, 04/01/2031	388	399
5.70%, 05/01/2026(d)	400	461		3.00%, 10/01/2031(e)	2,425	2,492
				3.00%, 02/01/2032	112	115
TOTAL MUNICIPAL BONDS		$17,917		3.00%, 05/01/2032	183	185
U.S. GOVERNMENT & GOVERNMENT	Principal			3.00%, 04/01/2033	300	308
AGENCY OBLIGATIONS - 64.78%	Amount (000's)	Value(000	's)	3.00%, 04/01/2033	307	315
Federal Home Loan Mortgage Corporation (FHLMC) - 7.73%				3.00%, 06/01/2033	186	191
2.00%, 09/01/2028	$173	$171		3.00%, 09/01/2033	257	264
2.00%, 08/01/2029	805	794		3.00%, 09/01/2033	258	265
2.00%, 10/01/2031(e)	400	393		3.00%, 12/01/2034	94	96
2.00%, 10/01/2031	140	137		3.00%, 01/01/2035	63	65
2.50%, 08/01/2027	126	128		3.00%, 02/01/2035	89	91
2.50%, 08/01/2027	125	126		3.00%, 05/01/2035	760	776
2.50%, 10/01/2027	246	249		3.00%, 02/01/2036	165	168
2.50%, 03/01/2028	523	530		3.00%, 09/01/2036	136	139
2.50%, 04/01/2028	38	38		3.00%, 11/01/2036	377	385
2.50%, 04/01/2028	108	109		3.00%, 02/01/2037	194	198
2.50%, 06/01/2028	672	682		3.00%, 04/01/2037	241	246
2.50%, 06/01/2028	127	128		3.00%, 06/01/2037	121	123
2.50%, 06/01/2028	143	145		3.00%, 09/01/2037	100	102
2.50%, 06/01/2028	266	270		3.00%, 01/01/2043	610	615
2.50%, 07/01/2028	455	461		3.00%, 01/01/2043	273	276
2.50%, 10/01/2028	226	229		3.00%, 01/01/2043	436	440
2.50%, 10/01/2028	230	233		3.00%, 04/01/2043	387	391
2.50%, 10/01/2029	596	602		3.00%, 05/01/2043	397	400
2.50%, 12/01/2029	725	730		3.00%, 06/01/2043	740	745
2.50%, 09/01/2030	1,165	1,174		3.00%, 06/01/2043	228	230
2.50%, 01/01/2031	1,231	1,241		3.00%, 07/01/2043	626	631
2.50%, 01/01/2031	168	169		3.00%, 07/01/2043	661	666
2.50%, 01/01/2031	103	104		3.00%, 07/01/2043	71	71
2.50%, 02/01/2031	134	135		3.00%, 07/01/2043	1,218	1,228
2.50%, 03/01/2031	395	398		3.00%, 08/01/2043	35	35
2.50%, 04/01/2031	1,018	1,026		3.00%, 08/01/2043	253	255
2.50%, 10/01/2031(e)	3,100	3,122		3.00%, 08/01/2043	379	381
2.50%, 12/01/2031	371	374		3.00%, 08/01/2043	307	309
2.50%, 12/01/2031	421	424		3.00%, 08/01/2043	140	141
2.50%, 01/01/2032	513	517		3.00%, 08/01/2043	2,039	2,056
2.50%, 02/01/2032	453	456		3.00%, 08/01/2043	301	304
2.50%, 03/01/2032	594	599		3.00%, 09/01/2043	726	731
2.50%, 11/01/2036	237	234		3.00%, 09/01/2043	340	343
2.50%, 02/01/2043	219	212		3.00%, 09/01/2043	488	491

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2043	$93	$93	3.50%, 07/01/2035	$215	$225
3.00%, 10/01/2043	187	189	3.50%, 09/01/2035	506	528
3.00%, 10/01/2043	617	622	3.50%, 06/01/2037	343	358
3.00%, 03/01/2045	963	967	3.50%, 02/01/2041	40	42
3.00%, 04/01/2045	314	315	3.50%, 05/01/2041	398	413
3.00%, 06/01/2045	1,094	1,099	3.50%, 10/01/2041	42	43
3.00%, 07/01/2045	600	603	3.50%, 11/01/2041	42	43
3.00%, 07/01/2045	1,467	1,473	3.50%, 01/01/2042	97	101
3.00%, 08/01/2045	309	311	3.50%, 02/01/2042	567	588
3.00%, 08/01/2045	1,200	1,205	3.50%, 02/01/2042	38	39
3.00%, 08/01/2045	379	381	3.50%, 03/01/2042	14	15
3.00%, 12/01/2045	1,801	1,810	3.50%, 03/01/2042	51	53
3.00%, 03/01/2046	389	391	3.50%, 04/01/2042	33	34
3.00%, 03/01/2046	843	847	3.50%, 04/01/2042	141	146
3.00%, 04/01/2046	1,212	1,217	3.50%, 04/01/2042	106	109
3.00%, 04/01/2046	128	129	3.50%, 04/01/2042	148	154
3.00%, 05/01/2046	272	273	3.50%, 04/01/2042	116	121
3.00%, 09/01/2046	1,306	1,312	3.50%, 06/01/2042	95	99
3.00%, 10/01/2046(e)	7,200	7,226	3.50%, 06/01/2042	351	364
3.00%, 11/01/2046	1,946	1,955	3.50%, 06/01/2042	92	95
3.00%, 11/01/2046	1,423	1,429	3.50%, 07/01/2042	490	508
3.00%, 11/01/2046	112	112	3.50%, 07/01/2042	589	611
3.00%, 12/01/2046	1,676	1,683	3.50%, 08/01/2042	248	257
3.00%, 12/01/2046	1,348	1,354	3.50%, 08/01/2042	570	591
3.00%, 01/01/2047	2,185	2,195	3.50%, 08/01/2042	125	130
3.00%, 01/01/2047	30	30	3.50%, 02/01/2043	590	611
3.00%, 03/01/2047	1,968	1,976	3.50%, 08/01/2043	51	53
3.50%, 01/01/2019	13	13	3.50%, 02/01/2044	673	696
3.50%, 04/01/2021	148	155	3.50%, 06/01/2044	1,002	1,037
3.50%, 10/01/2023	79	82	3.50%, 08/01/2044	637	658
3.50%, 10/01/2025	10	11	3.50%, 09/01/2044	548	567
3.50%, 10/01/2025	13	14	3.50%, 02/01/2045	609	629
3.50%, 10/01/2025	209	219	3.50%, 03/01/2045	866	894
3.50%, 11/01/2025	11	11	3.50%, 06/01/2045	950	981
3.50%, 11/01/2025	25	26	3.50%, 07/01/2045	1,640	1,693
3.50%, 11/01/2025	7	7	3.50%, 09/01/2045	926	956
3.50%, 11/01/2025	31	33	3.50%, 09/01/2045	46	48
3.50%, 11/01/2025	4	4	3.50%, 10/01/2045	1,036	1,069
3.50%, 12/01/2025	26	27	3.50%, 11/01/2045	1,100	1,135
3.50%, 12/01/2025	9	10	3.50%, 12/01/2045	1,333	1,376
3.50%, 01/01/2026	18	19	3.50%, 12/01/2045	869	897
3.50%, 01/01/2026	424	445	3.50%, 12/01/2045	159	164
3.50%, 02/01/2026	15	15	3.50%, 01/01/2046	182	188
3.50%, 04/01/2026	43	45	3.50%, 01/01/2046	476	491
3.50%, 05/01/2026	56	58	3.50%, 03/01/2046	868	896
3.50%, 06/01/2026	11	12	3.50%, 03/01/2046	343	354
3.50%, 06/01/2026	6	7	3.50%, 03/01/2046	4,491	4,636
3.50%, 07/01/2026	6	7	3.50%, 04/01/2046	1,093	1,128
3.50%, 07/01/2026	25	26	3.50%, 05/01/2046	1,210	1,249
3.50%, 07/01/2026	38	39	3.50%, 06/01/2046	1,351	1,395
3.50%, 08/01/2026	83	86	3.50%, 08/01/2046	926	956
3.50%, 08/01/2026	24	25	3.50%, 10/01/2046(e)	15,325	15,806
3.50%, 09/01/2026	34	36	3.50%, 04/01/2047	1,564	1,614
3.50%, 10/01/2026	18	19	3.50%, 11/01/2047(e)	1,925	1,981
3.50%, 10/01/2026(e)	700	731	4.00%, 05/01/2018	13	14
3.50%, 01/01/2027	37	39	4.00%, 05/01/2018	1	1
3.50%, 12/01/2028	81	85	4.00%, 10/01/2018	12	13
3.50%, 01/01/2029	256	268	4.00%, 04/01/2019	4	4
3.50%, 03/01/2029	44	46	4.00%, 10/01/2020	24	25
3.50%, 06/01/2029	291	304	4.00%, 05/01/2024	33	34
3.50%, 07/01/2029	109	114	4.00%, 05/01/2024	68	71
3.50%, 08/01/2029	66	69	4.00%, 12/01/2024	10	10
3.50%, 09/01/2029	71	75	4.00%, 01/01/2025	20	21
3.50%, 01/01/2030	41	43	4.00%, 02/01/2025	10	10
3.50%, 01/01/2032	154	161	4.00%, 03/01/2025	7	8
3.50%, 02/01/2032	97	101	4.00%, 03/01/2025	16	16
3.50%, 03/01/2032	119	124	4.00%, 04/01/2025	11	11
3.50%, 04/01/2032	112	117	4.00%, 06/01/2025	16	17
3.50%, 08/01/2032	94	98	4.00%, 06/01/2025	18	19
3.50%, 01/01/2034	104	109	4.00%, 06/01/2025	189	198
3.50%, 01/01/2035	223	233	4.00%, 06/01/2025	18	19
3.50%, 02/01/2035	197	206	4.00%, 07/01/2025	6	6
			4.00%, 07/01/2025	278	290

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 08/01/2025	$18	$19	4.00%, 04/01/2045	$19	$20
4.00%, 08/01/2025	13	13	4.00%, 05/01/2045	198	209
4.00%, 09/01/2025	3	3	4.00%, 06/01/2045	428	450
4.00%, 10/01/2025	40	42	4.00%, 07/01/2045	396	417
4.00%, 02/01/2026	17	18	4.00%, 08/01/2045	89	94
4.00%, 05/01/2026	51	54	4.00%, 08/01/2045	156	164
4.00%, 07/01/2026	35	36	4.00%, 08/01/2045	165	174
4.00%, 12/01/2030	52	55	4.00%, 08/01/2045	1,540	1,622
4.00%, 08/01/2031	55	59	4.00%, 09/01/2045	412	434
4.00%, 10/01/2031	74	78	4.00%, 09/01/2045	21	22
4.00%, 11/01/2031	23	25	4.00%, 09/01/2045	1,800	1,895
4.00%, 12/01/2031	37	39	4.00%, 10/01/2045	1,934	2,037
4.00%, 11/01/2033	103	110	4.00%, 11/01/2045	1,122	1,182
4.00%, 01/01/2034	172	183	4.00%, 12/01/2045	500	527
4.00%, 07/01/2035	71	75	4.00%, 01/01/2046	149	157
4.00%, 06/01/2039	3	3	4.00%, 02/01/2046	22	23
4.00%, 07/01/2039	38	40	4.50%, 05/01/2018	5	5
4.00%, 09/01/2039	22	23	4.50%, 08/01/2018	14	15
4.00%, 12/01/2039	16	17	4.50%, 11/01/2018	4	4
4.00%, 12/01/2039	25	26	4.50%, 04/01/2019	4	4
4.00%, 01/01/2040	24	26	4.50%, 04/01/2023	8	8
4.00%, 03/01/2040	14	15	4.50%, 08/01/2023	129	138
4.00%, 09/01/2040	37	39	4.50%, 01/01/2024	7	7
4.00%, 09/01/2040	6	6	4.50%, 01/01/2024	5	5
4.00%, 10/01/2040	29	31	4.50%, 04/01/2024	66	70
4.00%, 10/01/2040(e)	7,850	8,265	4.50%, 05/01/2024	119	127
4.00%, 10/01/2040	60	63	4.50%, 07/01/2024	8	8
4.00%, 12/01/2040	47	50	4.50%, 09/01/2024	18	19
4.00%, 12/01/2040	33	35	4.50%, 09/01/2024	16	17
4.00%, 12/01/2040	88	93	4.50%, 11/01/2024	110	117
4.00%, 12/01/2040	43	46	4.50%, 04/01/2025	17	18
4.00%, 12/01/2040	52	55	4.50%, 05/01/2025	9	9
4.00%, 02/01/2041	75	79	4.50%, 07/01/2025	18	19
4.00%, 02/01/2041	322	340	4.50%, 09/01/2026	118	123
4.00%, 02/01/2041	102	108	4.50%, 02/01/2030	18	19
4.00%, 04/01/2041	38	41	4.50%, 08/01/2030	13	14
4.00%, 07/01/2041	29	31	4.50%, 05/01/2031	17	18
4.00%, 08/01/2041	65	68	4.50%, 06/01/2031	112	121
4.00%, 08/01/2041	27	29	4.50%, 08/01/2035	50	54
4.00%, 10/01/2041	11	12	4.50%, 08/01/2035	118	127
4.00%, 10/01/2041	35	37	4.50%, 08/01/2036	17	19
4.00%, 10/01/2041	92	97	4.50%, 02/01/2039	1	2
4.00%, 10/01/2041	42	44	4.50%, 02/01/2039	42	45
4.00%, 10/01/2041	98	103	4.50%, 03/01/2039	30	32
4.00%, 11/01/2041	110	116	4.50%, 04/01/2039	59	64
4.00%, 11/01/2041	187	197	4.50%, 05/01/2039	158	171
4.00%, 11/01/2041(e)	400	420	4.50%, 05/01/2039	77	83
4.00%, 11/01/2041	63	66	4.50%, 06/01/2039	34	37
4.00%, 03/01/2042	105	111	4.50%, 06/01/2039	191	206
4.00%, 06/01/2042	204	215	4.50%, 09/01/2039	312	336
4.00%, 06/01/2042	170	180	4.50%, 10/01/2039	145	156
4.00%, 08/01/2043	880	933	4.50%, 10/01/2039	74	80
4.00%, 11/01/2043	18	19	4.50%, 11/01/2039	20	22
4.00%, 01/01/2044	210	222	4.50%, 11/01/2039	34	36
4.00%, 02/01/2044	262	276	4.50%, 11/01/2039	53	57
4.00%, 02/01/2044	70	74	4.50%, 11/01/2039	49	53
4.00%, 02/01/2044	529	561	4.50%, 12/01/2039	85	93
4.00%, 03/01/2044	156	166	4.50%, 12/01/2039	26	27
4.00%, 04/01/2044	711	749	4.50%, 02/01/2040	83	91
4.00%, 05/01/2044	186	195	4.50%, 02/01/2040	73	79
4.00%, 05/01/2044	75	79	4.50%, 02/01/2040	11	12
4.00%, 07/01/2044	108	114	4.50%, 02/01/2040	46	49
4.00%, 07/01/2044	439	462	4.50%, 04/01/2040	51	55
4.00%, 07/01/2044	569	599	4.50%, 05/01/2040	63	69
4.00%, 10/01/2044	502	528	4.50%, 05/01/2040	18	20
4.00%, 11/01/2044	865	911	4.50%, 07/01/2040	54	59
4.00%, 12/01/2044	19	20	4.50%, 07/01/2040	49	53
4.00%, 12/01/2044	1,131	1,191	4.50%, 08/01/2040	20	22
4.00%, 01/01/2045	308	324	4.50%, 08/01/2040	84	90
4.00%, 02/01/2045	531	559	4.50%, 08/01/2040	29	31
4.00%, 02/01/2045	25	26	4.50%, 08/01/2040	21	22
4.00%, 04/01/2045	414	436	4.50%, 08/01/2040	41	44
			4.50%, 09/01/2040	12	13

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 09/01/2040	$17	$19	5.00%, 03/01/2034	$11	$12
4.50%, 09/01/2040	18	19	5.00%, 04/01/2034	105	115
4.50%, 10/01/2040	209	225	5.00%, 04/01/2034	20	22
4.50%, 02/01/2041	39	42	5.00%, 05/01/2034	34	37
4.50%, 03/01/2041	375	403	5.00%, 05/01/2035	33	36
4.50%, 03/01/2041	507	546	5.00%, 06/01/2035	178	195
4.50%, 03/01/2041	59	63	5.00%, 08/01/2035	5	5
4.50%, 03/01/2041	513	552	5.00%, 08/01/2035	11	12
4.50%, 04/01/2041	47	51	5.00%, 09/01/2035	11	12
4.50%, 04/01/2041	76	82	5.00%, 09/01/2035	29	32
4.50%, 05/01/2041	28	30	5.00%, 10/01/2035	12	13
4.50%, 05/01/2041	101	108	5.00%, 11/01/2035	52	57
4.50%, 05/01/2041	81	87	5.00%, 12/01/2035	45	49
4.50%, 06/01/2041	19	20	5.00%, 12/01/2035	30	33
4.50%, 06/01/2041	30	32	5.00%, 04/01/2036	2	2
4.50%, 06/01/2041	43	46	5.00%, 06/01/2036	6	6
4.50%, 06/01/2041	39	43	5.00%, 08/01/2036	26	28
4.50%, 07/01/2041	52	56	5.00%, 10/01/2036	153	167
4.50%, 07/01/2041	53	57	5.00%, 01/01/2037	56	62
4.50%, 08/01/2041	32	34	5.00%, 01/01/2038	284	311
4.50%, 09/01/2041	287	307	5.00%, 02/01/2038	14	15
4.50%, 10/01/2041(e)	450	482	5.00%, 02/01/2038	144	158
4.50%, 10/01/2041	68	73	5.00%, 03/01/2038	2	2
4.50%, 11/01/2041	385	415	5.00%, 06/01/2038	6	6
4.50%, 03/01/2042	65	70	5.00%, 09/01/2038	10	11
4.50%, 09/01/2043	46	49	5.00%, 09/01/2038	2	2
4.50%, 09/01/2043	290	311	5.00%, 11/01/2038	18	19
4.50%, 10/01/2043	20	22	5.00%, 11/01/2038	303	332
4.50%, 11/01/2043	159	171	5.00%, 12/01/2038	279	306
4.50%, 11/01/2043	19	20	5.00%, 01/01/2039	27	30
4.50%, 11/01/2043	89	95	5.00%, 01/01/2039	296	325
4.50%, 11/01/2043	167	179	5.00%, 02/01/2039	16	17
4.50%, 11/01/2043	19	20	5.00%, 03/01/2039	26	29
4.50%, 01/01/2044	148	159	5.00%, 06/01/2039	7	7
4.50%, 01/01/2044	218	234	5.00%, 07/01/2039	22	25
4.50%, 03/01/2044	97	104	5.00%, 09/01/2039	58	64
4.50%, 03/01/2044	252	271	5.00%, 09/01/2039	435	477
4.50%, 05/01/2044	53	57	5.00%, 10/01/2039	49	55
4.50%, 05/01/2044	403	432	5.00%, 01/01/2040	79	87
4.50%, 05/01/2044	61	65	5.00%, 01/01/2040	282	309
4.50%, 07/01/2044	157	169	5.00%, 03/01/2040	12	13
4.50%, 07/01/2044	104	112	5.00%, 05/01/2040	195	213
4.50%, 09/01/2044	157	168	5.00%, 07/01/2040	44	49
4.50%, 07/01/2045	53	57	5.00%, 07/01/2040	41	45
4.50%, 09/01/2045	117	126	5.00%, 08/01/2040	30	33
4.50%, 10/01/2045	175	189	5.00%, 08/01/2040	123	135
4.50%, 02/01/2046	772	828	5.00%, 08/01/2040	85	93
4.50%, 03/01/2047	911	977	5.00%, 09/01/2040	148	163
5.00%, 05/01/2018	1	1	5.00%, 02/01/2041	574	627
5.00%, 08/01/2018	2	2	5.00%, 04/01/2041	37	41
5.00%, 10/01/2018	6	6	5.00%, 04/01/2041	182	199
5.00%, 04/01/2019	3	3	5.00%, 05/01/2041	7	8
5.00%, 12/01/2019	7	7	5.00%, 06/01/2041	144	157
5.00%, 12/01/2021	10	11	5.00%, 07/01/2041	41	44
5.00%, 02/01/2022	5	5	5.00%, 09/01/2041	52	57
5.00%, 09/01/2022	6	7	5.00%, 10/01/2041	63	68
5.00%, 06/01/2023	4	5	5.00%, 10/01/2041	82	89
5.00%, 06/01/2023	110	117	5.00%, 10/01/2041	120	132
5.00%, 09/01/2023	104	113	5.00%, 11/01/2041	314	341
5.00%, 12/01/2023	53	57	5.00%, 11/01/2041	171	188
5.00%, 04/01/2024	42	45	5.50%, 01/01/2022	5	5
5.00%, 07/01/2024	6	6	5.50%, 04/01/2023	18	19
5.00%, 01/01/2025	147	159	5.50%, 01/01/2028	106	117
5.00%, 06/01/2025	7	7	5.50%, 12/01/2032	44	50
5.00%, 06/01/2026	36	37	5.50%, 03/01/2033	3	3
5.00%, 12/01/2027	38	41	5.50%, 12/01/2033	2	2
5.00%, 02/01/2030	8	9	5.50%, 01/01/2034	10	12
5.00%, 03/01/2030	6	6	5.50%, 01/01/2034	69	77
5.00%, 08/01/2033	43	47	5.50%, 02/01/2034	118	132
5.00%, 08/01/2033	6	6	5.50%, 03/01/2034	25	28
5.00%, 09/01/2033	16	17	5.50%, 10/01/2034	11	12
5.00%, 09/01/2033	7	8	5.50%, 10/01/2034	2	2
			5.50%, 02/01/2035	22	24

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 03/01/2035	$15	$17	6.00%, 10/01/2037	$12	$14
5.50%, 05/01/2035	16	18	6.00%, 11/01/2037	15	17
5.50%, 11/01/2035	23	26	6.00%, 12/01/2037	61	68
5.50%, 04/01/2036	276	306	6.00%, 12/01/2037	3	3
5.50%, 05/01/2036	30	33	6.00%, 01/01/2038	17	19
5.50%, 05/01/2036	8	9	6.00%, 01/01/2038	4	4
5.50%, 07/01/2036	84	94	6.00%, 01/01/2038	14	15
5.50%, 07/01/2036	23	25	6.00%, 01/01/2038	4	5
5.50%, 11/01/2036	11	12	6.00%, 01/01/2038	54	61
5.50%, 12/01/2036	150	168	6.00%, 01/01/2038	12	13
5.50%, 12/01/2036	4	4	6.00%, 04/01/2038	90	101
5.50%, 12/01/2036	173	193	6.00%, 05/01/2038	20	23
5.50%, 12/01/2036	1	1	6.00%, 07/01/2038	7	8
5.50%, 01/01/2037	174	195	6.00%, 07/01/2038	12	14
5.50%, 02/01/2037	56	62	6.00%, 08/01/2038	6	7
5.50%, 02/01/2037	1	1	6.00%, 09/01/2038	5	6
5.50%, 07/01/2037	10	11	6.00%, 09/01/2038	8	9
5.50%, 07/01/2037	3	3	6.00%, 12/01/2039	3	3
5.50%, 09/01/2037	6	7	6.50%, 04/01/2028	1	1
5.50%, 11/01/2037	7	8	6.50%, 05/01/2031	4	4
5.50%, 01/01/2038	6	6	6.50%, 10/01/2031	1	1
5.50%, 01/01/2038	37	41	6.50%, 05/01/2032	1	1
5.50%, 04/01/2038	4	4	6.50%, 04/01/2035	1	1
5.50%, 04/01/2038	21	23	6.50%, 09/01/2036	7	7
5.50%, 04/01/2038	1	2	6.50%, 10/01/2037	17	19
5.50%, 05/01/2038	4	5	6.50%, 11/01/2037	8	9
5.50%, 05/01/2038	7	8	6.50%, 12/01/2037	1	1
5.50%, 06/01/2038	76	84	6.50%, 02/01/2038	2	3
5.50%, 06/01/2038	10	11	6.50%, 09/01/2038	11	12
5.50%, 06/01/2038	1	2	6.50%, 10/01/2038	3	4
5.50%, 07/01/2038	4	4	6.50%, 01/01/2039	5	6
5.50%, 07/01/2038	22	25	6.50%, 09/01/2039	14	16
5.50%, 07/01/2038	100	111	7.00%, 10/01/2029	1	1
5.50%, 07/01/2038	2	3	7.00%, 09/01/2031	4	5
5.50%, 08/01/2038	25	28	7.00%, 09/01/2038	4	5
5.50%, 09/01/2038	120	134	7.50%, 07/01/2029	16	19
5.50%, 09/01/2038	7	8	7.50%, 10/01/2030	2	2
5.50%, 10/01/2038	96	106			$182,044
5.50%, 10/01/2038	3	4	Federal National Mortgage Association (FNMA) - 12.14%
5.50%, 11/01/2038	1	1	2.00%, 08/01/2028	159	158
5.50%, 11/01/2038	4	4	2.00%, 09/01/2028	208	207
5.50%, 12/01/2038	92	103	2.00%, 11/01/2028	45	45
5.50%, 01/01/2039	13	15	2.00%, 01/01/2029	20	20
5.50%, 02/01/2039	99	110	2.00%, 05/01/2029	748	743
5.50%, 03/01/2039	263	293	2.00%, 05/01/2030	392	386
5.50%, 04/01/2039	14	16	2.00%, 01/01/2032	240	236
5.50%, 09/01/2039	38	41	2.00%, 03/01/2032	324	319
5.50%, 12/01/2039	27	30	2.00%, 04/01/2032	246	242
5.50%, 01/01/2040	28	31	2.50%, 12/01/2027	14	14
5.50%, 02/01/2040	246	276	2.50%, 01/01/2028	244	247
5.50%, 03/01/2040	4	5	2.50%, 02/01/2028	58	59
5.50%, 06/01/2040	35	39	2.50%, 06/01/2028	17	17
5.50%, 06/01/2041	358	399	2.50%, 06/01/2028	393	398
5.50%, 06/01/2041	34	38	2.50%, 07/01/2028	274	277
5.50%, 10/01/2041(e)	150	165	2.50%, 08/01/2028	291	294
6.00%, 11/01/2022	4	4	2.50%, 08/01/2028	16	17
6.00%, 02/01/2027	13	15	2.50%, 08/01/2028	131	133
6.00%, 07/01/2029	4	4	2.50%, 08/01/2028	292	296
6.00%, 07/01/2029	1	1	2.50%, 09/01/2028	112	114
6.00%, 02/01/2031	4	4	2.50%, 09/01/2028	326	331
6.00%, 12/01/2031	2	3	2.50%, 10/01/2028	391	396
6.00%, 01/01/2032	21	24	2.50%, 05/01/2029	57	57
6.00%, 11/01/2033	37	42	2.50%, 06/01/2029	547	553
6.00%, 06/01/2034	27	30	2.50%, 07/01/2029	152	153
6.00%, 08/01/2034	5	6	2.50%, 07/01/2029	279	281
6.00%, 05/01/2036	14	16	2.50%, 07/01/2029	185	187
6.00%, 06/01/2036	35	39	2.50%, 09/01/2029	54	54
6.00%, 11/01/2036	27	30	2.50%, 09/01/2029	357	361
6.00%, 12/01/2036	123	140	2.50%, 12/01/2029	70	71
6.00%, 02/01/2037	2	3	2.50%, 12/01/2029	271	274
6.00%, 03/01/2037	1	1	2.50%, 12/01/2029	82	83
6.00%, 05/01/2037	2	2	2.50%, 01/01/2030	291	294
			2.50%, 02/01/2030	137	138

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.50%, 04/01/2030	$18	$19		3.00%, 10/01/2029	$165	$170
2.50%, 04/01/2030	381	385		3.00%, 10/01/2029	168	173
2.50%, 05/01/2030	756	764		3.00%, 11/01/2029	135	139
2.50%, 06/01/2030	93	94		3.00%, 01/01/2030	338	348
2.50%, 06/01/2030	81	82		3.00%, 01/01/2030	87	90
2.50%, 06/01/2030	509	514		3.00%, 01/01/2030	753	776
2.50%, 06/01/2030	132	134		3.00%, 01/01/2030	805	829
2.50%, 08/01/2030	903	913		3.00%, 03/01/2030	409	421
2.50%, 08/01/2030	189	190		3.00%, 06/01/2030	427	440
2.50%, 12/01/2030	981	989		3.00%, 06/01/2030	473	488
2.50%, 01/01/2031	361	364		3.00%, 08/01/2030	349	360
2.50%, 01/01/2031	272	274		3.00%, 09/01/2030	164	168
2.50%, 02/01/2031	365	368		3.00%, 09/01/2030	755	777
2.50%, 02/01/2031	360	362		3.00%, 10/01/2030	468	482
2.50%, 05/01/2031	249	251		3.00%, 11/01/2030	270	278
2.50%, 06/01/2031	390	393		3.00%, 11/01/2030	75	78
2.50%, 09/01/2031	106	107		3.00%, 02/01/2031	205	210
2.50%, 10/01/2031(e)	2,675	2,693		3.00%, 09/01/2031	95	97
2.50%, 11/01/2031	1,289	1,299		3.00%, 05/01/2032	247	254
2.50%, 12/01/2031	638	642		3.00%, 08/01/2032	386	397
2.50%, 12/01/2031	557	561		3.00%, 10/01/2032	417	429
2.50%, 01/01/2032	1,207	1,217		3.00%, 08/01/2033	986	1,012
2.50%, 02/01/2032	679	684		3.00%, 12/01/2033	454	466
2.50%, 03/01/2032	303	306		3.00%, 05/01/2034	220	226
2.50%, 03/01/2032	469	473		3.00%, 10/01/2034	108	110
2.50%, 11/01/2032	60	60		3.00%, 11/01/2034	285	291
2.50%, 07/01/2033	128	128		3.00%, 02/01/2035	245	252
2.50%, 10/01/2036	186	183		3.00%, 02/01/2035	308	315
2.50%, 10/01/2036	70	69		3.00%, 03/01/2035	131	134
2.50%, 12/01/2036	286	282		3.00%, 04/01/2035	138	141
2.50%, 01/01/2043	662	644		3.00%, 06/01/2035	302	309
2.50%, 07/01/2043	66	64		3.00%, 07/01/2035	113	116
2.50%, 08/01/2043	141	137		3.00%, 11/01/2035	175	179
2.50%, 10/01/2043	392	382		3.00%, 07/01/2036	269	274
2.50%, 05/01/2046	92	89		3.00%, 12/01/2036	656	669
2.50%, 05/01/2046	98	95		3.00%, 12/01/2036	378	386
2.50%, 11/01/2046	99	96		3.00%, 12/01/2036	547	558
2.50%, 12/01/2046	167	162		3.00%, 02/01/2037	48	49
3.00%, 09/01/2026	60	62		3.00%, 02/01/2037	311	317
3.00%, 10/01/2026(e)	3,775	3,879		3.00%, 04/01/2037	170	173
3.00%, 11/01/2026	72	74		3.00%, 07/01/2037	123	126
3.00%, 11/01/2026	206	212		3.00%, 04/01/2042	271	273
3.00%, 11/01/2026(e)	525	539		3.00%, 09/01/2042	137	138
3.00%, 01/01/2027	59	60		3.00%, 11/01/2042	953	961
3.00%, 02/01/2027	54	56		3.00%, 12/01/2042	163	165
3.00%, 02/01/2027	362	373		3.00%, 02/01/2043	614	620
3.00%, 04/01/2027	83	85		3.00%, 02/01/2043	604	610
3.00%, 04/01/2027	86	89		3.00%, 02/01/2043	1,017	1,026
3.00%, 07/01/2027	242	250		3.00%, 04/01/2043	1,374	1,386
3.00%, 08/01/2027	265	273		3.00%, 04/01/2043	481	485
3.00%, 10/01/2027	232	239		3.00%, 04/01/2043	366	369
3.00%, 10/01/2028	476	490		3.00%, 04/01/2043	618	624
3.00%, 11/01/2028	290	298		3.00%, 04/01/2043	333	336
3.00%, 12/01/2028	44	45		3.00%, 04/01/2043	476	481
3.00%, 12/01/2028	34	35		3.00%, 04/01/2043	609	615
3.00%, 02/01/2029	222	229		3.00%, 04/01/2043	510	514
3.00%, 03/01/2029	348	359		3.00%, 04/01/2043	815	822
3.00%, 03/01/2029	207	213		3.00%, 05/01/2043	74	75
3.00%, 04/01/2029	274	282		3.00%, 05/01/2043	364	367
3.00%, 04/01/2029	53	55		3.00%, 05/01/2043	690	696
3.00%, 05/01/2029	109	112		3.00%, 05/01/2043	454	457
3.00%, 05/01/2029	226	233		3.00%, 06/01/2043	640	646
3.00%, 05/01/2029	61	63		3.00%, 06/01/2043	32	32
3.00%, 06/01/2029	165	170		3.00%, 06/01/2043	455	459
3.00%, 07/01/2029	128	132		3.00%, 06/01/2043	1,184	1,194
3.00%, 07/01/2029	13	13		3.00%, 06/01/2043	23	23
3.00%, 08/01/2029	325	335		3.00%, 06/01/2043	603	608
3.00%, 08/01/2029	243	250		3.00%, 07/01/2043	285	287
3.00%, 08/01/2029	239	246		3.00%, 07/01/2043	210	212
3.00%, 08/01/2029	27	28		3.00%, 07/01/2043	501	505
3.00%, 10/01/2029	236	243		3.00%, 07/01/2043	127	128
3.00%, 10/01/2029	114	117		3.00%, 07/01/2043	861	869
				3.00%, 07/01/2043	42	42

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 07/01/2043	$348	$351		3.00%, 02/01/2047	$1,452	$1,458
3.00%, 08/01/2043	674	680		3.00%, 02/01/2047	1,139	1,143
3.00%, 08/01/2043	570	574		3.00%, 02/01/2047	247	248
3.00%, 08/01/2043	86	87		3.00%, 04/01/2047	332	333
3.00%, 08/01/2043	219	221		3.00%, 05/01/2047	498	500
3.00%, 08/01/2043	335	338		3.50%, 01/01/2020	110	115
3.00%, 08/01/2043	1,057	1,066		3.50%, 04/01/2022	134	140
3.00%, 08/01/2043	253	255		3.50%, 03/01/2023	87	91
3.00%, 08/01/2043	143	144		3.50%, 08/01/2025	19	19
3.00%, 09/01/2043	17	18		3.50%, 10/01/2025	306	319
3.00%, 09/01/2043	18	18		3.50%, 10/01/2025(e)	400	417
3.00%, 09/01/2043	26	26		3.50%, 10/01/2025	14	14
3.00%, 09/01/2043	876	883		3.50%, 11/01/2025	475	496
3.00%, 09/01/2043	378	381		3.50%, 11/01/2025	210	218
3.00%, 10/01/2043	1,120	1,129		3.50%, 11/01/2025	17	18
3.00%, 10/01/2043	229	230		3.50%, 12/01/2025	17	18
3.00%, 11/01/2043	121	122		3.50%, 12/01/2025	32	33
3.00%, 11/01/2043	328	331		3.50%, 12/01/2025	97	101
3.00%, 11/01/2043	215	217		3.50%, 01/01/2026	58	60
3.00%, 11/01/2043	127	128		3.50%, 01/01/2026	22	22
3.00%, 12/01/2043	22	22		3.50%, 01/01/2026	500	521
3.00%, 01/01/2044	162	164		3.50%, 02/01/2026	153	160
3.00%, 01/01/2045	844	849		3.50%, 03/01/2026	149	155
3.00%, 01/01/2045	28	28		3.50%, 03/01/2026	430	448
3.00%, 05/01/2045	1,035	1,040		3.50%, 03/01/2026	6	6
3.00%, 06/01/2045	77	77		3.50%, 05/01/2026	10	10
3.00%, 06/01/2045	28	29		3.50%, 06/01/2026	50	52
3.00%, 09/01/2045	189	190		3.50%, 06/01/2026	38	39
3.00%, 09/01/2045	191	192		3.50%, 07/01/2026	10	10
3.00%, 10/01/2045	674	678		3.50%, 08/01/2026	70	73
3.00%, 11/01/2045	381	383		3.50%, 08/01/2026	6	6
3.00%, 11/01/2045	167	168		3.50%, 09/01/2026	291	303
3.00%, 12/01/2045	112	113		3.50%, 10/01/2026	21	22
3.00%, 12/01/2045	61	62		3.50%, 12/01/2026	81	85
3.00%, 12/01/2045	862	865		3.50%, 12/01/2026	344	359
3.00%, 12/01/2045	60	60		3.50%, 01/01/2027	103	107
3.00%, 01/01/2046	558	560		3.50%, 01/01/2027	58	61
3.00%, 01/01/2046	26	26		3.50%, 02/01/2027	211	220
3.00%, 02/01/2046	595	597		3.50%, 11/01/2028	304	317
3.00%, 02/01/2046	325	326		3.50%, 12/01/2028	15	16
3.00%, 02/01/2046	1,034	1,038		3.50%, 12/01/2028	171	179
3.00%, 02/01/2046	33	33		3.50%, 01/01/2029	165	172
3.00%, 03/01/2046	84	84		3.50%, 03/01/2029	270	282
3.00%, 04/01/2046	149	150		3.50%, 03/01/2029	17	18
3.00%, 04/01/2046	972	976		3.50%, 12/01/2029	70	73
3.00%, 05/01/2046	97	98		3.50%, 12/01/2029	142	148
3.00%, 05/01/2046	556	558		3.50%, 04/01/2030	146	152
3.00%, 05/01/2046	146	147		3.50%, 11/01/2030	37	39
3.00%, 05/01/2046	387	388		3.50%, 01/01/2031	12	12
3.00%, 06/01/2046	228	229		3.50%, 04/01/2031	24	25
3.00%, 07/01/2046	1,030	1,034		3.50%, 02/01/2032	183	191
3.00%, 08/01/2046	310	311		3.50%, 04/01/2032	101	105
3.00%, 08/01/2046	1,014	1,018		3.50%, 05/01/2032	222	233
3.00%, 09/01/2046	318	319		3.50%, 06/01/2032	395	413
3.00%, 09/01/2046	497	499		3.50%, 07/01/2032	140	146
3.00%, 09/01/2046	1,310	1,315		3.50%, 09/01/2032	218	228
3.00%, 09/01/2046	1,309	1,315		3.50%, 09/01/2033	105	110
3.00%, 10/01/2046(e)	4,925	4,941		3.50%, 10/01/2033	217	227
3.00%, 10/01/2046	1,818	1,826		3.50%, 11/01/2033	222	232
3.00%, 10/01/2046	222	223		3.50%, 01/01/2034	158	165
3.00%, 11/01/2046	948	952		3.50%, 06/01/2034	286	299
3.00%, 11/01/2046	1,035	1,039		3.50%, 08/01/2034	76	79
3.00%, 11/01/2046	956	960		3.50%, 11/01/2034	178	186
3.00%, 11/01/2046	1,312	1,317		3.50%, 12/01/2035	420	438
3.00%, 11/01/2046	25	25		3.50%, 07/01/2036	429	447
3.00%, 11/01/2046	1,340	1,346		3.50%, 02/01/2037	285	297
3.00%, 12/01/2046	2,032	2,041		3.50%, 03/01/2037	286	297
3.00%, 12/01/2046	1,240	1,245		3.50%, 10/01/2040	10	10
3.00%, 12/01/2046	1,345	1,351		3.50%, 11/01/2040	41	42
3.00%, 12/01/2046	42	42		3.50%, 12/01/2040	46	47
3.00%, 01/01/2047	26	26		3.50%, 01/01/2041	31	32
3.00%, 01/01/2047	1,445	1,451		3.50%, 02/01/2041	21	21
				3.50%, 02/01/2041	18	19

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2041	$74	$77		3.50%, 11/01/2045	$786	$810
3.50%, 03/01/2041	104	107		3.50%, 11/01/2045	965	996
3.50%, 10/01/2041	187	193		3.50%, 11/01/2045	23	24
3.50%, 11/01/2041(e)	2,400	2,470		3.50%, 11/01/2045	406	419
3.50%, 12/01/2041	591	612		3.50%, 12/01/2045	1,412	1,456
3.50%, 12/01/2041	193	199		3.50%, 12/01/2045	790	815
3.50%, 12/01/2041	538	557		3.50%, 12/01/2045	890	918
3.50%, 01/01/2042	101	104		3.50%, 01/01/2046	1,145	1,182
3.50%, 01/01/2042	109	113		3.50%, 02/01/2046	722	745
3.50%, 01/01/2042	195	201		3.50%, 02/01/2046	356	368
3.50%, 02/01/2042	47	49		3.50%, 02/01/2046	97	100
3.50%, 02/01/2042	22	23		3.50%, 03/01/2046	797	822
3.50%, 03/01/2042	134	139		3.50%, 03/01/2046	750	774
3.50%, 03/01/2042	115	119		3.50%, 03/01/2046	1,024	1,056
3.50%, 03/01/2042	63	65		3.50%, 03/01/2046	1,077	1,112
3.50%, 03/01/2042	215	223		3.50%, 04/01/2046	67	69
3.50%, 03/01/2042	419	434		3.50%, 05/01/2046	1,269	1,309
3.50%, 03/01/2042	50	52		3.50%, 06/01/2046	1,292	1,333
3.50%, 04/01/2042	134	138		3.50%, 06/01/2046	196	202
3.50%, 04/01/2042	98	102		3.50%, 07/01/2046	949	979
3.50%, 04/01/2042	90	93		3.50%, 09/01/2046	897	925
3.50%, 04/01/2042	81	83		3.50%, 11/01/2046	1,306	1,347
3.50%, 05/01/2042	140	145		3.50%, 12/01/2046	1,059	1,093
3.50%, 05/01/2042	975	1,009		3.50%, 02/01/2047	1,533	1,581
3.50%, 07/01/2042	253	262		3.50%, 10/01/2047(e)	21,575	22,242
3.50%, 07/01/2042	142	147		4.00%, 08/01/2018	53	54
3.50%, 08/01/2042	182	188		4.00%, 09/01/2018	18	19
3.50%, 09/01/2042	56	58		4.00%, 09/01/2018	9	9
3.50%, 09/01/2042	143	148		4.00%, 09/01/2018	6	7
3.50%, 10/01/2042	20	20		4.00%, 05/01/2019	35	37
3.50%, 10/01/2042	1,023	1,059		4.00%, 07/01/2019	3	3
3.50%, 10/01/2042	479	495		4.00%, 03/01/2024	59	62
3.50%, 04/01/2043	251	259		4.00%, 05/01/2024	12	12
3.50%, 04/01/2043	134	139		4.00%, 05/01/2024	14	15
3.50%, 05/01/2043	652	676		4.00%, 06/01/2024	22	23
3.50%, 05/01/2043	812	841		4.00%, 07/01/2024	21	22
3.50%, 05/01/2043	323	334		4.00%, 09/01/2024	10	11
3.50%, 06/01/2043	376	388		4.00%, 10/01/2024	87	91
3.50%, 06/01/2043	668	693		4.00%, 11/01/2024	5	6
3.50%, 07/01/2043	363	377		4.00%, 01/01/2025	18	19
3.50%, 07/01/2043	1,049	1,084		4.00%, 03/01/2025	19	20
3.50%, 08/01/2043	831	858		4.00%, 04/01/2025	99	104
3.50%, 08/01/2043	194	201		4.00%, 04/01/2025	6	6
3.50%, 09/01/2043	243	251		4.00%, 05/01/2025	5	6
3.50%, 09/01/2043	660	682		4.00%, 05/01/2025	25	26
3.50%, 12/01/2043	226	234		4.00%, 05/01/2025	16	17
3.50%, 01/01/2044	55	57		4.00%, 05/01/2025	17	17
3.50%, 02/01/2044	269	278		4.00%, 05/01/2025	3	3
3.50%, 02/01/2044	519	536		4.00%, 06/01/2025	6	6
3.50%, 04/01/2044	55	57		4.00%, 06/01/2025	18	19
3.50%, 07/01/2044	1,537	1,591		4.00%, 07/01/2025	29	30
3.50%, 10/01/2044	304	314		4.00%, 08/01/2025	15	16
3.50%, 10/01/2044	34	35		4.00%, 09/01/2025	20	21
3.50%, 10/01/2044	816	842		4.00%, 11/01/2025	26	27
3.50%, 10/01/2044	72	74		4.00%, 12/01/2025	34	35
3.50%, 11/01/2044	820	846		4.00%, 01/01/2026	21	22
3.50%, 12/01/2044	775	800		4.00%, 01/01/2026	58	60
3.50%, 12/01/2044	143	147		4.00%, 01/01/2026	60	63
3.50%, 12/01/2044	716	738		4.00%, 03/01/2026	44	46
3.50%, 01/01/2045	909	938		4.00%, 03/01/2026	3	4
3.50%, 02/01/2045	118	122		4.00%, 03/01/2026	79	83
3.50%, 04/01/2045	950	980		4.00%, 05/01/2026	19	20
3.50%, 05/01/2045	304	314		4.00%, 06/01/2026	23	24
3.50%, 05/01/2045	38	40		4.00%, 07/01/2026	23	24
3.50%, 07/01/2045	788	812		4.00%, 08/01/2026	93	97
3.50%, 07/01/2045	161	166		4.00%, 09/01/2026	50	52
3.50%, 08/01/2045	984	1,015		4.00%, 04/01/2029	6	7
3.50%, 08/01/2045	933	962		4.00%, 10/01/2030	19	20
3.50%, 09/01/2045	921	950		4.00%, 12/01/2030	160	170
3.50%, 09/01/2045	504	520		4.00%, 02/01/2031	54	57
3.50%, 09/01/2045	1,002	1,034		4.00%, 07/01/2031	35	37
3.50%, 10/01/2045	24	25		4.00%, 10/01/2031	136	145
				4.00%, 11/01/2031	33	35

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 12/01/2031	$27	$29		4.00%, 12/01/2043	$205	$216
4.00%, 01/01/2032	40	43		4.00%, 01/01/2044	577	612
4.00%, 09/01/2033	296	315		4.00%, 02/01/2044	46	48
4.00%, 01/01/2036	301	320		4.00%, 04/01/2044	683	720
4.00%, 02/01/2036	190	202		4.00%, 06/01/2044	98	103
4.00%, 01/01/2037	226	240		4.00%, 06/01/2044	561	595
4.00%, 03/01/2039	9	9		4.00%, 06/01/2044	361	381
4.00%, 08/01/2039	33	35		4.00%, 07/01/2044	505	532
4.00%, 08/01/2039	6	6		4.00%, 07/01/2044	698	736
4.00%, 10/01/2039	13	14		4.00%, 09/01/2044	260	274
4.00%, 10/01/2039	326	343		4.00%, 10/01/2044	365	385
4.00%, 11/01/2039	41	44		4.00%, 10/01/2044	156	164
4.00%, 12/01/2039	11	12		4.00%, 10/01/2044	371	391
4.00%, 02/01/2040	38	40		4.00%, 10/01/2044	278	293
4.00%, 05/01/2040	6	6		4.00%, 10/01/2044	1,000	1,054
4.00%, 05/01/2040	35	37		4.00%, 11/01/2044	381	402
4.00%, 08/01/2040	23	25		4.00%, 11/01/2044	128	135
4.00%, 10/01/2040	43	46		4.00%, 11/01/2044	101	106
4.00%, 10/01/2040	40	42		4.00%, 12/01/2044	95	100
4.00%, 10/01/2040	20	21		4.00%, 12/01/2044	472	497
4.00%, 10/01/2040	23	25		4.00%, 12/01/2044	86	91
4.00%, 10/01/2040	70	74		4.00%, 12/01/2044	116	122
4.00%, 10/01/2040	14	14		4.00%, 12/01/2044	472	498
4.00%, 10/01/2040	12	12		4.00%, 01/01/2045	48	50
4.00%, 11/01/2040	17	18		4.00%, 01/01/2045	15	16
4.00%, 12/01/2040	72	76		4.00%, 01/01/2045	39	41
4.00%, 12/01/2040	45	48		4.00%, 01/01/2045	251	265
4.00%, 12/01/2040	16	17		4.00%, 02/01/2045	310	327
4.00%, 12/01/2040	77	81		4.00%, 02/01/2045	669	705
4.00%, 12/01/2040	55	58		4.00%, 02/01/2045	254	268
4.00%, 01/01/2041	504	533		4.00%, 03/01/2045	27	29
4.00%, 01/01/2041	84	89		4.00%, 07/01/2045	39	41
4.00%, 01/01/2041	57	60		4.00%, 07/01/2045	549	578
4.00%, 01/01/2041	35	37		4.00%, 07/01/2045	412	434
4.00%, 02/01/2041	145	153		4.00%, 08/01/2045	15	15
4.00%, 02/01/2041	409	432		4.00%, 08/01/2045	64	67
4.00%, 02/01/2041	46	48		4.00%, 09/01/2045	678	714
4.00%, 02/01/2041	86	91		4.00%, 10/01/2045	685	721
4.00%, 02/01/2041	79	84		4.00%, 10/01/2045	168	178
4.00%, 02/01/2041	56	59		4.00%, 11/01/2045	350	369
4.00%, 03/01/2041	375	397		4.00%, 11/01/2045	834	878
4.00%, 03/01/2041	82	86		4.00%, 11/01/2045	25	26
4.00%, 03/01/2041	50	52		4.00%, 11/01/2045	134	141
4.00%, 04/01/2041	7	7		4.00%, 12/01/2045	320	337
4.00%, 09/01/2041	195	207		4.00%, 12/01/2045	201	212
4.00%, 09/01/2041	127	134		4.00%, 01/01/2046	595	626
4.00%, 09/01/2041	21	22		4.00%, 02/01/2046	732	771
4.00%, 10/01/2041	12	13		4.00%, 02/01/2046	180	190
4.00%, 10/01/2041	151	159		4.00%, 02/01/2046	148	155
4.00%, 10/01/2041(e)	22,675	23,874		4.00%, 03/01/2046	330	348
4.00%, 10/01/2041	67	70		4.00%, 03/01/2046	313	330
4.00%, 11/01/2041	58	61		4.00%, 03/01/2046	150	158
4.00%, 11/01/2041	122	129		4.00%, 03/01/2046	296	312
4.00%, 11/01/2041	80	85		4.00%, 04/01/2046	639	673
4.00%, 11/01/2041	26	27		4.00%, 04/01/2046	43	45
4.00%, 11/01/2041	10	10		4.00%, 07/01/2046	1,070	1,127
4.00%, 11/01/2041(e)	1,200	1,261		4.00%, 08/01/2046	38	40
4.00%, 12/01/2041	72	76		4.00%, 04/01/2047	600	632
4.00%, 12/01/2041	113	119		4.50%, 02/01/2018	1	1
4.00%, 12/01/2041	199	210		4.50%, 05/01/2018	35	36
4.00%, 12/01/2041	75	80		4.50%, 08/01/2018	31	32
4.00%, 12/01/2041	74	79		4.50%, 09/01/2018	56	57
4.00%, 01/01/2042	25	27		4.50%, 12/01/2018	43	44
4.00%, 01/01/2042	95	100		4.50%, 03/01/2019	26	26
4.00%, 01/01/2042	76	80		4.50%, 05/01/2019	10	11
4.00%, 02/01/2042	55	58		4.50%, 01/01/2020	50	51
4.00%, 05/01/2042	532	562		4.50%, 09/01/2020	2	2
4.00%, 02/01/2043	204	216		4.50%, 05/01/2022	8	8
4.00%, 02/01/2043	116	122		4.50%, 02/01/2024	3	4
4.00%, 08/01/2043	132	139		4.50%, 04/01/2024	1	1
4.00%, 09/01/2043	104	110		4.50%, 04/01/2024	2	2
4.00%, 09/01/2043	25	27		4.50%, 11/01/2024	9	9

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 12/01/2024	$23	$24		4.50%, 03/01/2041	$45	$48
4.50%, 12/01/2024	13	14		4.50%, 03/01/2041	46	50
4.50%, 02/01/2025	33	34		4.50%, 03/01/2041	161	174
4.50%, 02/01/2025	26	27		4.50%, 04/01/2041	38	41
4.50%, 04/01/2025	3	3		4.50%, 04/01/2041	6	6
4.50%, 05/01/2025	24	25		4.50%, 05/01/2041	51	55
4.50%, 04/01/2026	37	39		4.50%, 05/01/2041	138	148
4.50%, 07/01/2029	3	3		4.50%, 05/01/2041	90	98
4.50%, 02/01/2030	16	18		4.50%, 06/01/2041	94	102
4.50%, 04/01/2030	6	6		4.50%, 06/01/2041	170	184
4.50%, 08/01/2030	115	124		4.50%, 06/01/2041	43	46
4.50%, 09/01/2030	94	102		4.50%, 06/01/2041	28	30
4.50%, 01/01/2031	20	21		4.50%, 06/01/2041	117	127
4.50%, 04/01/2031	11	11		4.50%, 07/01/2041	37	40
4.50%, 05/01/2031	17	18		4.50%, 07/01/2041	58	63
4.50%, 07/01/2031	70	75		4.50%, 07/01/2041	46	49
4.50%, 08/01/2031	37	40		4.50%, 08/01/2041	54	59
4.50%, 08/01/2033	19	21		4.50%, 09/01/2041	283	306
4.50%, 08/01/2033	2	2		4.50%, 09/01/2041	67	72
4.50%, 11/01/2033	47	51		4.50%, 09/01/2041	58	62
4.50%, 02/01/2035	144	155		4.50%, 10/01/2041	59	63
4.50%, 12/01/2035	118	127		4.50%, 10/01/2041(e)	1,000	1,073
4.50%, 01/01/2036	2	2		4.50%, 11/01/2041	62	67
4.50%, 03/01/2036	6	6		4.50%, 11/01/2041	66	71
4.50%, 04/01/2038	27	29		4.50%, 11/01/2041	75	81
4.50%, 06/01/2038	26	28		4.50%, 11/01/2041	56	61
4.50%, 01/01/2039	5	5		4.50%, 12/01/2041	73	79
4.50%, 02/01/2039	14	15		4.50%, 04/01/2042	27	29
4.50%, 04/01/2039	62	68		4.50%, 09/01/2042	118	127
4.50%, 04/01/2039	10	11		4.50%, 09/01/2043	390	423
4.50%, 04/01/2039	48	52		4.50%, 09/01/2043	179	192
4.50%, 06/01/2039	47	50		4.50%, 09/01/2043	434	466
4.50%, 06/01/2039	78	85		4.50%, 10/01/2043	479	514
4.50%, 06/01/2039	14	15		4.50%, 11/01/2043	16	17
4.50%, 06/01/2039	24	26		4.50%, 12/01/2043	22	24
4.50%, 07/01/2039	65	71		4.50%, 12/01/2043	166	178
4.50%, 07/01/2039	42	45		4.50%, 01/01/2044	800	859
4.50%, 07/01/2039	28	31		4.50%, 01/01/2044	691	743
4.50%, 08/01/2039	32	34		4.50%, 02/01/2044	398	428
4.50%, 09/01/2039	26	28		4.50%, 03/01/2044	323	347
4.50%, 10/01/2039	49	53		4.50%, 03/01/2044	207	223
4.50%, 10/01/2039	79	86		4.50%, 04/01/2044	45	48
4.50%, 10/01/2039	18	20		4.50%, 04/01/2044	125	135
4.50%, 12/01/2039	62	68		4.50%, 05/01/2044	896	963
4.50%, 12/01/2039	20	22		4.50%, 05/01/2044	271	291
4.50%, 12/01/2039	17	18		4.50%, 05/01/2044	265	285
4.50%, 12/01/2039	98	107		4.50%, 05/01/2044	186	199
4.50%, 12/01/2039	45	49		4.50%, 05/01/2044	111	119
4.50%, 01/01/2040	111	120		4.50%, 06/01/2044	467	502
4.50%, 01/01/2040	81	89		4.50%, 06/01/2044	546	587
4.50%, 02/01/2040	59	64		4.50%, 06/01/2044	230	248
4.50%, 02/01/2040	35	38		4.50%, 06/01/2044	346	372
4.50%, 03/01/2040	38	41		4.50%, 06/01/2044	307	330
4.50%, 04/01/2040	52	57		4.50%, 07/01/2044	279	300
4.50%, 05/01/2040	37	40		4.50%, 07/01/2044	480	516
4.50%, 05/01/2040	88	96		4.50%, 07/01/2044	6	7
4.50%, 05/01/2040	142	154		4.50%, 08/01/2044	122	131
4.50%, 05/01/2040	33	36		4.50%, 08/01/2044	368	396
4.50%, 06/01/2040	23	25		4.50%, 08/01/2044	49	53
4.50%, 07/01/2040	32	35		4.50%, 08/01/2044	35	37
4.50%, 07/01/2040	1	2		4.50%, 10/01/2044	25	27
4.50%, 08/01/2040	144	156		4.50%, 03/01/2046	93	100
4.50%, 08/01/2040	246	266		4.50%, 07/01/2046	31	33
4.50%, 08/01/2040	45	49		4.50%, 08/01/2046	355	381
4.50%, 08/01/2040	75	81		4.50%, 08/01/2046	40	43
4.50%, 09/01/2040	18	19		4.50%, 01/01/2047	263	283
4.50%, 09/01/2040	29	31		4.50%, 01/01/2047	209	224
4.50%, 09/01/2040	22	24		4.50%, 01/01/2047	130	139
4.50%, 10/01/2040	109	118		4.50%, 02/01/2047	440	473
4.50%, 12/01/2040	20	21		4.50%, 03/01/2047	388	417
4.50%, 12/01/2040	309	334		5.00%, 03/01/2018	22	22
4.50%, 03/01/2041	30	32		5.00%, 11/01/2018	1	1
				5.00%, 06/01/2019	7	7

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 07/01/2019	$11	$11		5.00%, 06/01/2040	$48	$52
5.00%, 11/01/2020	72	75		5.00%, 06/01/2040	60	66
5.00%, 11/01/2021	3	3		5.00%, 06/01/2040	9	10
5.00%, 02/01/2023	10	11		5.00%, 08/01/2040	20	22
5.00%, 07/01/2023	1	1		5.00%, 08/01/2040	27	30
5.00%, 09/01/2023	54	57		5.00%, 08/01/2040	90	98
5.00%, 12/01/2023	7	8		5.00%, 09/01/2040	9	10
5.00%, 12/01/2023	4	4		5.00%, 09/01/2040	85	93
5.00%, 01/01/2024	27	28		5.00%, 11/01/2040	32	35
5.00%, 01/01/2024	7	7		5.00%, 02/01/2041	390	426
5.00%, 02/01/2024	76	79		5.00%, 02/01/2041	269	295
5.00%, 07/01/2024	7	8		5.00%, 04/01/2041	25	27
5.00%, 12/01/2024	35	37		5.00%, 05/01/2041	36	40
5.00%, 03/01/2028	172	188		5.00%, 05/01/2041	15	16
5.00%, 04/01/2029	13	14		5.00%, 05/01/2041	37	41
5.00%, 09/01/2029	148	161		5.00%, 05/01/2041	36	39
5.00%, 03/01/2030	22	24		5.00%, 07/01/2041	8	9
5.00%, 08/01/2030	25	28		5.00%, 07/01/2041	309	338
5.00%, 05/01/2033	9	10		5.00%, 09/01/2041	997	1,091
5.00%, 05/01/2033	14	16		5.00%, 05/01/2042	539	588
5.00%, 07/01/2033	67	74		5.00%, 09/01/2043	452	493
5.00%, 08/01/2033	4	4		5.00%, 10/01/2043	128	140
5.00%, 09/01/2033	37	40		5.00%, 11/01/2043	436	476
5.00%, 09/01/2033	31	34		5.00%, 12/01/2043	391	427
5.00%, 11/01/2033	41	45		5.00%, 01/01/2044	125	136
5.00%, 02/01/2034	5	6		5.00%, 01/01/2044	96	104
5.00%, 03/01/2034	7	8		5.00%, 03/01/2044	219	238
5.00%, 05/01/2034	54	60		5.00%, 03/01/2044	413	451
5.00%, 02/01/2035	46	51		5.00%, 05/01/2044	216	236
5.00%, 03/01/2035	6	7		5.00%, 07/01/2044	211	230
5.00%, 04/01/2035	7	8		5.00%, 08/01/2044	130	142
5.00%, 06/01/2035	91	100		5.00%, 11/01/2044	394	430
5.00%, 07/01/2035	42	46		5.50%, 02/01/2018	2	2
5.00%, 07/01/2035	183	202		5.50%, 12/01/2018	2	2
5.00%, 07/01/2035	11	12		5.50%, 08/01/2019	9	10
5.00%, 07/01/2035	118	129		5.50%, 12/01/2019	1	1
5.00%, 07/01/2035	4	4		5.50%, 01/01/2021	1	1
5.00%, 09/01/2035	6	6		5.50%, 05/01/2021	4	4
5.00%, 10/01/2035	21	23		5.50%, 10/01/2021	1	1
5.00%, 01/01/2036	38	42		5.50%, 11/01/2022	4	5
5.00%, 03/01/2036	37	41		5.50%, 11/01/2022	9	9
5.00%, 03/01/2036	24	26		5.50%, 02/01/2023	7	8
5.00%, 04/01/2036	1	2		5.50%, 03/01/2023	7	7
5.00%, 05/01/2036	1	1		5.50%, 04/01/2023	9	9
5.00%, 06/01/2036	73	80		5.50%, 07/01/2023	8	8
5.00%, 07/01/2036	51	56		5.50%, 09/01/2023	7	8
5.00%, 04/01/2037	499	546		5.50%, 12/01/2023	4	4
5.00%, 07/01/2037	14	16		5.50%, 05/01/2025	4	4
5.00%, 02/01/2038	96	106		5.50%, 06/01/2028	7	8
5.00%, 04/01/2038	37	40		5.50%, 09/01/2028	2	2
5.00%, 05/01/2038	1	1		5.50%, 01/01/2029	5	6
5.00%, 06/01/2038	4	4		5.50%, 12/01/2029	26	29
5.00%, 12/01/2038	9	10		5.50%, 06/01/2033	10	12
5.00%, 01/01/2039	429	473		5.50%, 10/01/2033	203	227
5.00%, 01/01/2039	30	33		5.50%, 04/01/2034	36	41
5.00%, 02/01/2039	40	44		5.50%, 04/01/2034	51	57
5.00%, 03/01/2039	1	2		5.50%, 04/01/2034	26	29
5.00%, 03/01/2039	19	21		5.50%, 05/01/2034	32	36
5.00%, 04/01/2039	41	45		5.50%, 06/01/2034	3	3
5.00%, 04/01/2039	31	34		5.50%, 11/01/2034	28	32
5.00%, 04/01/2039	15	17		5.50%, 01/01/2035	7	8
5.00%, 06/01/2039	88	96		5.50%, 01/01/2035	28	32
5.00%, 07/01/2039	178	194		5.50%, 03/01/2035	12	13
5.00%, 07/01/2039	46	51		5.50%, 04/01/2035	1	1
5.00%, 07/01/2039	191	208		5.50%, 04/01/2035	16	18
5.00%, 10/01/2039	37	41		5.50%, 08/01/2035	5	6
5.00%, 12/01/2039	81	88		5.50%, 09/01/2035	2	2
5.00%, 12/01/2039	32	36		5.50%, 10/01/2035	5	5
5.00%, 01/01/2040	67	74		5.50%, 10/01/2035	3	3
5.00%, 02/01/2040	94	105		5.50%, 11/01/2035	238	266
5.00%, 05/01/2040	20	22		5.50%, 12/01/2035	10	11
5.00%, 05/01/2040	143	156		5.50%, 01/01/2036	3	4
				5.50%, 02/01/2036	19	22

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 04/01/2036	$33	$37		6.00%, 10/01/2033	$6	$6
5.50%, 04/01/2036	1	1		6.00%, 12/01/2033	12	14
5.50%, 05/01/2036	140	157		6.00%, 10/01/2034	18	21
5.50%, 07/01/2036	17	19		6.00%, 12/01/2034	8	9
5.50%, 08/01/2036	47	52		6.00%, 01/01/2035	42	48
5.50%, 09/01/2036	20	22		6.00%, 07/01/2035	33	38
5.50%, 09/01/2036	47	53		6.00%, 07/01/2035	84	96
5.50%, 10/01/2036	49	54		6.00%, 10/01/2035	35	40
5.50%, 11/01/2036	15	17		6.00%, 05/01/2036	4	4
5.50%, 11/01/2036	6	7		6.00%, 05/01/2036	2	2
5.50%, 11/01/2036	10	12		6.00%, 05/01/2036	1	1
5.50%, 12/01/2036	147	164		6.00%, 06/01/2036	22	25
5.50%, 01/01/2037	15	17		6.00%, 02/01/2037	26	29
5.50%, 02/01/2037	34	38		6.00%, 02/01/2037	3	4
5.50%, 03/01/2037	100	112		6.00%, 03/01/2037	20	22
5.50%, 03/01/2037	181	200		6.00%, 03/01/2037	48	55
5.50%, 05/01/2037	14	15		6.00%, 06/01/2037	11	12
5.50%, 05/01/2037	1	1		6.00%, 07/01/2037	4	4
5.50%, 05/01/2037	442	494		6.00%, 09/01/2037	25	29
5.50%, 05/01/2037	136	152		6.00%, 10/01/2037	3	3
5.50%, 06/01/2037	36	40		6.00%, 11/01/2037	5	6
5.50%, 07/01/2037	2	2		6.00%, 11/01/2037	5	6
5.50%, 07/01/2037	6	6		6.00%, 12/01/2037	9	10
5.50%, 08/01/2037	165	185		6.00%, 01/01/2038	6	6
5.50%, 08/01/2037	208	232		6.00%, 01/01/2038	158	180
5.50%, 08/01/2037	161	181		6.00%, 01/01/2038	10	12
5.50%, 01/01/2038	5	6		6.00%, 02/01/2038	5	6
5.50%, 01/01/2038	7	7		6.00%, 03/01/2038	59	67
5.50%, 02/01/2038	19	21		6.00%, 03/01/2038	9	10
5.50%, 02/01/2038	17	19		6.00%, 05/01/2038	5	6
5.50%, 02/01/2038	43	49		6.00%, 05/01/2038	7	8
5.50%, 03/01/2038	62	69		6.00%, 08/01/2038	10	11
5.50%, 03/01/2038	21	24		6.00%, 09/01/2038	44	50
5.50%, 03/01/2038	12	13		6.00%, 10/01/2038	24	27
5.50%, 03/01/2038	11	13		6.00%, 11/01/2038	42	47
5.50%, 05/01/2038	20	22		6.00%, 12/01/2038	5	6
5.50%, 05/01/2038	333	369		6.00%, 10/01/2039	12	13
5.50%, 05/01/2038	6	6		6.00%, 10/01/2039	13	15
5.50%, 06/01/2038	2	2		6.00%, 04/01/2040	28	32
5.50%, 06/01/2038	1	1		6.00%, 09/01/2040	9	10
5.50%, 06/01/2038	169	188		6.00%, 10/01/2040	32	36
5.50%, 06/01/2038	138	153		6.00%, 10/01/2040	14	16
5.50%, 06/01/2038	14	16		6.00%, 05/01/2041	289	328
5.50%, 07/01/2038	12	13		6.50%, 12/01/2031	1	1
5.50%, 07/01/2038	9	10		6.50%, 03/01/2032	1	1
5.50%, 08/01/2038	176	195		6.50%, 07/01/2032	6	7
5.50%, 11/01/2038	8	9		6.50%, 11/01/2033	9	10
5.50%, 11/01/2038	167	186		6.50%, 08/01/2034	17	20
5.50%, 11/01/2038	6	6		6.50%, 09/01/2034	13	15
5.50%, 11/01/2038	5	5		6.50%, 10/01/2034	5	6
5.50%, 11/01/2038	73	81		6.50%, 07/01/2037	7	8
5.50%, 11/01/2038	6	7		6.50%, 07/01/2037	11	12
5.50%, 12/01/2038	13	15		6.50%, 08/01/2037	3	3
5.50%, 12/01/2038	10	12		6.50%, 10/01/2037	34	39
5.50%, 12/01/2038	13	14		6.50%, 01/01/2038	157	180
5.50%, 01/01/2039	13	15		6.50%, 01/01/2038	4	4
5.50%, 04/01/2039	5	6		6.50%, 02/01/2038	8	10
5.50%, 06/01/2039	173	193		6.50%, 02/01/2038	8	9
5.50%, 07/01/2039	40	44		6.50%, 03/01/2038	3	3
5.50%, 09/01/2039	28	31		6.50%, 03/01/2038	32	35
5.50%, 10/01/2039	10	11		6.50%, 05/01/2038	99	115
5.50%, 12/01/2039	49	55		6.50%, 05/01/2038	10	11
5.50%, 12/01/2039	19	21		6.50%, 09/01/2038	5	6
5.50%, 05/01/2040	95	106		6.50%, 10/01/2039	9	10
5.50%, 06/01/2040	7	7		7.00%, 12/01/2037	13	15
5.50%, 07/01/2040	28	31		7.00%, 12/01/2037	7	8
5.50%, 07/01/2041	137	153		7.50%, 05/01/2031	10	11
5.50%, 09/01/2041	40	45				$285,917
5.50%, 09/01/2041	55	61		Government National Mortgage Association (GNMA) - 8.20%
6.00%, 05/01/2024	1	1		2.50%, 08/20/2027	85	86
6.00%, 12/01/2032	17	19		2.50%, 09/20/2027	177	179
6.00%, 01/01/2033	5	5

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
2.50%, 01/20/2028	$214	$217	3.00%, 08/20/2046	$1,365	$1,386
2.50%, 03/20/2028	159	161	3.00%, 09/20/2046	1,390	1,411
2.50%, 04/20/2028	161	163	3.00%, 10/01/2046	22,700	23,016
2.50%, 07/20/2028	157	159	3.00%, 11/20/2046	402	408
2.50%, 11/20/2030	74	75	3.00%, 11/20/2046	480	488
2.50%, 03/20/2031	185	187	3.00%, 12/20/2046	1,430	1,451
2.50%, 04/20/2032	97	98	3.00%, 01/20/2047	1,440	1,462
2.50%, 03/15/2043	213	209	3.00%, 11/01/2047	700	709
2.50%, 07/20/2043	258	255	3.50%, 12/15/2025	11	11
2.50%, 06/20/2045	166	163	3.50%, 02/15/2026	38	40
2.50%, 10/15/2046	246	241	3.50%, 05/15/2026	17	18
2.50%, 11/20/2046	194	190	3.50%, 03/20/2027	38	39
2.50%, 12/20/2046	530	519	3.50%, 04/20/2027	60	63
2.50%, 01/20/2047	724	710	3.50%, 09/20/2028	120	125
3.00%, 01/20/2027	23	23	3.50%, 01/20/2041	58	60
3.00%, 04/15/2027	88	90	3.50%, 11/15/2041	43	45
3.00%, 04/20/2027	152	158	3.50%, 11/20/2041	18	19
3.00%, 09/20/2027	156	161	3.50%, 01/15/2042	52	54
3.00%, 11/20/2027	81	84	3.50%, 01/20/2042	84	88
3.00%, 09/20/2028	96	99	3.50%, 02/15/2042	319	334
3.00%, 10/20/2028	139	144	3.50%, 02/15/2042	84	88
3.00%, 11/20/2028	54	56	3.50%, 02/20/2042	80	83
3.00%, 01/20/2029	43	44	3.50%, 03/15/2042	72	75
3.00%, 05/20/2029	177	183	3.50%, 03/15/2042	68	71
3.00%, 07/20/2030	355	367	3.50%, 03/20/2042	91	96
3.00%, 01/20/2031	217	225	3.50%, 04/15/2042	453	474
3.00%, 07/20/2032	271	280	3.50%, 04/15/2042	165	172
3.00%, 04/15/2042	22	22	3.50%, 04/20/2042	184	193
3.00%, 08/20/2042	12	12	3.50%, 05/15/2042	7	8
3.00%, 09/20/2042	258	263	3.50%, 05/15/2042	108	113
3.00%, 10/15/2042	308	313	3.50%, 05/20/2042	646	675
3.00%, 12/20/2042	515	526	3.50%, 06/20/2042	392	410
3.00%, 01/20/2043	732	748	3.50%, 07/20/2042	1,553	1,623
3.00%, 03/20/2043	984	1,005	3.50%, 08/15/2042	94	98
3.00%, 03/20/2043	314	320	3.50%, 08/20/2042	298	311
3.00%, 04/15/2043	58	59	3.50%, 10/20/2042	908	949
3.00%, 04/20/2043	1,294	1,322	3.50%, 01/15/2043	312	325
3.00%, 05/15/2043	17	17	3.50%, 01/15/2043	519	543
3.00%, 05/15/2043	45	46	3.50%, 01/20/2043	456	477
3.00%, 05/15/2043	22	22	3.50%, 02/20/2043	1,388	1,451
3.00%, 06/15/2043	475	485	3.50%, 03/20/2043	1,349	1,410
3.00%, 06/20/2043	285	291	3.50%, 03/20/2043	576	603
3.00%, 07/15/2043	142	144	3.50%, 04/15/2043	147	154
3.00%, 08/15/2043	330	336	3.50%, 04/15/2043	80	83
3.00%, 08/15/2043	292	298	3.50%, 04/20/2043	444	464
3.00%, 08/20/2043	134	137	3.50%, 04/20/2043	362	378
3.00%, 09/20/2043	496	506	3.50%, 06/15/2043	55	58
3.00%, 10/20/2043	246	251	3.50%, 06/15/2043	54	57
3.00%, 11/20/2043	187	191	3.50%, 07/20/2043	918	960
3.00%, 03/20/2044	374	382	3.50%, 08/15/2043	166	173
3.00%, 05/15/2044	37	38	3.50%, 08/20/2043	242	253
3.00%, 08/20/2044	1,509	1,542	3.50%, 09/20/2043	842	880
3.00%, 11/15/2044	332	337	3.50%, 01/20/2044	12	12
3.00%, 11/20/2044	600	610	3.50%, 02/20/2044	100	104
3.00%, 12/20/2044	714	725	3.50%, 04/20/2044	423	441
3.00%, 02/15/2045	357	363	3.50%, 07/20/2044	1,163	1,213
3.00%, 03/15/2045	290	294	3.50%, 08/20/2044	1,200	1,251
3.00%, 04/20/2045	69	70	3.50%, 09/15/2044	150	156
3.00%, 05/20/2045	636	646	3.50%, 09/20/2044	445	464
3.00%, 07/15/2045	280	283	3.50%, 10/20/2044	484	504
3.00%, 07/20/2045	1,964	1,993	3.50%, 11/20/2044	532	554
3.00%, 08/15/2045	263	268	3.50%, 12/20/2044	602	627
3.00%, 08/20/2045	1,313	1,333	3.50%, 02/20/2045	601	626
3.00%, 10/20/2045	1,265	1,284	3.50%, 05/20/2045	863	899
3.00%, 11/20/2045	722	733	3.50%, 06/20/2045	171	178
3.00%, 12/20/2045	1,046	1,062	3.50%, 07/20/2045	968	1,008
3.00%, 02/20/2046	334	339	3.50%, 08/20/2045	550	573
3.00%, 03/20/2046	1,285	1,304	3.50%, 09/20/2045	294	306
3.00%, 04/20/2046	1,230	1,249	3.50%, 10/20/2045	72	75
3.00%, 05/20/2046	343	348	3.50%, 11/20/2045	1,778	1,852
3.00%, 06/20/2046	438	444	3.50%, 12/20/2045	1,102	1,148
3.00%, 07/20/2046	1,339	1,359	3.50%, 01/20/2046	1,387	1,443
			3.50%, 02/20/2046	158	165

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
3.50%, 03/20/2046	$1,334	$1,389		4.00%, 11/20/2043	$354	$376
3.50%, 04/20/2046	1,168	1,216		4.00%, 02/20/2044	837	889
3.50%, 05/20/2046	1,296	1,349		4.00%, 03/15/2044	333	351
3.50%, 06/20/2046	1,340	1,395		4.00%, 04/20/2044	406	431
3.50%, 07/15/2046	189	197		4.00%, 05/20/2044	548	581
3.50%, 07/20/2046	857	892		4.00%, 06/20/2044	407	432
3.50%, 08/20/2046	1,325	1,379		4.00%, 07/20/2044	1,632	1,731
3.50%, 10/01/2046	25,125	26,114		4.00%, 08/20/2044	1,137	1,206
3.50%, 11/20/2046	1,361	1,416		4.00%, 09/20/2044	1,024	1,086
3.50%, 12/20/2046	1,386	1,443		4.00%, 10/20/2044	1,371	1,454
3.50%, 02/20/2047	955	994		4.00%, 11/20/2044	627	664
3.50%, 03/20/2047	1,355	1,410		4.00%, 12/20/2044	1,093	1,157
3.50%, 05/20/2047	985	1,025		4.00%, 01/15/2045	80	85
3.50%, 06/20/2047	1,487	1,547		4.00%, 01/20/2045	913	967
3.50%, 07/20/2047	1,493	1,553		4.00%, 03/15/2045	66	69
3.50%, 08/20/2047	998	1,039		4.00%, 04/15/2045	41	43
3.50%, 11/01/2047	2,500	2,594		4.00%, 04/20/2045	595	631
4.00%, 07/15/2024	63	66		4.00%, 05/15/2045	359	379
4.00%, 08/15/2024	16	17		4.00%, 07/15/2045	138	145
4.00%, 12/15/2024	14	14		4.00%, 07/20/2045	249	264
4.00%, 11/15/2025	11	11		4.00%, 08/15/2045	70	74
4.00%, 05/15/2026	15	16		4.00%, 08/20/2045	712	754
4.00%, 06/15/2039	9	9		4.00%, 09/20/2045	1,022	1,082
4.00%, 07/20/2040	33	35		4.00%, 10/20/2045	532	563
4.00%, 08/15/2040	136	145		4.00%, 11/20/2045	188	200
4.00%, 08/15/2040	31	33		4.00%, 12/15/2045	245	259
4.00%, 09/15/2040	6	7		4.00%, 12/20/2045	460	488
4.00%, 09/15/2040	28	30		4.00%, 01/20/2046	296	314
4.00%, 09/15/2040	57	61		4.00%, 02/20/2046	442	467
4.00%, 10/15/2040	48	51		4.00%, 04/20/2046	719	761
4.00%, 11/15/2040	35	37		4.00%, 05/20/2046	367	388
4.00%, 11/15/2040	6	7		4.00%, 10/01/2046	6,900	7,266
4.00%, 11/20/2040	28	29		4.00%, 01/20/2047	500	527
4.00%, 12/20/2040	55	58		4.00%, 02/20/2047	1,543	1,627
4.00%, 01/15/2041	88	93		4.00%, 03/20/2047	500	528
4.00%, 01/15/2041	50	53		4.50%, 04/20/2026	10	11
4.00%, 01/15/2041	32	34		4.50%, 11/20/2033	7	7
4.00%, 01/20/2041	90	95		4.50%, 02/15/2039	183	196
4.00%, 05/15/2041	59	63		4.50%, 03/15/2039	29	32
4.00%, 05/15/2041	21	23		4.50%, 03/15/2039	78	84
4.00%, 07/20/2041	30	32		4.50%, 03/15/2039	37	40
4.00%, 08/15/2041	45	47		4.50%, 03/15/2039	19	20
4.00%, 08/15/2041	25	26		4.50%, 03/20/2039	40	43
4.00%, 08/15/2041	131	138		4.50%, 04/15/2039	31	33
4.00%, 09/15/2041	35	37		4.50%, 04/15/2039	63	68
4.00%, 09/15/2041	41	44		4.50%, 04/15/2039	58	62
4.00%, 09/15/2041	103	109		4.50%, 05/15/2039	66	71
4.00%, 09/15/2041	79	84		4.50%, 05/15/2039	9	10
4.00%, 09/20/2041	150	159		4.50%, 05/15/2039	8	9
4.00%, 10/15/2041	29	31		4.50%, 05/15/2039	81	87
4.00%, 10/15/2041	51	54		4.50%, 05/15/2039	206	221
4.00%, 11/15/2041	173	184		4.50%, 06/15/2039	70	76
4.00%, 11/20/2041	55	58		4.50%, 07/15/2039	16	17
4.00%, 12/15/2041	9	9		4.50%, 08/15/2039	78	85
4.00%, 12/15/2041	50	53		4.50%, 11/15/2039	15	16
4.00%, 12/20/2041	52	55		4.50%, 11/15/2039	311	340
4.00%, 01/15/2042	17	18		4.50%, 12/15/2039	68	74
4.00%, 01/15/2042	72	76		4.50%, 01/15/2040	78	85
4.00%, 01/20/2042	285	302		4.50%, 02/15/2040	11	12
4.00%, 02/20/2042	225	239		4.50%, 02/15/2040	11	11
4.00%, 03/15/2042	197	208		4.50%, 02/15/2040	11	12
4.00%, 03/15/2042	104	110		4.50%, 02/15/2040	34	37
4.00%, 03/20/2042	273	289		4.50%, 02/15/2040	15	17
4.00%, 04/20/2042	238	253		4.50%, 02/15/2040	14	15
4.00%, 05/15/2042	386	408		4.50%, 03/15/2040	13	14
4.00%, 05/20/2042	23	24		4.50%, 04/15/2040	557	600
4.00%, 07/20/2042	544	577		4.50%, 05/15/2040	26	28
4.00%, 06/20/2043	73	77		4.50%, 06/15/2040	25	27
4.00%, 08/15/2043	15	16		4.50%, 06/15/2040	17	18
4.00%, 09/15/2043	303	320		4.50%, 07/15/2040	26	27
4.00%, 09/20/2043	101	107		4.50%, 07/15/2040	483	521
4.00%, 10/20/2043	153	163		4.50%, 07/15/2040	19	21
				4.50%, 08/15/2040	48	53

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 08/15/2040	$34	$37	5.00%, 01/15/2039	$98	$108
4.50%, 08/15/2040	32	35	5.00%, 01/15/2039	87	95
4.50%, 08/15/2040	111	119	5.00%, 02/15/2039	95	104
4.50%, 08/15/2040	40	43	5.00%, 02/15/2039	91	101
4.50%, 09/15/2040	41	44	5.00%, 03/15/2039	144	158
4.50%, 09/15/2040	40	43	5.00%, 04/15/2039	111	123
4.50%, 10/15/2040	49	53	5.00%, 05/15/2039	10	11
4.50%, 12/15/2040	21	23	5.00%, 06/15/2039	47	53
4.50%, 01/20/2041	59	65	5.00%, 06/15/2039	32	36
4.50%, 01/20/2041	43	46	5.00%, 06/20/2039	35	38
4.50%, 02/20/2041	48	52	5.00%, 07/15/2039	21	23
4.50%, 02/20/2041	58	64	5.00%, 07/15/2039	56	63
4.50%, 03/15/2041	102	110	5.00%, 07/15/2039	30	33
4.50%, 03/15/2041	18	20	5.00%, 07/15/2039	26	29
4.50%, 03/20/2041	27	29	5.00%, 08/15/2039	37	41
4.50%, 03/20/2041	47	52	5.00%, 09/15/2039	12	13
4.50%, 04/15/2041	17	19	5.00%, 09/15/2039	33	36
4.50%, 04/15/2041	42	45	5.00%, 09/15/2039	31	35
4.50%, 04/20/2041	49	53	5.00%, 09/15/2039	37	41
4.50%, 05/15/2041	31	33	5.00%, 09/15/2039	26	29
4.50%, 05/15/2041	36	39	5.00%, 11/15/2039	48	53
4.50%, 06/15/2041	89	96	5.00%, 12/15/2039	51	56
4.50%, 06/20/2041	161	173	5.00%, 02/15/2040	36	40
4.50%, 07/15/2041	20	22	5.00%, 02/15/2040	47	52
4.50%, 07/15/2041	70	76	5.00%, 02/15/2040	52	59
4.50%, 07/15/2041	197	211	5.00%, 04/15/2040	30	33
4.50%, 07/20/2041	315	339	5.00%, 05/15/2040	15	16
4.50%, 07/20/2041	13	14	5.00%, 05/15/2040	35	38
4.50%, 08/15/2041	92	99	5.00%, 05/20/2040	10	11
4.50%, 08/20/2041	118	126	5.00%, 06/15/2040	28	31
4.50%, 09/20/2041	29	32	5.00%, 06/15/2040	4	5
4.50%, 11/20/2041	435	467	5.00%, 06/15/2040	66	72
4.50%, 12/20/2041	30	33	5.00%, 06/15/2040	46	50
4.50%, 01/20/2042	219	235	5.00%, 06/20/2040	45	49
4.50%, 02/20/2042	111	120	5.00%, 07/15/2040	23	25
4.50%, 03/20/2042	28	30	5.00%, 07/20/2040	44	49
4.50%, 04/20/2042	52	56	5.00%, 01/20/2041	25	28
4.50%, 05/20/2042	62	66	5.00%, 02/20/2041	56	62
4.50%, 05/20/2043	270	290	5.00%, 04/15/2041	327	361
4.50%, 06/20/2043	246	264	5.00%, 05/20/2041	49	53
4.50%, 08/20/2043	40	42	5.00%, 06/20/2041	13	14
4.50%, 09/20/2043	121	130	5.00%, 07/20/2041	21	23
4.50%, 10/20/2043	228	244	5.00%, 08/20/2041	143	156
4.50%, 11/20/2043	727	776	5.00%, 10/20/2041	18	20
4.50%, 03/20/2044	980	1,056	5.00%, 11/20/2041	54	59
4.50%, 04/20/2044	44	47	5.00%, 12/20/2041	41	44
4.50%, 05/20/2044	721	770	5.00%, 02/20/2042	194	212
4.50%, 07/20/2044	363	388	5.00%, 03/20/2042	41	45
4.50%, 09/20/2044	23	25	5.00%, 04/20/2042	433	472
4.50%, 10/20/2044	53	57	5.00%, 12/20/2042	357	388
4.50%, 11/20/2044	101	108	5.00%, 01/20/2043	68	74
4.50%, 12/20/2044	164	176	5.00%, 05/20/2043	84	92
4.50%, 02/20/2045	423	452	5.00%, 07/20/2043	200	218
4.50%, 03/20/2045	192	205	5.00%, 11/20/2043	227	243
4.50%, 04/20/2045	236	252	5.00%, 01/20/2044	151	161
4.50%, 10/20/2045	131	140	5.00%, 02/20/2044	211	227
4.50%, 12/20/2045	111	119	5.00%, 03/20/2044	142	152
4.50%, 06/20/2046	274	293	5.00%, 05/20/2044	62	67
4.50%, 09/15/2046	259	278	5.00%, 07/20/2044	119	128
4.50%, 10/01/2046	400	426	5.00%, 08/20/2044	55	59
4.50%, 12/20/2046	817	872	5.00%, 12/20/2044	95	102
4.50%, 02/20/2047	638	681	5.00%, 12/20/2045	194	208
5.00%, 08/15/2033	48	53	5.00%, 04/20/2046	351	376
5.00%, 02/15/2034	58	64	5.50%, 01/15/2024	6	7
5.00%, 07/15/2035	148	163	5.50%, 11/15/2033	29	33
5.00%, 08/15/2035	35	39	5.50%, 03/15/2034	8	9
5.00%, 04/20/2037	3	4	5.50%, 04/15/2034	9	10
5.00%, 04/20/2038	283	310	5.50%, 07/15/2034	7	8
5.00%, 05/15/2038	69	76	5.50%, 11/15/2034	30	33
5.00%, 06/20/2038	29	32	5.50%, 02/15/2035	16	18
5.00%, 08/15/2038	104	114	5.50%, 03/15/2036	8	9
5.00%, 10/15/2038	15	17	5.50%, 04/15/2036	9	10
			5.50%, 12/15/2036	11	12

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
5.50%, 04/15/2037	$34	$39	1.00%, 06/30/2019	$180	$179
5.50%, 05/15/2038	12	13	1.00%, 08/31/2019	980	971
5.50%, 06/15/2038	19	22	1.00%, 09/30/2019	3,280	3,250
5.50%, 08/15/2038	106	118	1.00%, 10/15/2019	3,350	3,317
5.50%, 08/15/2038	30	34	1.00%, 11/15/2019	1,835	1,816
5.50%, 09/15/2038	36	40	1.00%, 11/30/2019	2,330	2,305
5.50%, 10/20/2038	35	38	1.13%, 01/15/2019	1,430	1,425
5.50%, 11/15/2038	11	12	1.13%, 01/31/2019	2,955	2,944
5.50%, 12/20/2038	14	15	1.13%, 02/28/2019	2,200	2,191
5.50%, 01/15/2039	8	9	1.13%, 05/31/2019	500	497
5.50%, 01/15/2039	40	45	1.13%, 12/31/2019	3,130	3,103
5.50%, 01/15/2039	4	4	1.13%, 03/31/2020	1,640	1,623
5.50%, 01/15/2039	18	20	1.13%, 04/30/2020	1,992	1,970
5.50%, 02/15/2039	10	11	1.13%, 02/28/2021	3,000	2,941
5.50%, 02/20/2039	76	84	1.13%, 06/30/2021	7,330	7,160
5.50%, 05/15/2039	4	4	1.13%, 07/31/2021	3,500	3,415
5.50%, 12/15/2039	19	21	1.13%, 08/31/2021	4,435	4,323
5.50%, 01/15/2040	156	175	1.13%, 09/30/2021	3,750	3,651
5.50%, 03/15/2040	69	77	1.25%, 11/30/2018	5,825	5,815
5.50%, 04/15/2040	204	230	1.25%, 12/15/2018	5,545	5,535
5.50%, 06/20/2040	88	97	1.25%, 12/31/2018	2,975	2,970
5.50%, 07/20/2040	24	26	1.25%, 01/31/2019	2,445	2,440
5.50%, 11/15/2040	24	27	1.25%, 03/31/2019	3,500	3,491
5.50%, 12/20/2040	19	21	1.25%, 04/30/2019	4,000	3,988
5.50%, 01/20/2041	284	317	1.25%, 05/31/2019	3,060	3,050
5.50%, 04/20/2041	50	56	1.25%, 06/30/2019	3,060	3,049
5.50%, 10/20/2041	44	49	1.25%, 08/31/2019	3,030	3,017
5.50%, 11/20/2041	50	56	1.25%, 10/31/2019	1,300	1,294
5.50%, 10/20/2042	134	150	1.25%, 01/31/2020	5,000	4,967
5.50%, 11/20/2042	130	146	1.25%, 02/29/2020	120	119
5.50%, 06/20/2043	130	144	1.25%, 03/31/2021	5,240	5,155
5.50%, 09/20/2043	165	183	1.25%, 10/31/2021	3,270	3,197
5.50%, 10/01/2046	100	109	1.25%, 07/31/2023	3,295	3,152
6.00%, 07/15/2032	1	1	1.38%, 11/30/2018	981	981
6.00%, 12/15/2032	1	1	1.38%, 12/31/2018	5,000	4,998
6.00%, 10/15/2034	23	26	1.38%, 02/28/2019	4,077	4,074
6.00%, 04/15/2035	16	18	1.38%, 07/31/2019	3,075	3,070
6.00%, 04/15/2036	12	14	1.38%, 09/30/2019(c)	3,065	3,058
6.00%, 06/15/2036	18	20	1.38%, 12/15/2019	2,750	2,742
6.00%, 04/15/2037	34	39	1.38%, 01/15/2020	2,725	2,716
6.00%, 05/15/2037	29	32	1.38%, 01/31/2020	1,500	1,495
6.00%, 10/20/2037	44	50	1.38%, 02/15/2020	5,000	4,980
6.00%, 11/20/2037	17	19	1.38%, 02/29/2020	4,180	4,163
6.00%, 01/15/2038	16	18	1.38%, 03/31/2020	3,365	3,349
6.00%, 08/15/2038	12	13	1.38%, 04/30/2020	4,370	4,348
6.00%, 01/15/2039	97	110	1.38%, 05/31/2020	2,300	2,288
6.00%, 09/15/2039	40	45	1.38%, 08/31/2020	2,995	2,974
6.00%, 09/15/2039	45	51	1.38%, 09/15/2020	2,830	2,810
6.00%, 11/15/2039	74	84	1.38%, 09/30/2020	3,400	3,375
6.00%, 01/20/2042	43	48	1.38%, 10/31/2020	4,785	4,745
6.50%, 10/20/2028	1	1	1.38%, 01/31/2021	5,950	5,887
6.50%, 05/20/2029	1	1	1.38%, 04/30/2021	2,410	2,380
6.50%, 05/20/2032	5	7	1.38%, 05/31/2021	3,500	3,453
6.50%, 05/15/2037	36	40	1.38%, 06/30/2023	5,525	5,327
6.50%, 08/20/2038	14	17	1.38%, 08/31/2023	6,660	6,408
6.50%, 09/15/2038	6	7	1.38%, 09/30/2023	2,540	2,442
7.00%, 03/15/2029	2	2	1.50%, 12/31/2018	4,109	4,113
7.00%, 07/15/2031	1	1	1.50%, 01/31/2019	3,205	3,208
		$193,206	1.50%, 02/28/2019	3,184	3,187
U.S. Treasury - 36.71%			1.50%, 03/31/2019	2,000	2,002
0.75%, 10/31/2018	3,000	2,980	1.50%, 05/31/2019	3,955	3,959
0.75%, 02/15/2019	3,960	3,924	1.50%, 10/31/2019	4,568	4,568
0.75%, 07/15/2019	5,235	5,170	1.50%, 11/30/2019	7,480	7,479
0.75%, 08/15/2019	5,030	4,964	1.50%, 04/15/2020	2,765	2,760
0.88%, 10/15/2018	2,490	2,477	1.50%, 05/15/2020	2,825	2,819
0.88%, 04/15/2019	3,080	3,054	1.50%, 05/31/2020	4,230	4,221
0.88%, 05/15/2019	3,735	3,701	1.50%, 06/15/2020	2,825	2,819
0.88%, 06/15/2019	3,105	3,075	1.50%, 07/15/2020	2,840	2,832
0.88%, 07/31/2019	1,740	1,722	1.50%, 08/15/2020	2,795	2,787
0.88%, 09/15/2019	3,955	3,909	1.50%, 01/31/2022	4,754	4,683
1.00%, 11/30/2018	2,910	2,897	1.50%, 02/28/2023	1,380	1,345
1.00%, 03/15/2019	2,645	2,629	1.50%, 03/31/2023	1,340	1,305
			1.50%, 08/15/2026	4,220	3,951

See accompanying notes.

Schedule of Investments
Bond Market Index Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.63%, 03/31/2019	$5,290	$5,305		2.13%, 07/31/2024	$3,310	$3,305
1.63%, 04/30/2019	5,120	5,134		2.13%, 09/30/2024(c)	3,300	3,291
1.63%, 06/30/2019	4,550	4,563		2.13%, 05/15/2025	5,005	4,973
1.63%, 07/31/2019	2,675	2,683		2.25%, 03/31/2021	2,320	2,361
1.63%, 08/31/2019	5,270	5,285		2.25%, 04/30/2021	3,137	3,192
1.63%, 12/31/2019	3,105	3,112		2.25%, 07/31/2021	2,740	2,787
1.63%, 03/15/2020	2,785	2,789		2.25%, 12/31/2023	2,575	2,599
1.63%, 06/30/2020	4,400	4,404		2.25%, 01/31/2024	2,850	2,875
1.63%, 07/31/2020	4,500	4,502		2.25%, 11/15/2024	7,193	7,228
1.63%, 11/30/2020	4,280	4,274		2.25%, 11/15/2025	7,525	7,525
1.63%, 08/15/2022	1,990	1,965		2.25%, 02/15/2027	8,900	8,846
1.63%, 08/31/2022	3,960	3,906		2.25%, 08/15/2027	3,750	3,725
1.63%, 11/15/2022	4,370	4,302		2.25%, 08/15/2046	7,060	6,208
1.63%, 04/30/2023	2,110	2,066		2.38%, 12/31/2020	1,689	1,726
1.63%, 05/31/2023	2,540	2,485		2.38%, 08/15/2024	9,735	9,872
1.63%, 10/31/2023	3,020	2,944		2.38%, 05/15/2027	7,575	7,606
1.63%, 02/15/2026	6,652	6,325		2.50%, 08/15/2023	4,342	4,454
1.63%, 05/15/2026	9,995	9,480		2.50%, 05/15/2024	8,585	8,781
1.75%, 10/31/2018	1,320	1,325		2.50%, 02/15/2045	5,065	4,724
1.75%, 09/30/2019	7,495	7,533		2.50%, 02/15/2046	4,075	3,790
1.75%, 10/31/2020	3,000	3,009		2.50%, 05/15/2046	6,745	6,268
1.75%, 12/31/2020	3,975	3,982		2.63%, 08/15/2020	7,000	7,199
1.75%, 11/30/2021	4,865	4,848		2.63%, 11/15/2020	6,042	6,220
1.75%, 02/28/2022	3,335	3,319		2.75%, 02/15/2019	3,753	3,821
1.75%, 03/31/2022	4,135	4,112		2.75%, 11/15/2023	6,006	6,242
1.75%, 04/30/2022	3,885	3,861		2.75%, 02/15/2024	7,041	7,313
1.75%, 05/15/2022	3,950	3,929		2.75%, 08/15/2042	2,111	2,085
1.75%, 05/31/2022	2,280	2,265		2.75%, 11/15/2042	3,730	3,682
1.75%, 06/30/2022	3,700	3,673		2.75%, 08/15/2047	3,280	3,209
1.75%, 09/30/2022	1,330	1,318		2.88%, 05/15/2043	4,703	4,740
1.75%, 01/31/2023	3,080	3,042		2.88%, 08/15/2045	5,005	5,027
1.75%, 05/15/2023	7,217	7,112		2.88%, 11/15/2046	4,690	4,707
1.88%, 06/30/2020	3,290	3,315		3.00%, 11/15/2044	3,745	3,858
1.88%, 11/30/2021	5,792	5,804		3.00%, 05/15/2045	4,580	4,716
1.88%, 01/31/2022	3,270	3,272		3.00%, 11/15/2045	4,855	4,994
1.88%, 02/28/2022	4,000	4,001		3.00%, 02/15/2047	3,540	3,641
1.88%, 03/31/2022	4,000	3,999		3.00%, 05/15/2047	3,950	4,064
1.88%, 04/30/2022	6,000	5,995		3.13%, 05/15/2019	3,656	3,754
1.88%, 05/31/2022	4,785	4,781		3.13%, 05/15/2021	2,420	2,538
1.88%, 07/31/2022	4,020	4,011		3.13%, 11/15/2041	1,087	1,150
1.88%, 08/31/2022	3,810	3,800		3.13%, 02/15/2042	2,318	2,452
1.88%, 09/30/2022(c)	4,005	3,995		3.13%, 02/15/2043	2,710	2,860
1.88%, 08/31/2024	3,265	3,207		3.13%, 08/15/2044	4,180	4,410
2.00%, 07/31/2020	3,174	3,208		3.38%, 11/15/2019	3,840	3,990
2.00%, 09/30/2020	3,000	3,032		3.38%, 05/15/2044	5,540	6,106
2.00%, 11/30/2020	1,790	1,808		3.50%, 05/15/2020	2,987	3,135
2.00%, 02/28/2021	2,930	2,958		3.50%, 02/15/2039	5,175	5,843
2.00%, 05/31/2021	3,800	3,834		3.63%, 08/15/2019	2,108	2,192
2.00%, 08/31/2021	5,345	5,388		3.63%, 02/15/2020	3,276	3,435
2.00%, 10/31/2021	3,120	3,142		3.63%, 02/15/2021	6,000	6,380
2.00%, 11/15/2021	5,505	5,548		3.63%, 08/15/2043	3,910	4,487
2.00%, 12/31/2021	2,890	2,908		3.63%, 02/15/2044	4,870	5,596
2.00%, 02/15/2022	4,045	4,071		3.75%, 11/15/2018	2,685	2,755
2.00%, 07/31/2022	3,331	3,344		3.75%, 11/15/2043	3,760	4,407
2.00%, 11/30/2022	4,710	4,718		3.88%, 08/15/2040	1,504	1,789
2.00%, 02/15/2023	6,447	6,451		4.25%, 05/15/2039	2,304	2,882
2.00%, 04/30/2024	3,080	3,056		4.25%, 11/15/2040	1,800	2,259
2.00%, 05/31/2024	3,295	3,267		4.38%, 02/15/2038	3,220	4,092
2.00%, 06/30/2024	3,295	3,265		4.38%, 11/15/2039	1,400	1,781
2.00%, 02/15/2025	6,700	6,608		4.38%, 05/15/2040	584	744
2.00%, 08/15/2025	6,735	6,620		4.38%, 05/15/2041	1,450	1,855
2.00%, 11/15/2026	6,070	5,915		4.50%, 05/15/2038	630	814
2.13%, 08/31/2020	4,800	4,869		4.50%, 08/15/2039	1,126	1,456
2.13%, 01/31/2021	2,505	2,540		4.63%, 02/15/2040	2,400	3,159
2.13%, 08/15/2021	4,350	4,406		4.75%, 02/15/2037	2,510	3,333
2.13%, 09/30/2021	3,055	3,092		4.75%, 02/15/2041	1,628	2,187
2.13%, 12/31/2021	4,435	4,485		5.00%, 05/15/2037	1,950	2,665
2.13%, 06/30/2022	2,345	2,368		5.25%, 11/15/2028	2,070	2,656
2.13%, 12/31/2022	3,600	3,626		5.25%, 02/15/2029	920	1,185
2.13%, 11/30/2023	3,130	3,140		5.38%, 02/15/2031	2,606	3,492
2.13%, 02/29/2024	2,170	2,172		5.50%, 08/15/2028	862	1,123
2.13%, 03/31/2024	3,250	3,251		6.00%, 02/15/2026	889	1,145
				6.13%, 11/15/2027	3,080	4,144

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
		September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
6.13%, 08/15/2029	$1,000	$1,388
6.25%, 05/15/2030	840	1,193
6.38%, 08/15/2027	1,000	1,361
6.50%, 11/15/2026	160	216
6.63%, 02/15/2027	425	581
6.75%, 08/15/2026	150	204
6.88%, 08/15/2025	1,000	1,340
8.00%, 11/15/2021	510	636
8.13%, 08/15/2019	1,000	1,123
		$864,992
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,526,159
Total Investments		$2,514,500
Other Assets and Liabilities - (6.73)%		$(158,522)
TOTAL NET ASSETS - 100.00%		$2,355,978

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,345 or 0.44% of net assets.
(b)	Non-Income Producing Security
(c)	Security purchased on a when-issued basis.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector		Percent
Government		41.64%
Mortgage Securities		29.89%
Financial		8.53%
Investment Companies		7.36%
Consumer, Non-cyclical		4.34%
Communications		2.97%
Energy		2.74%
Technology		1.92%
Industrial		1.85%
Consumer, Cyclical		1.78%
Utilities		1.70%
Basic Materials		0.77%
Asset Backed Securities		0.48%
Revenue Bonds		0.39%
General Obligation Unlimited		0.29%
Insured		0.08%
General Obligation Limited		0.00%
Investments Sold Short		0.00%
Other Assets and Liabilities		(6.73)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.00%	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA) -
0.00%
5.00%, 10/01/2046	$100	$107

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		107
OBLIGATIONS (proceeds $107)
TOTAL SHORT SALES (proceeds $107)		$107

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

COMMON STOCKS - 0.04%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.04%			BONDS (continued)	Amount (000's) Value (000's)
Patterson-UTI Energy Inc	5,260	$110	Airlines - 0.57%
			American Airlines 2013-1 Class B Pass
Telecommunications - 0.00%			Through Trust
Goodman Networks Inc (a),(b),(c),(d)	1,720	—	5.63%, 07/15/2022(f)	$157	$165
			American Airlines 2014-1 Class A Pass
TOTAL COMMON STOCKS		$110	Through Trust
INVESTMENT COMPANIES - 3.91%	Shares Held	Value (000's)	3.70%, 04/01/2028	142	146
Money Market Funds - 3.91%			American Airlines 2015-1 Class A Pass
BlackRock Liquidity Funds FedFund Portfolio	11,488,251	11,488	Through Trust
			3.38%, 11/01/2028	353	355
TOTAL INVESTMENT COMPANIES		$11,488	American Airlines 2015-1 Class B Pass
PREFERRED STOCKS - 0.49%	Shares Held	Value (000's)	Through Trust
Agriculture - 0.01%			3.70%, 11/01/2024	16	16
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	81,952	$42	American Airlines 2016-3 Class A Pass
			Through Trust
Banks - 0.43%			3.25%, 04/15/2030	75	74
Morgan Stanley 6.38% (e)	15,000	425	American Airlines 2017-1 Class AA Pass
3 Month LIBOR + 3.71%			Through Trust
State Street Corp 5.90% (e)	30,000	837	3.65%, 08/15/2030	165	170
3 Month LIBOR + 3.11%			Continental Airlines 2007-1 Class A Pass
			Through Trust
		$1,262	5.98%, 10/19/2023	103	114
Telecommunications - 0.05%
Goodman Networks Inc 0.00% (a),(b),(c),(d)	2,047	7	United Airlines 2014-1 Class A Pass Through
			Trust
Verizon Communications Inc 5.90%,	5,000	136	4.00%, 10/11/2027	204	216
02/15/2054			United Airlines 2014-2 Class A Pass Through
		$143	Trust
TOTAL PREFERRED STOCKS		$1,447	3.75%, 03/03/2028	266	275
	Principal		US Airways 2001-1G Pass Through Trust
BONDS - 65.48%	Amount (000's)	Value (000's)	7.08%, 09/20/2022	16	17
Aerospace & Defense - 0.45%			US Airways 2013-1 Class A Pass Through
Air 2 US			Trust
8.63%, 10/01/2020(f)	$12	$12	3.95%, 05/15/2027	121	126
General Dynamics Corp					$1,674
2.38%, 11/15/2024	335	329	Automobile Asset Backed Securities - 5.53%
Lockheed Martin Corp			Ally Auto Receivables Trust 2016-2
2.50%, 11/23/2020	195	198	1.35%, 05/15/2020	732	731
Triumph Group Inc			AmeriCredit Automobile Receivables 2015-4
7.75%, 08/15/2025(f)	180	190
			2.11%, 01/08/2021	425	426
United Technologies Corp			2.88%, 07/08/2021	475	479
2.80%, 05/04/2024	420	420	AmeriCredit Automobile Receivables 2016-1
4.15%, 05/15/2045	130	134	1.98%, 06/10/2019	37	37
5.40%, 05/01/2035	40	47	1 Month LIBOR + 0.75%
		$1,330	2.89%, 01/10/2022	700	709
Agriculture - 1.16%			AmeriCredit Automobile Receivables Trust
Altria Group Inc			2016-2
4.50%, 05/02/2043	190	204	2.87%, 11/08/2021	425	430
5.38%, 01/31/2044	220	265	AmeriCredit Automobile Receivables Trust
BAT Capital Corp			2016-3
1.91%, 08/14/2020(f)	200	200	1.79%, 11/08/2019	206	206
3 Month LIBOR + 0.59%			1 Month LIBOR + 0.56%
3.22%, 08/15/2024(f)	615	616	Americredit Automobile Receivables Trust
4.39%, 08/15/2037(f)	240	246	2016-4
4.54%, 08/15/2047(f)	370	381	1.34%, 04/08/2020	1,807	1,805
BAT International Finance PLC			Capital Auto Receivables Asset Trust 2015-2
2.75%, 06/15/2020(f)	35	36	1.73%, 09/20/2019	376	377
Imperial Brands Finance PLC			Capital Auto Receivables Asset Trust 2016-2
3.75%, 07/21/2022(f)	220	229	1.83%, 01/22/2019	516	516
Philip Morris International Inc			1 Month LIBOR + 0.59%
1.88%, 02/25/2021	365	361	Capital Auto Receivables Asset Trust 2016-3
4.38%, 11/15/2041	20	21	1.66%, 04/22/2019	323	323
Pinnacle Operating Corp			1 Month LIBOR + 0.42%
9.00%, 05/15/2023(f)	118	111	CarMax Auto Owner Trust
Reynolds American Inc			1.35%, 08/15/2018	210	210
3.25%, 06/12/2020	108	111	Drive Auto Receivables Trust 2016-C
5.70%, 08/15/2035	300	352	2.37%, 11/16/2020(f)	700	703
5.85%, 08/15/2045	45	55	Drive Auto Receivables Trust 2017-1
6.88%, 05/01/2020	130	145	1.57%, 05/15/2019	400	400
Vector Group Ltd			1 Month LIBOR + 0.34%
6.13%, 02/01/2025(f)	85	88	Drive Auto Receivables Trust 2017-2
		$3,421	2.25%, 06/15/2021	450	450
			Drive Auto Receivables Trust 2017-A
			2.51%, 01/15/2021(f)	500	503

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Automobile Parts & Equipment (continued)
Enterprise Fleet Financing LLC			ZF North America Capital Inc
1.59%, 02/22/2021(f)	$322	$322	4.75%, 04/29/2025(f)	$150	$158
Ford Credit Auto Owner Trust 2016-A					$571
1.39%, 07/15/2020	450	449	Banks - 9.35%
GM Financial Automobile Leasing Trust			Banco General SA
2016-2			4.13%, 08/07/2027(f)	275	275
1.74%, 10/22/2018	457	457	Banco Santander SA
1 Month LIBOR + 0.50%			6.37%, 12/31/2049(e)	400	408
GM Financial Automobile Leasing Trust			USSW5 Index Spread + 4.79%
2016-3			Bank of America Corp
1.35%, 02/20/2019	509	509	1.97%, 07/21/2021	190	190
1.97%, 05/20/2020	300	298	3 Month LIBOR + 0.66%
2.38%, 05/20/2020	300	299	3.59%, 07/21/2028	460	464
GM Financial Automobile Leasing Trust			3 Month LIBOR + 1.37%
2017-1			4.20%, 08/26/2024	510	536
2.48%, 08/20/2020	300	301	4.25%, 10/22/2026	651	681
2.74%, 08/20/2020	200	200	4.44%, 01/20/2048	65	70
GM Financial Automobile Leasing Trust			3 Month LIBOR + 1.99%
2017-2			5.13%, 12/31/2049(e)	200	204
1.72%, 01/21/2020	900	900	3 Month LIBOR + 3.39%
GM Financial Automobile Leasing Trust			6.10%, 12/31/2049(e)	405	447
2017-3			3 Month LIBOR + 3.90%
1.48%, 01/21/2020	500	500	Bank of New York Mellon Corp/The
1 Month LIBOR + 0.24%			4.62%, 12/31/2049(e)	300	306
2.01%, 11/20/2020	850	850	3 Month LIBOR + 3.13%
Hyundai Auto Receivables Trust 2017-A			4.95%, 12/31/2049(e)	840	872
1.48%, 02/18/2020	300	300	3 Month LIBOR + 3.42%
Nissan Auto Lease Trust 2016-B			BNP Paribas SA
1.51%, 12/17/2018	328	328	6.75%, 12/31/2049(e),(f)	400	427
1 Month LIBOR + 0.28%			USSW5 Index Spread + 4.92%
Nissan Auto Lease Trust 2017-A			BPCE SA
1.43%, 09/16/2019	1,500	1,501	4.88%, 04/01/2026(f)	600	637
1 Month LIBOR + 0.20%			5.70%, 10/22/2023(f)	285	317
OneMain Direct Auto Receivables Trust 2016-			CIT Group Inc
1			3.88%, 02/19/2019	380	387
2.04%, 01/15/2021(f)	111	111	5.80%, 12/31/2049(e)	40	42
Wheels SPV 2 LLC			3 Month LIBOR + 3.97%
1.88%, 04/20/2026(f)	400	400	Citigroup Inc
World Omni Auto Receivables Trust 2014-B			2.26%, 07/24/2023	205	206
1.14%, 01/15/2020	220	219	3 Month LIBOR + 0.95%
		$16,249	2.71%, 03/30/2021	140	143
Automobile Floor Plan Asset Backed Securities - 0.10%			3 Month LIBOR + 1.38%
Ally Master Owner Trust			3.50%, 05/15/2023	285	290
1.60%, 10/15/2019	300	300	3.67%, 07/24/2028	680	687
			3 Month LIBOR + 1.39%
Automobile Manufacturers - 0.47%			4.28%, 04/24/2048	100	105
Daimler Finance North America LLC			3 Month LIBOR + 1.84%
2.25%, 03/02/2020(f)	210	211	4.75%, 05/18/2046	55	60
2.45%, 05/18/2020(f)	40	40	CoBank ACB
2.85%, 01/06/2022(f)	180	182	6.25%, 12/31/2049(e)	115	127
Ford Motor Co			3 Month LIBOR + 4.66%
5.29%, 12/08/2046	85	89	Credit Suisse Group AG
General Motors Co			2.52%, 12/14/2023(f)	250	252
3.50%, 10/02/2018	275	279	3 Month LIBOR + 1.20%
4.88%, 10/02/2023	170	184	3.00%, 12/14/2023(f)	500	499
5.20%, 04/01/2045	35	35	3 Month LIBOR + 1.20%
6.25%, 10/02/2043	15	17	7.13%, 12/31/2049(e)	500	539
General Motors Financial Co Inc			USSW5 Index Spread + 5.11%
3.45%, 01/14/2022	120	123	Discover Bank
3.95%, 04/13/2024	90	92	3.10%, 06/04/2020	500	512
Navistar International Corp			First Republic Bank/CA
8.25%, 11/01/2021	120	120	4.38%, 08/01/2046	310	308
		$1,372	Goldman Sachs Group Inc/The
Automobile Parts & Equipment - 0.19%			2.31%, 07/24/2023	740	743
Allison Transmission Inc			3 Month LIBOR + 1.00%
4.75%, 10/01/2027(f)	10	10	3.69%, 06/05/2028	460	464
5.00%, 10/01/2024(f)	75	78	3 Month LIBOR + 1.51%
American Axle & Manufacturing Inc			5.38%, 12/31/2049(e)	425	440
6.25%, 04/01/2025(f)	160	163	3 Month LIBOR + 3.92%
Dana Inc			5.95%, 01/15/2027	100	117
5.50%, 12/15/2024	130	137	6.75%, 10/01/2037	280	369
IHO Verwaltungs GmbH			HSBC Holdings PLC
4.75%, 09/15/2026(f)	25	25	3.60%, 05/25/2023	440	458

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
HSBC Holdings PLC (continued)			Westpac Banking Corp/New Zealand
6.00%, 12/31/2049(e)	$350	$ 366	5.00%, 12/31/2049(e)	$660	$659
USD ICE SWAP Rate NY 5 + 3.75%			USD ICE SWAP Rate NY 5 + 2.89%
ING Bank NV					$27,499
5.80%, 09/25/2023(f)	200	228	Beverages - 1.20%
ING Groep NV			Anheuser-Busch InBev Finance Inc
6.00%, 12/31/2049(e)	200	206	2.65%, 02/01/2021	955	971
USSW5 Index Spread + 4.45%			3.65%, 02/01/2026	685	709
Intesa Sanpaolo SpA			4.70%, 02/01/2036	200	220
3.13%, 07/14/2022(f)	285	286	4.90%, 02/01/2046	365	412
3.88%, 07/14/2027(f)	200	201	Central American Bottling Corp
5.71%, 01/15/2026(f)	1,600	1,686	5.75%, 01/31/2027	165	174
JPMorgan Chase & Co			Coca-Cola Icecek AS
2.21%, 04/25/2023	140	141	4.75%, 10/01/2018(f)	250	256
3 Month LIBOR + 0.90%			Constellation Brands Inc
3.22%, 03/01/2025	410	417	3.50%, 05/09/2027	200	203
3 Month LIBOR + 1.16%			Corp Lindley SA
3.88%, 07/24/2038	345	348	6.75%, 11/23/2021(f)	44	49
3 Month LIBOR + 1.36%			6.75%, 11/23/2021	66	73
4.13%, 12/15/2026	325	339	Dr Pepper Snapple Group Inc
4.95%, 06/01/2045	190	216	3.13%, 12/15/2023	175	178
5.00%, 12/31/2049(e)	305	310	Molson Coors Brewing Co
3 Month LIBOR + 3.32%			4.20%, 07/15/2046	20	20
5.63%, 08/16/2043	195	237	Pernod Ricard SA
Lloyds Banking Group PLC			5.75%, 04/07/2021(f)	235	261
4.58%, 12/10/2025	400	420			$3,526
4.65%, 03/24/2026	550	582	Biotechnology - 0.25%
Morgan Stanley			Amgen Inc
2.38%, 07/23/2019	85	86	4.66%, 06/15/2051	190	208
2.53%, 05/08/2024	525	532	Celgene Corp
3 Month LIBOR + 1.22%			2.88%, 08/15/2020	130	133
3.59%, 07/22/2028	415	417	5.00%, 08/15/2045	90	102
3 Month LIBOR + 1.34%			5.25%, 08/15/2043	30	34
4.10%, 05/22/2023	410	429	Gilead Sciences Inc
4.30%, 01/27/2045	215	225	1.85%, 09/20/2019	95	95
5.00%, 11/24/2025	195	214	2.50%, 09/01/2023	50	50
5.55%, 12/31/2049(e)	220	229	4.15%, 03/01/2047	120	123
3 Month LIBOR + 3.81%					$745
Popular Inc			Building Materials - 0.37%
7.00%, 07/01/2019	50	51	BMC East LLC
Royal Bank of Scotland Group PLC			5.50%, 10/01/2024(f)	105	109
2.78%, 05/15/2023	285	287	Boise Cascade Co
3 Month LIBOR + 1.47%			5.63%, 09/01/2024(f)	70	74
3.88%, 09/12/2023	480	491	Cemex SAB de CV
5.13%, 05/28/2024	50	53	5.70%, 01/11/2025	200	213
7.50%, 12/31/2049(e)	400	419	7.75%, 04/16/2026(f)	200	230
USSW5 Index Spread + 5.80%			Johnson Controls International plc
Santander UK PLC			5.13%, 09/14/2045	225	257
5.00%, 11/07/2023(f)	600	649
			Norbord Inc
Skandinaviska Enskilda Banken AB			5.38%, 12/01/2020(f)	95	100
5.75%, 12/31/2049(e)	615	635
			Owens Corning
USSW5 Index Spread + 3.85%			7.00%, 12/01/2036	75	97
Svenska Handelsbanken AB					$1,080
5.25%, 12/31/2049(e)	250	256
			Chemicals - 0.74%
USSW5 Index Spread + 3.34%			A Schulman Inc
Synchrony Bank			6.87%, 06/01/2023	95	99
3.00%, 06/15/2022	250	249	Air Liquide Finance SA
UBS Group AG			1.75%, 09/27/2021(f)	220	215
6.88%, 12/31/2049(e)	450	494
			Aruba Investments Inc
USSW5 Index Spread + 4.59%			8.75%, 02/15/2023(f)	105	107
UBS Group Funding Switzerland AG
2.27%, 08/15/2023(f)	390	390	Blue Cube Spinco Inc
3 Month LIBOR + 0.95%			9.75%, 10/15/2023	40	49

4.25%, 03/23/2028 (f)	405	425	Braskem Finance Ltd
			5.38%, 05/02/2022	200	213
UniCredit SpA
5.86%, 06/19/2032(f)	400	419	CF Industries Inc
			5.15%, 03/15/2034	110	110
USD ICE SWAP Rate NY 5 + 3.70%			Chevron Phillips Chemical Co LLC / Chevron
Wells Fargo & Co			Phillips Chemical Co LP
2.54%, 10/31/2023	240	246	3.40%, 12/01/2026(f)	125	127
3 Month LIBOR + 1.23%			Consolidated Energy Finance SA
3.07%, 01/24/2023	790	804	6.88%, 06/15/2025(f)	150	157
4.40%, 06/14/2046	265	275

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Chemicals (continued)			Commercial Mortgage Backed Securities (continued)
Dow Chemical Co/The			JP Morgan Chase Commercial Mortgage
4.38%, 11/15/2042	$80	$81	Securities Trust 2012-LC9
Monsanto Co			1.83%, 12/15/2047(g)		$3,160	$198
3.95%, 04/15/2045	195	184	JP Morgan Chase Commercial Mortgage
4.40%, 07/15/2044	55	56	Securities Trust 2013-C16
NOVA Chemicals Corp			1.28%, 12/15/2046(g)		10,581	430
5.25%, 06/01/2027(f)	115	116	JP Morgan Chase Commercial Mortgage
Sherwin-Williams Co/The			Securities Trust 2016-JP3
3.13%, 06/01/2024	155	156	3.14%, 08/15/2049		500	490
3.45%, 06/01/2027	235	237	JPMBB Commercial Mortgage Securities
4.50%, 06/01/2047	45	47	Trust 2014-C24
Solvay Finance America LLC			4.57%, 11/15/2047		500	500
3.40%, 12/03/2020(f)	225	232	LB-UBS Commercial Mortgage Trust 2007-
		$2,186	C1
Coal - 0.03%			0.37%, 02/15/2040(g)		1,145	—
Alliance Resource Operating Partners LP /			Morgan Stanley Bank of America Merrill
Alliance Resource Finance Corp			Lynch Trust 2012-C5
7.50%, 05/01/2025(f)	75	78	1.64%, 08/15/2045(f),(g)		3,526	200
			Morgan Stanley Bank of America Merrill
Commercial Mortgage Backed Securities - 5.33%			Lynch Trust 2014-C14
Banc of America Commercial Mortgage Trust			1.34%, 02/15/2047(g)		9,414	379
2015-UBS7			Morgan Stanley Bank of America Merrill
3.71%, 09/15/2048	500	522	Lynch Trust 2014-C16
Banc of America Commercial Mortgage Trust			1.33%, 06/15/2047(g)		4,326	216
2016-UBS10			Morgan Stanley Bank of America Merrill
5.08%, 07/15/2049	300	319	Lynch Trust 2015-C26
BBCMS MORTGAGE TRUST 2017-C1			3.89%, 10/15/2048		250	261
3.67%, 02/15/2050	500	522	Morgan Stanley Bank of America Merrill
Citigroup Commercial Mortgage Trust 2015-			Lynch Trust 2015-C27
GC27			3.75%, 12/15/2047		100	105
3.57%, 02/10/2048	900	914	Morgan Stanley Bank of America Merrill
Citigroup Commercial Mortgage Trust 2015-			Lynch Trust 2016-C30
GC29			3.18%, 09/15/2049		500	490
3.19%, 04/10/2048	750	760	MSBAM Commercial Mortgage Securities
4.29%, 04/10/2048	500	485	Trust 2012-CKSV
Citigroup Commercial Mortgage Trust 2016-			1.24%, 10/15/2030(f),(g)		3,648	167
GC37			UBS Commercial Mortgage Trust 2012-C1
3.58%, 04/10/2049	350	352	3.40%, 05/10/2045		147	152
COMM 2013-CCRE11 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
1.15%, 08/10/2050(g)	6,810	324	2012	-C3
COMM 2013-CCRE8 Mortgage Trust			3.09%, 08/10/2049		255	262
4.09%, 06/10/2046(f)	350	356	UBS-Barclays Commercial Mortgage Trust
COMM 2015-PC1 Mortgage Trust			2012	-C4
4.29%, 07/10/2050	250	264	1.84%, 12/10/2045(f),(g)		1,307	87
Credit Suisse Commercial Mortgage Trust			3.32%, 12/10/2045(f)		500	506
Series 2006-C5			UBS-Barclays Commercial Mortgage Trust
0.87%, 12/15/2039(g)	326	—	2013	-C5
DBJPM 16-C3 Mortgage Trust			3.18%, 03/10/2046		335	343
2.89%, 09/10/2049	500	493	4.22%, 03/10/2046(f)		175	158
DBUBS 2011-LC2 Mortgage Trust			Wells Fargo Commercial Mortgage Trust
4.54%, 07/10/2044(f)	750	799	2017	-C38
GS Mortgage Securities Trust 2011-GC5			3.45%, 07/15/2050		500	513
1.52%, 08/10/2044(f),(g)	9,775	411	WFRBS Commercial Mortgage Trust 2013-
GS Mortgage Securities Trust 2012-GCJ7			C12
2.42%, 05/10/2045(g)	2,089	139	1.50%, 03/15/2048(f),(g)		3,670	174
GS Mortgage Securities Trust 2013-GC16			WFRBS Commercial Mortgage Trust 2014-
1.58%, 11/10/2046(g)	2,756	123	C22
GS Mortgage Securities Trust 2013-GCJ12			4.07%, 09/15/2057		500	524
3.78%, 06/10/2046	250	255				$15,677
GS Mortgage Securities Trust 2014-GC26			Commercial Services - 0.22%
1.22%, 11/10/2047(g)	4,937	272	Ahern Rentals Inc
GS Mortgage Securities Trust 2015-GC34			7.38%, 05/15/2023(f)		125	114
3.51%, 10/10/2048	375	387	DP World Ltd
GS Mortgage Securities Trust 2015-GS1			6.85%, 07/02/2037		100	123
3.73%, 11/10/2048	1,000	1,049	GW Honos Security Corp
JP Morgan Chase Commercial Mortgage			8.75%, 05/15/2025(f)		80	85
Securities Trust 2010-C1			IHS Markit Ltd
5.95%, 06/15/2043(f)	400	400	4.75%, 02/15/2025(f)		40	43
JP Morgan Chase Commercial Mortgage			Team Health Holdings Inc
Securities Trust 2011-C5			6.38%, 02/01/2025(f)		85	81
5.59%, 08/15/2046(f)	350	376	TMS International Corp
			7.25%, 08/15/2025(f)		90	92

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
United Rentals North America Inc			Brookfield Finance Inc
4.63%, 10/15/2025	$75	$76	4.70%, 09/20/2047	$190	$191
4.88%, 01/15/2028	25	25	Brookfield Finance LLC
		$639	4.00%, 04/01/2024	270	280
Computers - 1.17%			Credit Acceptance Corp
Apple Inc			6.13%, 02/15/2021	105	107
2.85%, 05/11/2024	170	172	7.38%, 03/15/2023	65	69
3.00%, 02/09/2024	445	456	Fly Leasing Ltd
3.00%, 06/20/2027	125	125	6.38%, 10/15/2021	200	209
3.20%, 05/11/2027	380	387	GE Capital International Funding Co
3.85%, 08/04/2046	155	157	Unlimited Co
4.25%, 02/09/2047	135	145	4.42%, 11/15/2035	233	253
4.65%, 02/23/2046	235	266	International Lease Finance Corp
Compiler Finance Sub Inc			6.25%, 05/15/2019	95	101
7.00%, 05/01/2021(f)	80	44	National Rural Utilities Cooperative Finance
Dell International LLC / EMC Corp			Corp
5.45%, 06/15/2023(f)	255	279	2.40%, 04/25/2022	255	257
5.88%, 06/15/2021(f)	45	47	4.75%, 04/30/2043	125	130
6.02%, 06/15/2026(f)	155	172	3 Month LIBOR + 2.91%
7.13%, 06/15/2024(f)	325	359	Navient Corp
8.35%, 07/15/2046(f)	480	617	5.00%, 10/26/2020	10	10
Hewlett Packard Enterprise Co			5.88%, 03/25/2021	65	68
2.85%, 10/05/2018	95	96	6.13%, 03/25/2024	35	36
6.20%, 10/15/2035	120	129	6.63%, 07/26/2021	40	43
		$3,451	Springleaf Finance Corp
Consumer Products - 0.30%			5.25%, 12/15/2019	110	114
ACCO Brands Corp			Visa Inc
5.25%, 12/15/2024(f)	75	78	2.20%, 12/14/2020	65	66
Reckitt Benckiser Treasury Services PLC					$2,667
1.89%, 06/24/2022(f)	350	351	Electric - 2.99%
3 Month LIBOR + 0.56%			AEP Transmission Co LLC
2.75%, 06/26/2024(f)	470	466	4.00%, 12/01/2046	65	67
		$895	Alabama Power Co
Credit Card Asset Backed Securities - 1.89%			3.85%, 12/01/2042	125	124
Capital One Multi-Asset Execution Trust			4.15%, 08/15/2044	120	126
1.68%, 02/15/2022	250	252	CMS Energy Corp
1 Month LIBOR + 0.45%			4.70%, 03/31/2043	135	146
Chase Issuance Trust			4.88%, 03/01/2044	130	145
1.30%, 02/18/2020	700	700	Commonwealth Edison Co
1.64%, 05/17/2021	400	402	3.70%, 03/01/2045	70	69
1 Month LIBOR + 0.41%			4.35%, 11/15/2045	125	135
Synchrony Credit Card Master Note Trust			Consolidated Edison Co of New York Inc
2014-1			4.63%, 12/01/2054	150	167
1.61%, 11/15/2020	650	650	Dominion Energy Inc
World Financial Network Credit Card Master			3.90%, 10/01/2025	115	120
Trust			DTE Electric Co
1.61%, 12/15/2021	550	550	3.75%, 08/15/2047	260	263
1.71%, 02/15/2022	3,000	3,005	DTE Energy Co
1 Month LIBOR + 0.48%			6.38%, 04/15/2033	215	273
		$5,559	Duke Energy Corp
Distribution & Wholesale - 0.14%			2.65%, 09/01/2026	85	81
American Builders & Contractors Supply Co			3.75%, 09/01/2046	120	116
Inc			Dynegy Inc
5.75%, 12/15/2023(f)	45	48	7.38%, 11/01/2022	125	130
			8.13%, 01/30/2026(f)	35	36
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023	80	80	Electricite de France SA
H&E Equipment Services Inc			4.95%, 10/13/2045(f)	25	28
5.63%, 09/01/2025 (f)	105	111	5.63%, 12/31/2049(e),(f)	280	293
HD Supply Inc			USSW10 Index Spread + 3.04%
5.75%, 04/15/2024(f)	25	27	Elwood Energy LLC
WW Grainger Inc			8.16%, 07/05/2026	127	142
4.20%, 05/15/2047	130	131	Emera US Finance LP
		$397	2.70%, 06/15/2021	185	186
Diversified Financial Services - 0.91%			Enel Finance International NV
			2.88%, 05/25/2022(f)	200	201
Aircastle Ltd
4.13%, 05/01/2024	25	26	Exelon Corp
5.00%, 04/01/2023	60	64	2.85%, 06/15/2020	330	337
5.13%, 03/15/2021	90	96	3.50%, 06/01/2022	125	129
5.50%, 02/15/2022	40	44	4.45%, 04/15/2046	35	37
Ally Financial Inc			5.10%, 06/15/2045	115	131
3.25%, 11/05/2018	85	86	Fortis Inc/Canada
5.75%, 11/20/2025	385	417	2.10%, 10/04/2021	185	182
			3.06%, 10/04/2026	275	265

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Entertainment (continued)
Georgia Power Co			International Game Technology PLC
4.30%, 03/15/2042	$100	$104	6.50%, 02/15/2025(f)	$200	$225
4.30%, 03/15/2043	80	84	Lions Gate Entertainment Corp
Indiantown Cogeneration LP			5.88%, 11/01/2024(f)	70	73
9.77%, 12/15/2020	86	92	Penn National Gaming Inc
Kentucky Utilities Co			5.63%, 01/15/2027(f)	50	52
3.30%, 10/01/2025	190	193	Pinnacle Entertainment Inc
Louisville Gas & Electric Co			5.63%, 05/01/2024	70	72
3.30%, 10/01/2025	115	117	Scientific Games International Inc
MidAmerican Energy Co			7.00%, 01/01/2022(f)	35	37
4.25%, 05/01/2046	205	220	10.00%, 12/01/2022	105	116
Mirant Mid-Atlantic Series C Pass Through					$884
Trust			Food - 1.36%
10.06%, 12/30/2028	127	120	Arcor SAIC
NextEra Energy Capital Holdings Inc			6.00%, 07/06/2023(f)	210	225
3.55%, 05/01/2027	170	175	BI-LO LLC / BI-LO Finance Corp
NextEra Energy Operating Partners LP			9.25%, 02/15/2019(f)	110	100
4.50%, 09/15/2027(f)	15	15	Cencosud SA
NRG Energy Inc			4.38%, 07/17/2027(f)	220	221
6.63%, 01/15/2027	110	115	Clearwater Seafoods Inc
Oncor Electric Delivery Co LLC			6.88%, 05/01/2025(f)	80	85
5.25%, 09/30/2040	120	144	Gruma SAB de CV
PacifiCorp			4.88%, 12/01/2024(f)	350	380
2.95%, 06/01/2023	705	723	Grupo Bimbo SAB de CV
3.85%, 06/15/2021	150	158	4.88%, 06/27/2044(f)	200	201
PPL Electric Utilities Corp			Ingles Markets Inc
3.95%, 06/01/2047	150	155	5.75%, 06/15/2023	90	88
4.75%, 07/15/2043	115	133	JBS USA LUX SA / JBS USA Finance Inc
PPL WEM Ltd / Western Power Distribution			5.75%, 06/15/2025(f)	85	85
Ltd			7.25%, 06/01/2021(f)	25	25
5.38%, 05/01/2021(f)	440	476	Kraft Heinz Foods Co
Southern California Edison Co			2.80%, 07/02/2020	460	468
3.60%, 02/01/2045	260	258	4.38%, 06/01/2046	115	114
Southern Co/The			5.00%, 07/15/2035	80	87
2.95%, 07/01/2023	145	146	5.20%, 07/15/2045	140	153
4.25%, 07/01/2036	105	109	Lamb Weston Holdings Inc
4.40%, 07/01/2046	60	62	4.63%, 11/01/2024(f)	20	21
5.50%, 03/15/2057	485	513	4.88%, 11/01/2026(f)	65	68
3 Month LIBOR + 3.63%			McCormick & Co Inc/MD
Southwestern Public Service Co			3.15%, 08/15/2024	185	187
3.70%, 08/15/2047	260	259	3.40%, 08/15/2027	195	196
State Grid Overseas Investment 2016 Ltd			Post Holdings Inc
3.50%, 05/04/2027	250	254	5.00%, 08/15/2026(f)	110	110
Virginia Electric & Power Co			Sigma Alimentos SA de CV
4.00%, 01/15/2043	35	36	4.13%, 05/02/2026(f)	250	253
4.45%, 02/15/2044	125	137	TreeHouse Foods Inc
4.65%, 08/15/2043	65	73	6.00%, 02/15/2024(f)	75	80
		$8,800	Want Want China Finance Ltd
Electronics - 0.07%			2.88%, 04/27/2022	200	201
Sanmina Corp			Wm Wrigley Jr Co
4.38%, 06/01/2019(f)	40	41	2.40%, 10/21/2018(f)	235	236
Tech Data Corp			3.38%, 10/21/2020(f)	415	428
3.70%, 02/15/2022	145	146			$4,012
Tyco Electronics Group SA			Forest Products & Paper - 0.27%
7.13%, 10/01/2037	20	28	Domtar Corp
		$215	6.25%, 09/01/2042	225	237
Engineering & Construction - 0.08%			International Paper Co
SBA Tower Trust			3.00%, 02/15/2027	135	131
2.90%, 10/15/2044(f)	170	171	4.35%, 08/15/2048	185	186
Tutor Perini Corp			4.40%, 08/15/2047	75	76
6.88%, 05/01/2025(f)	60	65	Sappi Papier Holding GmbH
		$236	7.50%, 06/15/2032(f)	50	51
Entertainment - 0.30%			Tembec Industries Inc
CCM Merger Inc			9.00%, 12/15/2019(f)	100	103
6.00%, 03/15/2022(f)	60	62			$784
Eldorado Resorts Inc			Gas - 0.28%
6.00%, 04/01/2025	35	37	Boston Gas Co
7.00%, 08/01/2023	85	92	3.15%, 08/01/2027(f)	215	215
GLP Capital LP / GLP Financing II Inc			Dominion Energy Gas Holdings LLC
4.38%, 04/15/2021	30	31	2.80%, 11/15/2020	260	264
5.38%, 04/15/2026	80	87	4.80%, 11/01/2043	10	11

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Gas (continued)			Healthcare - Services (continued)
NGL Energy Partners LP / NGL Energy			WellCare Health Plans Inc
Finance Corp			5.25%, 04/01/2025	$155	$163
6.88%, 10/15/2021	$35	$35			$3,826
7.50%, 11/01/2023	115	114	Home Builders - 0.20%
Southern Co Gas Capital Corp			Beazer Homes USA Inc
4.40%, 05/30/2047	165	171	8.75%, 03/15/2022	75	83
		$810	Century Communities Inc
Healthcare - Products - 1.22%			5.88%, 07/15/2025(f)	165	166
Abbott Laboratories			Lennar Corp
2.90%, 11/30/2021	195	199	4.50%, 04/30/2024	151	156
4.90%, 11/30/2046	490	547	4.75%, 11/15/2022	105	111
Becton Dickinson and Co			4.88%, 12/15/2023	40	42
2.35%, 06/06/2022	165	166	TRI Pointe Group Inc
3 Month LIBOR + 1.03%			5.25%, 06/01/2027	20	20
3.70%, 06/06/2027	705	713			$578
4.67%, 06/06/2047	410	430	Home Equity Asset Backed Securities - 0.07%
DJO Finco Inc / DJO Finance LLC / DJO			New Century Home Equity Loan Trust 2005-
Finance Corp			1
8.13%, 06/15/2021(f)	145	139	1.82%, 03/25/2035	15	15
Hill-Rom Holdings Inc			1 Month LIBOR + 0.58%
5.75%, 09/01/2023(f)	60	63	Saxon Asset Securities Trust 2004-1
Kinetic Concepts Inc / KCI USA Inc			2.93%, 03/25/2035	127	80
7.88%, 02/15/2021(f)	70	73	1 Month LIBOR + 1.70%
Medtronic Global Holdings SCA			Specialty Underwriting & Residential Finance
3.35%, 04/01/2027	105	108	Trust Series 2004-BC1
Medtronic Inc			2.00%, 02/25/2035	123	121
2.50%, 03/15/2020	165	167	1 Month LIBOR + 0.77%
4.38%, 03/15/2035	245	270			$216
4.63%, 03/15/2045	100	114	Housewares - 0.07%
Teleflex Inc			Newell Brands Inc
4.88%, 06/01/2026	40	42	3.85%, 04/01/2023	65	68
Universal Hospital Services Inc			5.00%, 11/15/2023	115	123
7.63%, 08/15/2020	165	167			$191
Zimmer Biomet Holdings Inc			Insurance - 1.33%
2.00%, 04/01/2018	285	285	American Equity Investment Life Holding
3.15%, 04/01/2022	95	97	Co
		$3,580	5.00%, 06/15/2027	110	114
Healthcare - Services - 1.30%			American International Group Inc
Centene Corp			3.75%, 07/10/2025	190	196
4.75%, 05/15/2022	185	193	3.88%, 01/15/2035	100	98
5.63%, 02/15/2021	40	42	4.50%, 07/16/2044	250	261
6.13%, 02/15/2024	60	65	Arch Capital Finance LLC
CHS/Community Health Systems Inc			4.01%, 12/15/2026	265	275
5.13%, 08/01/2021	75	74	5.03%, 12/15/2046	85	95
6.25%, 03/31/2023	90	88	AssuredPartners Inc
Cigna Corp			7.00%, 08/15/2025(f)	40	41
3.05%, 10/15/2027	160	158	Brighthouse Financial Inc
4.00%, 02/15/2022	170	179	3.70%, 06/22/2027(f)	715	702
HCA Inc			4.70%, 06/22/2047(f)	145	142
4.50%, 02/15/2027	185	189	Chubb Corp/The
4.75%, 05/01/2023	245	259	3.55%, 04/15/2037	240	239
5.00%, 03/15/2024	225	240	3 Month LIBOR + 2.25%
5.25%, 04/15/2025	105	114	CNO Financial Group Inc
5.50%, 06/15/2047	170	176	4.50%, 05/30/2020	75	78
5.88%, 03/15/2022	85	94	Liberty Mutual Group Inc
Humana Inc			4.22%, 03/07/2067(f)	260	254
2.63%, 10/01/2019	220	222	3 Month LIBOR + 2.91%
3.85%, 10/01/2024	195	205	Markel Corp
3.95%, 03/15/2027	275	287	5.00%, 04/05/2046	280	302
4.95%, 10/01/2044	159	180	Prudential Financial Inc
IASIS Healthcare LLC / IASIS Capital Corp			5.63%, 06/15/2043	225	245
8.38%, 05/15/2019	110	110	3 Month LIBOR + 3.92%
MPH Acquisition Holdings LLC			Voya Financial Inc
7.13%, 06/01/2024(f)	120	129	5.65%, 05/15/2053	405	430
Tenet Healthcare Corp			3 Month LIBOR + 3.58%
4.63%, 07/15/2024(f)	95	94	XLIT Ltd
6.75%, 06/15/2023	30	29	4.45%, 03/31/2025	250	256
7.50%, 01/01/2022(f)	35	37	5.50%, 03/31/2045	175	184
UnitedHealth Group Inc					$3,912
4.63%, 07/15/2035	435	499	Internet - 0.56%
			Alibaba Group Holding Ltd
			3.13%, 11/28/2021	250	256

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Internet (continued)			Media (continued)
Amazon.com Inc			21st Century Fox America Inc	(continued)
2.80%, 08/22/2024(f)	$325	$326	6.40%, 12/15/2035		$210	$267
4.05%, 08/22/2047(f)	180	183	Altice Financing SA
Baidu Inc			6.50%, 01/15/2022(f)		200	208
2.88%, 07/06/2022	225	226	AMC Networks Inc
3.00%, 06/30/2020	200	203	4.75%, 08/01/2025		75	76
3.63%, 07/06/2027	200	200	5.00%, 04/01/2024		50	52
Netflix Inc			CCO Holdings LLC / CCO Holdings Capital
4.38%, 11/15/2026(f)	85	85	Corp
Zayo Group LLC / Zayo Capital Inc			5.13%, 05/01/2023(f)		345	359
6.00%, 04/01/2023	170	180	5.13%, 05/01/2027(f)		55	56
		$1,659	5.50%, 05/01/2026(f)		35	36
Iron & Steel - 0.48%			5.75%, 02/15/2026(f)		30	31
AK Steel Corp			Charter Communications Operating LLC /
6.38%, 10/15/2025	75	74	Charter Communications Operating Capital
7.00%, 03/15/2027	55	56	4.20%, 03/15/2028(f)		280	283
7.50%, 07/15/2023	50	54	6.48%, 10/23/2045		205	241
7.63%, 10/01/2021	25	26	Comcast Corp
ArcelorMittal			3.15%, 03/01/2026		365	365
7.50%, 10/15/2039	255	306	3.38%, 02/15/2025		335	345
Commercial Metals Co			4.20%, 08/15/2034		10	11
4.88%, 05/15/2023	122	128	4.60%, 08/15/2045		25	27
Signode Industrial Group Lux SA/Signode			Cox Communications Inc
Industrial Group US Inc			2.95%, 06/30/2023(f)		105	103
6.38%, 05/01/2022(f)	150	156	3.15%, 08/15/2024(f)		150	149
United States Steel Corp			CSC Holdings LLC
6.88%, 08/15/2025	100	102	10.13%, 01/15/2023(f)		215	248
Vale Overseas Ltd			Discovery Communications LLC
5.88%, 06/10/2021	120	132	3.95%, 03/20/2028		90	89
6.25%, 08/10/2026	330	374	5.00%, 09/20/2037		180	183
		$1,408	5.20%, 09/20/2047		285	289
Leisure Products & Services - 0.11%			DISH DBS Corp
Constellation Merger Sub Inc			5.88%, 11/15/2024		110	115
8.50%, 09/15/2025(f)	105	103	6.75%, 06/01/2021		105	115
NCL Corp Ltd			7.75%, 07/01/2026		25	29
4.63%, 11/15/2020(f)	100	103	7.88%, 09/01/2019		274	299
Silversea Cruise Finance Ltd			Myriad International Holdings BV
7.25%, 02/01/2025(f)	120	128	4.85%, 07/06/2027(f)		200	207
		$334	NBCUniversal Enterprise Inc
			1.99%, 04/15/2018(f)		195	196
Lodging - 0.28%			3 Month LIBOR + 0.69%
Boyd Gaming Corp
6.88%, 05/15/2023	45	48	NBCUniversal Media LLC
CRC Escrow Issuer LLC / CRC Finco Inc			4.45%, 01/15/2043		250	266
5.25%, 10/15/2025(f),(h)	130	130	Radiate Holdco LLC / Radiate Finance Inc
			6.63%, 02/15/2025(f)		145	142
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp			Time Warner Cable LLC
6.75%, 11/15/2021(f)	110	115	5.88%, 11/15/2040		135	148
MGM Resorts International			6.75%, 07/01/2018		120	124
6.00%, 03/15/2023	80	88	Time Warner Inc
6.63%, 12/15/2021	30	34	2.10%, 06/01/2019		135	135
Wyndham Worldwide Corp			3.60%, 07/15/2025		315	316
2.50%, 03/01/2018	305	306	3.88%, 01/15/2026		175	177
Wynn Las Vegas LLC / Wynn Las Vegas			4.05%, 12/15/2023		135	143
Capital Corp			Unitymedia Hessen GmbH & Co KG /
5.25%, 05/15/2027(f)	110	112	Unitymedia NRW GmbH
			5.50%, 01/15/2023(f)		135	139
		$833
Machinery - Construction & Mining - 0.03%			Viacom Inc
BlueLine Rental Finance Corp / BlueLine			4.38%, 03/15/2043		110	95
Rental LLC			4.85%, 12/15/2034		295	278
9.25%, 03/15/2024(f)	85	91	Virgin Media Finance PLC
			6.00%, 10/15/2024(f)		200	210
			Ziggo Secured Finance BV
Machinery - Diversified - 0.09%			5.50%, 01/15/2027(f)		150	154
Cloud Crane LLC
10.13%, 08/01/2024(f)	120	133				$7,049
John Deere Capital Corp			Metal Fabrication & Hardware - 0.01%
2.80%, 09/08/2027	130	128	Park-Ohio Industries Inc
		$261	6.63%, 04/15/2027		35	38
Media - 2.40%
21st Century Fox America Inc			Mining - 0.64%
4.75%, 09/15/2044	30	32	Aleris International Inc
			9.50%, 04/01/2021(f)		30	32
5.40%, 10/01/2043	230	267
6.15%, 02/15/2041	35	44	Barrick North America Finance LLC
			4.40%, 05/30/2021		53	57

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Barrick North America Finance			Freddie Mac REMICS (continued)
LLC (continued)			3.50%, 09/15/2026(g)	$853	$85
5.75%, 05/01/2043	$25	$30	4.00%, 11/15/2038(g)	941	80
BHP Billiton Finance USA Ltd			Ginnie Mae
5.00%, 09/30/2043	45	53	4.50%, 04/16/2044(g)	404	74
Corp Nacional del Cobre de Chile			4.86%, 06/20/2046(g)	920	205
3.63%, 08/01/2027(f)	200	199	1 Month LIBOR + 6.10%
4.50%, 09/16/2025(f)	200	213	4.96%, 09/20/2044(g)	968	190
First Quantum Minerals Ltd			1 Month LIBOR + 6.20%
7.50%, 04/01/2025(f)	200	205	4.96%, 11/20/2045(g)	2,608	519
FMG Resources August 2006 Pty Ltd			1 Month LIBOR + 6.20%
5.13%, 05/15/2024(f)	25	25	4.96%, 08/20/2047(g)	996	263
9.75%, 03/01/2022(f)	120	135	1 Month LIBOR + 6.20%
Freeport-McMoRan Inc			4.97%, 09/20/2047(d),(g)	1,300	331
4.55%, 11/14/2024	80	80	1 Month LIBOR + 6.20%
6.88%, 02/15/2023	30	33	5.01%, 06/20/2044(g)	1,484	241
Glencore Funding LLC			1 Month LIBOR + 6.25%
4.00%, 03/27/2027(f)	115	116	5.36%, 03/20/2042(g)	775	190
IAMGOLD Corp			1 Month LIBOR + 6.60%
7.00%, 04/15/2025(f)	145	153	5.42%, 04/16/2042(g)	1,614	350
Newmont Mining Corp			1 Month LIBOR + 6.65%
4.88%, 03/15/2042	115	123	HomeBanc Mortgage Trust 2005-5
6.25%, 10/01/2039	70	87	1.58%, 01/25/2036	450	448
Taseko Mines Ltd			1 Month LIBOR + 0.34%
8.75%, 06/15/2022(f)	105	107	JP Morgan Mortgage Trust 2016-2
Teck Resources Ltd			2.86%, 06/25/2046(f)	587	591
3.75%, 02/01/2023	60	61	JP Morgan Mortgage Trust 2016-3
6.25%, 07/15/2041	125	141	3.50%, 10/25/2046(f)	493	505
8.50%, 06/01/2024(f)	15	17	Sequoia Mortgage Trust 2016-3
		$1,867	3.50%, 11/25/2046(f)	1,384	1,415
Miscellaneous Manufacturers - 0.27%			Washington Mutual Mortgage Pass-Through
Bombardier Inc			Certificates WMALT Series 2006-AR1 Trust
6.13%, 01/15/2023(f)	30	29	1.49%, 02/25/2036	109	97
7.50%, 03/15/2025(f)	110	110	1 Month LIBOR + 0.25%
8.75%, 12/01/2021(f)	100	107			$6,674
General Electric Co			Office & Business Equipment - 0.09%
6.88%, 01/10/2039	100	147	Xerox Corp
Ingersoll-Rand Global Holding Co Ltd			4.07%, 03/17/2022	200	205
2.88%, 01/15/2019	150	152	6.75%, 12/15/2039	50	53
Siemens Financieringsmaatschappij NV					$258
2.70%, 03/16/2022(f)	250	253	Oil & Gas - 3.04%
		$798	Anadarko Petroleum Corp
Mortgage Backed Securities - 2.27%			3.45%, 07/15/2024	250	248
Fannie Mae REMIC Trust 2005-W2			6.60%, 03/15/2046	75	93
1.44%, 05/25/2035	69	69	Ascent Resources Utica Holdings LLC / ARU
1 Month LIBOR + 0.20%			Finance Corp
Fannie Mae REMICS			10.00%, 04/01/2022(f)	85	91
2.25%, 07/25/2040	130	128	BP Capital Markets PLC
3.00%, 04/25/2022(g)	628	30	1.85%, 05/10/2019	650	654
3.00%, 04/25/2027(g)	350	33	3 Month LIBOR + 0.54%
3.50%, 11/25/2027(g)	248	25	3.02%, 01/16/2027	165	162
3.50%, 07/25/2028(g)	488	51	3.72%, 11/28/2028	165	170
3.50%, 03/25/2031(g)	596	50	Canadian Natural Resources Ltd
4.86%, 02/25/2043(g)	481	94	3.90%, 02/01/2025	145	149
1 Month LIBOR + 6.10%			4.95%, 06/01/2047	85	89
4.86%, 09/25/2046(g)	896	150	Carrizo Oil & Gas Inc
1 Month LIBOR + 6.10%			7.50%, 09/15/2020	70	72
4.86%, 09/25/2046(g)	413	77	8.25%, 07/15/2025	30	33
1 Month LIBOR + 6.10%			Chesapeake Energy Corp
4.86%, 09/25/2046(g)	410	71	8.00%, 12/15/2022(f)	92	99
1 Month LIBOR + 6.10%			8.00%, 01/15/2025(f)	25	25
4.91%, 09/25/2047(g)	996	221	8.00%, 06/15/2027(f)	25	25
1 Month LIBOR + 6.15%			Chesapeake Oil Op/Fin Escrow Shares
5.26%, 03/25/2022(g)	58	3	0.00%, 11/15/2019(a),(b),(d)	90	—
1 Month LIBOR + 6.50%			Concho Resources Inc
Freddie Mac REMICS			3.75%, 10/01/2027	165	166
1.68%, 06/15/2023	1	1	4.38%, 01/15/2025	350	368
1 Month LIBOR + 0.45%			Continental Resources Inc/OK
3.00%, 09/15/2025(g)	171	8	3.80%, 06/01/2024	270	261
3.00%, 03/15/2026(g)	382	18	4.50%, 04/15/2023	155	155
3.00%, 05/15/2027(g)	429	26	Devon Energy Corp
3.00%, 10/15/2027(g)	153	13	5.60%, 07/15/2041	115	126
3.50%, 11/15/2020(g)	503	22

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Ecopetrol SA			YPF SA
7.38%, 09/18/2043	$65	$ 74	6.95%, 07/21/2027(f)	$70	$74
Encana Corp			8.50%, 07/28/2025	145	167
5.15%, 11/15/2041	245	249			$8,952
6.50%, 02/01/2038	45	53	Oil & Gas Services - 0.18%
6.63%, 08/15/2037	50	58	Archrock Partners LP / Archrock Partners
EP Energy LLC / Everest Acquisition Finance			Finance Corp
Inc			6.00%, 10/01/2022	80	78
6.38%, 06/15/2023	35	22	Halliburton Co
8.00%, 11/29/2024(f)	60	61	4.75%, 08/01/2043	165	174
8.00%, 02/15/2025(f)	25	20	PHI Inc
9.38%, 05/01/2020	55	46	5.25%, 03/15/2019	65	63
Extraction Oil & Gas Inc			Schlumberger Investment SA
7.38%, 05/15/2024(f)	75	78	3.30%, 09/14/2021(f)	85	88
Exxon Mobil Corp			Weatherford International Ltd
2.22%, 03/01/2021	360	363	4.50%, 04/15/2022	30	28
4.11%, 03/01/2046	30	32	8.25%, 06/15/2023	45	46
Gulfport Energy Corp			9.88%, 02/15/2024(f)	50	55
6.38%, 05/15/2025	75	76			$532
Halcon Resources Corp			Other Asset Backed Securities - 0.41%
6.75%, 02/15/2025(f)	65	67	CNH Equipment Trust 2014-C
12.00%, 02/15/2022(f)	9	11	1.65%, 09/15/2021	500	500
Kerr-McGee Corp			Dell Equipment Finance Trust 2015-2
7.88%, 09/15/2031	115	146	1.72%, 09/22/2020(f)	311	311
Marathon Oil Corp			Kubota Credit Owner Trust 2015-1
6.60%, 10/01/2037	155	178	1.54%, 03/15/2019(f)	331	331
Marathon Petroleum Corp			Washington Mutural Asset-Backed
4.75%, 09/15/2044	36	36	Certificates WMABS Series 2006-HE1 Trust
MEG Energy Corp			1.42%, 04/25/2036	60	60
6.50%, 01/15/2025(f)	75	73	1 Month LIBOR + 0.18%
Oasis Petroleum Inc					$1,202
6.50%, 11/01/2021	65	66	Packaging & Containers - 0.70%
6.88%, 03/15/2022	45	46	Ardagh Packaging Finance PLC / Ardagh
6.88%, 01/15/2023	140	142	Holdings USA Inc
Petrobras Global Finance BV			6.00%, 02/15/2025(f)	200	212
5.30%, 01/27/2025(f)	240	240
			BWAY Holding Co
6.13%, 01/17/2022	155	167	7.25%, 04/15/2025(f)	105	108
7.38%, 01/17/2027	625	688	Crown Americas LLC / Crown Americas
Petroleos Mexicanos			Capital Corp V
6.50%, 03/13/2027(f)	350	388
6.50%, 03/13/2027(f)	200	222	4.25%, 09/30/2026	43	43
			Crown Cork & Seal Co Inc
6.88%, 08/04/2026	60	68	7.38%, 12/15/2026	132	155
Pioneer Natural Resources Co			Flex Acquisition Co Inc
3.45%, 01/15/2021	280	286	6.88%, 01/15/2025(f)	100	104
4.45%, 01/15/2026	35	37	Multi-Color Corp
Precision Drilling Corp			4.88%, 11/01/2025(f),(h)	85	86
7.75%, 12/15/2023	10	10	Packaging Corp of America
Repsol Oil & Gas Canada Inc			4.50%, 11/01/2023	420	455
7.75%, 06/01/2019	430	465	Reynolds Group Issuer Inc / Reynolds Group
Seven Generations Energy Ltd			Issuer LLC / Reynolds Group Issuer
5.38%, 09/30/2025(f),(h)	50	50
			(Luxembourg) S.A.
Shell International Finance BV			4.80%, 07/15/2021(f)	40	41
4.00%, 05/10/2046	135	137	3 Month LIBOR + 3.50%
Sinopec Group Overseas Development 2017			5.13%, 07/15/2023(f)	260	271
Ltd			7.00%, 07/15/2024(f)	15	16
2.50%, 09/13/2022(f)	325	321
			WestRock RKT Co
Southwestern Energy Co			3.50%, 03/01/2020	565	579
7.75%, 10/01/2027	115	119			$2,070
Sunoco LP / Sunoco Finance Corp			Pharmaceuticals - 0.90%
5.50%, 08/01/2020	60	62	AbbVie Inc
6.38%, 04/01/2023	90	96	4.45%, 05/14/2046	135	142
Ultra Resources Inc			4.70%, 05/14/2045	115	125
6.88%, 04/15/2022(f)	65	66
			Allergan Funding SCS
Unit Corp			3.45%, 03/15/2022	320	332
6.63%, 05/15/2021	80	80	3.85%, 06/15/2024	245	256
Whiting Petroleum Corp			4.55%, 03/15/2035	85	91
5.75%, 03/15/2021	60	59	4.85%, 06/15/2044	175	191
6.25%, 04/01/2023	75	74	Novartis Capital Corp
WildHorse Resource Development Corp			4.00%, 11/20/2045	5	5
6.88%, 02/01/2025(f)	75	75
			Pfizer Inc
WPX Energy Inc			3.00%, 12/15/2026	85	86
5.25%, 09/15/2024	45	45	4.40%, 05/15/2044	90	99
7.50%, 08/01/2020	67	73

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Shire Acquisitions Investments Ireland DAC			Western Gas Partners LP	(continued)
2.40%, 09/23/2021	$475	$473	5.45%, 04/01/2044		$205	$217
2.88%, 09/23/2023	335	333	Williams Partners LP
3.20%, 09/23/2026	235	232	3.60%, 03/15/2022		245	253
Valeant Pharmaceuticals International			5.10%, 09/15/2045		125	131
7.00%, 10/01/2020(f)	75	75				$5,383
Valeant Pharmaceuticals International Inc			Private Equity - 0.06%
5.38%, 03/15/2020(f)	160	160	Icahn Enterprises LP / Icahn Enterprises
5.63%, 12/01/2021(f)	50	47	Finance Corp
		$2,647	4.88%, 03/15/2019		55	56
Pipelines - 1.83%			6.00%, 08/01/2020		105	108
Andeavor Logistics LP / Tesoro Logistics						$164
Finance Corp			Real Estate - 0.19%
5.25%, 01/15/2025	40	43	American Campus Communities Operating
6.13%, 10/15/2021	110	113	Partnership LP
6.25%, 10/15/2022	15	16	3.35%, 10/01/2020		235	241
6.38%, 05/01/2024	15	16	4.13%, 07/01/2024		205	215
Antero Midstream Partners LP / Antero			Crescent Communities LLC/Crescent
Midstream Finance Corp			Ventures Inc
5.38%, 09/15/2024	35	36	8.88%, 10/15/2021(f)		105	111
Boardwalk Pipelines LP						$567
5.95%, 06/01/2026	130	145	Regional Authority - 0.07%
Buckeye Partners LP			Provincia de Buenos Aires/Argentina
3.95%, 12/01/2026	70	69	7.88%, 06/15/2027(f)		175	190
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027(f)	255	263	REITs - 1.35%
Columbia Pipeline Group Inc			American Tower Corp
3.30%, 06/01/2020	400	409	3.30%, 02/15/2021		80	82
Enable Midstream Partners LP			CC Holdings GS V LLC / Crown Castle GS
4.40%, 03/15/2027	145	148	III Corp
Enbridge Inc			3.85%, 04/15/2023		510	534
6.00%, 01/15/2077	165	175	Equinix Inc
3 Month LIBOR + 3.89%			5.38%, 01/01/2022		35	37
Energy Transfer Equity LP			5.38%, 04/01/2023		115	120
5.88%, 01/15/2024	75	81	5.88%, 01/15/2026		40	44
Energy Transfer LP			Essex Portfolio LP
4.05%, 03/15/2025	150	152	3.38%, 04/15/2026		355	353
4.75%, 01/15/2026	55	58	HCP Inc
4.90%, 03/15/2035	100	99	3.88%, 08/15/2024		75	77
5.30%, 04/15/2047	95	95	4.00%, 06/01/2025		105	108
EnLink Midstream Partners LP			4.25%, 11/15/2023		65	69
4.40%, 04/01/2024	320	331	Healthcare Trust of America Holdings LP
5.05%, 04/01/2045	150	145	2.95%, 07/01/2022		125	126
Enterprise Products Operating LLC			3.50%, 08/01/2026		325	318
4.85%, 03/15/2044	135	145	3.75%, 07/01/2027		165	164
Kinder Morgan Energy Partners LP			Hospitality Properties Trust
4.70%, 11/01/2042	300	288	4.50%, 06/15/2023		355	376
Kinder Morgan Inc/DE			Iron Mountain Inc
3.05%, 12/01/2019	100	102	4.38%, 06/01/2021(f)		115	119
5.63%, 11/15/2023(f)	215	239	Iron Mountain US Holdings Inc
MPLX LP			5.38%, 06/01/2026(f)		65	68
4.50%, 07/15/2023	290	309	iStar Inc
5.20%, 03/01/2047	85	89	4.88%, 07/01/2018		35	35
NuStar Logistics LP			5.25%, 09/15/2022		50	51
5.63%, 04/28/2027	100	106	6.00%, 04/01/2022		45	47
ONEOK Partners LP			6.50%, 07/01/2021		30	31
4.90%, 03/15/2025	20	21	Kimco Realty Corp
Phillips 66 Partners LP			3.40%, 11/01/2022		190	196
4.90%, 10/01/2046	50	50	MGM Growth Properties Operating
Plains All American Pipeline LP / PAA			Partnership LP / MGP Finance Co-Issuer Inc
Finance Corp			5.63%, 05/01/2024		95	103
4.50%, 12/15/2026	195	198	MPT Operating Partnership LP / MPT Finance
Sabine Pass Liquefaction LLC			Corp
4.20%, 03/15/2028	150	151	5.00%, 10/15/2027		25	26
5.75%, 05/15/2024	215	239	6.38%, 03/01/2024		15	16
Summit Midstream Holdings LLC / Summit			Trust F/1401
Midstream Finance Corp			6.95%, 01/30/2044(f)		250	276
5.75%, 04/15/2025	80	81	Welltower Inc
TransCanada PipeLines Ltd			4.00%, 06/01/2025		355	370
4.63%, 03/01/2034	135	148	4.25%, 04/01/2026		210	222
7.13%, 01/15/2019	95	101				$3,968
Western Gas Partners LP
4.65%, 07/01/2026	115	121

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail - 0.73%			Software (continued)
1011778 BC ULC / New Red Finance Inc			Microsoft Corp (continued)
5.00%, 10/15/2025(f)	$105	$106	2.00%, 11/03/2020	$170	$171
5.00%, 10/15/2025(f),(h)	55	56	2.00%, 08/08/2023	215	211
Claire's Stores Inc			2.40%, 08/08/2026	195	188
9.00%, 03/15/2019(f)	54	31	3.30%, 02/06/2027	155	161
CVS Health Corp			3.70%, 08/08/2046	320	323
4.75%, 12/01/2022	460	503	4.45%, 11/03/2045	110	124
CVS Pass-Through Trust			MSCI Inc
7.51%, 01/10/2032(f)	49	60	5.25%, 11/15/2024(f)	75	80
Dollar Tree Inc			5.75%, 08/15/2025(f)	25	27
5.75%, 03/01/2023	80	84	Oracle Corp
Home Depot Inc/The			4.38%, 05/15/2055	130	139
3.35%, 09/15/2025	215	222			$2,005
3.90%, 06/15/2047	100	102	Sovereign - 2.61%
5.88%, 12/16/2036	90	117	Argentine Republic Government International
JC Penney Corp Inc			Bond
5.65%, 06/01/2020	45	44	5.63%, 01/26/2022	555	583
5.88%, 07/01/2023(f)	25	25	6.25%, 04/22/2019	250	263
KFC Holding Co/Pizza Hut Holdings			7.13%, 06/28/2117	35	35
LLC/Taco Bell of America LLC			Brazilian Government International Bond
4.75%, 06/01/2027(f)	50	52	6.00%, 04/07/2026	250	277
5.00%, 06/01/2024(f)	75	79	Colombia Government International Bond
5.25%, 06/01/2026(f)	80	85	3.88%, 04/25/2027	400	406
L Brands Inc			Croatia Government International Bond
6.88%, 11/01/2035	60	58	6.00%, 01/26/2024	200	228
Landry's Inc			6.38%, 03/24/2021	200	222
6.75%, 10/15/2024(f)	130	132	Dominican Republic International Bond
Lowe's Cos Inc			5.95%, 01/25/2027(f)	175	188
3.10%, 05/03/2027	110	109	5.95%, 01/25/2027	100	108
4.05%, 05/03/2047	65	67	Egypt Government International Bond
Macy's Retail Holdings Inc			6.13%, 01/31/2022(f)	200	207
6.90%, 04/01/2029	25	27	Honduras Government International Bond
McDonald's Corp			6.25%, 01/19/2027(f)	150	161
2.10%, 12/07/2018	75	75	Hungary Government International Bond
2.75%, 12/09/2020	85	87	5.38%, 02/21/2023	190	214
Tops Holding LLC / Tops Markets II Corp			Indonesia Government International Bond
8.00%, 06/15/2022(f)	40	27	5.38%, 10/17/2023(f)	500	563
		$2,148	Kuwait International Government Bond
Savings & Loans - 0.17%			2.75%, 03/20/2022(f)	200	202
Nationwide Building Society			Mexico Government International Bond
4.00%, 09/14/2026(f)	500	497	4.00%, 10/02/2023	130	137
			4.75%, 03/08/2044	210	216
Semiconductors - 0.60%			Panama Government International Bond
KLA-Tencor Corp			3.88%, 03/17/2028	200	210
4.13%, 11/01/2021	185	195	4.00%, 09/22/2024	200	213
Micron Technology Inc			Peruvian Government International Bond
7.50%, 09/15/2023	55	61	5.63%, 11/18/2050	45	57
NXP BV / NXP Funding LLC			Qatar Government International Bond
3.88%, 09/01/2022(f)	250	261	2.38%, 06/02/2021	200	197
QUALCOMM Inc			3.25%, 06/02/2026	400	396
2.04%, 01/30/2023	205	206	Republic of Poland Government International
3 Month LIBOR + 0.73%			Bond
2.90%, 05/20/2024	130	130	3.25%, 04/06/2026	145	149
3.25%, 05/20/2027	60	61	Republic of South Africa Government
4.30%, 05/20/2047	425	434	International Bond
Xilinx Inc			4.30%, 10/12/2028	200	188
2.95%, 06/01/2024	405	406	Romanian Government International Bond
		$1,754	4.88%, 01/22/2024(f)	130	143
Shipbuilding - 0.04%			Russian Foreign Bond - Eurobond
Huntington Ingalls Industries Inc			4.75%, 05/27/2026	200	212
5.00%, 11/15/2025(f)	100	108	Saudi Government International Bond
			2.38%, 10/26/2021	400	395
Software - 0.68%			2.88%, 03/04/2023(f),(h)	200	200
Activision Blizzard Inc			Turkey Government International Bond
6.13%, 09/15/2023(f)	125	134	5.75%, 03/22/2024	400	425
First Data Corp			5.75%, 05/11/2047	200	197
5.00%, 01/15/2024(f)	235	244	6.00%, 03/25/2027	200	215
7.00%, 12/01/2023(f)	70	75	Ukraine Government International Bond
j2 Cloud Services LLC / j2 Global Co-Obligor			7.38%, 09/25/2032(f)	200	195
Inc			7.75%, 09/01/2026	225	232
6.00%, 07/15/2025(f)	10	10	Uruguay Government International Bond
Microsoft Corp			5.10%, 06/18/2050	40	42
1.55%, 08/08/2021	120	118			$7,676

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Student Loan Asset Backed Securities - 1.00%			Telecommunications (continued)
Navient Student Loan Trust 2015-1			T-Mobile USA Inc
1.54%, 09/26/2022	$501	$502	4.00%, 04/15/2022	$155	$160
1 Month LIBOR + 0.30%			5.13%, 04/15/2025	320	334
Navient Student Loan Trust 2017-3			6.00%, 03/01/2023	60	63
1.54%, 07/26/2066(f)	1,470	1,470	6.00%, 04/15/2024	95	101
1 Month LIBOR + 0.30%			6.13%, 01/15/2022	20	21
SMB Private Education Loan Trust 2016-B			6.50%, 01/15/2024	30	32
1.88%, 11/15/2023(f)	315	316	6.50%, 01/15/2026	95	105
1 Month LIBOR + 0.65%			Verizon Communications Inc
SoFi Professional Loan Program 2016-D			2.95%, 03/15/2022	671	682
LLC			5.01%, 08/21/2054	521	523
1.53%, 04/25/2033(f)	154	153	5.25%, 03/16/2037	260	285
Sofi Professional Loan Program 2017-B LLC			ViaSat Inc
1.83%, 05/25/2040(f)	502	502	5.63%, 09/15/2025(f)	55	55
		$2,943	VimpelCom Holdings BV
Telecommunications - 3.04%			3.95%, 06/16/2021(f)	400	402
AT&T Inc			4.95%, 06/16/2024(f)	200	205
2.20%, 02/14/2023	95	95	Wind Acquisition Finance SA
3 Month LIBOR + 0.89%			7.38%, 04/23/2021(f)	290	302
2.45%, 06/30/2020	90	91			$8,930
3.40%, 05/15/2025	85	84	Transportation - 0.61%
3.60%, 02/17/2023	215	221	CSX Corp
3.80%, 03/15/2022	310	323	5.50%, 04/15/2041	85	101
3.90%, 08/14/2027	290	291	Eletson Holdings Inc
4.50%, 05/15/2035	30	30	9.63%, 01/15/2022(f)	110	87
4.75%, 05/15/2046	300	288	FedEx Corp
4.90%, 08/14/2037	625	632	4.55%, 04/01/2046	125	133
5.15%, 03/15/2042	50	51	4.75%, 11/15/2045	185	201
5.25%, 03/01/2037	180	189	5.10%, 01/15/2044	75	85
5.45%, 03/01/2047	565	598	Navios Maritime Acquisition Corp / Navios
6.38%, 03/01/2041	135	158	Acquisition Finance US Inc
CenturyLink Inc			8.13%, 11/15/2021(f)	190	157
5.63%, 04/01/2025	35	33	Navios Maritime Holdings Inc / Navios
7.50%, 04/01/2024	35	36	Maritime Finance II US Inc
Cisco Systems Inc			7.38%, 01/15/2022(f)	140	116
2.20%, 02/28/2021	135	136	Navios South American Logistics Inc / Navios
5.50%, 01/15/2040	50	63	Logistics Finance US Inc
Deutsche Telekom International Finance BV			7.25%, 05/01/2022(f)	185	183
1.95%, 09/19/2021(f)	130	127	Union Pacific Corp
Digicel Group Ltd			3.75%, 03/15/2024	555	589
8.25%, 09/30/2020(f)	200	195	3.80%, 10/01/2051	77	75
Empresa Nacional de Telecomunicaciones			4.38%, 11/15/2065	60	64
SA					$1,791
4.75%, 08/01/2026(f)	200	208	Trucking & Leasing - 0.07%
Frontier Communications Corp			DAE Funding LLC
7.13%, 01/15/2023	30	23	4.50%, 08/01/2022(f)	50	51
11.00%, 09/15/2025	130	110	5.00%, 08/01/2024(f)	35	36
Goodman Networks Inc			Park Aerospace Holdings Ltd
8.00%, 05/11/2022	33	27	4.50%, 03/15/2023(f)	45	45
GTT Communications Inc			5.25%, 08/15/2022(f)	25	26
7.88%, 12/31/2024(f)	120	127	5.50%, 02/15/2024(f)	55	58
Intelsat Jackson Holdings SA					$216
5.50%, 08/01/2023	135	114	Water - 0.06%
8.00%, 02/15/2024(f)	90	97	American Water Capital Corp
Level 3 Communications Inc			2.95%, 09/01/2027	185	184
5.75%, 12/01/2022	55	57
Level 3 Financing Inc			TOTAL BONDS		$192,557
5.13%, 05/01/2023	35	36	SENIOR FLOATING RATE INTERESTS -	Principal
5.38%, 01/15/2024	80	82	2.24%	Amount (000's) Value (000's)
6.13%, 01/15/2021	40	41	Automobile Manufacturers - 0.03%
Ooredoo International Finance Ltd			Navistar Inc, Term Loan B
3.88%, 01/31/2028	250	252	5.24%, 08/07/2020(i)	$74	$74
Sprint Capital Corp			US LIBOR + 4.00%
6.88%, 11/15/2028	170	190
Sprint Communications Inc			Automobile Parts & Equipment - 0.01%
6.00%, 11/15/2022	15	16	American Axle & Manufacturing Inc, Term
7.00%, 08/15/2020	135	147	Loan B
9.00%, 11/15/2018(f)	7	8	3.49%, 03/08/2024(i)	44	44
Sprint Corp			US LIBOR + 2.25%
7.13%, 06/15/2024	140	157
7.88%, 09/15/2023	130	151
Telefonica Emisiones SAU
5.21%, 03/08/2047	160	176

See accompanying notes.

     Schedule of Investments

Core Plus Bond Account

September 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Beverages - 0.01%			Diversified Financial Services (continued)
Arterra Wines Canada Inc, Term Loan B1			Russell Investments US Institutional Holdco
4.06%, 12/15/2023(i)	$25	$25	Inc, Term Loan B
US LIBOR + 2.75%			5.48%, 06/01/2023(i)	$104	$105
			US LIBOR + 5.75%
Building Materials - 0.03%					$241
GYP Holdings III Corp, Term Loan			Electric - 0.02%
4.31%, 04/01/2023(i)	86	87	Dynegy Inc, Term Loan C1
US LIBOR + 3.00%			4.49%, 06/27/2023(i)	45	46
			US LIBOR + 3.25%
Chemicals - 0.17%
A Schulman Inc, Term Loan B			Entertainment - 0.16%
4.49%, 05/11/2022(i)	52	52	CCM Merger Inc, Term Loan B
US LIBOR + 3.25%			3.98%, 08/04/2021(i)	130	130
Aruba Investments Inc, Term Loan B			US LIBOR + 2.75%
4.84%, 02/02/2022(i)	14	14	Eldorado Resorts Inc, Term Loan B
US LIBOR + 3.50%			3.56%, 04/17/2024(i)	21	21
Emerald Performance Materials LLC, Term			US LIBOR + 2.25%
Loan			Lions Gate Entertainment Corp, Term Loan
8.98%, 07/22/2022(i)	105	105	B
US LIBOR + 6.75%			4.24%, 10/13/2023(i)	90	91
INEOS US Finance LLC, Term Loan B			US LIBOR + 3.00%
3.98%, 03/31/2022(i)	173	174	WMG Acquisition Corp, Term Loan D
US LIBOR + 2.75%			3.74%, 11/01/2023(i)	229	229
3.98%, 02/10/2024(i)	30	30	US LIBOR + 2.50%
US LIBOR + 2.75%					$471
Methanol Holdings Trinidad Ltd, Term Loan			Food - 0.10%
B			B&G Foods Inc, Term Loan B
4.74%, 06/16/2022(i)	111	112	3.48%, 11/02/2022(i)	64	64
US LIBOR + 3.50%			US LIBOR + 2.25%
Tronox Finance LLC, Term Loan B			JBS USA LUX SA, Term Loan B
0.00%, 09/13/2024(i),(j)	15	15	3.80%, 10/30/2022(i)	90	89
US LIBOR + 3.00%			US LIBOR + 2.50%
		$502	Post Holdings Inc, Term Loan B
Commercial Services - 0.21%			3.49%, 05/17/2024(i)	140	140
Garda World Security Corp, Term Loan B			US LIBOR + 2.25%
5.32%, 05/12/2024(i)	85	86			$293
US LIBOR + 4.00%			Forest Products & Paper - 0.07%
MacDonald Dettwiler & Associates Ltd, Term			Caraustar Industries Inc, Term Loan
Loan B			6.83%, 03/09/2022(i)	209	209
0.00%, 07/05/2024(i),(j)	300	300	US LIBOR + 5.50%
US LIBOR + 2.75%
Prime Security Services Borrower LLC, Term			Healthcare - Products - 0.05%
Loan B			DJO Finance LLC, Term Loan B
3.98%, 05/02/2022(i)	110	111	4.49%, 06/08/2020(i)	45	45
US LIBOR + 2.75%			US LIBOR + 3.25%
Team Health Holdings Inc, Term Loan B			Kinetic Concepts Inc, Term Loan B
3.98%, 02/06/2024(i)	45	44	4.58%, 01/26/2024(i)	105	104
US LIBOR + 2.75%			US LIBOR + 3.25%
TMS International Corp, Term Loan B					$149
4.31%, 08/09/2024(i)	90	90
			Healthcare - Services - 0.14%
US LIBOR + 3.00%			Acadia Healthcare Co Inc, Term Loan B2
		$631	3.98%, 02/16/2023(i)	54	54
Computers - 0.06%			US LIBOR + 2.75%
CompuCom Systems Inc, Term Loan B			DaVita Inc, Term Loan B
4.49%, 05/09/2020(i)	25	22	3.99%, 06/18/2021(i)	43	44
US LIBOR + 3.25%			US LIBOR + 2.75%
Dell International LLC, Term Loan B			Lantheus Medical Imaging Inc, Term Loan B
3.74%, 09/07/2023(i)	119	120	5.74%, 06/30/2022(i)	118	119
US LIBOR + 2.50%			US LIBOR + 4.50%
McAfee LLC, Term Loan B			MPH Acquisition Holdings LLC, Term Loan
0.00%, 09/27/2024(i),(j)	30	30	B
US LIBOR + 4.50%			4.33%, 06/07/2023(i)	155	156
		$172	US LIBOR + 3.00%
Consumer Products - 0.05%			Radnet Management Inc, Term Loan B1
Prestige Brands Inc, Term Loan B4			5.06%, 06/30/2023(i)	53	53
3.98%, 01/20/2024(i)	160	161	US LIBOR + 3.75%
US LIBOR + 2.75%					$426
			Insurance - 0.10%
Diversified Financial Services - 0.08%			Asurion LLC, Term Loan B2
Delos Finance Sarl, Term Loan B			7.23%, 07/14/2025(i)	195	199
3.33%, 10/06/2023(i)	135	136	US LIBOR + 6.00%
US LIBOR + 2.00%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Insurance (continued)			Packaging & Containers (continued)
Asurion LLC, Term Loan B5			Reynolds Group Holdings Inc, Term Loan B
4.24%, 11/03/2023(i)	$96	$96	4.23%, 02/05/2023(i)	$45	$45
US LIBOR + 3.00%			US LIBOR + 3.00%
		$295			$296
Leisure Products & Services - 0.07%			REITs - 0.11%
ClubCorp Holdings Inc, Term Loan B			Americold Realty Operating Partnership LP,
4.48%, 08/16/2024(i)	85	84	Term Loan B
US LIBOR + 3.25%			4.98%, 12/01/2022(i)	15	15
Intrawest Resorts Holdings Inc, Term Loan			US LIBOR + 3.75%
B1			GEO Group Inc/The, Term Loan B
4.48%, 06/28/2024(i)	111	112	3.49%, 03/15/2024(i)	149	149
US LIBOR + 3.25%			US LIBOR + 2.25%
		$196	iStar Inc, Term Loan B
Lodging - 0.03%			4.23%, 10/01/2021(i)	115	115
Golden Nugget Inc/NV, Term Loan			US LIBOR + 3.75%
0.00%, 10/04/2023(i),(j)	25	25	MGM Growth Properties Operating
US LIBOR + 3.25%			Partnership LP, Term Loan B
Hilton Worldwide Finance LLC, Term Loan			3.48%, 04/25/2023(i)	39	40
B2			US LIBOR + 2.25%
3.24%, 10/25/2023(i)	62	62			$319
US LIBOR + 2.00%			Retail - 0.16%
		$87	Academy Ltd, Term Loan B
Media - 0.11%			5.27%, 06/16/2022(i)	154	104
Altice Financing SA, Term Loan B			US LIBOR + 4.00%
4.05%, 06/20/2025(i)	50	50	Dollar Tree Inc, Term Loan B2
US LIBOR + 2.75%			4.19%, 07/06/2022(i)	135	137
Radiate Holdco LLC, Term Loan			JC Penney Corp Inc, Term Loan B
4.24%, 12/09/2023(i)	114	113	5.57%, 06/09/2023(i)	44	42
US LIBOR + 3.00%			US LIBOR + 4.25%
Unitymedia Finance LLC, Term Loan B			KFC Holding Co, Term Loan B
3.49%, 09/08/2025(i)	50	50	3.24%, 06/16/2023(i)	74	74
US LIBOR + 2.25%			US LIBOR + 2.00%
Univision Communications Inc, Term Loan			Michaels Stores Inc, Term Loan B1
C5			3.99%, 01/27/2023(i)	99	99
3.98%, 03/15/2024(i)	97	95	US LIBOR + 2.75%
US LIBOR + 2.75%					$456
WideOpenWest Finance LLC, Term Loan B			Semiconductors - 0.02%
4.48%, 08/18/2023(i)	19	19	Micron Technology Inc, Term Loan B
US LIBOR + 3.25%			3.85%, 04/26/2022(i)	45	45
		$327	US LIBOR + 2.50%
Oil & Gas - 0.10%
California Resources Corp, Term Loan			Software - 0.05%
11.61%, 12/31/2021(i)	100	106	Evergreen Skills Lux Sarl, Term Loan
US LIBOR + 10.38%			4.03%, 04/08/2021(i)	61	61
Chesapeake Energy Corp, Term Loan 1.5			US LIBOR + 4.75%
8.81%, 08/17/2021(i)	100	108	First Data Corp, Term Loan
US LIBOR + 7.50%			3.49%, 07/08/2022(i)	55	55
Seadrill Operating LP, Term Loan B			US LIBOR + 2.25%
4.33%, 02/12/2021(i)	129	94	3.74%, 04/19/2024(i)	17	17
US LIBOR + 3.00%			US LIBOR + 2.50%
		$308			$133
Oil & Gas Services - 0.01%			Telecommunications - 0.14%
Navios Maritime Midstream Partners LP,			CenturyLink Escrow LLC, Term Loan B
Term Loan B			2.75%, 01/15/2025(i)	105	102
5.83%, 06/15/2020(i)	36	36	US LIBOR + 2.75%
US LIBOR + 4.50%			GTT Communications Inc, Term Loan B
			4.50%, 01/09/2024(i)	73	73
Packaging & Containers - 0.10%			US LIBOR + 3.25%
Berry Global Inc, Term Loan M			Level 3 Financing Inc, Term Loan B
3.49%, 10/01/2022(i)	32	32	3.44%, 02/17/2024(i)	140	140
US LIBOR + 2.25%			US LIBOR + 2.25%
Coveris Holdings SA, Term Loan			Sprint Communications Inc, Term Loan B
5.58%, 06/24/2022(i)	69	69	3.75%, 01/31/2024(i)	65	65
US LIBOR + 4.25%			US LIBOR + 2.50%
Flex Acquisition Co Inc, Term Loan			Telenet Financing USD LLC, Term Loan AI
4.31%, 12/29/2023(i)	40	40	3.98%, 06/02/2025(i)	45	45
US LIBOR + 3.00%			US LIBOR + 2.75%
Kloeckner Pentaplast of America Inc, Term					$425
Loan B
5.58%, 06/29/2022(i)	110	110
US LIBOR + 4.25%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Trucking & Leasing - 0.05%				Federal National Mortgage Association (FNMA) (continued)
Avolon TLB Borrower 1 US LLC, Term Loan				4.00%, 05/01/2045	$596	$631
B2				4.00%, 12/01/2045	998	1,053
3.99%, 04/03/2022(i)	$135	$135		4.00%, 05/01/2047	970	1,022
US LIBOR + 2.75%				4.50%, 07/01/2025	66	69
				4.50%, 11/01/2040	1,066	1,156
TOTAL SENIOR FLOATING RATE INTERESTS		$6,589		4.50%, 09/01/2041	315	340
U.S. GOVERNMENT & GOVERNMENT	Principal			4.50%, 12/01/2044	184	197
AGENCY OBLIGATIONS - 31.79%	Amount (000's)	Value(000	's)	5.00%, 02/01/2035	190	210
Federal Home Loan Mortgage Corporation (FHLMC) - 4.45%				5.00%, 06/01/2040	16	17
3.00%, 11/01/2042	$369	$372		5.00%, 10/01/2041	257	281
3.00%, 03/01/2043	1,649	1,666		5.00%, 01/01/2042	269	297
3.00%, 01/01/2047	2,834	2,855		5.00%, 02/01/2044	674	754
3.38%, 02/01/2037	22	23		5.50%, 06/01/2019	13	14
12 Month LIBOR + 1.63%				5.50%, 07/01/2019	6	6
3.50%, 04/01/2046	1,777	1,838		5.50%, 07/01/2019	3	3
3.61%, 02/01/2034	2	2		5.50%, 08/01/2019	9	9
12 Month LIBOR + 1.99%				5.50%, 08/01/2019	2	2
4.00%, 01/01/2045	552	586		5.50%, 10/01/2019	14	15
4.00%, 01/01/2046	1,119	1,178		5.50%, 10/01/2019	18	18
4.50%, 07/01/2024	28	30		5.50%, 12/01/2022	23	26
4.50%, 12/01/2043	1,489	1,608		5.50%, 07/01/2033	306	342
4.50%, 09/01/2044	356	383		5.50%, 04/01/2035	39	43
4.50%, 03/01/2046	405	444		5.50%, 08/01/2036	637	712
5.00%, 05/01/2018	13	13		5.50%, 02/01/2037	7	8
5.00%, 06/01/2031	151	165		5.50%, 05/01/2040	45	50
5.00%, 10/01/2035	56	62		6.00%, 05/01/2031	3	4
5.00%, 06/01/2041	1,427	1,563		6.00%, 07/01/2035	199	228
6.00%, 06/01/2032	29	33		6.00%, 02/01/2037	171	195
6.00%, 10/01/2032	18	21		6.00%, 02/01/2038	78	88
6.00%, 01/01/2038	85	98		6.50%, 03/01/2032	5	5
6.50%, 03/01/2029	5	5		6.50%, 07/01/2037	62	70
6.50%, 05/01/2029	6	7		6.50%, 07/01/2037	41	47
6.50%, 04/01/2031	3	3		6.50%, 02/01/2038	48	57
6.50%, 02/01/2032	6	7		6.50%, 03/01/2038	20	22
6.50%, 05/01/2032	6	7		6.50%, 09/01/2038	183	205
6.50%, 04/01/2035	9	10		7.00%, 02/01/2032	16	17
7.00%, 12/01/2029	20	22				$35,721
7.00%, 06/01/2030	4	5		Government National Mortgage Association (GNMA) - 4.39%
7.00%, 12/01/2030	2	2		2.13%, 07/20/2043	187	192
7.00%, 01/01/2031	1	1		U.S. Treasury 1-Year Note + 1.50%
7.00%, 01/01/2031	3	3		3.00%, 02/15/2043	506	515
7.00%, 12/01/2031	34	35		3.00%, 07/20/2044	765	780
7.50%, 04/01/2030	3	3		3.00%, 01/20/2046	555	564
7.50%, 03/01/2031	10	12		3.50%, 10/15/2042	63	66
8.00%, 09/01/2030	35	37		3.50%, 04/20/2046	239	250
		$13,099		3.50%, 10/01/2046	4,050	4,209
Federal National Mortgage Association (FNMA) - 12.15%				3.50%, 10/20/2046	391	408
2.50%, 03/01/2030	700	707		4.00%, 02/15/2042	195	207
3.00%, 10/01/2026(k)	750	771		4.00%, 10/01/2046	1,250	1,316
3.00%, 10/01/2030	1,871	1,927		4.50%, 09/15/2039	718	785
3.00%, 03/01/2034	429	440		4.50%, 11/15/2040	160	174
3.00%, 11/01/2042	953	961		4.50%, 10/01/2041(k)	1,300	1,390
3.00%, 05/01/2043	228	230		4.50%, 07/20/2045	430	459
3.00%, 10/01/2046(k)	3,950	3,963		5.00%, 02/15/2034	312	344
3.07%, 07/01/2034	2	2		5.00%, 10/15/2034	111	123
U.S. Treasury 1-Year Note + 2.07%				5.00%, 10/20/2039	62	68
3.50%, 04/01/2030	515	540		5.00%, 07/20/2040	35	38
3.50%, 08/01/2034	506	529		5.00%, 02/15/2042	126	138
3.50%, 01/01/2041	51	52		5.50%, 12/20/2033	153	171
3.50%, 11/01/2042	1,099	1,142		5.50%, 05/20/2035	17	19
3.50%, 07/01/2043	1,111	1,152		6.00%, 01/20/2029	29	34
3.50%, 07/01/2043	424	440		6.00%, 07/20/2029	5	6
3.50%, 09/01/2044	2,528	2,622		6.00%, 12/15/2033	31	35
3.50%, 11/01/2044	2,119	2,200		6.00%, 12/20/2036	83	94
3.50%, 11/01/2045	3,482	3,617		6.50%, 03/20/2028	5	5
3.50%, 04/01/2046	708	730		6.50%, 05/20/2029	4	5
3.50%, 10/01/2047(k)	1,625	1,675		6.50%, 12/15/2032	427	475
4.00%, 10/01/2019	16	17		7.00%, 03/15/2031	13	14
4.00%, 08/01/2020	106	110		7.50%, 05/15/2029	17	17
4.00%, 03/01/2034	564	606		8.00%, 12/15/2030	7	8
4.00%, 11/01/2040	1,745	1,860				$12,909
4.00%, 09/01/2043	771	818		U.S. Treasury - 10.80%
4.00%, 06/01/2044	376	397		1.25%, 10/31/2021	1,555	1,520

See accompanying notes.

     Schedule of Investments

Core Plus Bond Account

September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Sector	Percent
U.S. Treasury (continued)				Mortgage Securities	28.59%
1.25%, 07/31/2023	$1,405	$1,344		Financial	14.08%
1.38%, 01/31/2020	5,825	5,804		Government	13.47%
1.38%, 03/31/2020	250	249		Asset Backed Securities	9.00%
1.38%, 04/30/2020	300	299		Consumer, Non-cyclical	8.49%
1.50%, 08/15/2026	1,770	1,657		Communications	6.30%
1.63%, 10/31/2023	370	361		Energy	5.23%
1.75%, 04/30/2022(l)	3,385	3,364		Investment Companies	3.91%
1.75%, 09/30/2022	50	50		Consumer, Cyclical	3.52%
1.88%, 11/30/2021	2,550	2,555		Utilities	3.35%
2.00%, 05/31/2021	720	726		Industrial	2.97%
2.00%, 10/31/2021	540	544		Technology	2.67%
2.00%, 02/15/2025	1,300	1,282		Basic Materials	2.37%
2.13%, 11/30/2023(m)	1,140	1,144		Other Assets and Liabilities	(3.95)%
2.25%, 08/15/2046	190	167		TOTAL NET ASSETS	100.00%
2.75%, 08/15/2042	210	207
2.88%, 08/15/2045	545	547
3.00%, 11/15/2044	1,450	1,494
3.00%, 05/15/2045	190	196
3.00%, 11/15/2045	2,000	2,057
3.13%, 02/15/2042	590	624
3.13%, 08/15/2044	70	74
3.75%, 11/15/2043	1,500	1,758
4.75%, 02/15/2037	2,810	3,732
		$31,755
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$93,484
Total Investments		$305,675
Other Assets and Liabilities - (3.95)%		$(11,605)
TOTAL NET ASSETS - 100.00%		$294,070

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $380 or 0.13% of net assets.
(e)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $49,561 or 16.85% of net assets.
(g)	Security is an Interest Only Strip
(h)	Security purchased on a when-issued basis.
(i)	Rate information disclosed is based on an average weighted rate as of September 30, 2017.
(j)	This Senior Floating Rate Note will settle after September 30, 2017, at which time the interest rate will be determined.
(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(l)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,193 or 0.41% of net assets.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $191 or 0.06% of net assets.

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
September 30, 2017 (unaudited)

Restricted Securities

Security Name			Acquisition Date			Cost		Value	Percent of Net Assets
Goodman Networks Inc				06/01/2017		$—		$7		0.00%
Goodman Networks Inc				06/01/2017		—		—		0.00%
Pinnacle Operating Corp				03/09/2017		40		42		0.01%
Total								$49		0.01%

Amounts in thousands

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2017			Short		23	$2,882	$			47
US 10 Year Ultra Note; December 2017			Short		21	2,821				45
US 2 Year Note; December 2017			Long		26	5,608				(14)
US 5 Year Note; December 2017			Long		30	3,525				(25)
US Long Bond; December 2017			Long		14	2,139				(42)
US Ultra Bond; December 2017			Long		6	991				(20)
Total							$			(9)

Amounts in thousands except contracts

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread
	as of		(Pay)/					Unrealized
	September		Receive	Payment		Notional	Upfront	Appreciation/
Reference Entity	30, 2017	(a)	Fixed Rate	Frequency	Maturity Date	Amount	Payments/(Receipts)	(Depreciation)		Fair Value
CDX. NA.HY.28	N/A		(5.00)%	Quarterly	06/20/2022	$500	$(32)	$(6	) $	(38)
CDX. NA.HY.28	N/A		(5.00)%	Quarterly	06/20/2022	4,000	(265)	(37)		(302)
Total							$(297)	$(43	) $	(340)

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

		Schedule of Investments
		Diversified Balanced Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 15.16%
International Equity Index Fund (a)	7,556,809	$81,538
MidCap S&P 400 Index Fund (a)	2,186,745	47,256
SmallCap S&P 600 Index Fund (a)	1,729,850	48,072
		$176,866
Principal Variable Contracts Funds, Inc. Class 1 - 84.86%
Bond Market Index Account (a)	56,061,280	580,234
LargeCap S&P 500 Index Account (a)	24,180,273	409,856
		$990,090
TOTAL INVESTMENT COMPANIES		$1,166,956
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00% (b),(c),(d),(e)	5,058	$2

TOTAL PREFERRED STOCKS		$2
	Principal
BONDS - 0.00%	Amount (000's)	Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05/15/2023(f)	$5	$5

Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019(b),(c),(e)	5	—

TOTAL BONDS		$5
Total Investments		$1,166,963
Other Assets and Liabilities - (0.02)%		$(287)
TOTAL NET ASSETS - 100.00%		$1,166,676

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security
(c)	The value of these investments was determined using significant unobservable inputs.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2 or 0.00% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.73%
Domestic Equity Funds	43.30%
International Equity Funds	6.99%
Energy	0.00%
Consumer, Non-cyclical	0.00%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
September 30, 2017 (unaudited)

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Pinnacle Operating Corp	03/09/2017	$2	$2	0.00%
Total			$2	0.00%

Amounts in thousands

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Bond Market Index Account		$553,173		$70,829	$49,082		$580,234
International Equity Index Fund(b)		77,211		4,557	88,138		—
International Equity Index Fund(a)		—		76,660	3,692		81,538
LargeCap S&P 500 Index Account		380,898		40,286	48,444		409,856
MidCap S&P 400 Index Fund(a)		—		34,822	2,883		47,256
MidCap S&P 400 Index Fund(b)		44,371		3,707	36,868		—
SmallCap S&P 600 Index Fund(b)		44,281		4,640	34,295		—
SmallCap S&P 600 Index Fund(a)		—		33,542	4,220		48,072
		$1,099,934		$269,043	$267,622		$1,166,956

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$10,620		$(18)			$—	$5,332
International Equity Index Fund(b)	—		(19)			—	6,389
International Equity Index Fund(a)	—		2			—	8,568
LargeCap S&P 500 Index Account	15,119		3,837			—	33,279
MidCap S&P 400 Index Fund(a)	—		76			—	15,241
MidCap S&P 400 Index Fund(b)	—		38			—	(11,248)
SmallCap S&P 600 Index Fund(b)	—		(19)			—	(14,607)
SmallCap S&P 600 Index Fund(a)	—		170			—	18,580
	$25,739		$4,067			$—	$61,534
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
Diversified Balanced Managed Volatility Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 15.17%
International Equity Index Fund (a)	1,155,142	$12,464
MidCap S&P 400 Index Fund (a)	334,263	7,224
SmallCap S&P 600 Index Fund (a)	264,418	7,348
		$27,036
Principal Variable Contracts Funds, Inc. Class 1 - 84.86%
Bond Market Index Account (a)	8,569,602	88,695
LargeCap S&P 500 Managed Volatility Index	4,948,824	62,603
Account (a)
		$151,298
TOTAL INVESTMENT COMPANIES		$178,334
Total Investments		$178,334
Other Assets and Liabilities - (0.03)%		$(49)
TOTAL NET ASSETS - 100.00%		$178,285

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.75%
Domestic Equity Funds		43.29%
International Equity Funds		6.99%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Bond Market Index Account		$84,846		$9,680	$6,669		$88,695
International Equity Index Fund(a)		—		11,873	535		12,464
International Equity Index Fund(b)		11,844		516	13,540		—
LargeCap S&P 500 Managed Volatility		58,516		8,012	6,539		62,603
Index Account
MidCap S&P 400 Index Fund(a)		—		6,819	432		7,224
MidCap S&P 400 Index Fund(b)		6,805		468	7,067		—
SmallCap S&P 600 Index Fund(b)		6,791		610	6,931		—
SmallCap S&P 600 Index Fund(a)		—		6,886	637		7,348
		$168,802		$44,864	$42,350		$178,334

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$1,618		$—			$—	$838
International Equity Index Fund(a)	—		—			—	1,126
International Equity Index Fund(b)	—		1			—	1,179
LargeCap S&P 500 Managed Volatility
Index Account	4,709		271			—	2,343
MidCap S&P 400 Index Fund(a)	—		13			—	824
MidCap S&P 400 Index Fund(b)	—		3			—	(209)
SmallCap S&P 600 Index Fund(b)	—		—			—	(470)
SmallCap S&P 600 Index Fund(a)	—		19			—	1,080
	$6,327		$307			$—	$6,711
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
Diversified Balanced Volatility Control Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000's)
Exchange Traded Funds - 20.23%
iShares Core S&P 500 ETF	18,470	$4,672

Principal Funds, Inc. Class R-6 - 15.36%
International Equity Index Fund (a)	152,846	1,649
MidCap S&P 400 Index Fund (a)	43,297	936
SmallCap S&P 600 Index Fund (a)	34,659	963
		$3,548
Principal Variable Contracts Funds, Inc. Class 1 - 64.38%
Bond Market Index Account (a)	1,096,901	11,353
LargeCap S&P 500 Index Account (a)	207,318	3,514
		$14,867
TOTAL INVESTMENT COMPANIES		$23,087
Total Investments		$23,087
Other Assets and Liabilities - 0.03%		$6
TOTAL NET ASSETS - 100.00%		$23,093

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.16%
Domestic Equity Funds		23.44%
Investment Companies		20.23%
International Equity Funds		7.14%
Other Assets and Liabilities		0.03%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Bond Market Index Account		$—		$11,880	$402		$11,353
International Equity Index Fund(b)		—		632	632		—
International Equity Index Fund(a)		—		1,639	56		1,649
LargeCap S&P 500 Index Account		—		3,628	131		3,514
MidCap S&P 400 Index Fund(a)		—		936	31		936
MidCap S&P 400 Index Fund(b)		—		361	361		—
SmallCap S&P 600 Index Fund(b)		—		361	361		—
SmallCap S&P 600 Index Fund(a)		—		936	32		963
		$—		$20,373	$2,006		$18,415

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$175		$—			$—	$(125)
International Equity Index Fund(b)	—		—			—	—
International Equity Index Fund(a)	—		—			—	66
LargeCap S&P 500 Index Account	106		1			—	16
MidCap S&P 400 Index Fund(a)	—		—			—	31
MidCap S&P 400 Index Fund(b)	—		—			—	—
SmallCap S&P 600 Index Fund(b)	—		—			—	—
SmallCap S&P 600 Index Fund(a)	—		—			—	59
	$281		$1			$—	$47
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
Diversified Growth Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.17%
International Equity Index Fund (a)	35,705,209	$385,259
MidCap S&P 400 Index Fund (a)	9,040,441	195,364
SmallCap S&P 600 Index Fund (a)	7,151,551	198,742
		$779,365
Principal Variable Contracts Funds, Inc. Class 1 - 79.86%
Bond Market Index Account (a)	129,789,916	1,343,326
LargeCap S&P 500 Index Account (a)	102,823,515	1,742,858
		$3,086,184
TOTAL INVESTMENT COMPANIES		$3,865,549
Total Investments		$3,865,549
Other Assets and Liabilities - (0.03)%		$(967)
TOTAL NET ASSETS - 100.00%		$3,864,582

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.30%
Fixed Income Funds		34.76%
International Equity Funds		9.97%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Bond Market Index Account		$1,265,935		$142,251	$77,523		$1,343,326
International Equity Index Fund(b)		360,604		10,525	408,400		—
International Equity Index Fund(a)		—		365,852	14,179		385,259
LargeCap S&P 500 Index Account		1,601,038		108,003	124,049		1,742,858
MidCap S&P 400 Index Fund(a)		—		154,702	9,164		195,364
MidCap S&P 400 Index Fund(b)		181,307		9,792	158,149		—
SmallCap S&P 600 Index Fund(b)		180,942		13,970	150,827		—
SmallCap S&P 600 Index Fund(a)		—		152,402	14,651		198,742
		$3,589,826		$957,497	$956,942		$3,865,549

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$24,458		$7			$—	$12,656
International Equity Index Fund(b)	—		(29)			—	37,300
International Equity Index Fund(a)	—		(7)			—	33,593
LargeCap S&P 500 Index Account	63,953		7,372			—	150,494
MidCap S&P 400 Index Fund(a)	—		291			—	49,535
MidCap S&P 400 Index Fund(b)	—		59			—	(33,009)
SmallCap S&P 600 Index Fund(b)	—		(7)			—	(44,078)
SmallCap S&P 600 Index Fund(a)	—		414			—	60,577
	$88,411		$8,100			$—	$267,068
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
Diversified Growth Managed Volatility Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.18%
International Equity Index Fund (a)	3,206,678	$34,600
MidCap S&P 400 Index Fund (a)	811,913	17,545
SmallCap S&P 600 Index Fund (a)	642,267	17,849
		$69,994
Principal Variable Contracts Funds, Inc. Class 1 - 79.85%
Bond Market Index Account (a)	11,656,430	120,644
LargeCap S&P 500 Managed Volatility Index	12,364,106	156,406
Account (a)
		$277,050
TOTAL INVESTMENT COMPANIES		$347,044
Total Investments		$347,044
Other Assets and Liabilities - (0.03)%		$(91)
TOTAL NET ASSETS - 100.00%		$346,953

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.29%
Fixed Income Funds		34.77%
International Equity Funds		9.97%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Bond Market Index Account		$110,572		$16,979	$8,021		$120,644
International Equity Index Fund(a)		—		32,767	1,298		34,600
International Equity Index Fund(b)		31,497		1,901	36,567		—
LargeCap S&P 500 Managed Volatility		140,048		21,932	11,810		156,406
Index Account
MidCap S&P 400 Index Fund(a)		—		16,429	865		17,545
MidCap S&P 400 Index Fund(b)		15,835		1,360	16,715		—
SmallCap S&P 600 Index Fund(b)		15,804		1,724	16,439		—
SmallCap S&P 600 Index Fund(a)		—		16,605	1,355		17,849
		$313,756		$109,697	$93,070		$347,044

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$2,192		$—			$—	$1,114
International Equity Index Fund(a)	—		—			—	3,131
International Equity Index Fund(b)	—		3			—	3,166
LargeCap S&P 500 Managed Volatility
Index Account	11,721		242			—	5,994
MidCap S&P 400 Index Fund(a)	—		22			—	1,959
MidCap S&P 400 Index Fund(b)	—		5			—	(485)
SmallCap S&P 600 Index Fund(b)	—		—			—	(1,089)
SmallCap S&P 600 Index Fund(a)	—		30			—	2,569
	$13,913		$302			$—	$16,359
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

Schedule of Investments
Diversified Growth Volatility Control Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 99.77%	Shares Held	Value (000's)
Exchange Traded Funds - 19.92%
iShares Core S&P 500 ETF	83,464	$21,110

Principal Funds, Inc. Class R-6 - 20.37%
International Equity Index Fund (a)	997,468	10,763
MidCap S&P 400 Index Fund (a)	246,757	5,332
SmallCap S&P 600 Index Fund (a)	197,405	5,486
		$21,581
Principal Variable Contracts Funds, Inc. Class 1 - 59.48%
Bond Market Index Account (a)	3,504,808	36,275
LargeCap S&P 500 Index Account (a)	1,577,633	26,741
		$63,016
TOTAL INVESTMENT COMPANIES		$105,707
Total Investments		$105,707
Other Assets and Liabilities - 0.23%		$246
TOTAL NET ASSETS - 100.00%		$105,953

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.45%
Fixed Income Funds	34.24%
Investment Companies	19.92%
International Equity Funds	10.16%
Other Assets and Liabilities	0.23%
TOTAL NET ASSETS	100.00%

Affiliated Securities	December 31, 2016		Purchases	Sales	September 30, 2017
	Value		Cost(c)	Proceeds(c)	Value
Bond Market Index Account		$—	$36,822	$161	$36,275
International Equity Index Fund(b)		—	4,657	4,657	—
International Equity Index Fund(a)		—	10,318	—	10,763
LargeCap S&P 500 Index Account		—	26,716	125	26,741
MidCap S&P 400 Index Fund(a)		—	5,158	—	5,332
MidCap S&P 400 Index Fund(b)		—	2,328	2,328	—
SmallCap S&P 600 Index Fund(b)		—	2,328	2,328	—
SmallCap S&P 600 Index Fund(a)		—	5,159	—	5,486
		$—	$93,486	$9,599	$84,597

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$549	$—	$—	$(386)
International Equity Index Fund(b)	—	—	—	—
International Equity Index Fund(a)	—	—	—	445
LargeCap S&P 500 Index Account	797	—	—	150
MidCap S&P 400 Index Fund(a)	—	—	—	174
MidCap S&P 400 Index Fund(b)	—	—	—	—
SmallCap S&P 600 Index Fund(b)	—	—	—	—
SmallCap S&P 600 Index Fund(a)	—	—	—	327
	$1,346	$—	$—	$710
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
Diversified Income Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 10.14%
International Equity Index Fund (a)	956,248	$10,318
MidCap S&P 400 Index Fund (a)	363,210	7,849
SmallCap S&P 600 Index Fund (a)	287,325	7,985
		$26,152
Principal Variable Contracts Funds, Inc. Class 1 - 89.89%
Bond Market Index Account (a)	16,139,899	167,048
LargeCap S&P 500 Index Account (a)	3,824,858	64,831
		$231,879
TOTAL INVESTMENT COMPANIES		$258,031
Total Investments		$258,031
Other Assets and Liabilities - (0.03)%		$(69)
TOTAL NET ASSETS - 100.00%		$257,962

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.76%
Domestic Equity Funds		31.27%
International Equity Funds		4.00%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Bond Market Index Account		$165,826		$24,501	$24,850		$167,048
International Equity Index Fund(b)		10,174		704	11,834		—
International Equity Index Fund(a)		—		10,052	694		10,318
LargeCap S&P 500 Index Account		62,737		9,247	13,149		64,831
MidCap S&P 400 Index Fund(a)		—		6,858	680		7,849
MidCap S&P 400 Index Fund(b)		7,674		705	7,401		—
SmallCap S&P 600 Index Fund(b)		7,658		851	7,162		—
SmallCap S&P 600 Index Fund(a)		—		6,847	902		7,985
		$254,069		$59,765	$66,672		$258,031

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Account	$3,045		$1			$—	$1,570
International Equity Index Fund(b)	—		—			—	956
International Equity Index Fund(a)	—		(1)			—	961
LargeCap S&P 500 Index Account	2,382		561			—	5,435
MidCap S&P 400 Index Fund(a)	—		23			—	1,648
MidCap S&P 400 Index Fund(b)	—		4			—	(982)
SmallCap S&P 600 Index Fund(b)	—		(2)			—	(1,345)
SmallCap S&P 600 Index Fund(a)	—		38			—	2,002
	$5,427		$624			$—	$10,245
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2017 (unaudited)

COMMON STOCKS - 98.74%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.48%			Commercial Services (continued)
Thales SA	12,198	$1,381	TAL Education Group ADR	69,426	$2,340
					$11,062
Agriculture - 0.26%			Computers - 2.00%
KT&G Corp	8,120	749	Atos SE	9,230	1,432
			Capgemini SE	8,338	977
Airlines - 0.76%			Fujitsu Ltd	305,000	2,270
Qantas Airways Ltd	215,983	989	Logitech International SA (a)	30,642	1,120
Ryanair Holdings PLC ADR(a)	11,481	1,211			$5,799
		$2,200	Consumer Products - 0.61%
Apparel - 2.50%			Reckitt Benckiser Group PLC	19,258	1,760
Adidas AG	10,988	2,488
LVMH Moet Hennessy Louis Vuitton SE	14,001	3,870	Cosmetics & Personal Care - 1.53%
Moncler SpA	31,687	916	Unilever NV	57,641	3,407
		$7,274	Unilever PLC	17,915	1,037
Automobile Manufacturers - 3.46%					$4,444
Ferrari NV	5,102	564	Distribution & Wholesale - 2.05%
Fiat Chrysler Automobiles NV (a)	68,626	1,230	Ferguson PLC	20,464	1,343
Honda Motor Co Ltd	70,300	2,077	Mitsubishi Corp	117,100	2,724
Maruti Suzuki India Ltd	15,122	1,850	Sumitomo Corp	131,800	1,898
Suzuki Motor Corp	28,000	1,470			$5,965
Volvo AB - B Shares	149,141	2,880	Diversified Financial Services - 2.69%
		$10,071	Amundi SA (c)	12,188	1,013
Automobile Parts & Equipment - 0.34%			Hana Financial Group Inc	31,516	1,308
Aisin Seiki Co Ltd	19,000	1,002	Indiabulls Housing Finance Ltd	75,906	1,405
			ORIX Corp	139,400	2,251
Banks - 12.58%			Shinhan Financial Group Co Ltd	27,717	1,225
Allied Irish Banks PLC	78,358	470	Zenkoku Hosho Co Ltd	14,800	622
Banco do Brasil SA	192,300	2,122			$7,824
Bank Negara Indonesia Persero Tbk PT	1,203,600	662	Electric - 1.78%
Bank of Montreal	16,000	1,211	Enel SpA	228,348	1,376
Bank of Nova Scotia/The	36,000	2,314	Iberdrola SA	233,603	1,816
CaixaBank SA	362,989	1,822	Korea Electric Power Corp	34,577	1,175
Credicorp Ltd	6,713	1,376	Power Grid Corp of India Ltd	251,659	813
Danske Bank A/S	58,073	2,327			$5,180
DNB ASA	67,212	1,357	Electrical Components & Equipment - 1.71%
Erste Group Bank AG (a)	37,711	1,629
			Brother Industries Ltd	26,200	611
Grupo Financiero Banorte SAB de CV	176,962	1,218	Furukawa Electric Co Ltd	25,500	1,402
HDFC Bank Ltd ADR	11,594	1,117	OSRAM Licht AG	15,068	1,204
HDFC Bank Ltd (b)	7,094	197	Philips Lighting NV (c)	18,188	734
ING Groep NV	188,747	3,479	Prysmian SpA	29,783	1,006
Lloyds Banking Group PLC	2,768,582	2,516			$4,957
Macquarie Group Ltd	25,561	1,830	Electronics - 0.79%
Mediobanca SpA	165,091	1,774	Hitachi High-Technologies Corp	22,500	817
Mitsubishi UFJ Financial Group Inc	478,349	3,110	Hoya Corp	27,096	1,466
Raiffeisen Bank International AG (a)	18,763	629
Sberbank of Russia PJSC ADR	153,262	2,185			$2,283
Swedbank AB	59,822	1,657	Energy - Alternate Sources - 0.82%
Yes Bank Ltd	291,630	1,566	Vestas Wind Systems A/S	26,663	2,397

		$36,568	Engineering & Construction - 2.12%
Beverages - 1.21%			ACS Actividades de Construccion y Servicios	40,682	1,509
Diageo PLC	77,941	2,563	SA
Treasury Wine Estates Ltd	88,511	952	Aena SME SA (c)	6,291	1,137
		$3,515	Promotora y Operadora de Infraestructura	57,493	607
Biotechnology - 1.04%			SAB de CV
CSL Ltd	14,870	1,565	Vinci SA	30,744	2,921
Genmab A/S (a)	6,573	1,454
					$6,174
		$3,019	Food - 2.46%
Building Materials - 1.29%			Nestle SA	55,847	4,688
CRH PLC	61,645	2,345	Nichirei Corp	39,700	996
Kingspan Group PLC	32,789	1,391	X5 Retail Group NV (a)	32,438	1,456
		$3,736			$7,140
Chemicals - 0.43%			Food Service - 0.35%
Covestro AG (c)	14,675	1,263
			Compass Group PLC	48,272	1,024

Commercial Services - 3.81%
Adecco Group AG (a)	12,721	991	Forest Products & Paper - 0.90%
			Mondi PLC	60,539	1,628
Ashtead Group PLC	90,064	2,173	UPM-Kymmene OYJ	36,362	986
Evotec AG (a)	38,411	914
					$2,614
Intertek Group PLC	26,643	1,781	Healthcare - Products - 1.50%
New Oriental Education & Technology Group	17,201	1,518	Japan Lifeline Co Ltd	13,100	650
Inc ADR			Lonza Group AG (a)	11,476	3,015
Qualicorp SA	113,500	1,345

See accompanying notes.

Schedule of Investments
Diversified International Account
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Pharmaceuticals - 3.70%
Straumann Holding AG	1,063	$684	Hypermarcas SA	96,406	$977
		$4,349	Ipsen SA	4,260	567
Healthcare - Services - 0.86%			Novo Nordisk A/S	41,956	2,017
Fresenius SE & Co KGaA	17,944	1,451	Orion Oyj	9,867	458
ICON PLC (a)	9,197	1,047	Recordati SpA	29,858	1,378
		$2,498	Roche Holding AG	14,790	3,780
Holding Companies - Diversified - 1.00%			Shire PLC	31,171	1,588
Melco International Development Ltd	309,000	895			$10,765
Wharf Holdings Ltd/The	224,000	2,004	Pipelines - 1.71%
		$2,899	Pembina Pipeline Corp	40,000	1,403
Home Builders - 1.65%			Petronet LNG Ltd	164,334	582
MRV Engenharia e Participacoes SA	144,800	626	TransCanada Corp	60,573	2,994
Persimmon PLC	34,189	1,183			$4,979
Sekisui House Ltd	56,332	949	Private Equity - 2.14%
Taylor Wimpey PLC	772,960	2,026	3i Group PLC	181,995	2,228
		$4,784	Brookfield Asset Management Inc	78,013	3,221
Insurance - 4.63%			Intermediate Capital Group PLC	60,909	765
ASR Nederland NV	24,761	990			$6,214
AXA SA	66,636	2,015	Real Estate - 1.50%
Hannover Rueck SE	15,968	1,926	CK Asset Holdings Ltd	222,660	1,851
Industrial Alliance Insurance & Financial	13,400	607	Sun Hung Kai Properties Ltd	72,000	1,173
Services Inc			Vonovia SE	31,632	1,347
Legal & General Group PLC	489,136	1,705			$4,371
Manulife Financial Corp	54,400	1,103	REITs - 1.07%
MS&AD Insurance Group Holdings Inc	30,900	996	Dexus	125,538	937
NN Group NV	51,292	2,148	Land Securities Group PLC (a)	67,252	876
Swiss Life Holding AG (a)	5,549	1,956	Mirvac Group	720,326	1,296
		$13,446			$3,109
Internet - 3.51%			Retail - 4.37%
Alibaba Group Holding Ltd ADR(a)	22,042	3,807	Alimentation Couche-Tard Inc	50,923	2,322
Auto Trader Group PLC (c)	150,349	791	Cie Financiere Richemont SA	27,247	2,494
Tencent Holdings Ltd	117,093	5,119	Dollarama Inc	28,084	3,073
Wix.com Ltd (a)	6,913	497	Kering	5,193	2,069
		$10,214	Lojas Renner SA	161,260	1,833
Investment Companies - 0.59%			Wal-Mart de Mexico SAB de CV	396,522	908
Investor AB	34,825	1,723			$12,699
			Semiconductors - 6.14%
Iron & Steel - 1.15%			Infineon Technologies AG	113,867	2,871
POSCO	5,134	1,427	Rohm Co Ltd	16,200	1,390
Vale SA	188,611	1,909	Samsung Electronics Co Ltd	2,622	5,900
		$3,336	Taiwan Semiconductor Manufacturing Co Ltd	632,140	4,528
Leisure Products & Services - 0.24%			Tokyo Electron Ltd	10,200	1,570
Hero MotoCorp Ltd	12,247	709	Ulvac Inc	25,200	1,588
					$17,847
Machinery - Construction & Mining - 1.49%			Software - 1.85%
ABB Ltd	73,051	1,807	NetEase Inc ADR	4,322	1,140
Hitachi Ltd	356,000	2,510	Open Text Corp	25,200	813
		$4,317	SAP SE	17,812	1,953
Machinery - Diversified - 1.19%			Ubisoft Entertainment SA (a)	21,454	1,477
Duerr AG	6,164	825			$5,383
KION Group AG	9,626	922	Telecommunications - 3.59%
Sumitomo Heavy Industries Ltd	42,400	1,702	China Telecom Corp Ltd	1,316,556	677
		$3,449	Deutsche Telekom AG	75,167	1,404
Media - 0.00%			Nippon Telegraph & Telephone Corp	51,813	2,374
I-CABLE Communications Ltd (a)	62,118	2	Orange SA	74,360	1,218
			SK Telecom Co Ltd	4,955	1,106
Mining - 1.28%			SoftBank Group Corp	30,200	2,449
Rio Tinto Ltd	54,643	2,864	Telekomunikasi Indonesia Persero Tbk PT	3,494,900	1,215
Vedanta Ltd	178,650	862			$10,443
		$3,726	Toys, Games & Hobbies - 0.76%
Miscellaneous Manufacturers - 0.52%			Nintendo Co Ltd	6,000	2,212
Smiths Group PLC	71,259	1,507
			Transportation - 0.87%
Oil & Gas - 3.46%			Canadian National Railway Co	30,628	2,538
Canadian Natural Resources Ltd	46,100	1,544
China Petroleum & Chemical Corp	1,106,000	834	TOTAL COMMON STOCKS		$286,973
Encana Corp	53,900	635	INVESTMENT COMPANIES - 0.17%	Shares Held	Value (000's)
LUKOIL PJSC ADR	22,691	1,203	Money Market Funds - 0.17%
PTT PCL	112,400	1,376	BlackRock Liquidity Funds FedFund Portfolio	506,324	506
Suncor Energy Inc	52,000	1,823
TOTAL SA	49,135	2,638	TOTAL INVESTMENT COMPANIES		$506
		$10,053

See accompanying notes.

		Schedule of Investments
		Diversified International Account
		September 30, 2017 (unaudited)

PREFERRED STOCKS - 0.56%	Shares Held	Value (000's)
Holding Companies - Diversified - 0.56%
Itausa - Investimentos Itau SA 0.06%	465,882	$1,626

TOTAL PREFERRED STOCKS		$1,626
Total Investments		$289,105
Other Assets and Liabilities - 0.53%		$1,540
TOTAL NET ASSETS - 100.00%		$290,645

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $197 or 0.07% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,938 or 1.70% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	14.14%
United Kingdom	10.81%
Canada	8.81%
Switzerland	7.54%
France	7.43%
Germany	6.39%
China	5.31%
Korea, Republic Of	4.43%
Brazil	3.59%
India	3.13%
Denmark	2.81%
Australia	2.61%
Netherlands	2.53%
Italy	2.40%
Ireland	2.23%
Spain	2.17%
Sweden	2.15%
Hong Kong	2.04%
Russian Federation	1.66%
Taiwan, Province Of China	1.56%
Mexico	0.94%
Austria	0.78%
United States	0.72%
Indonesia	0.65%
South Africa	0.56%
Finland	0.50%
Peru	0.47%
Norway	0.47%
Thailand	0.47%
Israel	0.17%
Other Assets and Liabilities	0.53%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments

Equity Income Account

September 30, 2017 (unaudited)

COMMON STOCKS - 97.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.62%			Insurance (continued)
Boeing Co/The	13,462	$3,422	Swiss Re AG ADR	145,483	$3,300
					$31,234
Airlines - 1.09%			Machinery - Diversified - 1.29%
Delta Air Lines Inc	124,994	6,027	Deere & Co	56,468	7,092

Apparel - 1.44%			Media - 0.36%
VF Corp	124,872	7,938	Walt Disney Co/The	19,876	1,959

Automobile Manufacturers - 1.58%			Miscellaneous Manufacturers - 2.00%
PACCAR Inc	120,799	8,739	3M Co	17,344	3,640
			Parker-Hannifin Corp	42,217	7,389
Automobile Parts & Equipment - 2.51%					$11,029
Autoliv Inc	73,249	9,053	Oil & Gas - 9.20%
Magna International Inc	89,634	4,785	Chevron Corp	57,875	6,800
		$13,838	Cimarex Energy Co	76,479	8,693
Banks - 10.27%			Exxon Mobil Corp	87,699	7,190
Bank of Nova Scotia/The	148,462	9,539	Marathon Petroleum Corp	213,482	11,972
Grupo Financiero Santander Mexico SAB de	195,748	1,975	Occidental Petroleum Corp	94,743	6,084
CV ADR			Royal Dutch Shell PLC - B shares ADR	160,365	10,029
JPMorgan Chase & Co	150,340	14,359			$50,768
PNC Financial Services Group Inc/The	101,886	13,731	Pharmaceuticals - 7.86%
US Bancorp	214,331	11,486	Johnson & Johnson	63,737	8,286
Wells Fargo & Co	101,358	5,590	Merck & Co Inc	140,962	9,026
		$56,680	Novartis AG ADR	77,850	6,683
Beverages - 2.06%			Pfizer Inc	244,895	8,743
Coca-Cola Co/The	105,608	4,753	Roche Holding AG ADR	331,839	10,619
Dr Pepper Snapple Group Inc	74,903	6,627			$43,357
		$11,380	Pipelines - 1.96%
Chemicals - 2.29%			Enterprise Products Partners LP	414,176	10,798
Air Products & Chemicals Inc	32,631	4,935
DowDuPont Inc	53,673	3,716	Private Equity - 1.94%
PPG Industries Inc	36,695	3,987	KKR & Co LP	526,622	10,706
		$12,638
Computers - 3.39%			REITs - 5.05%
Accenture PLC - Class A	18,829	2,543	Annaly Capital Management Inc	521,329	6,355
Apple Inc	97,886	15,086	Digital Realty Trust Inc	77,472	9,167
International Business Machines Corp	7,475	1,085	Host Hotels & Resorts Inc	297,487	5,500
		$18,714	Simon Property Group Inc	42,411	6,829
Diversified Financial Services - 7.18%					$27,851
BlackRock Inc	27,587	12,334	Retail - 2.26%
Discover Financial Services	201,189	12,972	Costco Wholesale Corp	42,760	7,025
FNF Group	301,663	14,317	Starbucks Corp	101,317	5,442
		$39,623			$12,467
Electric - 5.34%			Semiconductors - 3.88%
Eversource Energy	125,270	7,571	Applied Materials Inc	79,002	4,115
NextEra Energy Inc	45,261	6,633	Maxim Integrated Products Inc	78,377	3,739
WEC Energy Group Inc	116,651	7,324	Microchip Technology Inc	83,120	7,463
Xcel Energy Inc	168,303	7,964	Taiwan Semiconductor Manufacturing Co Ltd	162,119	6,088
		$29,492	ADR
Electrical Components & Equipment - 0.10%					$21,405
Emerson Electric Co	9,094	571	Software - 1.82%
			Fidelity National Information Services Inc	42,040	3,926
Electronics - 1.09%			Microsoft Corp	81,940	6,104
Honeywell International Inc	42,631	6,042			$10,030
			Telecommunications - 2.92%
Food - 3.19%			BCE Inc	171,985	8,054
Hormel Foods Corp	86,696	2,786	Verizon Communications Inc	163,041	8,069
Kraft Heinz Co/The	85,514	6,632			$16,123
Kroger Co/The	408,516	8,195	Toys, Games & Hobbies - 2.08%
		$17,613	Hasbro Inc	117,281	11,455
Gas - 1.11%
Sempra Energy	53,744	6,134	Transportation - 1.65%
			Union Pacific Corp	53,081	6,156
Healthcare - Products - 4.39%			United Parcel Service Inc	24,763	2,974
Abbott Laboratories	137,387	7,331			$9,130
Becton Dickinson and Co	35,733	7,002	TOTAL COMMON STOCKS		$538,490
Medtronic PLC	127,331	9,902
		$24,235
Insurance - 5.66%
Allstate Corp/The	99,617	9,156
Chubb Ltd	95,160	13,565
Fairfax Financial Holdings Ltd	10,045	5,213

See accompanying notes.

		Schedule of Investments
		Equity Income Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.31%	Shares Held	Value (000's)
Money Market Funds - 1.31%
BlackRock Liquidity Funds FedFund Portfolio	7,207,190	$7,207

TOTAL INVESTMENT COMPANIES		$7,207
Total Investments		$545,697
Other Assets and Liabilities - 1.11%		$6,144
TOTAL NET ASSETS - 100.00%		$551,841

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.10%
Consumer, Non-cyclical		17.50%
Energy		11.16%
Consumer, Cyclical		10.96%
Technology		9.09%
Industrial		6.75%
Utilities		6.45%
Communications		3.28%
Basic Materials		2.29%
Investment Companies		1.31%
Other Assets and Liabilities		1.11%
TOTAL NET ASSETS		100.00%

See accompanying notes.

     Schedule of Investments

Government & High Quality Bond Account

September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 2.41%	Shares Held	Value(000	's)		Principal
Money Market Funds - 2.41%				BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	5,905,672	$5,906		Mortgage Backed Securities (continued)
				Fannie Mae REMICS (continued)
TOTAL INVESTMENT COMPANIES		$5,906		3.00%, 01/25/2046	$968	$986
	Principal			3.50%, 01/25/2028(a)	3,468	373
BONDS - 28.04%	Amount (000's)	Value(000	's)	3.50%, 01/25/2040(a)	3,908	482
Automobile Asset Backed Securities - 0.35%				3.50%, 11/25/2042	2,500	2,638
AmeriCredit Automobile Receivables Trust				4.00%, 12/25/2039(a)	2,135	260
2016-3				4.00%, 11/25/2042(a)	2,461	536
2.24%, 04/08/2022	$860	$857		4.00%, 03/25/2045	1,000	1,095
				4.00%, 04/25/2047	612	651
Commercial Mortgage Backed Securities - 8.55%				4.50%, 04/25/2045(a)	4,442	1,050
CD 2017-CD3 Mortgage Trust				7.00%, 04/25/2032	152	175
3.98%, 02/10/2050	1,000	1,026		8.70%, 12/25/2019	1	1
COMM 2014-UBS4 Mortgage Trust				Freddie Mac REMICS
4.78%, 08/10/2047	1,000	1,011		1.39%, 05/15/2038(a)	5,981	245
COMM 2014-UBS5 Mortgage Trust				1.50%, 04/15/2028	1,457	1,423
4.77%, 09/10/2047	1,000	1,026		1.71%, 04/15/2040(a)	8,041	487
Ginnie Mae				2.50%, 11/15/2028(a)	5,052	349
0.65%, 04/16/2047(a)	12,890	539		2.50%, 11/15/2032	1,306	1,293
0.68%, 10/16/2054(a)	12,097	421		2.50%, 02/15/2043	1,230	1,192
0.68%, 08/16/2055(a)	9,149	519		3.00%, 11/15/2030(a)	3,445	250
0.73%, 11/16/2045(a)	22,468	962		3.00%, 06/15/2033(a)	6,239	429
0.75%, 11/16/2052(a)	15,080	689		3.00%, 11/15/2035	950	947
0.82%, 02/16/2053(a)	13,015	689		3.00%, 06/15/2040	647	661
0.83%, 10/16/2056(a)	5,305	324		3.00%, 04/15/2046	384	391
0.84%, 03/16/2052(a)	14,681	858		3.50%, 10/15/2027(a)	5,100	544
0.85%, 09/16/2053(a)	10,948	499		3.50%, 08/15/2040(a)	3,892	499
0.89%, 02/16/2055(a)	23,147	776		3.50%, 05/15/2043	522	540
0.92%, 02/16/2046(a)	18,895	897		3.50%, 08/15/2043	1,167	1,206
GS Mortgage Securities Trust 2011-GC5				3.50%, 09/15/2043	1,200	1,234
5.57%, 08/10/2044(b)	900	885		4.00%, 05/15/2039	4,200	4,336
GS Mortgage Securities Trust 2014-GC20				4.00%, 01/15/2045	1,220	1,307
5.02%, 04/10/2047	300	284		4.00%, 04/15/2045	551	591
GS Mortgage Securities Trust 2014-GC24				Freddie Mac Strips
4.66%, 09/10/2047	1,100	1,104		1.93%, 02/15/2038(a)	9,725	627
JP Morgan Chase Commercial Mortgage				3.00%, 12/15/2032(a)	7,430	891
Securities Trust 2011-C5				Ginnie Mae
5.59%, 08/15/2046(b)	2,000	2,175		0.82%, 03/20/2041(a)	3,990	137
JP Morgan Chase Commercial Mortgage				0.83%, 09/20/2037(a)	9,975	463
Securities Trust 2013-C16				3.50%, 12/20/2034(a)	2,462	91
5.08%, 12/15/2046	1,800	1,924		3.50%, 05/20/2039	183	187
WFRBS Commercial Mortgage Trust 2013-				3.50%, 11/20/2042(a)	2,847	483
C14				3.50%, 05/20/2043(a)	5,534	1,026
4.13%, 06/15/2046(b)	1,000	916		3.50%, 10/20/2044(a)	6,572	1,093
WFRBS Commercial Mortgage Trust 2014-				4.00%, 04/20/2046(a)	2,757	553
C23				JP Morgan Mortgage Trust 2013-1
4.52%, 10/15/2057	1,000	1,051		3.00%, 03/25/2043(b)	916	921
WFRBS Commercial Mortgage Trust 2014-				New Residential Mortgage Loan Trust 2014-
LC14				1
4.34%, 03/15/2047	2,450	2,399		5.00%, 01/25/2054(b)	1,699	1,821
		$20,974		New Residential Mortgage Loan Trust 2015-
Home Equity Asset Backed Securities - 0.41%				2
ACE Securities Corp Mortgage Loan Trust				5.57%, 08/25/2055(b)	1,241	1,330
Series 2007-D1				Sequoia Mortgage Trust 2013-2
6.93%, 02/25/2038(b)	1,041	1,012		3.64%, 02/25/2043	820	838
				Sequoia Mortgage Trust 2017-5
Mortgage Backed Securities - 18.25%				3.50%, 08/25/2047(b)	393	397
Fannie Mae Grantor Trust 2005-T1				Springleaf Mortgage Loan Trust 2013-3
1.59%, 05/25/2035	286	281		3.79%, 09/25/2057(b)	1,000	1,001
1 Month LIBOR + 0.35%						$44,774
Fannie Mae Interest Strip				Other Asset Backed Securities - 0.48%
3.50%, 12/25/2043(a)	2,099	371		Chase Funding Trust Series 2004-1
Fannie Mae REMICS				1.70%, 12/25/2033	98	96
1.60%, 05/25/2046(a)	9,138	459		1 Month LIBOR + 0.46%
1.60%, 12/25/2056(a)	8,378	473		CNH Equipment Trust 2016-C
1.65%, 03/25/2046(a)	6,126	330		1.76%, 09/15/2023	500	495
1.66%, 04/25/2045(a)	7,507	430		Towd Point Mortgage Trust 2015-1
1.66%, 09/25/2055(a)	12,604	726		4.25%, 10/25/2053(b)	550	580
1.76%, 06/25/2045(a)	9,504	623				$1,171
1.83%, 08/25/2044(a)	4,983	299		TOTAL BONDS		$68,788
2.00%, 02/25/2040	1,038	1,031
3.00%, 04/25/2042	1,138	1,150
3.00%, 02/25/2043	558	571

See accompanying notes.

     Schedule of Investments

Government & High Quality Bond Account

September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 70.33%	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 14.42%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.00%, 02/01/2028	$1,392	$1,375	6.50%, 02/01/2032	$18	$20
2.00%, 03/01/2028	345	342	6.50%, 05/01/2032	47	54
2.50%, 02/01/2028	974	988	6.50%, 04/01/2035	7	8
3.00%, 02/01/2027	354	364	7.00%, 09/01/2023	9	9
3.00%, 08/01/2042	875	883	7.00%, 12/01/2023	3	4
3.00%, 10/01/2042	659	665	7.00%, 01/01/2024	4	4
3.00%, 10/01/2042	1,211	1,222	7.00%, 09/01/2027	5	6
3.00%, 10/01/2042	1,277	1,290	7.00%, 01/01/2028	50	55
3.00%, 05/01/2043	911	920	7.00%, 04/01/2028	20	23
3.00%, 10/01/2046	946	954	7.00%, 05/01/2028	3	4
3.00%, 01/01/2047	1,223	1,234	7.00%, 10/01/2031	8	9
3.13%, 09/01/2032	18	19	7.00%, 10/01/2031	13	14
U.S. Treasury 1-Year Note + 2.23%			7.00%, 04/01/2032	66	74
3.50%, 02/01/2032	1,506	1,574	7.50%, 10/01/2030	12	14
3.50%, 04/01/2042	2,017	2,091	7.50%, 02/01/2031	9	11
3.50%, 05/01/2042	708	735	7.50%, 02/01/2031	4	4
3.50%, 07/01/2042	2,544	2,636	7.50%, 02/01/2031	5	5
3.50%, 10/01/2042	718	746	8.00%, 10/01/2030	19	22
3.50%, 02/01/2044	1,097	1,135	8.50%, 07/01/2029	18	19
3.50%, 08/01/2045	1,115	1,161			$35,380
3.50%, 07/01/2046	892	928	Federal National Mortgage Association (FNMA) - 38.48%
3.50%, 01/01/2047	2,420	2,513	2.00%, 10/01/2027	1,260	1,258
4.00%, 07/01/2042	925	993	2.00%, 10/01/2027	487	487
4.00%, 01/01/2043	1,331	1,414	2.00%, 12/01/2031	1,129	1,110
4.00%, 06/01/2043	1,572	1,675	2.50%, 05/01/2027	1,274	1,292
4.00%, 10/01/2045	1,593	1,705	2.50%, 06/01/2027	1,561	1,582
4.00%, 08/01/2047	1,866	1,999	2.50%, 08/01/2028	1,069	1,083
4.50%, 11/01/2043	1,236	1,359	2.50%, 12/01/2031	1,106	1,115
5.00%, 10/01/2025	175	190	3.00%, 05/01/2029	1,160	1,197
5.00%, 02/01/2033	216	237	3.00%, 08/01/2031	2,204	2,272
5.00%, 06/01/2033	203	221	3.00%, 02/01/2037	669	682
5.00%, 07/01/2035	35	39	3.00%, 10/01/2042	1,855	1,871
5.00%, 07/01/2035	15	16	3.00%, 11/01/2042	2,021	2,039
5.00%, 07/01/2035	136	150	3.00%, 11/01/2042	694	697
5.00%, 10/01/2035	69	76	3.00%, 12/01/2042	1,740	1,755
5.50%, 04/01/2018	2	2	3.00%, 01/01/2043	899	907
5.50%, 03/01/2033	154	172	3.00%, 02/01/2043	1,282	1,295
5.50%, 04/01/2038	13	14	3.00%, 04/01/2043	1,152	1,157
5.50%, 05/01/2038	56	62	3.00%, 06/01/2043	2,290	2,310
6.00%, 12/01/2023	4	5	3.00%, 08/01/2043	1,627	1,641
6.00%, 05/01/2031	15	17	3.00%, 09/01/2046	1,827	1,840
6.00%, 12/01/2031	18	21	3.00%, 10/01/2046	1,232	1,240
6.00%, 09/01/2032	20	23	3.00%, 12/01/2046	961	967
6.00%, 11/01/2033	55	62	3.00%, 12/01/2046	1,636	1,646
6.00%, 11/01/2033	38	43	3.00%, 01/01/2047	1,137	1,146
6.00%, 09/01/2034	70	80	3.07%, 07/01/2034	44	46
6.00%, 02/01/2035	76	86	U.S. Treasury 1-Year Note + 2.07%
6.00%, 10/01/2036	66	75	3.09%, 12/01/2033	155	163
6.00%, 03/01/2037	50	57	12 Month LIBOR + 1.60%
6.00%, 01/01/2038	119	137	3.13%, 12/01/2032	44	46
6.00%, 01/01/2038	29	32	12 Month LIBOR + 1.58%
6.00%, 04/01/2038	63	71	3.50%, 08/01/2031	1,161	1,220
6.50%, 06/01/2018	1	1	3.50%, 02/01/2042	1,434	1,491
6.50%, 08/01/2021	2	2	3.50%, 09/01/2042	2,312	2,399
6.50%, 12/01/2021	17	18	3.50%, 11/01/2042	1,640	1,702
6.50%, 04/01/2022	20	21	3.50%, 12/01/2042	1,786	1,856
6.50%, 05/01/2022	11	11	3.50%, 02/01/2043	630	655
6.50%, 05/01/2023	15	16	3.50%, 10/01/2044	773	803
6.50%, 04/01/2024	4	5	3.50%, 11/01/2044	739	768
6.50%, 04/01/2026	3	4	3.50%, 03/01/2045	787	818
6.50%, 05/01/2026	4	5	3.50%, 03/01/2045	1,783	1,849
6.50%, 05/01/2026	2	2	3.50%, 06/01/2045	1,343	1,396
6.50%, 01/01/2028	6	6	3.50%, 09/01/2045	1,122	1,164
6.50%, 03/01/2028	3	4	3.50%, 10/01/2045	845	878
6.50%, 10/01/2028	22	24	3.50%, 11/01/2045	871	904
6.50%, 11/01/2028	5	5	3.50%, 01/01/2046	858	891
6.50%, 12/01/2028	11	12	3.50%, 03/01/2046	611	634
6.50%, 03/01/2029	5	5	3.50%, 04/01/2046	1,320	1,372
6.50%, 07/01/2031	20	22	3.50%, 03/01/2047	1,215	1,263
6.50%, 08/01/2031	5	6	4.00%, 01/01/2034	717	762
6.50%, 10/01/2031	8	9	4.00%, 12/01/2040	674	721
6.50%, 10/01/2031	11	12	4.00%, 02/01/2041	1,822	1,950
6.50%, 12/01/2031	20	23	4.00%, 02/01/2042	1,093	1,169

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 08/01/2043	$619	$662		6.50%, 07/01/2028	$10	$12
4.00%, 10/01/2043	535	568		6.50%, 09/01/2028	18	20
4.00%, 10/01/2043	563	602		6.50%, 02/01/2029	3	4
4.00%, 04/01/2044	406	435		6.50%, 03/01/2029	6	6
4.00%, 08/01/2044	697	746		6.50%, 04/01/2029	5	5
4.00%, 10/01/2044	2,021	2,143		6.50%, 06/01/2031	10	11
4.00%, 11/01/2044	662	709		6.50%, 06/01/2031	11	12
4.00%, 12/01/2044	1,119	1,200		6.50%, 01/01/2032	4	4
4.00%, 02/01/2045	1,137	1,219		6.50%, 04/01/2032	36	40
4.00%, 08/01/2045	1,050	1,125		6.50%, 08/01/2032	18	20
4.00%, 09/01/2045	2,367	2,537		6.50%, 11/01/2032	26	29
4.00%, 07/01/2047	1,282	1,374		6.50%, 02/01/2033	21	23
4.50%, 12/01/2019	13	13		6.50%, 12/01/2036	49	56
4.50%, 01/01/2020	61	62		6.50%, 07/01/2037	47	54
4.50%, 08/01/2039	579	634		6.50%, 07/01/2037	32	36
4.50%, 03/01/2042	573	628		6.50%, 02/01/2038	37	44
4.50%, 09/01/2043	2,335	2,568		7.00%, 11/01/2027	3	3
4.50%, 09/01/2043	998	1,098		7.00%, 08/01/2028	22	25
4.50%, 10/01/2043	1,177	1,292		7.00%, 12/01/2028	16	18
4.50%, 11/01/2043	1,346	1,480		7.00%, 10/01/2029	20	22
4.50%, 09/01/2044	677	744		7.00%, 05/01/2031	4	4
4.50%, 12/01/2044	540	594		7.00%, 11/01/2031	24	26
4.50%, 09/01/2045	1,017	1,114		7.50%, 04/01/2022	1	1
4.50%, 11/01/2045	1,844	2,019		7.50%, 11/01/2029	14	15
5.00%, 01/01/2018	6	6		8.00%, 05/01/2027	11	11
5.00%, 11/01/2018	13	13		8.00%, 09/01/2027	7	7
5.00%, 05/01/2033	1,620	1,810		8.00%, 06/01/2030	2	3
5.00%, 04/01/2035	124	137		8.50%, 10/01/2027	30	30
5.00%, 04/01/2035	158	176		9.00%, 09/01/2030	3	3
5.00%, 07/01/2035	7	8				$94,394
5.00%, 02/01/2038	457	510		Government National Mortgage Association (GNMA) - 7.57%
5.00%, 02/01/2040	1,793	2,004		3.00%, 04/15/2027	681	702
5.00%, 07/01/2041	1,396	1,559		3.00%, 11/15/2042	1,256	1,279
5.50%, 12/01/2017	1	1		3.00%, 12/15/2042	2,172	2,216
5.50%, 07/01/2019	12	12		3.00%, 02/15/2043	1,882	1,916
5.50%, 08/01/2019	2	2		3.50%, 01/15/2043	1,486	1,559
5.50%, 08/01/2019	5	5		3.50%, 05/15/2043	1,745	1,830
5.50%, 08/01/2019	3	4		3.50%, 06/20/2043	986	1,036
5.50%, 08/01/2019	38	39		3.50%, 04/20/2045	1,064	1,111
5.50%, 08/01/2019	3	3		3.50%, 09/20/2045	1,481	1,549
5.50%, 08/01/2019	5	5		3.50%, 06/20/2046	138	144
5.50%, 09/01/2019	19	20		3.50%, 02/20/2047	964	1,010
5.50%, 10/01/2019	8	8		4.00%, 08/15/2041	1,249	1,334
5.50%, 05/01/2024	13	14		4.50%, 07/15/2040	749	810
5.50%, 05/01/2033	16	17		5.00%, 09/15/2033	7	8
5.50%, 06/01/2033	86	97		5.00%, 02/15/2034	405	446
5.50%, 06/01/2033	97	109		5.00%, 09/15/2039	53	59
5.50%, 09/01/2033	370	416		5.50%, 07/20/2033	186	208
5.50%, 02/01/2037	7	8		5.50%, 11/15/2033	44	49
5.50%, 03/01/2038	209	235		5.50%, 03/20/2034	199	227
5.50%, 03/01/2038	152	170		5.50%, 05/20/2035	168	187
5.50%, 08/01/2038	114	128		5.50%, 01/15/2039	44	50
6.00%, 06/01/2022	21	23		5.50%, 03/15/2039	91	101
6.00%, 11/01/2028	14	16		6.00%, 04/20/2026	6	7
6.00%, 12/01/2031	12	13		6.00%, 05/20/2026	4	5
6.00%, 01/01/2033	76	86		6.00%, 03/20/2028	3	4
6.00%, 02/01/2034	14	16		6.00%, 06/20/2028	18	21
6.00%, 05/01/2037	173	190		6.00%, 07/20/2028	10	12
6.00%, 07/01/2037	194	221		6.00%, 02/20/2029	10	12
6.00%, 11/01/2037	11	12		6.00%, 03/20/2029	21	24
6.00%, 12/01/2037	9	10		6.00%, 07/20/2029	22	25
6.00%, 03/01/2038	73	82		6.00%, 07/20/2033	153	174
6.00%, 08/01/2038	420	478		6.50%, 12/20/2025	11	12
6.50%, 11/01/2023	22	24		6.50%, 01/20/2026	7	7
6.50%, 05/01/2024	11	13		6.50%, 02/20/2026	9	10
6.50%, 09/01/2024	14	16		6.50%, 03/20/2031	13	16
6.50%, 07/01/2025	12	13		6.50%, 04/20/2031	15	17
6.50%, 08/01/2025	30	32		7.00%, 01/15/2028	1	1
6.50%, 02/01/2026	5	6		7.00%, 01/15/2028	1	1
6.50%, 03/01/2026	2	2		7.00%, 01/15/2028	1	2
6.50%, 05/01/2026	3	4		7.00%, 01/15/2028	3	4
6.50%, 06/01/2026	2	2		7.00%, 01/15/2028	6	6
				7.00%, 03/15/2028	64	66

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 05/15/2028	$36	$38
7.00%, 01/15/2029	15	17
7.00%, 03/15/2029	4	4
7.00%, 05/15/2031	10	12
7.00%, 09/15/2031	32	36
7.00%, 06/15/2032	164	186
7.50%, 02/15/2023	1	2
7.50%, 02/15/2023	1	1
7.50%, 04/15/2023	9	9
7.50%, 09/15/2023	3	4
7.50%, 09/15/2023	2	2
7.50%, 10/15/2023	5	5
7.50%, 11/15/2023	3	3
8.00%, 07/15/2026	1	2
8.00%, 08/15/2026	3	3
8.00%, 01/15/2027	1	1
8.00%, 02/15/2027	1	1
		$18,583
U.S. Treasury - 9.86%
1.00%, 02/15/2018	2,400	2,398
2.00%, 02/15/2025	3,300	3,255
3.13%, 05/15/2021	4,500	4,719
4.25%, 11/15/2040	2,550	3,200
4.50%, 02/15/2036	2,000	2,573
5.25%, 11/15/2028	2,800	3,593
6.25%, 08/15/2023	3,600	4,439
		$24,177
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$172,534
Total Investments		$247,228
Other Assets and Liabilities - (0.78)%		$(1,902)
TOTAL NET ASSETS - 100.00%		$245,326

(a)	Security is an Interest Only Strip
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,038 or 4.50% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.27%
Government	9.86%
Investment Companies	2.41%
Asset Backed Securities	1.24%
Other Assets and Liabilities	(0.78)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2017 (unaudited)

COMMON STOCKS - 2.09%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.60%			BONDS (continued)	Amount (000's) Value (000's)
Linn Energy Inc (a)	17,687	$639	Banks (continued)
W&T Offshore Inc (a)	212,750	649	Wells Fargo & Co
		$1,288	7.98%, 12/31/2049(e)	$2,000	$2,060
Transportation - 1.49%			3 Month LIBOR + 3.77%
Trailer Bridge Inc (a),(b),(c)	25,472	3,224			$18,144
			Beverages - 1.35%
TOTAL COMMON STOCKS		$4,512	Anheuser-Busch InBev Finance Inc
INVESTMENT COMPANIES - 1.24%	Shares Held	Value (000's)	3.65%, 02/01/2026	500	517
Money Market Funds - 1.24%			4.70%, 02/01/2036	500	552
BlackRock Liquidity Funds FedFund Portfolio	2,660,314	2,660	Anheuser-Busch InBev Worldwide Inc
			2.50%, 07/15/2022	750	756
TOTAL INVESTMENT COMPANIES		$2,660	7.75%, 01/15/2019	1,000	1,074
	Principal				$2,899
BONDS - 62.52%	Amount (000's)	Value (000's)	Biotechnology - 2.21%
Aerospace & Defense - 0.49%			Amgen Inc
Boeing Co/The			3.63%, 05/15/2022	500	522
8.75%, 08/15/2021	$850	$1,053	3.88%, 11/15/2021	2,000	2,115
			Gilead Sciences Inc
Apparel - 0.22%			3.65%, 03/01/2026	1,000	1,044
Under Armour Inc			4.40%, 12/01/2021	1,000	1,082
3.25%, 06/15/2026	500	465			$4,763
			Chemicals - 0.82%
Automobile Floor Plan Asset Backed Securities - 1.16%			Airgas Inc
Ally Master Owner Trust			1.65%, 02/15/2018	1,000	1,000
1.66%, 06/15/2022	1,000	1,001	Westlake Chemical Corp
1 Month LIBOR + 0.43%			3.60%, 08/15/2026	250	250
BMW Floorplan Master Owner Trust			4.63%, 02/15/2021	500	517
1.73%, 07/15/2020(d)	1,500	1,505			$1,767
1 Month LIBOR + 0.50%			Commercial Services - 1.08%
		$2,506	ERAC USA Finance LLC
Automobile Manufacturers - 0.96%			6.38%, 10/15/2017(d)	1,000	1,002
American Honda Finance Corp			7.00%, 10/15/2037(d)	1,000	1,315
1.60%, 11/19/2018	1,000	1,002			$2,317
3 Month LIBOR + 0.28%			Computers - 0.81%
Ford Motor Credit Co LLC			Apple Inc
4.39%, 01/08/2026	500	520	2.40%, 05/03/2023	1,750	1,747
General Motors Co
4.88%, 10/02/2023	500	541	Credit Card Asset Backed Securities - 0.23%
		$2,063	Cabela's Credit Card Master Note Trust
Banks - 8.43%			1.90%, 07/17/2023	500	504
Bank of America Corp			1 Month LIBOR + 0.67%
8.00%, 12/31/2049(e)	1,000	1,014
3 Month LIBOR + 3.63%			Diversified Financial Services - 1.31%
8.13%, 12/29/2049(e)	1,000	1,031	GE Capital International Funding Co
3 Month LIBOR + 3.64%			Unlimited Co
Bank of New York Mellon Corp/The			2.34%, 11/15/2020	413	417
2.80%, 05/04/2026	500	491	Jefferies Group LLC
Citigroup Inc			6.25%, 01/15/2036	1,425	1,581
3.88%, 03/26/2025	1,000	1,023	8.50%, 07/15/2019	750	830
4.50%, 01/14/2022	1,000	1,076			$2,828
Goldman Sachs Group Inc/The			Electric - 7.09%
5.38%, 03/15/2020	2,000	2,149	Entergy Louisiana LLC
ING Bank NV			3.25%, 04/01/2028	500	504
5.00%, 06/09/2021(d)	1,000	1,090	Entergy Texas Inc
JPMorgan Chase & Co			2.55%, 06/01/2021	500	496
3.63%, 05/13/2024	1,000	1,043	Exelon Generation Co LLC
7.90%, 04/29/2049(e)	1,000	1,030	6.20%, 10/01/2017	1,000	1,000
3 Month LIBOR + 3.47%			GenOn Americas Generation LLC
Morgan Stanley			0.00%, 10/01/2021(a)	1,250	1,147
5.50%, 07/28/2021	1,000	1,109	GenOn Energy Inc
6.25%, 08/09/2026	850	1,019	0.00%, 10/15/2020(a)	750	546
PNC Financial Services Group Inc/The			LG&E & KU Energy LLC
6.75%, 07/29/2049(e)	2,000	2,250	4.38%, 10/01/2021	1,000	1,061
3 Month LIBOR + 3.68%			Metropolitan Edison Co
SunTrust Bank/Atlanta GA			3.50%, 03/15/2023(d)	1,000	1,028
2.75%, 05/01/2023	1,000	995	Oncor Electric Delivery Co LLC
SunTrust Banks Inc			7.00%, 09/01/2022	2,000	2,396
2.70%, 01/27/2022	500	504	PacifiCorp
US Bancorp			5.25%, 06/15/2035	850	1,012
3.60%, 09/11/2024	250	260	6.25%, 10/15/2037	500	670
			Solar Star Funding LLC
			5.38%, 06/30/2035(d)	1,463	1,576

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Media (continued)
Southwestern Electric Power Co			Time Warner Cable LLC (continued)
3.55%, 02/15/2022	$1,000	$1,035	6.75%, 06/15/2039	$500	$600
TransAlta Corp					$6,627
4.50%, 11/15/2022	1,750	1,772	Miscellaneous Manufacturers - 0.07%
Tucson Electric Power Co			General Electric Co
3.85%, 03/15/2023	1,000	1,027	5.30%, 02/11/2021	144	158
		$15,270
Electronics - 0.62%			Oil & Gas - 4.64%
Corning Inc			BG Energy Capital PLC
4.75%, 03/15/2042	750	805	4.00%, 10/15/2021(d)	1,000	1,056
6.63%, 05/15/2019	500	535	BP Capital Markets PLC
		$1,340	3.25%, 05/06/2022	1,000	1,036
Environmental Control - 0.73%			Nabors Industries Inc
Advanced Disposal Services Inc			5.00%, 09/15/2020	1,000	1,020
5.63%, 11/15/2024(d)	500	522	5.50%, 01/15/2023	250	245
Republic Services Inc			Petro-Canada
3.55%, 06/01/2022	1,000	1,043	9.25%, 10/15/2021	1,075	1,344
		$1,565	Phillips 66
Food - 0.24%			4.30%, 04/01/2022	1,000	1,074
Kraft Heinz Foods Co			Rowan Cos Inc
3.95%, 07/15/2025	500	515	4.88%, 06/01/2022	750	703
			W&T Offshore Inc
Healthcare - Services - 1.81%			8.50%, PIK 10.00%, 06/15/2021(d),(f)	514	377
HCA Inc			9.00%, PIK 10.75%, 05/15/2020(d),(f)	573	505
7.50%, 11/06/2033	250	284	Whiting Petroleum Corp
HealthSouth Corp			5.75%, 03/15/2021	1,250	1,228
5.75%, 11/01/2024	500	513	XTO Energy Inc
Roche Holdings Inc			6.75%, 08/01/2037	1,000	1,396
1.68%, 09/30/2019(d)	1,000	1,004			$9,984
3 Month LIBOR + 0.34%			Oil & Gas Services - 2.42%
Surgery Center Holdings Inc			Archrock Partners LP / Archrock Partners
8.88%, 04/15/2021(d)	2,000	2,100	Finance Corp
		$3,901	6.00%, 04/01/2021	2,000	1,960
Housewares - 0.24%			Schlumberger Holdings Corp
Newell Brands Inc			3.63%, 12/21/2022(d)	500	520
4.20%, 04/01/2026	500	526	4.00%, 12/21/2025(d)	500	524
			Weatherford International Ltd
Insurance - 1.95%			4.50%, 04/15/2022	250	233
First American Financial Corp			5.13%, 09/15/2020	2,000	1,965
4.30%, 02/01/2023	2,000	2,066			$5,202
Prudential Financial Inc			Other Asset Backed Securities - 1.90%
7.38%, 06/15/2019	1,000	1,091	Drug Royalty II LP 2
8.88%, 06/15/2068	1,000	1,047	3.48%, 07/15/2023(d)	882	882
3 Month LIBOR + 5.00%			Drug Royalty III LP 1
		$4,204	3.80%, 04/15/2027(d)	692	692
Internet - 0.36%			3 Month LIBOR + 2.50%
Amazon.com Inc			PFS Financing Corp
4.05%, 08/22/2047(d)	750	764	1.81%, 03/15/2021(d)	500	501
			1 Month LIBOR + 0.58%
Iron & Steel - 1.20%			1.85%, 04/15/2020(d)	1,000	1,002
Allegheny Technologies Inc			1 Month LIBOR + 0.62%
5.95%, 01/15/2021	2,000	2,040	Trafigura Securitisation Finance PLC 2017-1
7.88%, 08/15/2023	500	542	2.08%, 12/15/2020(d)	1,000	1,007
		$2,582	1 Month LIBOR + 0.85%
Leisure Products & Services - 0.84%					$4,084
Carnival Corp			Packaging & Containers - 0.54%
7.20%, 10/01/2023	1,475	1,800	Sealed Air Corp
			6.88%, 07/15/2033(d)	1,000	1,172
Lodging - 0.37%
Boyd Gaming Corp			Pharmaceuticals - 0.84%
6.88%, 05/15/2023	750	802	AbbVie Inc
			2.90%, 11/06/2022	1,000	1,014
Media - 3.08%			Allergan Funding SCS
21st Century Fox America Inc			4.55%, 03/15/2035	750	800
6.40%, 12/15/2035	1,000	1,269			$1,814
Comcast Corp			Pipelines - 3.91%
6.45%, 03/15/2037	2,000	2,674	ANR Pipeline Co
Historic TW Inc			9.63%, 11/01/2021	1,000	1,267
9.15%, 02/01/2023	250	322	Buckeye Partners LP
Time Warner Cable LLC			3.95%, 12/01/2026	500	493
6.55%, 05/01/2037	1,500	1,762	4.35%, 10/15/2024	500	515

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2017 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)		0.45%	Amount (000's)	Value(000	's)
Pipelines (continued)			Software - 0.34%
Columbia Pipeline Group Inc			Ivanti Software Inc, Term Loan
4.50%, 06/01/2025	$1,000	$1,068	10.24%, 01/19/2025(g)	$750	$733
El Paso Natural Gas Co LLC			US LIBOR + 9.00%
7.50%, 11/15/2026	2,100	2,564
Express Pipeline LLC			Transportation - 0.11%
7.39%, 12/31/2019(d)	56	57	Trailer Bridge Inc, Term Loan
Plains All American Pipeline LP / PAA			12.00%, 11/25/2020(b),(c),(g)	236	233
Finance Corp
4.50%, 12/15/2026	500	508	TOTAL SENIOR FLOATING RATE INTERESTS		$966
Southeast Supply Header LLC			U.S. GOVERNMENT & GOVERNMENT	Principal
4.25%, 06/15/2024(d)	750	781	AGENCY OBLIGATIONS - 32.56%	Amount (000's)	Value(000	's)
Southern Natural Gas Co LLC			Federal Home Loan Mortgage Corporation (FHLMC) - 4.69%
8.00%, 03/01/2032	850	1,156	3.00%, 10/01/2042	$659	$665
		$8,409	3.00%, 11/01/2042	646	652
REITs - 7.87%			3.50%, 10/01/2041	658	682
Alexandria Real Estate Equities Inc			3.50%, 04/01/2042	1,593	1,651
4.30%, 01/15/2026	1,000	1,046	3.50%, 04/01/2042	821	851
4.60%, 04/01/2022	1,250	1,334	3.50%, 04/01/2045	784	812
CubeSmart LP			4.00%, 02/01/2045	524	552
4.80%, 07/15/2022	2,000	2,169	4.00%, 02/01/2046	845	889
HCP Inc			4.00%, 06/01/2046	902	952
3.75%, 02/01/2019	1,000	1,018	4.50%, 06/01/2039	249	271
Hospitality Properties Trust			4.50%, 07/01/2039	897	974
4.65%, 03/15/2024	750	785	4.50%, 12/01/2040	471	507
4.95%, 02/15/2027	1,000	1,048	4.50%, 10/01/2041	503	542
5.00%, 08/15/2022	750	805	5.00%, 08/01/2019	53	54
Kimco Realty Corp			5.50%, 11/01/2017	2	2
6.88%, 10/01/2019	2,000	2,178	5.50%, 01/01/2018	1	1
Omega Healthcare Investors Inc			6.00%, 03/01/2031	11	12
5.25%, 01/15/2026	500	528	6.00%, 05/01/2032	27	31
Physicians Realty LP			9.00%, 01/01/2025	3	3
4.30%, 03/15/2027	1,000	1,022			$10,103
Ventas Realty LP / Ventas Capital Corp			Federal National Mortgage Association (FNMA) - 14.74%
3.25%, 08/15/2022	1,750	1,780	3.00%, 03/01/2042	1,178	1,188
Welltower Inc			3.00%, 03/01/2042	1,059	1,068
6.13%, 04/15/2020	1,000	1,097	3.00%, 05/01/2042	597	602
Weyerhaeuser Co			3.00%, 06/01/2042	545	550
4.70%, 03/15/2021	2,000	2,136	3.00%, 06/01/2042	1,104	1,114
		$16,946	3.50%, 12/01/2040	873	905
Savings & Loans - 0.27%			3.50%, 12/01/2041	299	310
First Niagara Financial Group Inc			3.50%, 03/01/2042	494	512
7.25%, 12/15/2021	500	586	3.50%, 04/01/2042	947	981
			3.50%, 02/01/2043	630	654
Software - 0.94%			3.50%, 06/01/2043	1,004	1,041
Oracle Corp			3.50%, 03/01/2045	777	806
2.50%, 05/15/2022	1,000	1,015	3.50%, 06/01/2045	1,504	1,558
2.95%, 05/15/2025	1,000	1,008	3.50%, 11/01/2045	982	1,017
		$2,023	3.50%, 05/01/2046	887	915
Telecommunications - 1.52%			4.00%, 03/01/2039	622	658
Qwest Corp			4.00%, 08/01/2040	493	521
6.75%, 12/01/2021	2,000	2,184	4.00%, 09/01/2040	1,198	1,277
Sprint Corp			4.00%, 10/01/2041	643	679
7.88%, 09/15/2023	250	290	4.00%, 10/01/2041	452	478
Sprint Spectrum Co LLC / Sprint Spectrum Co			4.00%, 11/01/2041	717	759
II LLC / Sprint Spectrum Co III LLC			4.00%, 04/01/2042	411	435
3.36%, 03/20/2023(d)	250	254	4.00%, 11/01/2043	549	583
T-Mobile USA Inc			4.00%, 11/01/2043	1,495	1,592
6.38%, 03/01/2025	500	538	4.00%, 01/01/2044	1,230	1,305
		$3,266	4.00%, 02/01/2044	1,733	1,845
Transportation - 0.00%			4.00%, 09/01/2044	530	558
Trailer Bridge Inc			4.00%, 08/01/2046	1,327	1,405
0.00%, 11/15/2017(a),(b),(c)	2,000	—	4.00%, 01/01/2047	924	973
			4.50%, 08/01/2039	253	276
TOTAL BONDS		$134,596	4.50%, 08/01/2040	786	851
	Principal		4.50%, 10/01/2040	749	810
CONVERTIBLE BONDS - 0.24%	Amount (000's) Value (000's)		4.50%, 12/01/2040	470	510
Insurance - 0.24%			4.50%, 08/01/2041	525	568
AmTrust Financial Services Inc			4.50%, 05/01/2044	740	795
2.75%, 12/15/2044	700	515	4.50%, 06/01/2046	777	835
			5.00%, 01/01/2018	2	3
			5.00%, 08/01/2035	245	270
TOTAL CONVERTIBLE BONDS		$515	5.50%, 06/01/2033	143	160
			5.50%, 02/01/2035	265	297

See accompanying notes.

Schedule of Investments
Income Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Sector	Percent
Federal National Mortgage Association (FNMA) (continued)			Financial	20.07%
6.00%, 04/01/2032	$23	$25	Mortgage Securities	19.43%
6.50%, 04/01/2032	41	46	Government	13.13%
		$31,735	Energy	11.57%
Government National Mortgage Association (GNMA) - 0.00%			Consumer, Non-cyclical	7.53%
9.00%, 02/15/2025	3	3	Utilities	7.09%
			Communications	4.96%
U.S. Treasury - 13.13%			Industrial	4.05%
1.38%, 11/30/2018	1,000	1,000	Asset Backed Securities	3.29%
1.63%, 11/15/2022	2,000	1,969	Consumer, Cyclical	2.63%
1.75%, 05/15/2022	2,000	1,989	Technology	2.09%
2.00%, 11/15/2021	1,000	1,008	Basic Materials	2.02%
2.00%, 11/15/2026	1,000	975	Investment Companies	1.24%
2.50%, 05/15/2024	1,000	1,023	Other Assets and Liabilities	0.90%
2.63%, 11/15/2020	2,000	2,059	TOTAL NET ASSETS	100.00%
2.75%, 02/15/2019	1,000	1,018
2.75%, 02/15/2024	1,000	1,039
2.88%, 05/15/2043	1,000	1,008
2.88%, 08/15/2045	1,000	1,004
3.00%, 11/15/2044	1,000	1,030
3.13%, 05/15/2019	2,000	2,054
3.13%, 05/15/2021	1,000	1,049
3.13%, 08/15/2044	1,000	1,055
3.38%, 05/15/2044	1,000	1,102
3.50%, 02/15/2039	1,000	1,129
3.63%, 02/15/2020	2,000	2,097
3.63%, 02/15/2044	1,000	1,149
3.75%, 08/15/2041	1,000	1,169
3.75%, 11/15/2043	2,000	2,344
		$28,270
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$70,111
Total Investments		$213,360
Other Assets and Liabilities - 0.90%		$1,936
TOTAL NET ASSETS - 100.00%		$215,296

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $3,457 or 1.61% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,236 or 9.86% of net assets.
(e)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Rate information disclosed is based on an average weighted rate as of September 30, 2017.

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2017 (unaudited)

COMMON STOCKS - 97.78%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.48%			Engineering & Construction (continued)
Smiles SA	20,800	$525	Malaysia Airports Holdings Bhd	208,800	$420
					$787
Automobile Manufacturers - 3.30%			Food - 1.79%
Brilliance China Automotive Holdings Ltd	308,000	823	Uni-President Enterprises Corp	330,000	692
Guangzhou Automobile Group Co Ltd	442,000	1,028	X5 Retail Group NV (a)	28,589	1,284
Maruti Suzuki India Ltd	14,631	1,790			$1,976
		$3,641	Gas - 0.60%
Automobile Parts & Equipment - 1.21%			Indraprastha Gas Ltd	29,376	663
Motherson Sumi Systems Ltd	152,724	788
Nexteer Automotive Group Ltd (a)	316,000	545	Holding Companies - Diversified - 0.30%
		$1,333	Siam Cement PCL/The	22,050	332
Banks - 15.95%
Akbank Turk AS	291,201	768	Insurance - 2.61%
Banco do Brasil SA	136,600	1,507	Ping An Insurance Group Co of China Ltd	216,500	1,672
Banco Santander Chile	11,192,246	832	Powszechny Zaklad Ubezpieczen SA	95,217	1,202
Bank Negara Indonesia Persero Tbk PT	956,800	526			$2,874
China Construction Bank Corp	3,023,902	2,526	Internet - 13.91%
CIMB Group Holdings Bhd	516,400	771	Alibaba Group Holding Ltd ADR(a)	34,780	6,007
Credicorp Ltd	4,503	923	JD.com Inc ADR(a)	29,381	1,122
FirstRand Ltd	120,274	463	Tencent Holdings Ltd	153,600	6,716
Grupo Financiero Banorte SAB de CV	251,800	1,734	Weibo Corp ADR(a)	8,658	857
HDFC Bank Ltd (b)	58,550	1,624	YY Inc ADR(a)	7,402	642
Industrial & Commercial Bank of China Ltd	3,438,000	2,570			$15,344
Sberbank of Russia PJSC ADR	125,174	1,785	Iron & Steel - 2.65%
Yes Bank Ltd	290,895	1,562	POSCO	4,985	1,385
		$17,591	Vale SA	152,022	1,539
Beverages - 0.62%					$2,924
Coca-Cola Femsa SAB de CV ADR	8,836	682	Leisure Products & Services - 0.55%
			Hero MotoCorp Ltd	10,403	602
Building Materials - 1.43%
Cemex SAB de CV ADR(a)	77,248	702	Lodging - 1.33%
Xinyi Glass Holdings Ltd	878,000	870	China Lodging Group Ltd ADR(a)	5,956	708
		$1,572	Galaxy Entertainment Group Ltd	107,000	756
Chemicals - 2.62%					$1,464
Hanwha Chemical Corp	29,316	834	Machinery - Construction & Mining - 0.46%
Kingboard Chemical Holdings Ltd	123,500	658	United Tractors Tbk PT	215,800	513
LG Chem Ltd	4,055	1,393
		$2,885	Media - 2.88%
Coal - 1.90%			Naspers Ltd	14,708	3,179
Adaro Energy Tbk PT	3,009,400	409
China Shenhua Energy Co Ltd	425,500	1,006	Mining - 0.85%
Yanzhou Coal Mining Co Ltd	684,000	676	Hindalco Industries Ltd	252,812	934
		$2,091
Commercial Services - 5.04%			Miscellaneous Manufacturers - 0.67%
Adani Ports & Special Economic Zone Ltd	168,864	975	Sunny Optical Technology Group Co Ltd	46,000	738
CCR SA	151,915	854
New Oriental Education & Technology Group	14,955	1,320	Oil & Gas - 4.62%
Inc ADR			CNOOC Ltd	545,000	705
Qualicorp SA	91,900	1,089	Hindustan Petroleum Corp Ltd	52,145	341
TAL Education Group ADR	39,034	1,316	Indian Oil Corp Ltd	81,778	502
		$5,554	LUKOIL PJSC ADR	19,768	1,048
Diversified Financial Services - 4.33%			MOL Hungarian Oil & Gas PLC	34,096	388
Bajaj Finance Ltd	22,724	641	PTT PCL	92,100	1,128
Hana Financial Group Inc	15,816	656	SK Innovation Co Ltd	5,663	987
Housing Development Finance Corp Ltd	40,518	1,082			$5,099
Indiabulls Housing Finance Ltd	52,771	977	Pharmaceuticals - 0.95%
KB Financial Group Inc	18,643	917	Hypermarcas SA	103,800	1,052
Tisco Financial Group PCL (b)	217,300	502
		$4,775	Pipelines - 0.64%
Electric - 1.47%			Petronet LNG Ltd	200,636	711
Enel Americas SA	2,583,313	529
Power Grid Corp of India Ltd	337,566	1,091	Retail - 3.08%
		$1,620	Lojas Renner SA	115,900	1,317
Electronics - 1.71%			Magazine Luiza SA	46,400	1,082
Elite Material Co Ltd	80,000	381	Rajesh Exports Ltd	30,535	383
Hon Hai Precision Industry Co Ltd	241,000	837	Wal-Mart de Mexico SAB de CV	270,500	620
Merry Electronics Co Ltd	69,000	436			$3,402
Tripod Technology Corp	67,000	233	Semiconductors - 12.77%
		$1,887	Powertech Technology Inc	159,000	459
Engineering & Construction - 0.71%			Samsung Electronics Co Ltd	3,135	7,054
Grupo Aeroportuario del Sureste SAB de CV	19,225	367	SK Hynix Inc	13,010	949
			Taiwan Semiconductor Manufacturing Co Ltd	784,164	5,617
					$14,079

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Software - 1.18%
Momo Inc ADR(a)	15,387	$482
NetEase Inc ADR	3,097	817
		$1,299
Telecommunications - 5.17%
Accton Technology Corp	179,000	577
China Mobile Ltd	99,459	1,010
LG Uplus Corp	68,965	805
SK Telecom Co Ltd	4,301	960
Telekomunikasi Indonesia Persero Tbk PT	5,260,700	1,829
TIM Participacoes SA	140,800	516
		$5,697
TOTAL COMMON STOCKS		$107,825
INVESTMENT COMPANIES - 0.80%	Shares Held	Value (000's)
Money Market Funds - 0.80%
BlackRock Liquidity Funds FedFund Portfolio	882,569	883

TOTAL INVESTMENT COMPANIES		$883
PREFERRED STOCKS - 1.60%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.60%
Itausa - Investimentos Itau SA 0.06%	504,646	$1,760

TOTAL PREFERRED STOCKS		$1,760
Total Investments		$110,468
Other Assets and Liabilities - (0.18)%		$(199)
TOTAL NET ASSETS - 100.00%		$110,269

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,126 or 1.93% of net assets.

Portfolio Summary (unaudited)

Country	Percent
China	28.03%
Korea, Republic Of	14.45%
India	13.31%
Brazil	10.19%
Taiwan, Province Of China	8.37%
Hong Kong	3.75%
Russian Federation	3.73%
Mexico	3.71%
South Africa	3.30%
Indonesia	2.98%
Thailand	1.78%
United States	1.29%
Chile	1.23%
Poland	1.09%
Malaysia	1.08%
Peru	0.84%
Turkey	0.70%
Hungary	0.35%
Other Assets and Liabilities	(0.18)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments

LargeCap Growth Account

September 30, 2017 (unaudited)

COMMON STOCKS - 98.93%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks - 2.98%			Pharmaceuticals - 1.45%
Citizens Financial Group Inc	45,800	$1,734	Merck & Co Inc	26,000	$1,665
SVB Financial Group (a)	9,000	1,684
		$3,418	Retail - 3.04%
Biotechnology - 5.12%			Dollar Tree Inc (a)	13,800	1,198
Alexion Pharmaceuticals Inc (a)	7,900	1,108	PVH Corp	9,000	1,135
Celgene Corp (a)	20,276	2,957	Ulta Beauty Inc (a)	5,101	1,153
Vertex Pharmaceuticals Inc (a)	11,900	1,809			$3,486
		$5,874	Semiconductors - 8.29%
Chemicals - 4.25%			Applied Materials Inc	62,200	3,240
Albemarle Corp	15,344	2,092	Broadcom Ltd	9,260	2,246
Chemours Co/The	22,800	1,154	Lam Research Corp	9,960	1,843
FMC Corp	18,200	1,625	Micron Technology Inc (a)	55,600	2,187
		$4,871			$9,516
Commercial Services - 4.00%			Software - 8.06%
FleetCor Technologies Inc (a)	8,329	1,289	Activision Blizzard Inc	17,300	1,116
S&P Global Inc	14,453	2,259	Microsoft Corp	43,100	3,211
Square Inc (a)	36,100	1,040	Oracle Corp	21,400	1,035
			Red Hat Inc (a)	11,300	1,253
		$4,588	ServiceNow Inc (a)	14,800	1,739
Computers - 5.89%			Take-Two Interactive Software Inc (a)	8,700	889
Apple Inc	35,745	5,509
Lumentum Holdings Inc (a)	23,000	1,250			$9,243
		$6,759	Telecommunications - 1.37%
			Arista Networks Inc (a)	8,300	1,574
Cosmetics & Personal Care - 2.15%
Estee Lauder Cos Inc/The	22,900	2,469
			Transportation - 3.71%
Diversified Financial Services - 6.98%			CSX Corp	30,900	1,677
Charles Schwab Corp/The	42,100	1,841	FedEx Corp	6,832	1,541
			Knight-Swift Transportation Holdings Inc (a)	24,900	1,034
Mastercard Inc	17,967	2,537
Visa Inc	34,440	3,625			$4,252
		$8,003	TOTAL COMMON STOCKS		$113,501
Electrical Components & Equipment - 0.77%			INVESTMENT COMPANIES - 1.08%	Shares Held	Value (000's)
Universal Display Corp	6,900	889	Money Market Funds - 1.08%
			BlackRock Liquidity Funds FedFund Portfolio	1,238,014	1,238
Healthcare - Products - 8.73%
Align Technology Inc (a)	4,500	838	TOTAL INVESTMENT COMPANIES		$1,238
Baxter International Inc	22,400	1,406	Total Investments		$114,739
Edwards Lifesciences Corp (a)	10,827	1,183	Other Assets and Liabilities - (0.01)%		$(17)
IDEXX Laboratories Inc (a)	9,000	1,399	TOTAL NET ASSETS - 100.00%		$114,722
Intuitive Surgical Inc (a)	2,825	2,955
Thermo Fisher Scientific Inc	11,790	2,231
		$10,012	(a) Non-Income Producing Security
Healthcare - Services - 1.10%
Humana Inc	5,200	1,267
			Portfolio Summary (unaudited)
Housewares - 0.75%			Sector		Percent
Newell Brands Inc	20,100	858	Consumer, Non-cyclical		22.54%
			Technology		22.24%
Internet - 18.04%
Alibaba Group Holding Ltd ADR(a)	9,300	1,606	Communications		19.41%
Alphabet Inc - A Shares (a)	5,004	4,873	Industrial		11.43%
Amazon.com Inc (a)	4,818	4,632	Financial		9.96%
Facebook Inc (a)	27,969	4,779	Consumer, Cyclical		7.68%
Netflix Inc (a)	13,944	2,529	Basic Materials		4.25%
Priceline Group Inc/The (a)	1,245	2,279	Energy		1.42%
			Investment Companies		1.08%
		$20,698	Other Assets and Liabilities		(0.01)%
Leisure Products & Services - 2.02%			TOTAL NET ASSETS		100.00%
Royal Caribbean Cruises Ltd	19,562	2,319

Lodging - 1.87%
Wynn Resorts Ltd	14,428	2,148

Machinery - Construction & Mining - 2.94%
Caterpillar Inc	27,000	3,367

Machinery - Diversified - 4.00%
Cummins Inc	8,100	1,361
Deere & Co	14,100	1,771
Rockwell Automation Inc	8,200	1,461
		$4,593
Oil & Gas - 1.42%
Diamondback Energy Inc (a)	16,660	1,632

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2017 (unaudited)

COMMON STOCKS - 96.16%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.02%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	1,015	$21	Gilead Sciences Inc	2,557	$207
Omnicom Group Inc	671	50	Illumina Inc (a)	287	57
		$71	Incyte Corp (a)	4,857	567
Aerospace & Defense - 2.15%			Intercept Pharmaceuticals Inc (a)	52	3
Boeing Co/The	21,950	5,580	Intrexon Corp (a)	115	2
General Dynamics Corp	429	88	Ionis Pharmaceuticals Inc (a)	338	17
Harris Corp	102	13	Regeneron Pharmaceuticals Inc (a)	216	97
HEICO Corp	100	9	Seattle Genetics Inc (a)	261	14
HEICO Corp - Class A	173	13	Vertex Pharmaceuticals Inc (a)	16,457	2,502
Lockheed Martin Corp	722	224			$8,567
Northrop Grumman Corp	318	92	Building Materials - 0.06%
Raytheon Co	469	88	Armstrong World Industries Inc (a)	148	8
Rockwell Collins Inc	320	42	Eagle Materials Inc	136	15
TransDigm Group Inc	137	35	Fortune Brands Home & Security Inc	430	29
		$6,184	Lennox International Inc	114	20
Agriculture - 0.62%			Martin Marietta Materials Inc	157	32
Altria Group Inc	3,826	243	Masco Corp	637	25
Philip Morris International Inc	13,848	1,537	Vulcan Materials Co	336	40
		$1,780			$169
Airlines - 1.16%			Chemicals - 0.31%
Alaska Air Group Inc	14,912	1,137	Albemarle Corp	60	8
American Airlines Group Inc	44,116	2,095	Axalta Coating Systems Ltd (a)	597	17
Copa Holdings SA	32	4	Celanese Corp	237	25
Southwest Airlines Co	1,941	109	Chemours Co/The	532	27
		$3,345	DowDuPont Inc	2,200	152
Apparel - 0.08%			FMC Corp	374	33
Carter's Inc	152	15	Huntsman Corp	316	9
Hanesbrands Inc	1,107	27	International Flavors & Fragrances Inc	220	32
Michael Kors Holdings Ltd (a)	72	4	LyondellBasell Industries NV	658	65
NIKE Inc	2,613	136	Monsanto Co	1,360	163
VF Corp	713	45	NewMarket Corp	21	9
			Platform Specialty Products Corp (a)	373	4
		$227
Automobile Manufacturers - 0.56%			PPG Industries Inc	849	92
Ferrari NV	6,156	680	Praxair Inc	814	114
Tesla Inc (a)	2,697	920	RPM International Inc	345	18
		$1,600	Sherwin-Williams Co/The	271	97
			Univar Inc (a)	294	9
Automobile Parts & Equipment - 0.08%
Allison Transmission Holdings Inc	446	17	Versum Materials Inc	124	5
BorgWarner Inc	124	6	Westlake Chemical Corp	62	5
Delphi Automotive PLC	1,411	139	WR Grace & Co	196	14
Lear Corp	173	30			$898
Visteon Corp (a)	112	14	Commercial Services - 6.20%
WABCO Holdings Inc (a)	160	23	Aramark	339	14
		$229	Automatic Data Processing Inc	884	97
Banks - 1.23%			Booz Allen Hamilton Holding Corp	444	17
			Bright Horizons Family Solutions Inc (a)	174	15
Capital One Financial Corp	285	24
			Cintas Corp	251	36
East West Bancorp Inc	57	3	CoreLogic Inc/United States (a)	232	11
First Republic Bank/CA	13,217	1,380	CoStar Group Inc (a)	102	27
Morgan Stanley	43,003	2,072
Pinnacle Financial Partners Inc	68	5	Ecolab Inc	33,331	4,286
State Street Corp	181	17	Equifax Inc	346	37
			Euronet Worldwide Inc (a)	186	18
SVB Financial Group (a)	116	22
			FleetCor Technologies Inc (a)	20,496	3,172
Western Alliance Bancorp (a)	180	10
			Gartner Inc (a)	252	31
		$3,533	Global Payments Inc	13,200	1,254
Beverages - 0.32%			H&R Block Inc	199	5
Brown-Forman Corp - B Shares	476	26	IHS Markit Ltd (a)	647	28
Coca-Cola Co/The	8,497	382	KAR Auction Services Inc	426	20
Constellation Brands Inc	536	107	Live Nation Entertainment Inc (a)	444	19
Dr Pepper Snapple Group Inc	527	47	Moody's Corp	328	46
Monster Beverage Corp (a)	1,656	91
			Morningstar Inc	54	5
PepsiCo Inc	2,460	274	PayPal Holdings Inc (a)	130,224	8,339
		$927	Quanta Services Inc (a)	155	6
Biotechnology - 2.98%			Robert Half International Inc	392	20
Alexion Pharmaceuticals Inc (a)	11,419	1,603
Alnylam Pharmaceuticals Inc (a)	7,858	923	S&P Global Inc	509	80
			Service Corp International/US	594	20
Amgen Inc	581	108	ServiceMaster Global Holdings Inc (a)	431	20
Biogen Inc (a)	5,627	1,762	Square Inc (a)	763	22
BioMarin Pharmaceutical Inc (a)	478	45	Total System Services Inc	571	37
Bioverativ Inc (a)	296	17	TransUnion (a)	467	22
Celgene Corp (a)	4,163	607	United Rentals Inc (a)	243	34
Charles River Laboratories International Inc	160	17	Vantiv Inc (a)	500	35
(a)			Verisk Analytics Inc (a)	439	36
Exelixis Inc (a)	791	19

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electronics (continued)
Western Union Co/The	1,440	$28	Coherent Inc (a)	80	$19
		$17,837	Corning Inc	101	3
Computers - 3.76%			FLIR Systems Inc	254	10
Accenture PLC - Class A	1,848	250	Fortive Corp	65,613	4,644
Apple Inc	45,518	7,015	Gentex Corp	616	12
Cognizant Technology Solutions Corp	1,155	84	Honeywell International Inc	1,440	204
CSRA Inc	554	18	Mettler-Toledo International Inc (a)	74	46
Dell Technologies Inc Class V (a)	616	48	National Instruments Corp	301	13
DST Systems Inc	95	5	PerkinElmer Inc	108	7
DXC Technology Co	559	48	Sensata Technologies Holding NV (a)	268	13
Fortinet Inc (a)	482	17	Trimble Inc (a)	625	25
Genpact Ltd	103,362	2,971	Waters Corp (a)	227	41
International Business Machines Corp	1,694	246			$9,779
NCR Corp (a)	378	14	Entertainment - 0.01%
NetApp Inc	707	31	Lions Gate Entertainment Corp - A shares (a)	191	6
Western Digital Corp	936	81	Vail Resorts Inc	122	28
		$10,828			$34
Consumer Products - 0.08%			Environmental Control - 0.47%
Avery Dennison Corp	240	24	Waste Connections Inc	18,550	1,298
Church & Dwight Co Inc	733	36	Waste Management Inc	721	56
Clorox Co/The	319	42			$1,354
Kimberly-Clark Corp	1,185	139	Food - 0.11%
		$241	Campbell Soup Co	385	18
Cosmetics & Personal Care - 1.45%			General Mills Inc	809	42
Colgate-Palmolive Co	268	20	Hershey Co/The	363	40
Estee Lauder Cos Inc/The	38,251	4,125	Kellogg Co	668	42
Procter & Gamble Co/The	258	23	Kroger Co/The	1,462	29
		$4,168	McCormick & Co Inc/MD	349	36
Distribution & Wholesale - 0.04%			Pilgrim's Pride Corp (a)	218	6
Fastenal Co	840	38	Sprouts Farmers Market Inc (a)	459	8
HD Supply Holdings Inc (a)	590	21	Sysco Corp	1,995	108
LKQ Corp (a)	185	7			$329
Pool Corp	126	14	Forest Products & Paper - 0.01%
Watsco Inc	101	16	International Paper Co	739	42
WW Grainger Inc	142	26
		$122	Hand & Machine Tools - 0.02%
Diversified Financial Services - 5.57%			Lincoln Electric Holdings Inc	195	18
Alliance Data Systems Corp	147	33	Snap-on Inc	36	6
Ameriprise Financial Inc	478	71	Stanley Black & Decker Inc	214	32
BGC Partners Inc	284	4			$56
CBOE Holdings Inc	303	33	Healthcare - Products - 8.53%
Charles Schwab Corp/The	12,595	550	ABIOMED Inc (a)	125	21
Credit Acceptance Corp (a)	33	9	Align Technology Inc (a)	236	44
Eaton Vance Corp	323	16	Baxter International Inc	275	17
Federated Investors Inc	135	4	Becton Dickinson and Co	12,372	2,424
Intercontinental Exchange Inc	26,239	1,802	Bio-Techne Corp	118	14
Invesco Ltd	218	8	Boston Scientific Corp (a)	2,703	79
Lazard Ltd	343	15	Bruker Corp	224	7
Legg Mason Inc	90	4	Cooper Cos Inc/The	118	28
LPL Financial Holdings Inc	273	14	CR Bard Inc	228	73
Mastercard Inc	2,748	388	Danaher Corp	65,482	5,617
Raymond James Financial Inc	115	10	Edwards Lifesciences Corp (a)	19,486	2,130
SEI Investments Co	385	23	Henry Schein Inc (a)	477	39
T Rowe Price Group Inc	121	11	Hill-Rom Holdings Inc	207	15
TD Ameritrade Holding Corp	22,688	1,108	IDEXX Laboratories Inc (a)	259	40
Visa Inc	113,384	11,933	Intuitive Surgical Inc (a)	7,860	8,221
		$16,036	Medtronic PLC	197	15
Electric - 0.00%			OPKO Health Inc (a)	107	1
NRG Energy Inc	161	4	Patterson Cos Inc	90	3
			QIAGEN NV (a)	276	9
Electrical Components & Equipment - 0.03%			Stryker Corp	14,157	2,011
Acuity Brands Inc	86	15	Teleflex Inc	29	7
AMETEK Inc	149	10	Thermo Fisher Scientific Inc	19,553	3,700
Emerson Electric Co	180	11	Varian Medical Systems Inc (a)	287	29
Energizer Holdings Inc	226	10			$24,544
Hubbell Inc	122	14	Healthcare - Services - 3.77%
Universal Display Corp	137	18	Aetna Inc	3,939	626
		$78	Anthem Inc	7,864	1,493
Electronics - 3.40%			Centene Corp (a)	5,233	507
Agilent Technologies Inc	269	17	Cigna Corp	14,059	2,628
Allegion PLC	295	26	HCA Healthcare Inc (a)	41	3
Amphenol Corp	55,515	4,699	Humana Inc	5,721	1,394
			LifePoint Health Inc (a)	58	3

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging (continued)
Quintiles IMS Holdings Inc (a)	256	$24	Marriott International Inc/MD	624	$69
UnitedHealth Group Inc	21,084	4,130	MGM Resorts International	187	6
WellCare Health Plans Inc (a)	134	23	Wyndham Worldwide Corp	310	33
		$10,831	Wynn Resorts Ltd	240	36
Holding Companies - Diversified - 0.00%					$1,923
Leucadia National Corp	290	7	Machinery - Construction & Mining - 0.47%
			BWX Technologies Inc	20,718	1,161
Home Builders - 0.03%			Caterpillar Inc	1,627	203
DR Horton Inc	595	24			$1,364
NVR Inc (a)	10	29	Machinery - Diversified - 2.41%
PulteGroup Inc	333	9	Cognex Corp	259	29
Thor Industries Inc	161	20	Cummins Inc	327	55
Toll Brothers Inc	276	11	Deere & Co	1,097	138
		$93	Graco Inc	176	22
Home Furnishings - 0.00%			IDEX Corp	219	27
Tempur Sealy International Inc (a)	74	5	Middleby Corp/The (a)	164	21
Whirlpool Corp	25	4	Nordson Corp	173	20
		$9	Rockwell Automation Inc	253	45
Housewares - 0.02%			Roper Technologies Inc	17,912	4,359
Scotts Miracle-Gro Co/The	120	12	Wabtec Corp/DE	28,878	2,187
Toro Co/The	339	21	Welbilt Inc (a)	437	10
Tupperware Brands Corp	180	11	Zebra Technologies Corp (a)	173	19
		$44			$6,932
Insurance - 0.15%			Media - 1.08%
Allstate Corp/The	457	42	AMC Networks Inc (a)	196	12
American International Group Inc	215	13	Cable One Inc	17	12
Aon PLC	733	107	CBS Corp	1,025	59
Arch Capital Group Ltd (a)	54	5	Charter Communications Inc (a)	6,135	2,229
Arthur J Gallagher & Co	345	21	Comcast Corp - Class A	13,721	528
Assurant Inc	50	5	FactSet Research Systems Inc	108	20
Erie Indemnity Co	52	6	Scripps Networks Interactive Inc	165	14
Marsh & McLennan Cos Inc	1,461	123	Sirius XM Holdings Inc	4,283	24
Progressive Corp/The	1,900	92	Twenty-First Century Fox Inc - A Shares	113	3
RenaissanceRe Holdings Ltd	21	3	Twenty-First Century Fox Inc - B Shares	177	5
Voya Financial Inc	57	2	Walt Disney Co/The	2,113	208
XL Group Ltd	277	11			$3,114
		$430	Mining - 0.01%
Internet - 21.38%			Freeport-McMoRan Inc (a)	827	11
Alibaba Group Holding Ltd ADR(a)	34,584	5,973	Southern Copper Corp	219	9
Alphabet Inc - A Shares (a)	8,084	7,872			$20
Alphabet Inc - C Shares (a)	8,530	8,181	Miscellaneous Manufacturers - 1.17%
Amazon.com Inc (a)	13,976	13,435	3M Co	1,148	241
CDW Corp/DE	465	31	AO Smith Corp	46,678	2,774
Dropbox Inc (a),(b),(c),(d)	1,434	13	AptarGroup Inc	50	4
Expedia Inc	348	50	Donaldson Co Inc	389	18
F5 Networks Inc (a)	196	24	Dover Corp	75	7
Facebook Inc (a)	72,050	12,312	General Electric Co	2,991	72
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	194	17	Illinois Tool Works Inc	601	89
GoDaddy Inc (a)	398	17	Ingersoll-Rand PLC	700	63
IAC/InterActiveCorp (a)	229	27	Parker-Hannifin Corp	481	84
Liberty Expedia Holdings Inc (a)	76	4			$3,352
Match Group Inc (a)	290	7	Oil & Gas - 0.05%
Netflix Inc (a)	5,462	990	Antero Resources Corp (a)	327	7
Priceline Group Inc/The (a)	4,576	8,378	Apache Corp	64	3
Shopify Inc (a)	1,458	170	Cabot Oil & Gas Corp	903	24
Tencent Holdings Ltd ADR	33,530	1,472	Cimarex Energy Co	243	28
TripAdvisor Inc (a)	61,270	2,483	Devon Energy Corp	121	4
VeriSign Inc (a)	278	30	Diamondback Energy Inc (a)	64	6
Zillow Group Inc - A Shares (a)	144	6	EOG Resources Inc	107	10
		$61,492	Gulfport Energy Corp (a)	64	1
Iron & Steel - 0.00%			Laredo Petroleum Inc (a)	493	6
Steel Dynamics Inc	121	4	Newfield Exploration Co (a)	559	17
			Parsley Energy Inc (a)	423	11
Leisure Products & Services - 0.01%			Rice Energy Inc (a)	250	7
Brunswick Corp/DE	237	13	RSP Permian Inc (a)	189	7
Polaris Industries Inc	179	19			$131
		$32	Oil & Gas Services - 0.03%
Lodging - 0.67%			Halliburton Co	1,635	75
Choice Hotels International Inc	135	8	RPC Inc	173	5
Hilton Grand Vacations Inc (a)	266	10			$80
Hilton Worldwide Holdings Inc	24,700	1,715	Packaging & Containers - 0.04%
Las Vegas Sands Corp	712	46	Ardagh Group SA	44	1
			Berry Global Group Inc (a)	375	21

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			Retail (continued)
Crown Holdings Inc (a)	271	$16	Liberty Interactive Corp QVC Group (a)	734	$17
Graphic Packaging Holding Co	676	9	Lowe's Cos Inc	3,087	247
Owens-Illinois Inc (a)	402	10	Lululemon Athletica Inc (a)	296	18
Packaging Corp of America	266	31	McDonald's Corp	1,615	253
Sealed Air Corp	297	13	Michaels Cos Inc/The (a)	331	7
Silgan Holdings Inc	242	7	MSC Industrial Direct Co Inc	69	5
		$108	Nordstrom Inc	358	17
Pharmaceuticals - 3.08%			Nu Skin Enterprises Inc	77	5
AbbVie Inc	4,378	389	O'Reilly Automotive Inc (a)	242	52
ACADIA Pharmaceuticals Inc (a)	264	10	Restaurant Brands International Inc	17,160	1,096
Agios Pharmaceuticals Inc (a)	105	7	Ross Stores Inc	15,034	970
Akorn Inc (a)	287	9	Sally Beauty Holdings Inc (a)	200	4
Alkermes PLC (a)	417	21	Starbucks Corp	48,038	2,580
AmerisourceBergen Corp	469	39	TJX Cos Inc/The	40,879	3,014
Bristol-Myers Squibb Co	1,602	102	Tractor Supply Co	362	23
DexCom Inc (a)	41,920	2,051	Ulta Beauty Inc (a)	168	38
Eli Lilly & Co	2,785	238	Walgreens Boots Alliance Inc	1,012	78
Express Scripts Holding Co (a)	249	16	Wendy's Co/The	637	10
Herbalife Ltd (a)	216	15	Williams-Sonoma Inc	85	4
Johnson & Johnson	1,203	156	Yum China Holdings Inc	941	38
McKesson Corp	116	18	Yum! Brands Inc	13,388	986
Merck & Co Inc	19,177	1,228			$16,577
Neurocrine Biosciences Inc (a)	239	15	Semiconductors - 2.65%
Premier Inc (a)	127	4	Analog Devices Inc	722	62
TESARO Inc (a)	101	13	Applied Materials Inc	4,542	237
Zoetis Inc	71,204	4,540	ASML Holding NV - NY Reg Shares	3,190	546
		$8,871	Broadcom Ltd	799	194
Pipelines - 0.03%			IPG Photonics Corp (a)	117	22
Cheniere Energy Inc (a)	376	17	KLA-Tencor Corp	462	49
ONEOK Inc	1,060	59	Lam Research Corp	875	162
Williams Cos Inc/The	375	11	Maxim Integrated Products Inc	825	39
		$87	Microchip Technology Inc	663	60
Real Estate - 0.01%			Micron Technology Inc (a)	1,563	61
CBRE Group Inc (a)	378	14	Microsemi Corp (a)	296	15
			NVIDIA Corp	2,865	512
REITs - 2.25%			NXP Semiconductors NV (a)	36,329	4,108
American Tower Corp	1,494	204	ON Semiconductor Corp (a)	1,274	24
CoreSite Realty Corp	99	11	Qorvo Inc (a)	212	15
Crown Castle International Corp	17,006	1,701	Skyworks Solutions Inc	539	55
CubeSmart	362	9	Teradyne Inc	607	23
CyrusOne Inc	209	12	Texas Instruments Inc	1,973	177
Digital Realty Trust Inc	727	86	Xilinx Inc	17,762	1,258
Douglas Emmett Inc	347	14			$7,619
Equinix Inc	154	69	Shipbuilding - 0.01%
Equity LifeStyle Properties Inc	235	20	Huntington Ingalls Industries Inc	116	26
Extra Space Storage Inc	294	24
Federal Realty Investment Trust	80	10	Software - 10.89%
Gaming and Leisure Properties Inc	202	7	Activision Blizzard Inc	2,389	154
Iron Mountain Inc	637	25	Adobe Systems Inc (a)	34,482	5,144
Lamar Advertising Co	210	14	ANSYS Inc (a)	16,279	1,998
Outfront Media Inc	81	2	athenahealth Inc (a)	121	15
Public Storage	292	62	Autodesk Inc (a)	335	38
SBA Communications Corp (a)	28,459	4,100	Black Knight Financial Services Inc (a)	160	7
Simon Property Group Inc	556	90	Broadridge Financial Solutions Inc	375	30
Taubman Centers Inc	89	4	Cadence Design Systems Inc (a)	879	35
		$6,464	CDK Global Inc	428	27
Retail - 5.76%			Cerner Corp (a)	825	59
AutoZone Inc (a)	66	39	Citrix Systems Inc (a)	467	36
Burlington Stores Inc (a)	139	13	Dun & Bradstreet Corp/The	63	7
CarMax Inc (a)	527	40	Electronic Arts Inc (a)	8,099	956
Coach Inc	190	8	Fidelity National Information Services Inc	369	34
Copart Inc (a)	625	22	First Data Corp (a)	1,460	26
Costco Wholesale Corp	20,122	3,306	Fiserv Inc (a)	710	91
Darden Restaurants Inc	381	30	Guidewire Software Inc (a)	124	10
Dick's Sporting Goods Inc	194	5	Intuit Inc	36,762	5,226
Dollar General Corp	27,663	2,242	Jack Henry & Associates Inc	246	25
Dollar Tree Inc (a)	634	55	Manhattan Associates Inc (a)	257	11
Domino's Pizza Inc	145	29	Microsoft Corp	107,815	8,031
Floor & Decor Holdings Inc (a)	134	5	MSCI Inc	252	29
Foot Locker Inc	45	2	Oracle Corp	1,033	50
Gap Inc/The	124	4	Paychex Inc	916	55
Home Depot Inc/The	8,042	1,315	Red Hat Inc (a)	14,226	1,577
			salesforce.com Inc (a)	65,550	6,124

See accompanying notes.

     Schedule of Investments

LargeCap Growth Account I

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Software (continued)			Software - 0.05%
ServiceNow Inc (a)	10,724	$1,260	Magic Leap Inc 0.00% (a),(c),(d)	5,653	$130
SS&C Technologies Holdings Inc	538	22
Synopsys Inc (a)	91	7	TOTAL PREFERRED STOCKS		$390
Tableau Software Inc (a)	195	15	Total Investments		$288,419
Take-Two Interactive Software Inc (a)	333	34	Other Assets and Liabilities - (0.26)%		$(755)
Tyler Technologies Inc (a)	102	18	TOTAL NET ASSETS - 100.00%		$287,664
Veeva Systems Inc (a)	365	20
VMware Inc (a)	238	26
Workday Inc (a)	1,249	132	(a) Non-Income Producing Security
		$31,329	(b)	The value of these investments was determined using significant
Telecommunications - 0.57%			unobservable inputs.
Arista Networks Inc (a)	164	31	(c)		Restricted Security. Please see Restricted Security Sub-Schedule for more
CommScope Holding Co Inc (a)	300	10	information.
LogMeIn Inc	99	11	(d)		Fair value of these investments is determined in good faith by the Manager
Motorola Solutions Inc	76	6	under procedures established and periodically reviewed by the Board of
T-Mobile US Inc (a)	20,627	1,272	Directors. Certain inputs used in the valuation may be unobservable;
Verizon Communications Inc	5,615	278	however, each security is evaluated individually for purposes of ASC 820
Zayo Group Holdings Inc (a)	509	18	which results in not all securities being identified as Level 3 of the fair
		$1,626	value hierarchy. At the end of the period, the fair value of these securities
Textiles - 0.00%			totaled $1,371 or 0.48% of net assets.
Mohawk Industries Inc (a)	21	5

Toys, Games & Hobbies - 0.01%			Portfolio Summary (unaudited)
Hasbro Inc	268	26	Sector		Percent
			Consumer, Non-cyclical		27.16%
Transportation - 0.24%			Communications		23.47%
CH Robinson Worldwide Inc	402	31	Technology		17.33%
CSX Corp	1,546	84	Industrial		10.47%
Expeditors International of Washington Inc	388	23	Financial		9.21%
FedEx Corp	489	110	Consumer, Cyclical		8.43%
Landstar System Inc	143	14	Investment Companies		3.63%
Old Dominion Freight Line Inc	131	14	Basic Materials		0.33%
Union Pacific Corp	2,238	260	Utilities		0.12%
United Parcel Service Inc	1,363	164	Energy		0.11%
		$700	Diversified		0.00%
Water - 0.12%			Other Assets and Liabilities		(0.26)%
American Water Works Co Inc	4,117	333	TOTAL NET ASSETS		100.00%

TOTAL COMMON STOCKS		$276,625
INVESTMENT COMPANIES - 3.63%	Shares Held	Value (000's)
Money Market Funds - 3.63%
BlackRock Liquidity Funds FedFund Portfolio	3,597,120	3,597
Cash Account Trust - Government & Agency	1,529,703	1,530
Portfolio - Government Cash Managed
First American Government Obligations Fund	5,326,147	5,326
		$10,453
TOTAL INVESTMENT COMPANIES		$10,453
CONVERTIBLE PREFERRED STOCKS -
0.33%	Shares Held	Value (000's)
Internet - 0.33%
Airbnb Inc - Series D 0.00% (a),(b),(c),(d)	3,936	$442
Airbnb Inc - Series E 0.00% (a),(b),(c),(d)	1,119	126
Dropbox Inc 0.00% (a),(b),(c),(d)	8,228	103
Flipkart Online Services Pvt Ltd Series A	68	6
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C	117	10
0.00% (a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E	220	19
0.00% (a),(b),(c),(d)
Uber Technologies Inc 0.00% (a),(b),(c),(d)	5,740	245
		$951
TOTAL CONVERTIBLE PREFERRED STOCKS		$951
PREFERRED STOCKS - 0.14%	Shares Held	Value (000's)
Internet - 0.09%
Flipkart Online Services Pvt Ltd Series G	985	118
0.00% (a),(b),(c),(d)
Uber Technologies Inc 0.00% (a),(b),(c),(d)	3,311	142
		$260

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
September 30, 2017 (unaudited)

Restricted Securities

Security Name	Acquisition Date		Cost		Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014		$160	$442	0.15%
Airbnb Inc - Series E		07/14/2015		104	126	0.04%
Dropbox Inc		11/07/2014		27	13	0.00%
Dropbox Inc		01/30/2014		157	103	0.04%
Flipkart Online Services Pvt Ltd		03/19/2015		22	17	0.01%
Flipkart Online Services Pvt Ltd Series A		03/19/2015		8	6	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015		14	10	0.00%
Flipkart Online Services Pvt Ltd Series E		03/19/2015		25	19	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014		118	118	0.04%
Magic Leap Inc		01/20/2016		130	130	0.05%
Uber Technologies Inc		12/03/2015		162	142	0.05%
Uber Technologies Inc		12/05/2014		191	245	0.09%
Total					$1,371	0.48%

Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2017	Long	53	$6,668			$121
Total						$121

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2017 (unaudited)

COMMON STOCKS - 97.83%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Beverages (continued)
Interpublic Group of Cos Inc/The	44,691	$929	Coca-Cola Co/The	436,243	$19,635
Omnicom Group Inc	26,223	1,943	Constellation Brands Inc	19,535	3,896
		$2,872	Dr Pepper Snapple Group Inc	20,651	1,827
Aerospace & Defense - 2.45%			Molson Coors Brewing Co	20,988	1,714
Arconic Inc	44,105	1,097	Monster Beverage Corp (a)	47,133	2,604
Boeing Co/The	63,141	16,051	PepsiCo Inc	162,336	18,089
General Dynamics Corp	31,649	6,507			$48,974
Harris Corp	13,610	1,792	Biotechnology - 2.61%
L3 Technologies Inc	8,888	1,675	Alexion Pharmaceuticals Inc (a)	25,363	3,558
Lockheed Martin Corp	28,472	8,835	Amgen Inc	82,921	15,461
Northrop Grumman Corp	19,790	5,694	Biogen Inc (a)	24,027	7,523
Raytheon Co	32,984	6,154	Celgene Corp (a)	88,906	12,964
Rockwell Collins Inc	18,463	2,413	Gilead Sciences Inc	148,406	12,024
TransDigm Group Inc	5,486	1,403	Illumina Inc (a)	16,591	3,305
United Technologies Corp	84,419	9,799	Incyte Corp (a)	19,402	2,265
		$61,420	Regeneron Pharmaceuticals Inc (a)	8,730	3,904
Agriculture - 1.44%			Vertex Pharmaceuticals Inc (a)	28,651	4,356
Altria Group Inc	218,028	13,827			$65,360
Archer-Daniels-Midland Co	63,928	2,718	Building Materials - 0.40%
Philip Morris International Inc	176,500	19,593	Fortune Brands Home & Security Inc	17,501	1,177
		$36,138	Johnson Controls International plc	105,958	4,269
Airlines - 0.49%			Martin Marietta Materials Inc	7,140	1,472
Alaska Air Group Inc	14,037	1,071	Masco Corp	36,205	1,412
American Airlines Group Inc	49,256	2,339	Vulcan Materials Co	15,032	1,798
Delta Air Lines Inc	75,697	3,650			$10,128
Southwest Airlines Co	62,579	3,503	Chemicals - 2.01%
United Continental Holdings Inc (a)	29,386	1,789	Air Products & Chemicals Inc	24,768	3,745
		$12,352	Albemarle Corp	12,554	1,711
Apparel - 0.53%			CF Industries Holdings Inc	26,506	932
Hanesbrands Inc	41,420	1,021	DowDuPont Inc	265,152	18,357
Michael Kors Holdings Ltd (a)	17,228	824	Eastman Chemical Co	16,463	1,490
NIKE Inc	149,319	7,742	FMC Corp	15,242	1,361
Ralph Lauren Corp	6,293	556	International Flavors & Fragrances Inc	8,974	1,283
Under Armour Inc - Class A (a)	21,017	346	LyondellBasell Industries NV	36,883	3,653
Under Armour Inc - Class C (a)	21,152	318	Monsanto Co	49,925	5,982
VF Corp	37,127	2,360	Mosaic Co/The	39,890	861
		$13,167	PPG Industries Inc	29,146	3,167
Automobile Manufacturers - 0.57%			Praxair Inc	32,508	4,543
Ford Motor Co	444,466	5,320	Sherwin-Williams Co/The	9,341	3,344
General Motors Co	149,038	6,018			$50,429
PACCAR Inc	39,930	2,889	Commercial Services - 1.64%
		$14,227	Automatic Data Processing Inc	50,499	5,521
Automobile Parts & Equipment - 0.20%			Cintas Corp	9,705	1,400
BorgWarner Inc	22,546	1,155	Ecolab Inc	29,597	3,806
Delphi Automotive PLC	30,324	2,984	Equifax Inc	13,679	1,450
Goodyear Tire & Rubber Co/The	28,610	951	Gartner Inc (a)	10,295	1,281
		$5,090	Global Payments Inc	17,328	1,647
Banks - 7.67%			H&R Block Inc	23,757	629
			IHS Markit Ltd (a)	41,282	1,820
Bank of America Corp	1,115,052	28,255
Bank of New York Mellon Corp/The	117,408	6,225	Moody's Corp	18,883	2,629
BB&T Corp	91,833	4,311	Nielsen Holdings PLC	38,168	1,582
			PayPal Holdings Inc (a)	128,443	8,224
Capital One Financial Corp	54,967	4,654	Quanta Services Inc (a)	17,180	642
Citigroup Inc	309,622	22,522
Citizens Financial Group Inc	56,896	2,155	Robert Half International Inc	14,340	722
Comerica Inc	19,990	1,524	S&P Global Inc	29,205	4,565
Fifth Third Bancorp	83,722	2,343	Total System Services Inc	19,052	1,248
			United Rentals Inc (a)	9,604	1,332
Goldman Sachs Group Inc/The	40,887	9,698	Verisk Analytics Inc (a)	17,662	1,469
Huntington Bancshares Inc/OH	123,870	1,729
JPMorgan Chase & Co	399,899	38,194	Western Union Co/The	52,729	1,012
KeyCorp	123,590	2,326			$40,979
M&T Bank Corp	17,265	2,780	Computers - 5.36%
Morgan Stanley	160,708	7,741	Accenture PLC - Class A	70,228	9,486
Northern Trust Corp	24,407	2,244	Apple Inc	586,983	90,466
PNC Financial Services Group Inc/The	54,458	7,339	Cognizant Technology Solutions Corp	67,118	4,869
Regions Financial Corp	135,810	2,068	CSRA Inc	18,577	599
State Street Corp	42,496	4,060	DXC Technology Co	32,347	2,778
SunTrust Banks Inc	54,540	3,260	Hewlett Packard Enterprise Co	186,670	2,746
US Bancorp	180,590	9,678	HP Inc	189,809	3,789
Wells Fargo & Co	507,697	28,000	International Business Machines Corp	98,493	14,289
Zions Bancorporation	22,974	1,084	NetApp Inc	30,655	1,341
		$192,190	Seagate Technology PLC	32,709	1,085
Beverages - 1.96%			Western Digital Corp	33,509	2,895
Brown-Forman Corp - B Shares	22,253	1,209			$134,343

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.36%			Electronics (continued)
Avery Dennison Corp	10,044	$988	Amphenol Corp	34,711	$2,938
Church & Dwight Co Inc	28,354	1,374	Corning Inc	102,638	3,071
Clorox Co/The	14,667	1,934	FLIR Systems Inc	15,591	607
Kimberly-Clark Corp	40,150	4,725	Fortive Corp	34,659	2,453
		$9,021	Garmin Ltd	12,610	681
Cosmetics & Personal Care - 1.49%			Honeywell International Inc	86,633	12,279
Colgate-Palmolive Co	100,099	7,292	Mettler-Toledo International Inc (a)	2,916	1,826
Coty Inc	53,601	886	PerkinElmer Inc	12,525	864
Estee Lauder Cos Inc/The	25,441	2,744	TE Connectivity Ltd	40,158	3,336
Procter & Gamble Co/The (b)	289,786	26,365	Waters Corp (a)	9,071	1,628
		$37,287			$32,960
Distribution & Wholesale - 0.15%			Engineering & Construction - 0.06%
Fastenal Co	32,726	1,492	Fluor Corp	15,898	669
LKQ Corp (a)	35,099	1,263	Jacobs Engineering Group Inc	13,672	797
WW Grainger Inc	5,966	1,072			$1,466
		$3,827	Environmental Control - 0.24%
Diversified Financial Services - 3.51%			Republic Services Inc	26,023	1,719
Affiliated Managers Group Inc	6,358	1,207	Stericycle Inc (a)	9,697	694
Alliance Data Systems Corp	5,485	1,215	Waste Management Inc	46,005	3,601
American Express Co	83,379	7,543			$6,014
Ameriprise Financial Inc	17,039	2,531	Food - 1.31%
BlackRock Inc	14,086	6,298	Campbell Soup Co	22,042	1,032
CBOE Holdings Inc	12,815	1,379	Conagra Brands Inc	47,235	1,594
Charles Schwab Corp/The	135,439	5,924	General Mills Inc	65,581	3,394
CME Group Inc	38,627	5,241	Hershey Co/The	16,058	1,753
Discover Financial Services	42,314	2,728	Hormel Foods Corp	30,633	985
E*TRADE Financial Corp (a)	31,257	1,363	JM Smucker Co/The	12,907	1,354
Franklin Resources Inc	37,393	1,664	Kellogg Co	28,239	1,761
Intercontinental Exchange Inc	66,876	4,594	Kraft Heinz Co/The	67,837	5,261
Invesco Ltd	46,235	1,620	Kroger Co/The	101,975	2,046
Mastercard Inc	106,114	14,983	McCormick & Co Inc/MD	13,513	1,387
Nasdaq Inc	13,268	1,029	Mondelez International Inc	171,329	6,966
Navient Corp	31,149	468	Sysco Corp	55,189	2,977
Raymond James Financial Inc	14,583	1,230	Tyson Foods Inc	32,872	2,316
Synchrony Financial	84,959	2,638			$32,826
T Rowe Price Group Inc	27,314	2,476	Forest Products & Paper - 0.11%
Visa Inc	207,891	21,879	International Paper Co	46,922	2,666
		$88,010
Electric - 2.82%			Gas - 0.17%
AES Corp/VA	75,032	827	NiSource Inc	37,031	948
Alliant Energy Corp	26,258	1,092	Sempra Energy	28,532	3,256
Ameren Corp	27,572	1,595			$4,204
American Electric Power Co Inc	55,893	3,926	Hand & Machine Tools - 0.14%
CenterPoint Energy Inc	48,981	1,431	Snap-on Inc	6,543	975
CMS Energy Corp	32,047	1,484	Stanley Black & Decker Inc	17,404	2,627
Consolidated Edison Inc	35,208	2,841			$3,602
Dominion Energy Inc	73,024	5,618	Healthcare - Products - 3.16%
DTE Energy Co	20,385	2,188	Abbott Laboratories	197,444	10,536
Duke Energy Corp	79,535	6,675	Align Technology Inc (a)	8,197	1,527
Edison International	37,025	2,857	Baxter International Inc	56,965	3,575
Entergy Corp	20,401	1,558	Becton Dickinson and Co	25,860	5,067
Eversource Energy	36,010	2,176	Boston Scientific Corp (a)	155,929	4,548
Exelon Corp	109,105	4,110	Cooper Cos Inc/The	5,552	1,316
FirstEnergy Corp	50,491	1,557	CR Bard Inc	8,258	2,647
NextEra Energy Inc	53,202	7,797	Danaher Corp	69,472	5,959
NRG Energy Inc	34,164	874	DENTSPLY SIRONA Inc	26,081	1,560
PG&E Corp	58,277	3,968	Edwards Lifesciences Corp (a)	23,995	2,623
Pinnacle West Capital Corp	12,684	1,073	Henry Schein Inc (a)	18,030	1,478
PPL Corp	77,637	2,946	Hologic Inc (a)	31,873	1,169
Public Service Enterprise Group Inc	57,488	2,659	IDEXX Laboratories Inc (a)	9,918	1,542
SCANA Corp	16,241	787	Intuitive Surgical Inc (a)	4,237	4,431
Southern Co/The	113,581	5,581	Medtronic PLC	153,936	11,972
WEC Energy Group Inc	35,863	2,251	Patterson Cos Inc	9,359	362
Xcel Energy Inc	57,703	2,730	ResMed Inc	16,160	1,244
		$70,601	Stryker Corp	36,557	5,192
Electrical Components & Equipment - 0.28%			Thermo Fisher Scientific Inc	45,479	8,605
Acuity Brands Inc	4,783	819	Varian Medical Systems Inc (a)	10,432	1,044
AMETEK Inc	26,227	1,732	Zimmer Biomet Holdings Inc	22,977	2,690
Emerson Electric Co	72,733	4,571			$79,087
		$7,122	Healthcare - Services - 2.18%
Electronics - 1.32%			Aetna Inc	37,694	5,994
Agilent Technologies Inc	36,516	2,344	Anthem Inc	29,840	5,666
Allegion PLC	10,794	933	Centene Corp (a)	19,600	1,897

See accompanying notes.

     Schedule of Investments

LargeCap S&P 500 Index Account

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Leisure Products & Services (continued)
Cigna Corp	28,612	$5,349	Royal Caribbean Cruises Ltd	19,553	$2,318
DaVita Inc (a)	17,382	1,032			$6,245
Envision Healthcare Corp (a)	13,730	617	Lodging - 0.40%
HCA Healthcare Inc (a)	32,842	2,614	Hilton Worldwide Holdings Inc	23,212	1,612
Humana Inc	16,423	4,001	Marriott International Inc/MD	35,551	3,920
Laboratory Corp of America Holdings (a)	11,568	1,746	MGM Resorts International	58,828	1,917
Quest Diagnostics Inc	15,500	1,451	Wyndham Worldwide Corp	11,680	1,231
Quintiles IMS Holdings Inc (a)	17,224	1,638	Wynn Resorts Ltd	9,091	1,354
UnitedHealth Group Inc	109,874	21,519			$10,034
Universal Health Services Inc	10,043	1,114	Machinery - Construction & Mining - 0.33%
		$54,638	Caterpillar Inc	67,159	8,375
Holding Companies - Diversified - 0.04%
Leucadia National Corp	35,983	909	Machinery - Diversified - 0.60%
			Cummins Inc	17,906	3,009
Home Builders - 0.15%			Deere & Co	36,349	4,565
DR Horton Inc	38,705	1,546	Flowserve Corp	14,846	632
Lennar Corp - A Shares	23,091	1,219	Rockwell Automation Inc	14,587	2,600
PulteGroup Inc	31,543	862	Roper Technologies Inc	11,616	2,827
		$3,627	Xylem Inc/NY	20,406	1,278
Home Furnishings - 0.09%					$14,911
Leggett & Platt Inc	15,033	717	Media - 2.68%
Whirlpool Corp	8,293	1,530	CBS Corp	41,371	2,400
		$2,247	Charter Communications Inc (a)	22,858	8,307
Housewares - 0.10%			Comcast Corp - Class A	534,560	20,570
Newell Brands Inc	55,695	2,377	Discovery Communications Inc - A Shares (a)	17,492	372
			Discovery Communications Inc - C Shares (a)	23,095	468
Insurance - 4.20%			DISH Network Corp (a)	25,873	1,403
Aflac Inc	44,914	3,656	News Corp - A Shares	43,431	576
Allstate Corp/The	41,065	3,774	News Corp - B Shares	13,838	189
American International Group Inc	102,664	6,303	Scripps Networks Interactive Inc	10,904	937
Aon PLC	28,903	4,223	Time Warner Inc	88,389	9,055
Arthur J Gallagher & Co	20,474	1,260	Twenty-First Century Fox Inc - A Shares	119,611	3,155
Assurant Inc	6,123	585	Twenty-First Century Fox Inc - B Shares	49,909	1,287
Berkshire Hathaway Inc - Class B (a)	218,663	40,085	Viacom Inc - B Shares	40,083	1,116
Brighthouse Financial Inc (a)	10,889	662	Walt Disney Co/The	175,402	17,289
Chubb Ltd	52,890	7,539			$67,124
Cincinnati Financial Corp	16,958	1,298	Mining - 0.18%
Everest Re Group Ltd	4,667	1,066	Freeport-McMoRan Inc (a)	152,908	2,147
Hartford Financial Services Group Inc/The	41,399	2,295	Newmont Mining Corp	60,597	2,273
Lincoln National Corp	25,174	1,850			$4,420
Loews Corp	31,366	1,501	Miscellaneous Manufacturers - 2.31%
Marsh & McLennan Cos Inc	58,243	4,881	3M Co	67,816	14,235
MetLife Inc	120,785	6,275	AO Smith Corp	16,640	989
Progressive Corp/The	66,127	3,202	Dover Corp	17,690	1,617
Prudential Financial Inc	48,524	5,159	Eaton Corp PLC	50,547	3,881
Torchmark Corp	12,293	985	General Electric Co	983,899	23,791
Travelers Cos Inc/The	31,358	3,842	Illinois Tool Works Inc	35,198	5,208
Unum Group	25,647	1,311	Ingersoll-Rand PLC	28,827	2,570
Willis Towers Watson PLC	15,260	2,354	Parker-Hannifin Corp	15,128	2,648
XL Group Ltd	29,312	1,156	Pentair PLC	18,767	1,275
		$105,262	Textron Inc	30,082	1,621
Internet - 7.41%					$57,835
Alphabet Inc - A Shares (a)	33,870	32,980	Office & Business Equipment - 0.03%
Alphabet Inc - C Shares (a)	34,303	32,900	Xerox Corp	24,260	808
Amazon.com Inc (a)	45,310	43,559
eBay Inc (a)	113,117	4,350	Oil & Gas - 4.78%
Expedia Inc	13,884	1,998	Anadarko Petroleum Corp	63,677	3,110
F5 Networks Inc (a)	7,221	871	Andeavor	16,403	1,692
Facebook Inc (a)	269,367	46,027	Apache Corp	43,289	1,983
Netflix Inc (a)	49,064	8,898	Cabot Oil & Gas Corp	52,557	1,406
Priceline Group Inc/The (a)	5,575	10,207	Chesapeake Energy Corp (a)	103,193	444
Symantec Corp	69,837	2,291	Chevron Corp	215,350	25,303
TripAdvisor Inc (a)	12,309	499	Cimarex Energy Co	10,827	1,231
VeriSign Inc (a)	9,765	1,039	Concho Resources Inc (a)	16,899	2,226
		$185,619	ConocoPhillips	138,295	6,922
Iron & Steel - 0.08%			Devon Energy Corp	59,741	2,193
Nucor Corp	36,300	2,034	EOG Resources Inc	65,622	6,348
			EQT Corp	19,696	1,285
Leisure Products & Services - 0.25%			Exxon Mobil Corp	481,528	39,476
Carnival Corp	46,346	2,992	Helmerich & Payne Inc	12,339	643
Harley-Davidson Inc	19,387	935	Hess Corp	30,708	1,440
			Marathon Oil Corp	96,594	1,310
			Marathon Petroleum Corp	57,530	3,226

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Newfield Exploration Co (a)	22,637	$672	SL Green Realty Corp	11,246	$1,139
Noble Energy Inc	55,292	1,568	UDR Inc	30,407	1,156
Occidental Petroleum Corp	86,888	5,579	Ventas Inc	40,473	2,636
Phillips 66	48,828	4,473	Vornado Realty Trust	19,592	1,506
Pioneer Natural Resources Co	19,329	2,852	Welltower Inc	41,920	2,946
Range Resources Corp	25,659	502	Weyerhaeuser Co	85,565	2,912
Valero Energy Corp	50,190	3,861			$71,916
		$119,745	Retail - 5.34%
Oil & Gas Services - 0.81%			Advance Auto Parts Inc	8,393	833
Baker Hughes a GE Co	48,642	1,781	AutoZone Inc (a)	3,185	1,895
Halliburton Co	98,625	4,540	Best Buy Co Inc	30,150	1,717
National Oilwell Varco Inc	43,188	1,543	CarMax Inc (a)	20,824	1,579
Schlumberger Ltd	157,901	11,015	Chipotle Mexican Grill Inc (a)	2,850	877
TechnipFMC PLC (a)	49,910	1,394	Coach Inc	32,112	1,293
		$20,273	Costco Wholesale Corp	49,842	8,189
Packaging & Containers - 0.22%			CVS Health Corp	115,523	9,394
Ball Corp	39,977	1,651	Darden Restaurants Inc	14,245	1,122
Packaging Corp of America	10,721	1,230	Dollar General Corp	29,605	2,399
Sealed Air Corp	21,595	923	Dollar Tree Inc (a)	26,915	2,337
WestRock Co	28,864	1,637	Foot Locker Inc	14,920	525
		$5,441	Gap Inc/The	24,956	737
Pharmaceuticals - 5.89%			Genuine Parts Co	16,686	1,596
AbbVie Inc	181,154	16,097	Home Depot Inc/The	133,962	21,911
Allergan PLC	37,990	7,786	Kohl's Corp	19,157	875
AmerisourceBergen Corp	18,426	1,525	L Brands Inc	28,359	1,180
Bristol-Myers Squibb Co	186,363	11,879	Lowe's Cos Inc	95,938	7,669
Cardinal Health Inc	35,962	2,407	Macy's Inc	34,610	755
Eli Lilly & Co	110,104	9,418	McDonald's Corp	92,048	14,422
Express Scripts Holding Co (a)	65,633	4,156	Nordstrom Inc	13,224	624
Johnson & Johnson	305,013	39,655	O'Reilly Automotive Inc (a)	10,001	2,154
McKesson Corp	23,894	3,670	PVH Corp	8,798	1,109
Merck & Co Inc	310,827	19,902	Ross Stores Inc	44,227	2,856
Mylan NV (a)	60,943	1,912	Signet Jewelers Ltd	6,870	457
Perrigo Co PLC	15,071	1,276	Starbucks Corp	164,086	8,813
Pfizer Inc (b)	678,193	24,211	Target Corp	62,068	3,663
Zoetis Inc	55,774	3,556	Tiffany & Co	11,602	1,065
		$147,450	TJX Cos Inc/The	72,306	5,331
Pipelines - 0.38%			Tractor Supply Co	14,398	911
			Ulta Beauty Inc (a)	6,631	1,499
Kinder Morgan Inc/DE	218,179	4,185
ONEOK Inc	43,171	2,392	Walgreens Boots Alliance Inc	104,582	8,076
Williams Cos Inc/The	93,942	2,819	Wal-Mart Stores Inc	166,339	12,998
		$9,396	Yum! Brands Inc	39,180	2,884
Real Estate - 0.05%					$133,745
CBRE Group Inc (a)	34,178	1,295	Savings & Loans - 0.03%
			People's United Financial Inc	39,131	710
REITs - 2.87%
Alexandria Real Estate Equities Inc	10,639	1,266	Semiconductors - 3.65%
			Advanced Micro Devices Inc (a)	91,454	1,166
American Tower Corp	48,772	6,666
Apartment Investment & Management Co	17,844	783	Analog Devices Inc	41,782	3,600
AvalonBay Communities Inc	15,691	2,800	Applied Materials Inc	121,196	6,313
Boston Properties Inc	17,537	2,155	Broadcom Ltd	46,205	11,207
Crown Castle International Corp	46,168	4,616	Intel Corp	534,000	20,335
Digital Realty Trust Inc	23,252	2,751	KLA-Tencor Corp	17,823	1,889
Duke Realty Corp	40,425	1,165	Lam Research Corp	18,461	3,416
Equinix Inc	8,853	3,951	Microchip Technology Inc	26,447	2,374
			Micron Technology Inc (a)	126,603	4,979
Equity Residential	41,742	2,752
Essex Property Trust Inc	7,499	1,905	NVIDIA Corp	68,185	12,190
			Qorvo Inc (a)	14,463	1,022
Extra Space Storage Inc	14,308	1,144
Federal Realty Investment Trust	8,210	1,020	QUALCOMM Inc	167,897	8,704
GGP Inc	71,164	1,478	Skyworks Solutions Inc	20,880	2,128
HCP Inc	53,293	1,483	Texas Instruments Inc	112,509	10,085
Host Hotels & Resorts Inc	84,100	1,555	Xilinx Inc	28,251	2,001
Iron Mountain Inc	30,046	1,169			$91,409
Kimco Realty Corp	48,372	946	Software - 5.37%
Macerich Co/The	12,373	680	Activision Blizzard Inc	85,789	5,534
Mid-America Apartment Communities Inc	12,910	1,380	Adobe Systems Inc (a)	56,070	8,365
Prologis Inc	60,441	3,836	Akamai Technologies Inc (a)	19,480	949
Public Storage	17,005	3,639	ANSYS Inc (a)	9,632	1,182
Realty Income Corp	31,145	1,781	Autodesk Inc (a)	24,909	2,796
Regency Centers Corp	16,815	1,043	CA Inc	35,905	1,198
SBA Communications Corp (a)	13,677	1,970	Cadence Design Systems Inc (a)	31,842	1,257
Simon Property Group Inc	35,323	5,687	Cerner Corp (a)	35,797	2,553
			Citrix Systems Inc (a)	16,357	1,257

See accompanying notes.

     Schedule of Investments

LargeCap S&P 500 Index Account

September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Electronic Arts Inc (a)	35,084	$4,142	Consumer, Non-cyclical	22.13%
Fidelity National Information Services Inc	37,776	3,528	Financial	18.33%
Fiserv Inc (a)	23,917	3,084	Technology	14.32%
Intuit Inc	27,660	3,932	Communications	13.20%
Microsoft Corp	875,293	65,201	Industrial	9.99%
Oracle Corp	343,170	16,592	Consumer, Cyclical	8.41%
Paychex Inc	36,349	2,179	Energy	5.97%
Red Hat Inc (a)	20,166	2,236	Utilities	3.06%
salesforce.com Inc (a)	77,590	7,248	Basic Materials	2.38%
Synopsys Inc (a)	17,073	1,375	Investment Companies	2.10%
		$134,608	Diversified	0.04%
Telecommunications - 3.00%			Other Assets and Liabilities	0.07%
AT&T Inc	697,756	27,331	TOTAL NET ASSETS	100.00%
CenturyLink Inc	62,457	1,180
Cisco Systems Inc	568,212	19,109
Juniper Networks Inc	43,219	1,203
Level 3 Communications Inc (a)	33,385	1,779
Motorola Solutions Inc	18,484	1,569
Verizon Communications Inc	463,584	22,943
		$75,114
Textiles - 0.07%
Mohawk Industries Inc (a)	7,181	1,777

Toys, Games & Hobbies - 0.07%
Hasbro Inc	12,935	1,263
Mattel Inc	38,947	603
		$1,866
Transportation - 1.64%
CH Robinson Worldwide Inc	15,946	1,213
CSX Corp	103,789	5,632
Expeditors International of Washington Inc	20,539	1,229
FedEx Corp	28,046	6,327
JB Hunt Transport Services Inc	9,700	1,077
Kansas City Southern	11,979	1,302
Norfolk Southern Corp	32,748	4,331
Union Pacific Corp	90,956	10,548
United Parcel Service Inc	78,272	9,400
		$41,059
Water - 0.07%
American Water Works Co Inc	20,260	1,639

TOTAL COMMON STOCKS		$2,450,270
INVESTMENT COMPANIES - 2.10%	Shares Held	Value (000's)
Exchange Traded Funds - 0.14%
iShares Core S&P 500 ETF	14,316	3,621

Money Market Funds - 1.96%
BlackRock Liquidity Funds FedFund Portfolio	49,071,886	49,072

TOTAL INVESTMENT COMPANIES		$52,693
Total Investments		$2,502,963
Other Assets and Liabilities - 0.07%		$1,714
TOTAL NET ASSETS - 100.00%		$2,504,677

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $7,018 or 0.28% of net assets.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2017	Long	391	$49,190	$455
Total				$455
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2017 (unaudited)

COMMON STOCKS - 93.79%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Beverages (continued)
Interpublic Group of Cos Inc/The	3,748	$78	Coca-Cola Co/The	36,587	$1,647
Omnicom Group Inc	2,199	163	Constellation Brands Inc	1,638	327
		$241	Dr Pepper Snapple Group Inc	1,732	153
Aerospace & Defense - 2.35%			Molson Coors Brewing Co	1,760	144
Arconic Inc	3,699	92	Monster Beverage Corp (a)	3,953	218
Boeing Co/The	5,295	1,346	PepsiCo Inc	13,614	1,517
General Dynamics Corp	2,654	546			$4,107
Harris Corp	1,141	150	Biotechnology - 2.50%
L3 Technologies Inc	745	140	Alexion Pharmaceuticals Inc (a)	2,127	299
Lockheed Martin Corp	2,387	741	Amgen Inc	6,954	1,297
Northrop Grumman Corp	1,659	477	Biogen Inc (a)	2,015	631
Raytheon Co	2,766	516	Celgene Corp (a)	7,456	1,087
Rockwell Collins Inc	1,548	202	Gilead Sciences Inc	12,446	1,008
TransDigm Group Inc	460	118	Illumina Inc (a)	1,391	277
United Technologies Corp	7,080	822	Incyte Corp (a)	1,627	190
		$5,150	Regeneron Pharmaceuticals Inc (a)	732	327
Agriculture - 1.38%			Vertex Pharmaceuticals Inc (a)	2,402	365
Altria Group Inc	18,285	1,160			$5,481
Archer-Daniels-Midland Co	5,361	228	Building Materials - 0.39%
Philip Morris International Inc	14,802	1,643	Fortune Brands Home & Security Inc	1,467	99
		$3,031	Johnson Controls International plc	8,886	358
Airlines - 0.47%			Martin Marietta Materials Inc	598	123
Alaska Air Group Inc	1,177	90	Masco Corp	3,036	118
American Airlines Group Inc	4,131	196	Vulcan Materials Co	1,260	151
Delta Air Lines Inc	6,348	306			$849
Southwest Airlines Co	5,248	294	Chemicals - 1.93%
United Continental Holdings Inc (a)	2,464	150	Air Products & Chemicals Inc	2,077	314
		$1,036	Albemarle Corp	1,052	143
Apparel - 0.50%			CF Industries Holdings Inc	2,223	78
Hanesbrands Inc	3,473	86	DowDuPont Inc	22,237	1,540
Michael Kors Holdings Ltd (a)	1,444	69	Eastman Chemical Co	1,380	125
NIKE Inc	12,523	649	FMC Corp	1,278	114
Ralph Lauren Corp	527	46	International Flavors & Fragrances Inc	752	108
Under Armour Inc - Class A (a)	1,762	29	LyondellBasell Industries NV	3,093	306
Under Armour Inc - Class C (a)	1,774	27	Monsanto Co	4,187	502
VF Corp	3,113	198	Mosaic Co/The	3,345	72
		$1,104	PPG Industries Inc	2,444	266
Automobile Manufacturers - 0.54%			Praxair Inc	2,726	381
Ford Motor Co	37,276	446	Sherwin-Williams Co/The	783	280
General Motors Co	12,499	505			$4,229
PACCAR Inc	3,348	242	Commercial Services - 1.57%
		$1,193	Automatic Data Processing Inc	4,235	463
Automobile Parts & Equipment - 0.20%			Cintas Corp	813	117
BorgWarner Inc	1,890	97	Ecolab Inc	2,482	319
Delphi Automotive PLC	2,543	250	Equifax Inc	1,147	121
Goodyear Tire & Rubber Co/The	2,399	80	Gartner Inc (a)	863	107
		$427	Global Payments Inc	1,453	138
Banks - 7.36%			H&R Block Inc	1,992	53
			IHS Markit Ltd (a)	3,462	153
Bank of America Corp	93,518	2,370
Bank of New York Mellon Corp/The	9,846	522	Moody's Corp	1,583	220
BB&T Corp	7,701	362	Nielsen Holdings PLC	3,201	133
			PayPal Holdings Inc (a)	10,772	690
Capital One Financial Corp	4,610	390	Quanta Services Inc (a)	1,440	54
Citigroup Inc	25,967	1,889
Citizens Financial Group Inc	4,771	181	Robert Half International Inc	1,202	60
Comerica Inc	1,676	128	S&P Global Inc	2,449	383
Fifth Third Bancorp	7,021	196	Total System Services Inc	1,597	105
			United Rentals Inc (a)	805	112
Goldman Sachs Group Inc/The	3,429	813	Verisk Analytics Inc (a)	1,481	123
Huntington Bancshares Inc/OH	10,388	145
JPMorgan Chase & Co	33,539	3,203	Western Union Co/The	4,422	85
KeyCorp	10,365	195			$3,436
M&T Bank Corp	1,448	233	Computers - 5.14%
Morgan Stanley	13,478	649	Accenture PLC - Class A	5,889	796
Northern Trust Corp	2,047	188	Apple Inc	49,229	7,587
PNC Financial Services Group Inc/The	4,567	616	Cognizant Technology Solutions Corp	5,629	408
Regions Financial Corp	11,390	173	CSRA Inc	1,558	50
State Street Corp	3,564	341	DXC Technology Co	2,712	233
SunTrust Banks Inc	4,574	273	Hewlett Packard Enterprise Co	15,655	230
US Bancorp	15,145	812	HP Inc	15,919	318
Wells Fargo & Co	42,579	2,348	International Business Machines Corp	8,260	1,198
Zions Bancorporation	1,926	91	NetApp Inc	2,571	113
		$16,118	Seagate Technology PLC	2,743	91
Beverages - 1.87%			Western Digital Corp	2,810	243
Brown-Forman Corp - B Shares	1,866	101			$11,267

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.35%			Electronics (continued)
Avery Dennison Corp	842	$83	Amphenol Corp	2,911	$246
Church & Dwight Co Inc	2,378	115	Corning Inc	8,608	258
Clorox Co/The	1,230	162	FLIR Systems Inc	1,307	51
Kimberly-Clark Corp	3,367	396	Fortive Corp	2,906	206
		$756	Garmin Ltd	1,057	57
Cosmetics & Personal Care - 1.43%			Honeywell International Inc	7,265	1,030
Colgate-Palmolive Co	8,395	612	Mettler-Toledo International Inc (a)	244	153
Coty Inc	4,495	74	PerkinElmer Inc	1,050	72
Estee Lauder Cos Inc/The	2,133	230	TE Connectivity Ltd	3,368	280
Procter & Gamble Co/The	24,304	2,211	Waters Corp (a)	760	136
		$3,127			$2,764
Distribution & Wholesale - 0.15%			Engineering & Construction - 0.06%
Fastenal Co	2,744	125	Fluor Corp	1,333	56
LKQ Corp (a)	2,943	106	Jacobs Engineering Group Inc	1,146	67
WW Grainger Inc	500	90			$123
		$321	Environmental Control - 0.23%
Diversified Financial Services - 3.37%			Republic Services Inc	2,182	144
Affiliated Managers Group Inc	533	101	Stericycle Inc (a)	813	58
Alliance Data Systems Corp	460	102	Waste Management Inc	3,858	302
American Express Co	6,992	632			$504
Ameriprise Financial Inc	1,429	212	Food - 1.26%
BlackRock Inc	1,181	528	Campbell Soup Co	1,848	86
CBOE Holdings Inc	1,074	116	Conagra Brands Inc	3,961	134
Charles Schwab Corp/The	11,359	497	General Mills Inc	5,500	285
CME Group Inc	3,239	439	Hershey Co/The	1,346	147
Discover Financial Services	3,548	229	Hormel Foods Corp	2,569	83
E*TRADE Financial Corp (a)	2,621	114	JM Smucker Co/The	1,082	113
Franklin Resources Inc	3,136	140	Kellogg Co	2,368	148
Intercontinental Exchange Inc	5,608	385	Kraft Heinz Co/The	5,689	441
Invesco Ltd	3,877	136	Kroger Co/The	8,552	172
Mastercard Inc	8,899	1,257	McCormick & Co Inc/MD	1,133	116
Nasdaq Inc	1,112	86	Mondelez International Inc	14,369	584
Navient Corp	2,612	39	Sysco Corp	4,628	250
Raymond James Financial Inc	1,223	103	Tyson Foods Inc	2,756	194
Synchrony Financial	7,125	221			$2,753
T Rowe Price Group Inc	2,290	208	Forest Products & Paper - 0.10%
Visa Inc	17,435	1,835	International Paper Co	3,935	224
		$7,380
Electric - 2.70%			Gas - 0.16%
AES Corp/VA	6,292	69	NiSource Inc	3,105	80
Alliant Energy Corp	2,202	92	Sempra Energy	2,393	273
Ameren Corp	2,312	134			$353
American Electric Power Co Inc	4,687	329	Hand & Machine Tools - 0.14%
CenterPoint Energy Inc	4,108	120	Snap-on Inc	548	82
CMS Energy Corp	2,687	124	Stanley Black & Decker Inc	1,459	220
Consolidated Edison Inc	2,952	238			$302
Dominion Energy Inc	6,124	471	Healthcare - Products - 3.03%
DTE Energy Co	1,709	183	Abbott Laboratories	16,559	884
Duke Energy Corp	6,670	560	Align Technology Inc (a)	687	128
Edison International	3,105	240	Baxter International Inc	4,777	300
Entergy Corp	1,710	131	Becton Dickinson and Co	2,168	425
Eversource Energy	3,020	182	Boston Scientific Corp (a)	13,077	381
Exelon Corp	9,150	345	Cooper Cos Inc/The	465	110
FirstEnergy Corp	4,234	130	CR Bard Inc	692	222
NextEra Energy Inc	4,462	654	Danaher Corp	5,826	500
NRG Energy Inc	2,865	73	DENTSPLY SIRONA Inc	2,187	131
PG&E Corp	4,887	333	Edwards Lifesciences Corp (a)	2,012	220
Pinnacle West Capital Corp	1,063	90	Henry Schein Inc (a)	1,512	124
PPL Corp	6,511	247	Hologic Inc (a)	2,673	98
Public Service Enterprise Group Inc	4,821	223	IDEXX Laboratories Inc (a)	831	129
SCANA Corp	1,362	66	Intuitive Surgical Inc (a)	355	371
Southern Co/The	9,525	468	Medtronic PLC	12,910	1,004
WEC Energy Group Inc	3,007	189	Patterson Cos Inc	785	30
Xcel Energy Inc	4,839	229	ResMed Inc	1,355	104
		$5,920	Stryker Corp	3,066	435
Electrical Components & Equipment - 0.27%			Thermo Fisher Scientific Inc	3,814	722
Acuity Brands Inc	401	69	Varian Medical Systems Inc (a)	874	87
AMETEK Inc	2,199	145	Zimmer Biomet Holdings Inc	1,927	226
Emerson Electric Co	6,099	383			$6,631
		$597	Healthcare - Services - 2.09%
Electronics - 1.26%			Aetna Inc	3,161	503
Agilent Technologies Inc	3,062	197	Anthem Inc	2,502	475
Allegion PLC	905	78	Centene Corp (a)	1,643	159

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Leisure Products & Services (continued)
Cigna Corp	2,399	$448	Royal Caribbean Cruises Ltd	1,639	$194
DaVita Inc (a)	1,457	87			$524
Envision Healthcare Corp (a)	1,151	52	Lodging - 0.38%
HCA Healthcare Inc (a)	2,754	219	Hilton Worldwide Holdings Inc	1,946	135
Humana Inc	1,377	336	Marriott International Inc/MD	2,981	329
Laboratory Corp of America Holdings (a)	970	146	MGM Resorts International	4,933	161
Quest Diagnostics Inc	1,300	122	Wyndham Worldwide Corp	979	103
Quintiles IMS Holdings Inc (a)	1,444	137	Wynn Resorts Ltd	762	113
UnitedHealth Group Inc	9,215	1,805			$841
Universal Health Services Inc	842	93	Machinery - Construction & Mining - 0.32%
		$4,582	Caterpillar Inc	5,632	702
Holding Companies - Diversified - 0.03%
Leucadia National Corp	3,017	76	Machinery - Diversified - 0.57%
			Cummins Inc	1,501	252
Home Builders - 0.14%			Deere & Co	3,048	383
DR Horton Inc	3,246	130	Flowserve Corp	1,245	53
Lennar Corp - A Shares	1,936	102	Rockwell Automation Inc	1,223	218
PulteGroup Inc	2,645	72	Roper Technologies Inc	974	237
		$304	Xylem Inc/NY	1,711	107
Home Furnishings - 0.09%					$1,250
Leggett & Platt Inc	1,260	60	Media - 2.57%
Whirlpool Corp	695	128	CBS Corp	3,469	201
		$188	Charter Communications Inc (a)	1,917	697
Housewares - 0.09%			Comcast Corp - Class A	44,832	1,725
Newell Brands Inc	4,671	199	Discovery Communications Inc - A Shares (a)	1,467	31
			Discovery Communications Inc - C Shares (a)	1,936	39
Insurance - 4.03%			DISH Network Corp (a)	2,169	118
Aflac Inc	3,766	306	News Corp - A Shares	3,642	48
Allstate Corp/The	3,444	317	News Corp - B Shares	1,160	16
American International Group Inc	8,610	529	Scripps Networks Interactive Inc	914	78
Aon PLC	2,424	354	Time Warner Inc	7,413	759
Arthur J Gallagher & Co	1,717	106	Twenty-First Century Fox Inc - A Shares	10,031	265
Assurant Inc	513	49	Twenty-First Century Fox Inc - B Shares	4,185	108
Berkshire Hathaway Inc - Class B (a)	18,339	3,362	Viacom Inc - B Shares	3,361	94
Brighthouse Financial Inc (a)	913	55	Walt Disney Co/The	14,710	1,450
Chubb Ltd	4,435	632			$5,629
Cincinnati Financial Corp	1,422	109	Mining - 0.17%
Everest Re Group Ltd	391	89	Freeport-McMoRan Inc (a)	12,824	180
Hartford Financial Services Group Inc/The	3,472	192	Newmont Mining Corp	5,082	191
Lincoln National Corp	2,111	155			$371
Loews Corp	2,630	126	Miscellaneous Manufacturers - 2.21%
Marsh & McLennan Cos Inc	4,884	409	3M Co	5,687	1,194
MetLife Inc	10,130	526	AO Smith Corp	1,395	83
Progressive Corp/The	5,546	269	Dover Corp	1,483	136
Prudential Financial Inc	4,069	433	Eaton Corp PLC	4,239	325
Torchmark Corp	1,031	83	General Electric Co (b)	82,518	1,995
Travelers Cos Inc/The	2,630	322	Illinois Tool Works Inc	2,952	437
Unum Group	2,150	110	Ingersoll-Rand PLC	2,417	215
Willis Towers Watson PLC	1,279	197	Parker-Hannifin Corp	1,268	222
XL Group Ltd	2,458	97	Pentair PLC	1,573	107
		$8,827	Textron Inc	2,522	136
Internet - 7.11%					$4,850
Alphabet Inc - A Shares (a)	2,840	2,766	Office & Business Equipment - 0.03%
Alphabet Inc - C Shares (a)	2,877	2,759	Xerox Corp	2,034	68
Amazon.com Inc (a)	3,800	3,653
eBay Inc (a)	9,487	365	Oil & Gas - 4.58%
Expedia Inc	1,164	168	Anadarko Petroleum Corp	5,340	261
F5 Networks Inc (a)	605	73	Andeavor	1,375	142
Facebook Inc (a)	22,591	3,860	Apache Corp	3,630	166
Netflix Inc (a)	4,114	746	Cabot Oil & Gas Corp	4,407	118
Priceline Group Inc/The (a)	467	855	Chesapeake Energy Corp (a)	8,654	37
Symantec Corp	5,857	192	Chevron Corp	18,061	2,122
TripAdvisor Inc (a)	1,032	42	Cimarex Energy Co	908	103
VeriSign Inc (a)	819	87	Concho Resources Inc (a)	1,417	187
		$15,566	ConocoPhillips	11,598	580
Iron & Steel - 0.08%			Devon Energy Corp	5,010	184
Nucor Corp	3,044	171	EOG Resources Inc	5,503	532
			EQT Corp	1,651	108
Leisure Products & Services - 0.24%			Exxon Mobil Corp (b)	40,385	3,311
Carnival Corp	3,886	251	Helmerich & Payne Inc	1,034	54
Harley-Davidson Inc	1,625	79	Hess Corp	2,575	121
			Marathon Oil Corp	8,101	110
			Marathon Petroleum Corp	4,825	271

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Newfield Exploration Co (a)	1,898	$56	SL Green Realty Corp	943	$96
Noble Energy Inc	4,637	131	UDR Inc	2,550	97
Occidental Petroleum Corp	7,287	468	Ventas Inc	3,394	221
Phillips 66	4,095	375	Vornado Realty Trust	1,643	126
Pioneer Natural Resources Co	1,621	239	Welltower Inc	3,515	247
Range Resources Corp	2,152	42	Weyerhaeuser Co	7,176	244
Valero Energy Corp	4,209	324			$6,030
		$10,042	Retail - 5.12%
Oil & Gas Services - 0.78%			Advance Auto Parts Inc	703	70
Baker Hughes a GE Co	4,079	149	AutoZone Inc (a)	267	159
Halliburton Co	8,271	381	Best Buy Co Inc	2,528	144
National Oilwell Varco Inc	3,622	129	CarMax Inc (a)	1,746	132
Schlumberger Ltd	13,243	924	Chipotle Mexican Grill Inc (a)	239	74
TechnipFMC PLC (a)	4,185	117	Coach Inc	2,693	108
		$1,700	Costco Wholesale Corp	4,180	687
Packaging & Containers - 0.21%			CVS Health Corp	9,688	788
Ball Corp	3,352	139	Darden Restaurants Inc	1,194	94
Packaging Corp of America	899	103	Dollar General Corp	2,482	201
Sealed Air Corp	1,811	77	Dollar Tree Inc (a)	2,257	196
WestRock Co	2,420	137	Foot Locker Inc	1,251	44
		$456	Gap Inc/The	2,093	62
Pharmaceuticals - 5.64%			Genuine Parts Co	1,399	134
AbbVie Inc	15,193	1,350	Home Depot Inc/The	11,235	1,838
Allergan PLC	3,186	653	Kohl's Corp	1,606	73
AmerisourceBergen Corp	1,545	128	L Brands Inc	2,378	99
Bristol-Myers Squibb Co	15,630	996	Lowe's Cos Inc	8,046	643
Cardinal Health Inc	3,016	202	Macy's Inc	2,902	63
Eli Lilly & Co	9,234	790	McDonald's Corp	7,720	1,210
Express Scripts Holding Co (a)	5,504	348	Nordstrom Inc	1,109	52
Johnson & Johnson	25,581	3,326	O'Reilly Automotive Inc (a)	838	181
McKesson Corp	2,003	308	PVH Corp	737	93
Merck & Co Inc	26,068	1,669	Ross Stores Inc	3,709	240
Mylan NV (a)	5,111	160	Signet Jewelers Ltd	576	38
Perrigo Co PLC	1,264	107	Starbucks Corp	13,761	739
Pfizer Inc	56,879	2,031	Target Corp	5,205	307
Zoetis Inc	4,677	298	Tiffany & Co	973	89
		$12,366	TJX Cos Inc/The	6,064	447
Pipelines - 0.36%			Tractor Supply Co	1,207	76
			Ulta Beauty Inc (a)	556	126
Kinder Morgan Inc/DE	18,298	351
ONEOK Inc	3,620	201	Walgreens Boots Alliance Inc	8,771	677
Williams Cos Inc/The	7,878	236	Wal-Mart Stores Inc	13,950	1,090
		$788	Yum! Brands Inc	3,286	242
Real Estate - 0.05%					$11,216
CBRE Group Inc (a)	2,866	109	Savings & Loans - 0.03%
			People's United Financial Inc	3,281	60
REITs - 2.75%
Alexandria Real Estate Equities Inc	892	106	Semiconductors - 3.50%
			Advanced Micro Devices Inc (a)	7,670	98
American Tower Corp	4,090	559
Apartment Investment & Management Co	1,496	66	Analog Devices Inc	3,504	302
AvalonBay Communities Inc	1,316	235	Applied Materials Inc	10,164	530
Boston Properties Inc	1,470	181	Broadcom Ltd	3,875	940
Crown Castle International Corp	3,872	387	Intel Corp	44,785	1,705
Digital Realty Trust Inc	1,950	231	KLA-Tencor Corp	1,494	158
Duke Realty Corp	3,390	98	Lam Research Corp	1,548	286
Equinix Inc	742	331	Microchip Technology Inc	2,218	199
			Micron Technology Inc (a)	10,618	418
Equity Residential	3,500	231
Essex Property Trust Inc	628	160	NVIDIA Corp	5,718	1,022
			Qorvo Inc (a)	1,212	86
Extra Space Storage Inc	1,200	96
Federal Realty Investment Trust	688	85	QUALCOMM Inc	14,081	730
GGP Inc	5,968	124	Skyworks Solutions Inc	1,751	178
HCP Inc	4,469	124	Texas Instruments Inc	9,436	846
Host Hotels & Resorts Inc	7,053	130	Xilinx Inc	2,369	168
Iron Mountain Inc	2,519	98			$7,666
Kimco Realty Corp	4,056	79	Software - 5.15%
Macerich Co/The	1,037	57	Activision Blizzard Inc	7,195	464
Mid-America Apartment Communities Inc	1,082	116	Adobe Systems Inc (a)	4,702	701
Prologis Inc	5,069	322	Akamai Technologies Inc (a)	1,633	80
Public Storage	1,426	305	ANSYS Inc (a)	807	99
Realty Income Corp	2,612	149	Autodesk Inc (a)	2,089	235
Regency Centers Corp	1,410	87	CA Inc	3,011	101
SBA Communications Corp (a)	1,147	165	Cadence Design Systems Inc (a)	2,670	105
Simon Property Group Inc	2,962	477	Cerner Corp (a)	3,002	214
			Citrix Systems Inc (a)	1,371	105

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Electronic Arts Inc (a)	2,942	$347	Consumer, Non-cyclical	21.20%
Fidelity National Information Services Inc	3,168	296	Financial	17.59%
Fiserv Inc (a)	2,005	259	Technology	13.74%
Intuit Inc	2,319	330	Communications	12.67%
Microsoft Corp (b)	73,409	5,468	Industrial	9.58%
Oracle Corp	28,781	1,392	Consumer, Cyclical	8.06%
Paychex Inc	3,048	183	Investment Companies	6.11%
Red Hat Inc (a)	1,691	187	Energy	5.72%
salesforce.com Inc (a)	6,507	608	Utilities	2.92%
Synopsys Inc (a)	1,431	115	Basic Materials	2.28%
		$11,289	Purchased Options	0.09%
Telecommunications - 2.88%			Diversified	0.03%
AT&T Inc	58,520	2,292	Other Assets and Liabilities	0.01%
CenturyLink Inc	5,238	99	TOTAL NET ASSETS	100.00%
Cisco Systems Inc	47,655	1,603
Juniper Networks Inc	3,624	101
Level 3 Communications Inc (a)	2,800	149
Motorola Solutions Inc	1,550	132
Verizon Communications Inc	38,880	1,924
		$6,300
Textiles - 0.07%
Mohawk Industries Inc (a)	602	149

Toys, Games & Hobbies - 0.07%
Hasbro Inc	1,084	106
Mattel Inc	3,266	50
		$156
Transportation - 1.57%
CH Robinson Worldwide Inc	1,337	102
CSX Corp	8,704	472
Expeditors International of Washington Inc	1,722	103
FedEx Corp	2,352	531
JB Hunt Transport Services Inc	813	90
Kansas City Southern	1,004	109
Norfolk Southern Corp	2,746	363
Union Pacific Corp	7,628	885
United Parcel Service Inc	6,564	788
		$3,443
Water - 0.06%
American Water Works Co Inc	1,699	137

TOTAL COMMON STOCKS		$205,479
INVESTMENT COMPANIES - 6.11%	Shares Held	Value (000's)
Exchange Traded Funds - 0.93%
iShares Core S&P 500 ETF	8,058	2,038

Money Market Funds - 5.18%
BlackRock Liquidity Funds FedFund Portfolio	11,344,974	11,345

TOTAL INVESTMENT COMPANIES		$13,383
TOTAL PURCHASED OPTIONS - 0.09%		$190
Total Investments		$219,052
Other Assets and Liabilities - 0.01%		$23
TOTAL NET ASSETS - 100.00%		$219,075

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,468 or 0.67% of net assets.

				Options
Purchased Options		Contracts/	Notional			Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	50	$5	$2,510.00	10/09/2017	$28	$75	$47
Call - S&P 500 Index	N/A	125	$13	$2,550.00	10/23/2017	33	40	7
Put - S&P 500 Index	N/A	200	$20	$2,450.00	10/23/2017	264	75	(189)
Total						$325	$190	$(135)

See accompanying notes.

			Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
September 30, 2017 (unaudited)

Options (continued)

Written Options		Contracts/	Notional			Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	50	$5	$2,520.00	10/09/2017	$(13	) $	(42	) $	(29)
Call - S&P 500 Index	N/A	125	$13	$2,560.00	10/23/2017	(20)		(24)		(4)
Put - S&P 500 Index	N/A	200	$20	$2,410.00	10/23/2017	(177)		(46)		131
Total						$(210	) $	(112	) $	98

Amounts in thousands except contracts/shares

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2017			Long	8	$1,006	$				15
Total						$				15

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments LargeCap Value Account September 30, 2017 (unaudited)

COMMON STOCKS - 98.97%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.24%			Insurance (continued)
L3 Technologies Inc	8,530	$1,607	Berkshire Hathaway Inc - Class B (a)	20,250	$3,712
Lockheed Martin Corp	4,950	1,536	Everest Re Group Ltd	6,830	1,560
Raytheon Co	8,030	1,498	Hartford Financial Services Group Inc/The	30,700	1,702
		$4,641	Reinsurance Group of America Inc	5,900	823
Airlines - 0.62%			Unum Group	49,710	2,542
Copa Holdings SA	7,140	889			$12,565
			Lodging - 0.52%
Apparel - 0.30%			Extended Stay America Inc	37,000	740
Michael Kors Holdings Ltd (a)	9,100	435
			Machinery - Diversified - 2.24%
Automobile Parts & Equipment - 1.21%			Cummins Inc	19,070	3,204
Allison Transmission Holdings Inc	20,820	781
Lear Corp	5,520	956	Media - 4.67%
		$1,737	Comcast Corp - Class A	75,400	2,902
Banks - 11.67%			Time Warner Inc	36,880	3,778
Bank of America Corp	196,430	4,978			$6,680
Citigroup Inc	40,600	2,953	Miscellaneous Manufacturers - 0.20%
Comerica Inc	17,401	1,327	Crane Co	3,577	286
JPMorgan Chase & Co	57,450	5,487
SunTrust Banks Inc	17,900	1,070	Office & Business Equipment - 0.80%
Wells Fargo & Co	16,000	882	Xerox Corp	34,300	1,142
		$16,697
Biotechnology - 2.97%			Oil & Gas - 10.17%
Biogen Inc (a)	2,500	783	Chevron Corp	42,230	4,962
Gilead Sciences Inc	42,730	3,462	ConocoPhillips	43,100	2,157
		$4,245	Exxon Mobil Corp	32,190	2,639
Chemicals - 1.40%			Phillips 66	13,580	1,244
Huntsman Corp	73,200	2,007	Valero Energy Corp	46,030	3,541
					$14,543
Computers - 1.87%			Packaging & Containers - 0.17%
DXC Technology Co	8,780	754	Owens-Illinois Inc (a)	9,663	243
HP Inc	96,380	1,924
		$2,678	Pharmaceuticals - 6.45%
Consumer Products - 1.00%			Johnson & Johnson	48,950	6,364
Kimberly-Clark Corp	12,100	1,424	Pfizer Inc (b)	80,400	2,870
					$9,234
Cosmetics & Personal Care - 2.49%			Pipelines - 0.79%
Colgate-Palmolive Co	37,700	2,746	Kinder Morgan Inc/DE	58,720	1,126
Procter & Gamble Co/The	8,900	810
		$3,556	REITs - 4.27%
Diversified Financial Services - 3.04%			Annaly Capital Management Inc	97,800	1,192
BGC Partners Inc	54,700	792	Camden Property Trust	9,100	832
Franklin Resources Inc	19,400	863	Liberty Property Trust	18,220	748
Lazard Ltd	41,400	1,872	Prologis Inc	52,580	3,337
Synchrony Financial	26,700	829			$6,109
		$4,356	Retail - 5.06%
Electric - 4.68%			CVS Health Corp	29,870	2,429
CenterPoint Energy Inc	77,540	2,265	Target Corp	6,600	390
Entergy Corp	26,900	2,054	Wal-Mart Stores Inc	56,490	4,414
NextEra Energy Inc	10,350	1,517			$7,233
PPL Corp	22,500	854	Semiconductors - 0.65%
		$6,690	Micron Technology Inc (a)	23,800	936
Electronics - 0.85%
Agilent Technologies Inc	18,941	1,216	Software - 4.32%
			Oracle Corp	96,120	4,648
Environmental Control - 1.46%			VMware Inc (a)	14,050	1,534
Waste Management Inc	26,730	2,092			$6,182
			Telecommunications - 5.51%
Food - 1.39%			AT&T Inc	82,950	3,249
Ingredion Inc	12,060	1,455	Cisco Systems Inc	137,820	4,635
Pinnacle Foods Inc	9,388	537			$7,884
		$1,992	Transportation - 0.86%
Healthcare - Products - 1.34%			Norfolk Southern Corp	9,260	1,225
Baxter International Inc	30,510	1,914
			TOTAL COMMON STOCKS		$141,599
Healthcare - Services - 3.98%
Anthem Inc	20,500	3,893
Cigna Corp	5,160	965
Humana Inc	3,450	840
		$5,698
Insurance - 8.78%
Aflac Inc	17,570	1,430
Athene Holding Ltd (a)	14,790	796

See accompanying notes.

		Schedule of Investments
		LargeCap Value Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.67%	Shares Held	Value (000's)
Money Market Funds - 0.67%
BlackRock Liquidity Funds FedFund Portfolio	958,755	$959

TOTAL INVESTMENT COMPANIES		$959
Total Investments		$142,558
Other Assets and Liabilities - 0.36%		$509
TOTAL NET ASSETS - 100.00%		$143,067

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $928 or 0.65% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.76%
Consumer, Non-cyclical	19.62%
Energy	10.96%
Communications	10.18%
Industrial	9.02%
Consumer, Cyclical	7.71%
Technology	7.64%
Utilities	4.68%
Basic Materials	1.40%
Investment Companies	0.67%
Other Assets and Liabilities	0.36%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments MidCap Account September 30, 2017 (unaudited)

COMMON STOCKS - 99.63%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 2.99%			Internet (continued)
TransDigm Group Inc	69,150	$17,678	VeriSign Inc (a)	92,856	$9,879
					$19,114
Banks - 1.07%			Lodging - 0.31%
M&T Bank Corp	39,252	6,321	Hilton Worldwide Holdings Inc	26,632	1,850

Beverages - 0.41%			Machinery - Diversified - 2.10%
Brown-Forman Corp - B Shares	44,691	2,427	Roper Technologies Inc	51,021	12,418

Building Materials - 2.07%			Media - 6.38%
Martin Marietta Materials Inc	45,288	9,340	Liberty Broadband Corp - A Shares (a)	26,829	2,527
Vulcan Materials Co	24,196	2,894	Liberty Broadband Corp - C Shares (a)	100,442	9,572
		$12,234	Liberty Global PLC - A Shares (a)	17,556	595
Chemicals - 4.37%			Liberty Global PLC - C Shares (a)	262,806	8,594
Air Products & Chemicals Inc	94,411	14,277	Liberty Media Corp-Liberty Braves - A Shares	6,136	156
Axalta Coating Systems Ltd (a)	66,722	1,930	(a)
Sherwin-Williams Co/The	26,942	9,646	Liberty Media Corp-Liberty Braves - C Shares	25,741	651
		$25,853	(a)
Commercial Services - 12.92%			Liberty Media Corp-Liberty Formula One - A	17,905	653
AMERCO	7,833	2,936	Shares (a)
Brookfield Business Partners LP	14,961	444	Liberty Media Corp-Liberty Formula One - C	192,370	7,327
Ecolab Inc	23,631	3,039	Shares (a)
Gartner Inc (a)	21,421	2,665	Liberty Media Corp-Liberty SiriusXM - A	43,744	1,833
IHS Markit Ltd (a)	218,119	9,615	Shares (a)
KAR Auction Services Inc	95,342	4,552	Liberty Media Corp-Liberty SiriusXM - C	138,052	5,780
Live Nation Entertainment Inc (a)	133,755	5,825	Shares (a)
Macquarie Infrastructure Corp	73,152	5,280			$37,688
Moody's Corp	130,844	18,215	Miscellaneous Manufacturers - 1.77%
S&P Global Inc	83,677	13,079	Colfax Corp (a)	251,640	10,478
TransUnion (a)	25,598	1,210
Verisk Analytics Inc (a)	114,037	9,487	Private Equity - 6.50%
		$76,347	Brookfield Asset Management Inc	692,122	28,585
Distribution & Wholesale - 0.94%			Kennedy-Wilson Holdings Inc	9,613	178
Fastenal Co	61,338	2,796	KKR & Co LP	231,489	4,706
HD Supply Holdings Inc (a)	75,792	2,734	Onex Corp	64,022	4,960
		$5,530			$38,429
Diversified Financial Services - 2.23%			Real Estate - 2.79%
FNF Group	278,057	13,197	Brookfield Property Partners LP	90,477	2,113
			CBRE Group Inc (a)	269,763	10,218
Electric - 2.48%			Howard Hughes Corp/The (a)	35,060	4,135
Brookfield Infrastructure Partners LP	275,455	11,883			$16,466
Brookfield Renewable Partners LP	83,597	2,802	REITs - 5.74%
		$14,685	Equinix Inc	14,198	6,337
Electronics - 0.69%			Forest City Realty Trust Inc	218,117	5,564
Sensata Technologies Holding NV (a)	84,629	4,068	SBA Communications Corp (a)	153,087	22,052
					$33,953
Healthcare - Products - 1.86%			Retail - 14.27%
DENTSPLY SIRONA Inc	184,156	11,014	CarMax Inc (a)	249,297	18,899
			Chipotle Mexican Grill Inc (a)	6,000	1,847
Healthcare - Services - 0.80%			Copart Inc (a)	188,629	6,483
DaVita Inc (a)	79,830	4,741	Dollar General Corp	42,563	3,450
			Dollar Tree Inc (a)	113,696	9,871
Holding Companies - Diversified - 0.33%			O'Reilly Automotive Inc (a)	70,377	15,157
Leucadia National Corp	76,726	1,937	Restaurant Brands International Inc	244,810	15,639
			Ross Stores Inc	200,947	12,975
Home Builders - 1.17%					$84,321
Lennar Corp - A Shares	75,423	3,982	Semiconductors - 1.48%
NVR Inc (a)	1,018	2,907	Microchip Technology Inc	97,187	8,725
		$6,889
Insurance - 12.23%			Software - 5.91%
Alleghany Corp (a)	3,261	1,807	Autodesk Inc (a)	119,472	13,412
Aon PLC	154,699	22,602	CDK Global Inc	59,238	3,737
Arch Capital Group Ltd (a)	58,778	5,790	Fidelity National Information Services Inc	93,962	8,775
Brown & Brown Inc	101,025	4,868	Intuit Inc	49,956	7,101
Loews Corp	160,741	7,693	MSCI Inc	16,474	1,926
Markel Corp (a)	18,363	19,611			$34,951
Progressive Corp/The	123,649	5,987	Telecommunications - 1.19%
Trisura Group Ltd (a)	4,276	91	EchoStar Corp (a)	24,543	1,405
White Mountains Insurance Group Ltd	4,484	3,843	Motorola Solutions Inc	66,401	5,635
		$72,292			$7,040
Internet - 3.23%			Textiles - 1.40%
Liberty Expedia Holdings Inc (a)	66,452	3,529	Mohawk Industries Inc (a)	33,451	8,279
Liberty Ventures (a)	99,145	5,706
			TOTAL COMMON STOCKS		$588,925

See accompanying notes.

		Schedule of Investments
		MidCap Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.34%	Shares Held	Value (000's)
Money Market Funds - 0.34%
BlackRock Liquidity Funds FedFund Portfolio	2,002,983	$2,003

TOTAL INVESTMENT COMPANIES		$2,003
Total Investments		$590,928
Other Assets and Liabilities - 0.03%		$180
TOTAL NET ASSETS - 100.00%		$591,108

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.56%
Consumer, Cyclical		18.09%
Consumer, Non-cyclical		15.99%
Communications		10.80%
Industrial		9.62%
Technology		7.39%
Basic Materials		4.37%
Utilities		2.48%
Investment Companies		0.34%
Diversified		0.33%
Other Assets and Liabilities		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

		Schedule of Investments
Multi-Asset Income Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.13%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 93.81%
Global Diversified Income Fund (a)	7,326	$103,145
Global Real Estate Securities Fund (a)	1,494	14,086
High Yield Fund (a)	4,620	34,561
International Fund I (a)	944	15,339
Preferred Securities Fund (a)	3,322	34,679
Real Estate Debt Income Fund (a)	1,592	15,333
		$217,143
Principal Funds, Inc. Institutional Class - 6.32%
Equity Income Fund (a)	473	14,617

TOTAL INVESTMENT COMPANIES		$231,760
Total Investments		$231,760
Other Assets and Liabilities - (0.13)%		$(297)
TOTAL NET ASSETS - 100.00%		$231,463

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Specialty Funds		44.56%
Fixed Income Funds		36.53%
International Equity Funds		12.72%
Domestic Equity Funds		6.32%
Other Assets and Liabilities		(0.13)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Equity Income Fund(b)		$12,637		$4,514	$3,947		$14,617
Global Diversified Income Fund(b)		85,508		28,625	115,580		—
Global Diversified Income Fund(a)		—		101,368	975		103,145
Global Real Estate Securities Fund(b)		12,161		3,715	16,557		—
Global Real Estate Securities Fund(a)		—		13,791	132		14,086
High Yield Fund(b)		29,564		9,833	39,056		—
High Yield Fund(a)		—		33,653	331		34,561
International Fund I(b)		11,484		3,807	15,928		—
International Fund I(a)		—		13,438	1,049		15,339
Preferred Securities Fund(a)		—		34,208	331		34,679
Preferred Securities Fund(b)		27,011		11,802	39,635		—
Real Estate Debt Income Fund(b)		15,065		4,461	20,080		—
Real Estate Debt Income Fund(a)		—		15,807	154		15,333
		$193,430		$279,022	$253,755		$231,760

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Equity Income Fund(b)	$205		$—			$—	$1,413
Global Diversified Income Fund(b)	1,821		—			—	1,447
Global Diversified Income Fund(a)	1,506		—			—	2,752
Global Real Estate Securities Fund(b)	58		—			—	681
Global Real Estate Securities Fund(a)	30		—			—	427
High Yield Fund(b)	811		—			—	(341)
High Yield Fund(a)	461		—			—	1,239
International Fund I(b)	—		—			—	637
International Fund I(a)	—		—			—	2,950
Preferred Securities Fund(a)	546		—			—	802
Preferred Securities Fund(b)	618		—			—	822
Real Estate Debt Income Fund(b)	193		—			—	554
Real Estate Debt Income Fund(a)	175		—			—	(320)
	$6,425		$—			$—	$13,063

Amounts shown are in dollars and not rounded to the thousands.

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account September 30, 2017 (unaudited)

COMMON STOCKS - 98.84%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.28%			Electronics - 0.81%
Boeing Co/The	12,249	$3,114	Trimble Inc (a)	13,447	$528
Northrop Grumman Corp	8,764	2,521	Waters Corp (a)	4,238	761
Teledyne Technologies Inc (a)	7,130	1,135			$1,289
		$6,770	Environmental Control - 1.67%
Airlines - 1.21%			Waste Connections Inc	37,844	2,648
Alaska Air Group Inc	25,050	1,911
			Food - 1.50%
Apparel - 1.30%			General Mills Inc	16,480	853
Deckers Outdoor Corp (a)	9,894	677	Kroger Co/The	30,744	617
NIKE Inc	26,638	1,381	McCormick & Co Inc/MD	8,870	910
		$2,058	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	825	—
Automobile Manufacturers - 0.75%			Safeway, Inc. - CVR - Property Development	825	—
PACCAR Inc	16,403	1,187	Centers (a),(b),(c)
					$2,380
Automobile Parts & Equipment - 1.10%			Gas - 0.85%
Adient PLC	13,180	1,107	Sempra Energy	11,732	1,339
Autoliv Inc	5,135	635
		$1,742	Healthcare - Products - 5.68%
Banks - 8.67%			Abbott Laboratories	12,611	673
East West Bancorp Inc	13,814	826	Becton Dickinson and Co	10,175	1,994
Goldman Sachs Group Inc/The	3,738	887	Bio-Techne Corp	4,804	581
JPMorgan Chase & Co	36,108	3,449	Edwards Lifesciences Corp (a)	7,972	871
PNC Financial Services Group Inc/The	22,946	3,092	Medtronic PLC	19,414	1,510
US Bancorp	51,446	2,757	Thermo Fisher Scientific Inc	13,522	2,558
Wells Fargo & Co	49,220	2,714	Varian Medical Systems Inc (a)	7,986	799
		$13,725			$8,986
Beverages - 2.31%			Healthcare - Services - 0.41%
Brown-Forman Corp - B Shares	8,524	463	Universal Health Services Inc	5,863	650
Dr Pepper Snapple Group Inc	15,188	1,344
PepsiCo Inc	16,660	1,856	Housewares - 0.27%
		$3,663	Tupperware Brands Corp	6,860	424
Biotechnology - 1.76%
Biogen Inc (a)	4,479	1,402	Insurance - 1.51%
Bioverativ Inc (a)	5,534	316	Chubb Ltd	16,749	2,388
Gilead Sciences Inc	13,275	1,076
		$2,794	Internet - 5.92%
			Alphabet Inc - A Shares (a)	2,614	2,545
Building Materials - 0.28%			Alphabet Inc - C Shares (a)	1,704	1,634
Apogee Enterprises Inc	9,091	439	Amazon.com Inc (a)	2,119	2,037
			eBay Inc (a)	21,336	821
Chemicals - 2.84%			Facebook Inc (a)	13,631	2,329
DowDuPont Inc	10,331	715
FMC Corp	9,259	827			$9,366
HB Fuller Co	22,987	1,335	Iron & Steel - 0.40%
Innospec Inc	13,406	826	Reliance Steel & Aluminum Co	8,422	642
PPG Industries Inc	7,254	788
		$4,491	Machinery - Diversified - 1.18%
Commercial Services - 1.27%			Deere & Co	7,655	961
Aaron's Inc	20,709	903	Roper Technologies Inc	3,698	900
PayPal Holdings Inc (a)	17,269	1,106			$1,861
		$2,009	Media - 4.02%
Computers - 4.17%			Comcast Corp - Class A	70,455	2,711
Apple Inc	42,846	6,603	Nexstar Media Group Inc	13,331	830
			Sirius XM Holdings Inc	180,178	995
Consumer Products - 0.25%			Walt Disney Co/The	18,512	1,825
Kimberly-Clark Corp	3,375	397			$6,361
			Miscellaneous Manufacturers - 1.20%
Cosmetics & Personal Care - 1.54%			AptarGroup Inc	9,785	845
Procter & Gamble Co/The	26,879	2,445	Crane Co	5,404	432
			General Electric Co	25,877	626
Distribution & Wholesale - 0.24%					$1,903
Pool Corp	3,590	388	Oil & Gas - 4.99%
			Chevron Corp	15,833	1,861
Diversified Financial Services - 4.72%			Cimarex Energy Co	23,377	2,657
Ameriprise Financial Inc	15,387	2,285	Exxon Mobil Corp	24,148	1,980
Charles Schwab Corp/The	24,888	1,089	Valero Energy Corp	18,150	1,396
Discover Financial Services	22,369	1,442			$7,894
FNF Group	55,953	2,656	Oil & Gas Services - 0.47%
		$7,472	Schlumberger Ltd	10,718	748
Electric - 2.41%
NextEra Energy Inc	12,649	1,854	Pharmaceuticals - 4.95%
Xcel Energy Inc	41,435	1,960	Allergan PLC	4,529	928
		$3,814	Bristol-Myers Squibb Co	10,500	669
			Johnson & Johnson	19,004	2,471

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Account September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(c) Fair value of these investments is determined in good faith by the Manager
Pharmaceuticals (continued)			under procedures established and periodically reviewed by the Board of
McKesson Corp	6,030	$926	Directors. Certain inputs used in the valuation may be unobservable;
Merck & Co Inc	18,639	1,194	however, each security is evaluated individually for purposes of ASC 820
Pfizer Inc	45,934	1,640	which results in not all securities being identified as Level 3 of the fair
		$7,828	value hierarchy. At the end of the period, the fair value of these securities
REITs - 3.76%			totaled $0 or 0.00% of net assets.
Alexandria Real Estate Equities Inc	15,029	1,788
Essex Property Trust Inc	2,908	739
Host Hotels & Resorts Inc	64,109	1,185	Portfolio Summary (unaudited)
Realty Income Corp	21,883	1,252	Sector	Percent
Ventas Inc	15,084	982	Consumer, Non-cyclical	19.67%
		$5,946	Financial	19.02%
Retail - 3.85%			Technology	15.48%
Chipotle Mexican Grill Inc (a)	2,087	643
Copart Inc (a)	10,187	350	Communications	12.90%
			Industrial	10.21%
Costco Wholesale Corp	5,746	944	Consumer, Cyclical	9.60%
CVS Health Corp	13,997	1,138	Energy	5.46%
Home Depot Inc/The	11,347	1,856	Utilities	3.26%
Starbucks Corp	21,565	1,158	Basic Materials	3.24%
		$6,089	Investment Companies	0.98%
Savings & Loans - 0.36%			Other Assets and Liabilities	0.18%
Washington Federal Inc	16,787	565	TOTAL NET ASSETS	100.00%

Semiconductors - 4.32%
Applied Materials Inc	9,842	513
Broadcom Ltd	3,633	881
Intel Corp	13,099	499
Lam Research Corp	9,725	1,799
Microchip Technology Inc	24,869	2,233
NVIDIA Corp	2,317	414
QUALCOMM Inc	9,629	499
		$6,838
Software - 6.99%
Adobe Systems Inc (a)	15,231	2,272
Fair Isaac Corp	6,051	850
Fidelity National Information Services Inc	14,778	1,380
Microsoft Corp	49,165	3,662
Omnicell Inc (a)	20,362	1,040
Oracle Corp	28,494	1,378
Red Hat Inc (a)	4,318	479
		$11,061
Telecommunications - 2.96%
AT&T Inc	32,881	1,288
Cisco Systems Inc	43,395	1,459
T-Mobile US Inc (a)	5,068	312
Verizon Communications Inc	32,746	1,621
		$4,680
Toys, Games & Hobbies - 0.88%
Hasbro Inc	14,282	1,395

Transportation - 0.79%
Expeditors International of Washington Inc	7,105	425
Union Pacific Corp	7,081	821
		$1,246
TOTAL COMMON STOCKS		$156,435
INVESTMENT COMPANIES - 0.98%	Shares Held	Value (000's)
Money Market Funds - 0.98%
BlackRock Liquidity Funds FedFund Portfolio	1,558,435	1,558

TOTAL INVESTMENT COMPANIES		$1,558
Total Investments		$157,993
Other Assets and Liabilities - 0.18%		$280
TOTAL NET ASSETS - 100.00%		$158,273

(a)	Non-Income Producing Security
(b)	The value of these investments was determined using significant unobservable inputs.

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 29.47%
Blue Chip Fund (a)	56,606	$1,153
Diversified Real Asset Fund (a)	95,304	1,106
Global Diversified Income Fund (a)	272,892	3,842
Global Multi-Strategy Fund (a)	189,613	2,171
International Small Company Fund (a)	54,903	693
LargeCap Growth Fund I (a)	80,517	1,154
MidCap Fund (a)	39,241	1,054
MidCap Value Fund III (a)	35,184	774
SmallCap Growth Fund I (a),(b)	25,935	363
SmallCap Value Fund II (a)	26,193	356
		$12,666
Principal Funds, Inc. Institutional Class - 37.64%
Bond Market Index Fund (a)	345,106	3,848
Diversified International Fund (a)	156,455	2,148
Equity Income Fund (a)	37,487	1,159
Global Opportunities Fund (a)	112,661	1,496
Inflation Protection Fund (a)	277,793	2,383
LargeCap S&P 500 Index Fund (a)	110,236	1,937
LargeCap Value Fund III (a)	64,333	1,092
Overseas Fund (a)	186,165	2,116
		$16,179
Principal Variable Contracts Funds, Inc. Class 1 - 32.90%
Core Plus Bond Account (a)	659,739	7,435
Short-Term Income Account (a)	2,638,741	6,703
		$14,138
TOTAL INVESTMENT COMPANIES		$42,983
Total Investments		$42,983
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$42,978

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.39%
Domestic Equity Funds	21.04%
Specialty Funds	16.57%
International Equity Funds	15.01%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2010 Account
	September 30, 2017 (unaudited)

Affiliated Securities	December 31, 2016	Purchases	Sales	September 30, 2017
	Value	Cost(c)	Proceeds(c)	Value
Blue Chip Fund(a)	$—	$1,048	$185	$1,153
Blue Chip Fund(b)	1,272	46	1,251	—
Bond Market Index Fund(b)	3,704	715	684	3,848
Core Plus Bond Account	7,728	888	1,269	7,435
Diversified International Fund(b)	1,757	358	380	2,148
Diversified Real Asset Fund(b)	1,100	40	1,150	—
Diversified Real Asset Fund(a)	—	1,106	70	1,106
Equity Income Fund(b)	1,240	109	315	1,159
Global Diversified Income Fund(b)	3,818	233	3,707	—
Global Diversified Income Fund(a)	—	3,595	272	3,842
Global Multi-Strategy Fund(a)	—	2,157	175	2,171
Global Multi-Strategy Fund(b)	2,247	99	2,264	—
Global Opportunities Fund(b)	1,380	120	225	1,496
Inflation Protection Fund(b)	2,543	225	423	2,383
International Emerging Markets Fund(b)	239	—	268	—
International Small Company Fund(b)	7	575	582	—
International Small Company Fund(a)	—	608	43	693
LargeCap Growth Fund I(a)	—	1,069	158	1,154
LargeCap Growth Fund I(b)	1,169	45	1,220	—
LargeCap S&P 500 Index Fund(b)	1,917	157	391	1,937
LargeCap Value Fund III(b)	1,215	91	316	1,092
MidCap Fund(b)	978	41	697	—
MidCap Fund(a)	—	650	98	1,054
MidCap Value Fund III(a)	—	753	92	774
MidCap Value Fund III(b)	841	32	840	—
Origin Emerging Markets Fund(b)	231	—	266	—
Overseas Fund(b)	1,830	411	477	2,116
Short-Term Income Account	6,696	1,136	1,134	6,703
SmallCap Growth Fund I(b)	355	14	257	—
SmallCap Growth Fund I(a)	—	241	55	363
SmallCap Value Fund II(b)	377	14	244	—
SmallCap Value Fund II(a)	—	227	31	356
	$42,644	$16,803	$19,539	$42,983

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund(a)		$—	$29	$—	$261
Blue Chip Fund(b)		—	21	—	(88)
Bond Market Index Fund(b)		—	(1)	—	114
Core Plus Bond Account		211	(4)	—	92
Diversified International Fund(b)		—	21	—	392
Diversified Real Asset Fund(b)		—	(1)	—	11
Diversified Real Asset Fund(a)		—	(2)	—	72
Equity Income Fund(b)		16	68	—	57
Global Diversified Income Fund(b)		77	(1)	—	(343)
Global Diversified Income Fund(a)		57	—	—	519
Global Multi-Strategy Fund(a)		—	2	—	187
Global Multi-Strategy Fund(b)		—	(2)	—	(80)
Global Opportunities Fund(b)		—	9	—	212
Inflation Protection Fund(b)		—	2	—	36
International Emerging Markets Fund(b)		—	(92)	—	121
International Small Company Fund(b)		—	—	—	—
International Small Company Fund(a)		—	1	—	127
LargeCap Growth Fund I(a)		—	20	—	223
LargeCap Growth Fund I(b)		—	6	—	—
LargeCap S&P 500 Index Fund(b)		—	60	—	194
LargeCap Value Fund III(b)		—	27	—	75
MidCap Fund(b)		—	13	—	(335)
MidCap Fund(a)		—	30	—	472
MidCap Value Fund III(a)		—	5	—	108
MidCap Value Fund III(b)		—	2	—	(35)
Origin Emerging Markets Fund(b)		—	(13)	—	48
Overseas Fund(b)		—	3	—	349
Short-Term Income Account		130	1	—	4
SmallCap Growth Fund I(b)		—	3	—	(115)
SmallCap Growth Fund I(a)		—	18	—	159
SmallCap Value Fund II(b)		—	—	—	(147)
SmallCap Value Fund II(a)		—	8	—	152
		$491	$233	$—	$2,842
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.90%
Blue Chip Fund (a)	391,751	$7,976
Diversified Real Asset Fund (a)	452,289	5,251
Global Diversified Income Fund (a)	924,285	13,014
Global Multi-Strategy Fund (a)	769,803	8,814
International Small Company Fund (a)	387,612	4,895
LargeCap Growth Fund I (a)	557,514	7,989
MidCap Fund (a)	260,284	6,989
MidCap Value Fund III (a)	244,097	5,368
Real Estate Securities Fund (a)	82,827	1,950
SmallCap Growth Fund I (a),(b)	178,605	2,497
SmallCap Value Fund II (a)	180,280	2,452
		$67,195
Principal Funds, Inc. Institutional Class - 44.37%
Bond Market Index Fund (a)	1,176,587	13,119
Diversified International Fund (a)	1,078,639	14,810
Equity Income Fund (a)	254,229	7,858
Global Opportunities Fund (a)	765,047	10,160
Inflation Protection Fund (a)	735,695	6,312
LargeCap S&P 500 Index Fund (a)	760,468	13,361
LargeCap Value Fund III (a)	454,820	7,718
Overseas Fund (a)	1,283,716	14,596
		$87,934
Principal Variable Contracts Funds, Inc. Class 1 - 21.73%
Core Plus Bond Account (a)	2,889,768	32,568
Short-Term Income Account (a)	4,137,114	10,508
		$43,076
TOTAL INVESTMENT COMPANIES		$198,205
Total Investments		$198,205
Other Assets and Liabilities - 0.00%		$(5)
TOTAL NET ASSETS - 100.00%		$198,200

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	32.36%
Fixed Income Funds	31.54%
International Equity Funds	22.43%
Specialty Funds	13.67%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2017 (unaudited)

Affiliated Securities		December 31, 2016		Purchases		Sales		September 30, 2017
			Value		Cost(c)	Proceeds(c)		Value
Blue Chip Fund(a)			$—		$7,241	$1,290		$7,976
Blue Chip Fund(b)			7,832		301	7,639		—
Bond Market Index Fund(b)			13,032		1,424	1,727		13,119
Core Plus Bond Account			32,757		2,661	3,218		32,568
Diversified International Fund(b)			11,039		2,609	1,588		14,810
Diversified Real Asset Fund(b)			5,103		188	5,485		—
Diversified Real Asset Fund(a)			—		5,241	174		5,251
Equity Income Fund(b)			7,736		526	1,249		7,858
Global Diversified Income Fund(b)			12,604		784	13,920		—
Global Diversified Income Fund(a)			—		13,436	483		13,014
Global Multi-Strategy Fund(b)			8,809		346	8,874		—
Global Multi-Strategy Fund(a)			—		8,426	320		8,814
Global Opportunities Fund(b)			9,122		522	977		10,160
Global Real Estate Securities Fund(b)			1,679		—	1,693		—
Inflation Protection Fund(b)			6,533		369	691		6,312
International Emerging Markets Fund(b)			1,389		—	1,554		—
International Small Company Fund(a)			—		4,279	148		4,895
International Small Company Fund(b)			17		3,464	3,484		—
LargeCap Growth Fund I(b)			7,713		301	8,049		—
LargeCap Growth Fund I(a)			—		7,652	1,402		7,989
LargeCap S&P 500 Index Fund(b)			13,246		706	2,341		13,361
LargeCap Value Fund III(b)			7,665		415	1,074		7,718
MidCap Fund(b)			6,385		263	5,480		—
MidCap Fund(a)			—		5,132	514		6,989
MidCap Value Fund III(a)			—		4,993	739		5,368
MidCap Value Fund III(b)			5,613		207	5,266		—
Origin Emerging Markets Fund(b)			1,323		—	1,521		—
Overseas Fund(b)			10,671		2,782	1,189		14,596
Real Estate Securities Fund(a)			—		1,944	89		1,950
Real Estate Securities Fund(b)			1,062		958	2,002		—
Short-Term Income Account			10,027		1,712	1,233		10,508
SmallCap Growth Fund I(b)			2,532		94	1,816		—
SmallCap Growth Fund I(a)			—		1,691	472		2,497
SmallCap Value Fund II(b)			2,786		94	1,800		—
SmallCap Value Fund II(a)			—		1,676	389		2,452
			$186,675		$82,437	$89,890		$198,205

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund(a)	$	— $		214			$—	$1,811
Blue Chip Fund(b)		—		29			—	(523)
Bond Market Index Fund(b)		—		2			—	388
Core Plus Bond Account		940		(3)			—	371
Diversified International Fund(b)		—		42			—	2,708
Diversified Real Asset Fund(b)		—		7			—	187
Diversified Real Asset Fund(a)		—		(3)			—	187
Equity Income Fund(b)		111		120			—	725
Global Diversified Income Fund(b)		262		1			—	531
Global Diversified Income Fund(a)		195		—			—	61
Global Multi-Strategy Fund(b)		—		(1)			—	(280)
Global Multi-Strategy Fund(a)		—		2			—	706
Global Opportunities Fund(b)		—		44			—	1,449
Global Real Estate Securities Fund(b)		—		278			—	(264)
Inflation Protection Fund(b)		—		—			—	101
International Emerging Markets Fund(b)		—		(529)			—	694
International Small Company Fund(a)		—		4			—	760
International Small Company Fund(b)		—		3			—	—
LargeCap Growth Fund I(b)		—		16			—	19
LargeCap Growth Fund I(a)		—		188			—	1,551
LargeCap S&P 500 Index Fund(b)		—		374			—	1,376
LargeCap Value Fund III(b)		—		75			—	637
MidCap Fund(b)		—		7			—	(1,175)
MidCap Fund(a)		—		28			—	2,343
MidCap Value Fund III(a)		—		39			—	1,075
MidCap Value Fund III(b)		—		6			—	(560)
Origin Emerging Markets Fund(b)		—		(68)			—	266
Overseas Fund(b)		—		4			—	2,328
Real Estate Securities Fund(a)		7		1			—	94
Real Estate Securities Fund(b)		14		1			—	(19)
Short-Term Income Account		206		—			—	2
SmallCap Growth Fund I(b)		—		3			—	(813)
SmallCap Growth Fund I(a)		—		170			—	1,108
SmallCap Value Fund II(b)		—		(2)			—	(1,078)

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
SmallCap Value Fund II(a)	$—	$105	$—	$1,060
	$1,735	$1,157	$—	$17,826
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 38.01%
Blue Chip Fund (a)	313,615	$6,385
Diversified Real Asset Fund (a)	321,610	3,734
Global Diversified Income Fund (a)	470,077	6,619
Global Multi-Strategy Fund (a)	483,067	5,531
International Emerging Markets Fund (a)	34,810	985
International Small Company Fund (a)	353,321	4,462
LargeCap Growth Fund I (a)	638,784	9,154
MidCap Fund (a)	251,793	6,761
MidCap Value Fund III (a)	241,989	5,321
Origin Emerging Markets Fund (a)	85,977	1,002
Real Estate Securities Fund (a)	84,751	1,995
SmallCap Growth Fund I (a),(b)	176,247	2,464
SmallCap Value Fund II (a)	178,098	2,422
		$56,835
Principal Funds, Inc. Institutional Class - 50.71%
Bond Market Index Fund (a)	707,061	7,884
Diversified International Fund (a)	990,464	13,599
Equity Income Fund (a)	138,309	4,275
Global Opportunities Fund (a)	735,416	9,766
Inflation Protection Fund (a)	343,822	2,950
LargeCap S&P 500 Index Fund (a)	737,648	12,960
LargeCap Value Fund (a)	324,268	4,193
LargeCap Value Fund III (a)	400,705	6,800
Overseas Fund (a)	1,179,738	13,414
		$75,841
Principal Variable Contracts Funds, Inc. Class 1 - 11.28%
Core Plus Bond Account (a)	1,496,631	16,867

TOTAL INVESTMENT COMPANIES		$149,543
Total Investments		$149,543
Other Assets and Liabilities - 0.00%		$(5)
TOTAL NET ASSETS - 100.00%		$149,538

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.95%
International Equity Funds	28.90%
Fixed Income Funds	18.52%
Specialty Funds	10.63%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2017 (unaudited)

Affiliated Securities		December 31, 2016		Purchases		Sales		September 30, 2017
			Value		Cost(c)	Proceeds(c)		Value
Blue Chip Fund(a)			$—		$5,859	$1,023		$6,385
Blue Chip Fund(b)			5,803		389	5,805		—
Bond Market Index Fund(b)			6,224		2,056	608		7,884
Core Plus Bond Account			15,618		2,623	1,527		16,867
Diversified International Fund(b)			9,258		3,056	1,098		13,599
Diversified Real Asset Fund(b)			3,274		221	3,794		—
Diversified Real Asset Fund(a)			—		3,839	56		3,734
Equity Income Fund(b)			4,477		568	1,238		4,275
Global Diversified Income Fund(a)			—		6,671	108		6,619
Global Diversified Income Fund(b)			5,430		841	6,490		—
Global Multi-Strategy Fund(b)			4,249		1,058	5,173		—
Global Multi-Strategy Fund(a)			—		5,246	93		5,531
Global Opportunities Fund(b)			7,888		1,138	599		9,766
Global Real Estate Securities Fund(b)			2,112		—	2,127		—
Inflation Protection Fund(b)			2,740		353	185		2,950
International Emerging Markets Fund(b)			1,197		790	2,099		—
International Emerging Markets Fund(a)			—		839	14		985
International Small Company Fund(b)			570		3,071	3,640		—
International Small Company Fund(a)			—		3,778	63		4,462
LargeCap Growth Fund I(a)			—		8,348	981		9,154
LargeCap Growth Fund I(b)			7,668		553	8,270		—
LargeCap S&P 500 Index Fund(b)			11,596		1,545	1,780		12,960
LargeCap Value Fund(b)			3,850		497	503		4,193
LargeCap Value Fund III(b)			5,881		821	478		6,800
MidCap Fund(a)			—		6,534	897		6,761
MidCap Fund(b)			6,529		411	6,976		—
MidCap Value Fund III(b)			3,804		832	4,001		—
MidCap Value Fund III(a)			—		4,302	79		5,321
Origin Emerging Markets Fund(b)			1,142		44	1,409		—
Origin Emerging Markets Fund(a)			—		909	13		1,002
Overseas Fund(b)			8,832		3,267	697		13,414
Real Estate Securities Fund(b)			1,089		723	1,800		—
Real Estate Securities Fund(a)			—		1,952	37		1,995
SmallCap Growth Fund I(b)			2,245		146	1,822		—
SmallCap Growth Fund I(a)			—		1,843	384		2,464
SmallCap Value Fund II(b)			2,444		150	1,688		—
SmallCap Value Fund II(a)			—		1,708	280		2,422
			$123,920		$76,981	$67,835		$149,543

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund(a)	$	— $		135			$—	$1,414
Blue Chip Fund(b)		—		4			—	(391)
Bond Market Index Fund(b)		—		—			—	212
Core Plus Bond Account		480		2			—	151
Diversified International Fund(b)		—		9			—	2,374
Diversified Real Asset Fund(b)		—		—			—	299
Diversified Real Asset Fund(a)		—		—			—	(49)
Equity Income Fund(b)		62		70			—	398
Global Diversified Income Fund(a)		96		—			—	56
Global Diversified Income Fund(b)		121		—			—	219
Global Multi-Strategy Fund(b)		—		—			—	(134)
Global Multi-Strategy Fund(a)		—		—			—	378
Global Opportunities Fund(b)		—		2			—	1,337
Global Real Estate Securities Fund(b)		—		320			—	(305)
Inflation Protection Fund(b)		—		—			—	42
International Emerging Markets Fund(b)		—		(126)			—	238
International Emerging Markets Fund(a)		—		—			—	160
International Small Company Fund(b)		—		2			—	(3)
International Small Company Fund(a)		—		—			—	747
LargeCap Growth Fund I(a)		—		78			—	1,709
LargeCap Growth Fund I(b)		—		2			—	47
LargeCap S&P 500 Index Fund(b)		—		37			—	1,562
LargeCap Value Fund(b)		—		(1)			—	350
LargeCap Value Fund III(b)		—		—			—	576
MidCap Fund(a)		—		46			—	1,078
MidCap Fund(b)		—		6			—	30
MidCap Value Fund III(b)		—		1			—	(636)
MidCap Value Fund III(a)		—		—			—	1,098
Origin Emerging Markets Fund(b)		—		1			—	222
Origin Emerging Markets Fund(a)		—		—			—	106
Overseas Fund(b)		—		—			—	2,012
Real Estate Securities Fund(b)		13		—			—	(12)

See accompanying notes.

			Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2017 (unaudited)

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Real Estate Securities Fund(a)		$7	$—	$—	$80
SmallCap Growth Fund I(b)		—	1	—	(570)
SmallCap Growth Fund I(a)		—	7	—	998
SmallCap Value Fund II(b)		—	—	—	(906)
SmallCap Value Fund II(a)		—	5	—	989
		$779	$601	$—	$15,876
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.51%
Blue Chip Fund (a)	98,906	$2,014
Diversified Real Asset Fund (a)	127,942	1,485
International Emerging Markets Fund (a)	30,161	853
International Small Company Fund (a)	174,494	2,204
LargeCap Growth Fund I (a)	426,557	6,112
MidCap Value Fund III (a)	139,968	3,078
Origin Emerging Markets Fund (a)	74,818	872
Real Estate Securities Fund (a)	51,395	1,210
SmallCap Growth Fund I (a),(b)	93,071	1,301
SmallCap Value Fund II (a)	93,969	1,278
		$20,407
Principal Funds, Inc. Institutional Class - 58.29%
Bond Market Index Fund (a)	228,893	2,552
Diversified International Fund (a)	496,085	6,811
Equity Income Fund (a)	64,233	1,986
High Yield Fund I (a)	166,144	1,661
LargeCap S&P 500 Index Fund (a)	382,723	6,725
LargeCap Value Fund (a)	153,442	1,984
LargeCap Value Fund III (a)	233,529	3,963
MidCap Growth Fund III (a),(b)	261,275	3,099
Overseas Fund (a)	590,607	6,715
		$35,496
Principal Variable Contracts Funds, Inc. Class 1 - 8.21%
Core Plus Bond Account (a)	443,812	5,002

TOTAL INVESTMENT COMPANIES		$60,905
Total Investments		$60,905
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$60,900

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.78%
International Equity Funds	28.66%
Fixed Income Funds	15.13%
Specialty Funds	2.44%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2017 (unaudited)

Affiliated Securities		December 31, 2016		Purchases		Sales		September 30, 2017
			Value		Cost(c)	Proceeds(c)		Value
Blue Chip Fund(a)			$—		$1,776	$56		$2,014
Blue Chip Fund(b)			1,097		559	1,670		—
Bond Market Index Fund(b)			2,181		586	285		2,552
Core Plus Bond Account			4,100		1,393	532		5,002
Diversified International Fund(b)			4,568		1,848	779		6,811
Diversified Real Asset Fund(a)			—		1,547	44		1,485
Diversified Real Asset Fund(b)			1,309		120	1,547		—
Equity Income Fund(b)			1,405		595	187		1,986
Global Opportunities Fund(b)			1,908		245	2,373		—
Global Real Estate Securities Fund(b)			566		—	570		—
High Yield Fund I(b)			1,479		333	179		1,661
International Emerging Markets Fund(a)			—		920	23		853
International Emerging Markets Fund(b)			587		50	882		—
International Small Company Fund(a)			—		1,863	59		2,204
International Small Company Fund(b)			791		632	1,419		—
LargeCap Growth Fund I(a)			—		5,467	532		6,112
LargeCap Growth Fund I(b)			5,365		474	5,872		—
LargeCap S&P 500 Index Fund(b)			5,816		982	881		6,725
LargeCap Value Fund(b)			1,897		288	366		1,984
LargeCap Value Fund III(b)			3,531		576	481		3,963
MidCap Growth Fund III(b)			2,401		571	295		3,099
MidCap Value Fund III(b)			2,612		250	2,560		—
MidCap Value Fund III(a)			—		2,582	88		3,078
Origin Emerging Markets Fund(b)			546		53	722		—
Origin Emerging Markets Fund(a)			—		780	22		872
Overseas Fund(b)			4,599		1,893	781		6,715
Real Estate Securities Fund(a)			—		1,201	37		1,210
Real Estate Securities Fund(b)			803		396	1,196		—
SmallCap Growth Fund I(b)			1,242		101	1,312		—
SmallCap Growth Fund I(a)			—		1,310	276		1,301
SmallCap Value Fund II(b)			1,311		101	1,109		—
SmallCap Value Fund II(a)			—		1,107	178		1,278
			$50,114		$30,599	$27,313		$60,905

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund(a)	$	— $		—			$—	$294
Blue Chip Fund(b)		—		—			—	14
Bond Market Index Fund(b)		—		—			—	70
Core Plus Bond Account		143		—			—	41
Diversified International Fund(b)		—		1			—	1,173
Diversified Real Asset Fund(a)		—		—			—	(18)
Diversified Real Asset Fund(b)		—		—			—	118
Equity Income Fund(b)		23		—			—	173
Global Opportunities Fund(b)		—		283			—	(63)
Global Real Estate Securities Fund(b)		—		97			—	(93)
High Yield Fund I(b)		60		—			—	28
International Emerging Markets Fund(a)		—		—			—	(44)
International Emerging Markets Fund(b)		—		1			—	244
International Small Company Fund(a)		—		—			—	400
International Small Company Fund(b)		—		1			—	(5)
LargeCap Growth Fund I(a)		—		3			—	1,174
LargeCap Growth Fund I(b)		—		3			—	30
LargeCap S&P 500 Index Fund(b)		—		—			—	808
LargeCap Value Fund(b)		—		(2)			—	167
LargeCap Value Fund III(b)		—		(1)			—	338
MidCap Growth Fund III(b)		—		—			—	422
MidCap Value Fund III(b)		—		—			—	(302)
MidCap Value Fund III(a)		—		1			—	583
Origin Emerging Markets Fund(b)		—		—			—	123
Origin Emerging Markets Fund(a)		—		—			—	114
Overseas Fund(b)		—		1			—	1,003
Real Estate Securities Fund(a)		5		—			—	46
Real Estate Securities Fund(b)		8		—			—	(3)
SmallCap Growth Fund I(b)		—		—			—	(31)
SmallCap Growth Fund I(a)		—		(3)			—	270
SmallCap Value Fund II(b)		—		—			—	(303)
SmallCap Value Fund II(a)		—		1			—	348
		$239		$386			$—	$7,119
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.91%
Blue Chip Fund (a)	59,329	$1,208
Diversified Real Asset Fund (a)	67,764	787
International Emerging Markets Fund (a)	17,567	497
International Small Company Fund (a)	102,568	1,295
LargeCap Growth Fund I (a)	249,550	3,576
MidCap Value Fund III (a)	83,241	1,831
Origin Emerging Markets Fund (a)	43,550	507
Real Estate Securities Fund (a)	31,816	749
SmallCap Growth Fund I (a),(b)	53,963	754
SmallCap Value Fund II (a)	54,520	742
		$11,946
Principal Funds, Inc. Institutional Class - 59.82%
Bond Market Index Fund (a)	69,425	774
Diversified International Fund (a)	294,652	4,046
Equity Income Fund (a)	37,445	1,157
High Yield Fund I (a)	58,155	581
LargeCap S&P 500 Index Fund (a)	227,864	4,004
LargeCap Value Fund (a)	88,139	1,140
LargeCap Value Fund III (a)	139,890	2,374
MidCap Growth Fund III (a),(b)	155,353	1,842
Overseas Fund (a)	350,927	3,990
		$19,908
Principal Variable Contracts Funds, Inc. Class 1 - 4.28%
Core Plus Bond Account (a)	126,322	1,424

TOTAL INVESTMENT COMPANIES		$33,278
Total Investments		$33,278
Other Assets and Liabilities - (0.01)%		$(5)
TOTAL NET ASSETS - 100.00%		$33,273

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.23%
International Equity Funds	31.06%
Fixed Income Funds	8.36%
Specialty Funds	2.36%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2017 (unaudited)

Affiliated Securities		December 31, 2016		Purchases		Sales		September 30, 2017
			Value		Cost(c)	Proceeds(c)		Value
Blue Chip Fund(a)			$—		$1,154	$160		$1,208
Blue Chip Fund(b)			1,043		79	1,122		—
Bond Market Index Fund(b)			603		209	59		774
Core Plus Bond Account			1,173		348	110		1,424
Diversified International Fund(b)			2,700		1,029	384		4,046
Diversified Real Asset Fund(a)			—		807	27		787
Diversified Real Asset Fund(b)			683		55	784		—
Equity Income Fund(b)			794		342	79		1,157
Global Opportunities Fund(b)			1,098		101	1,328		—
Global Real Estate Securities Fund(b)			379		—	384		—
High Yield Fund I(b)			510		106	45		581
International Emerging Markets Fund(a)			—		531	15		497
International Emerging Markets Fund(b)			334		25	494		—
International Small Company Fund(a)			—		1,104	40		1,295
International Small Company Fund(b)			464		316	777		—
LargeCap Growth Fund I(a)			—		3,219	310		3,576
LargeCap Growth Fund I(b)			2,861		236	3,126		—
LargeCap S&P 500 Index Fund(b)			3,366		519	365		4,004
LargeCap Value Fund(b)			973		153	78		1,140
LargeCap Value Fund III(b)			1,977		360	160		2,374
MidCap Growth Fund III(b)			1,412		303	125		1,842
MidCap Value Fund III(b)			1,520		125	1,464		—
MidCap Value Fund III(a)			—		1,541	57		1,831
Origin Emerging Markets Fund(b)			313		26	385		—
Origin Emerging Markets Fund(a)			—		430	15		507
Overseas Fund(b)			2,650		1,078	333		3,990
Real Estate Securities Fund(a)			—		749	27		749
Real Estate Securities Fund(b)			473		252	724		—
SmallCap Growth Fund I(b)			680		49	676		—
SmallCap Growth Fund I(a)			—		696	127		754
SmallCap Value Fund II(b)			765		49	619		—
SmallCap Value Fund II(a)			—		639	117		742
			$26,771		$16,630	$14,516		$33,278

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund(a)	$	— $		12			$—	$202
Blue Chip Fund(b)		—		—			—	—
Bond Market Index Fund(b)		—		—			—	21
Core Plus Bond Account		40		—			—	13
Diversified International Fund(b)		—		5			—	696
Diversified Real Asset Fund(a)		—		—			—	7
Diversified Real Asset Fund(b)		—		—			—	46
Equity Income Fund(b)		13		—			—	100
Global Opportunities Fund(b)		—		179			—	(50)
Global Real Estate Securities Fund(b)		—		67			—	(62)
High Yield Fund I(b)		21		—			—	10
International Emerging Markets Fund(a)		—		—			—	(19)
International Emerging Markets Fund(b)		—		—			—	135
International Small Company Fund(a)		—		1			—	230
International Small Company Fund(b)		—		—			—	(3)
LargeCap Growth Fund I(a)		—		9			—	658
LargeCap Growth Fund I(b)		—		—			—	29
LargeCap S&P 500 Index Fund(b)		—		3			—	481
LargeCap Value Fund(b)		—		—			—	92
LargeCap Value Fund III(b)		—		—			—	197
MidCap Growth Fund III(b)		—		—			—	252
MidCap Value Fund III(b)		—		—			—	(181)
MidCap Value Fund III(a)		—		—			—	347
Origin Emerging Markets Fund(b)		—		—			—	46
Origin Emerging Markets Fund(a)		—		1			—	91
Overseas Fund(b)		—		1			—	594
Real Estate Securities Fund(a)		3		—			—	27
Real Estate Securities Fund(b)		5		—			—	(1)
SmallCap Growth Fund I(b)		—		—			—	(53)
SmallCap Growth Fund I(a)		—		1			—	184
SmallCap Value Fund II(b)		—		—			—	(195)
SmallCap Value Fund II(a)		—		1			—	219
		$82		$280			$—	$4,113
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Account
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 37.05%
Blue Chip Fund (a)	7,919	$161
Diversified Real Asset Fund (a)	8,506	99
International Emerging Markets Fund (a)	2,638	75
International Small Company Fund (a)	13,995	177
LargeCap Growth Fund I (a)	33,820	485
MidCap Value Fund III (a)	11,476	252
Origin Emerging Markets Fund (a)	5,965	69
Real Estate Securities Fund (a)	4,400	104
SmallCap Growth Fund I (a),(b)	7,592	106
SmallCap Value Fund II (a)	7,682	104
		$1,632
Principal Funds, Inc. Institutional Class - 60.50%
Bond Market Index Fund (a)	5,453	61
Diversified International Fund (a)	39,975	549
Equity Income Fund (a)	5,149	159
High Yield Fund I (a)	8,203	82
LargeCap S&P 500 Index Fund (a)	31,046	546
LargeCap Value Fund (a)	12,295	159
LargeCap Value Fund III (a)	18,568	315
MidCap Growth Fund III (a),(b)	21,229	252
Overseas Fund (a)	47,676	542
		$2,665
Principal Variable Contracts Funds, Inc. Class 1 - 2.56%
Core Plus Bond Account (a)	10,044	113

TOTAL INVESTMENT COMPANIES		$4,410
Total Investments		$4,410
Other Assets and Liabilities - (0.11)%		$(5)
TOTAL NET ASSETS - 100.00%		$4,405

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.99%
International Equity Funds	32.07%
Fixed Income Funds	5.81%
Specialty Funds	2.24%
Other Assets and Liabilities	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2060 Account
	September 30, 2017 (unaudited)

Affiliated Securities	December 31, 2016	Purchases	Sales	September 30, 2017
	Value	Cost(c)	Proceeds(c)	Value
Blue Chip Fund(a)	$—	$151	$11	$161
Blue Chip Fund(b)	85	34	119	—
Bond Market Index Fund(b)	40	28	8	61
Core Plus Bond Account	74	54	16	113
Diversified International Fund(b)	279	259	73	549
Diversified Real Asset Fund(a)	—	104	7	99
Diversified Real Asset Fund(b)	62	23	89	—
Equity Income Fund(b)	82	84	19	159
Global Opportunities Fund(b)	113	51	178	—
Global Real Estate Securities Fund(b)	39	—	40	—
High Yield Fund I(b)	54	38	11	82
International Emerging Markets Fund(a)	—	69	4	75
International Emerging Markets Fund(b)	32	11	47	—
International Small Company Fund(a)	—	159	11	177
International Small Company Fund(b)	48	58	106	—
LargeCap Growth Fund I(a)	—	491	68	485
LargeCap Growth Fund I(b)	301	102	424	—
LargeCap S&P 500 Index Fund(b)	338	222	70	546
LargeCap Value Fund(b)	110	64	27	159
LargeCap Value Fund III(b)	206	130	44	315
MidCap Growth Fund III(b)	143	112	34	252
MidCap Value Fund III(b)	153	64	211	—
MidCap Value Fund III(a)	—	246	21	252
Origin Emerging Markets Fund(b)	28	11	44	—
Origin Emerging Markets Fund(a)	—	64	5	69
Overseas Fund(b)	282	261	72	542
Real Estate Securities Fund(a)	—	108	7	104
Real Estate Securities Fund(b)	49	43	92	—
SmallCap Growth Fund I(b)	60	22	85	—
SmallCap Growth Fund I(a)	—	101	7	106
SmallCap Value Fund II(b)	68	22	88	—
SmallCap Value Fund II(a)	—	105	7	104
	$2,646	$3,291	$2,045	$4,410

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund(a)		$—	$—	$—	$21
Blue Chip Fund(b)		—	—	—	—
Bond Market Index Fund(b)		—	—	—	1
Core Plus Bond Account		3	—	—	1
Diversified International Fund(b)		—	1	—	83
Diversified Real Asset Fund(a)		—	—	—	2
Diversified Real Asset Fund(b)		—	—	—	4
Equity Income Fund(b)		2	—	—	12
Global Opportunities Fund(b)		—	8	—	6
Global Real Estate Securities Fund(b)		—	(3)	—	4
High Yield Fund I(b)		2	—	—	1
International Emerging Markets Fund(a)		—	—	—	10
International Emerging Markets Fund(b)		—	—	—	4
International Small Company Fund(a)		—	—	—	29
International Small Company Fund(b)		—	—	—	—
LargeCap Growth Fund I(a)		—	1	—	61
LargeCap Growth Fund I(b)		—	—	—	21
LargeCap S&P 500 Index Fund(b)		—	—	—	56
LargeCap Value Fund(b)		—	—	—	12
LargeCap Value Fund III(b)		—	—	—	23
MidCap Growth Fund III(b)		—	—	—	31
MidCap Value Fund III(b)		—	—	—	(6)
MidCap Value Fund III(a)		—	—	—	27
Origin Emerging Markets Fund(b)		—	—	—	5
Origin Emerging Markets Fund(a)		—	—	—	10
Overseas Fund(b)		—	—	—	71
Real Estate Securities Fund(a)		—	—	—	3
Real Estate Securities Fund(b)		1	—	—	—
SmallCap Growth Fund I(b)		—	—	—	3
SmallCap Growth Fund I(a)		—	—	—	12
SmallCap Value Fund II(b)		—	—	—	(2)
SmallCap Value Fund II(a)		—	—	—	6
		$8	$7	$—	$511
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.81%
Blue Chip Fund (a)	42,273	$861
Global Diversified Income Fund (a)	182,579	2,571
Global Multi-Strategy Fund (a)	138,648	1,587
International Small Company Fund (a)	21,197	268
MidCap Fund (a)	24,513	658
SmallCap Growth Fund I (a),(b)	9,305	130
SmallCap Value Fund II (a)	9,411	128
		$6,203
Principal Funds, Inc. Institutional Class - 32.65%
Bond Market Index Fund (a)	253,103	2,822
Diversified International Fund (a)	57,352	787
Equity Income Fund (a)	27,456	849
Global Opportunities Fund (a)	32,740	435
Inflation Protection Fund (a)	208,481	1,789
LargeCap S&P 500 Index Fund (a)	40,200	706
Overseas Fund (a)	68,279	776
		$8,164
Principal Variable Contracts Funds, Inc. Class 1 - 42.56%
Core Plus Bond Account (a)	493,272	5,559
Short-Term Income Account (a)	2,000,888	5,083
		$10,642
TOTAL INVESTMENT COMPANIES		$25,009
Total Investments		$25,009
Other Assets and Liabilities - (0.02)%		$(5)
TOTAL NET ASSETS - 100.00%		$25,004

(a)		Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		61.00%
Specialty Funds		16.63%
Domestic Equity Funds		13.32%
International Equity Funds		9.07%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

			Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2017 (unaudited)

Affiliated Securities		December 31, 2016		Purchases		Sales		September 30, 2017
			Value		Cost(c)	Proceeds(c)		Value
Blue Chip Fund(a)			$—		$753	$72		$861
Blue Chip Fund(b)			886		30	894		—
Bond Market Index Fund(b)			2,701		459	420		2,822
Core Plus Bond Account			5,840		644	986		5,559
Diversified International Fund(b)			666		125	155		787
Equity Income Fund(b)			895		78	213		849
Global Diversified Income Fund(a)			—		2,078	102		2,571
Global Diversified Income Fund(b)			2,494		141	2,155		—
Global Multi-Strategy Fund(a)			—		1,532	76		1,587
Global Multi-Strategy Fund(b)			1,605		67	1,617		—
Global Opportunities Fund(b)			398		43	69		435
Inflation Protection Fund(b)			1,861		162	262		1,789
International Small Company Fund(a)			—		225	8		268
International Small Company Fund(b)			3		188	191		—
LargeCap S&P 500 Index Fund(b)			733		56	179		706
MidCap Fund(b)			649		24	475		—
MidCap Fund(a)			—		442	100		658
Overseas Fund(b)			717		144	215		776
Short-Term Income Account			5,070		762	751		5,083
SmallCap Growth Fund I(b)			106		5	79		—
SmallCap Growth Fund I(a)			—		83	5		130
SmallCap Value Fund II(a)			—		82	4		128
SmallCap Value Fund II(b)			120		5	80		—
			$24,744		$8,128	$9,108		$25,009

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund(a)	$	— $		6			$—	$174
Blue Chip Fund(b)		—		6			—	(28)
Bond Market Index Fund(b)		—		1			—	81
Core Plus Bond Account		159		(8)			—	69
Diversified International Fund(b)		—		7			—	144
Equity Income Fund(b)		11		43			—	46
Global Diversified Income Fund(a)		38		—			—	595
Global Diversified Income Fund(b)		51		(1)			—	(479)
Global Multi-Strategy Fund(a)		—		—			—	131
Global Multi-Strategy Fund(b)		—		(1)			—	(54)
Global Opportunities Fund(b)		—		2			—	61
Inflation Protection Fund(b)		—		1			—	27
International Small Company Fund(a)		—		—			—	51
International Small Company Fund(b)		—		—			—	—
LargeCap S&P 500 Index Fund(b)		—		21			—	75
MidCap Fund(b)		—		3			—	(201)
MidCap Fund(a)		—		18			—	298
Overseas Fund(b)		—		1			—	129
Short-Term Income Account		98		—			—	2
SmallCap Growth Fund I(b)		—		1			—	(33)
SmallCap Growth Fund I(a)		—		—			—	52
SmallCap Value Fund II(a)		—		—			—	50
SmallCap Value Fund II(b)		—		—			—	(45)
		$357		$100			$—	$1,145
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

     Schedule of Investments Real Estate Securities Account September 30, 2017 (unaudited)

COMMON STOCKS - 99.36%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 3.33%			Sector	Percent
Extended Stay America Inc	27,986	$560	Financial	94.09%
Hilton Grand Vacations Inc (a)	26,911	1,040	Consumer, Cyclical	3.33%
Hilton Worldwide Holdings Inc	51,608	3,584	Technology	1.94%
		$5,184	Investment Companies	0.26%
Real Estate - 0.19%			Other Assets and Liabilities	0.38%
CBRE Group Inc (a)	8,006	303	TOTAL NET ASSETS	100.00%

REITs - 93.90%
Alexandria Real Estate Equities Inc	44,220	5,261
American Tower Corp	24,229	3,312
Apartment Investment & Management Co	116,874	5,126
AvalonBay Communities Inc	42,910	7,656
Boston Properties Inc	24,292	2,985
Crown Castle International Corp	37,760	3,775
CubeSmart	85,779	2,227
DCT Industrial Trust Inc	26,370	1,527
DDR Corp	99,250	909
Duke Realty Corp	143,192	4,127
EPR Properties	32,627	2,275
Equinix Inc	24,929	11,126
Equity LifeStyle Properties Inc	25,430	2,164
Equity Residential	26,587	1,753
Essex Property Trust Inc	33,034	8,392
Extra Space Storage Inc	46,670	3,730
First Industrial Realty Trust Inc	43,872	1,320
GGP Inc	46,133	958
HCP Inc	59,160	1,646
Healthcare Trust of America Inc	60,966	1,817
Host Hotels & Resorts Inc	48,896	904
Hudson Pacific Properties Inc	83,062	2,785
Invitation Homes Inc	124,864	2,828
Kilroy Realty Corp	59,146	4,206
Kite Realty Group Trust	28,480	577
Park Hotels & Resorts Inc	10,113	279
Physicians Realty Trust	134,371	2,382
Prologis Inc	117,854	7,479
Public Storage	15,092	3,230
Regency Centers Corp	73,294	4,547
Saul Centers Inc	16,638	1,030
Senior Housing Properties Trust	80,310	1,570
Simon Property Group Inc	74,810	12,045
SL Green Realty Corp	33,150	3,359
Spirit Realty Capital Inc	214,360	1,837
Starwood Waypoint Homes	124,755	4,537
STORE Capital Corp	171,596	4,268
Sun Communities Inc	41,402	3,547
Sunstone Hotel Investors Inc	187,681	3,016
Tanger Factory Outlet Centers Inc	33,897	828
Terreno Realty Corp	25,630	927
Vornado Realty Trust	20,323	1,562
Welltower Inc	75,495	5,306
Weyerhaeuser Co	28,411	967
		$146,102
Software - 1.94%
InterXion Holding NV (a)	59,149	3,012

TOTAL COMMON STOCKS		$154,601
INVESTMENT COMPANIES - 0.26%	Shares Held	Value (000's)
Money Market Funds - 0.26%
BlackRock Liquidity Funds FedFund Portfolio	396,880	397

TOTAL INVESTMENT COMPANIES		$397
Total Investments		$154,998
Other Assets and Liabilities - 0.38%		$592
TOTAL NET ASSETS - 100.00%		$155,590

(a) Non-Income Producing Security

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.09%
Cash Account Trust - Government & Agency	689,652	$690
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.33%
Principal Active Global Dividend Income ETF	776,000	20,980
(a)
Principal EDGE Active Income ETF (a)	209,300	8,781
Principal U.S. Small Cap Index ETF (a)	392,600	11,868
		$41,629
Principal Funds, Inc. Class R-6 - 34.30%
Blue Chip Fund (a)	1,864,025	37,952
Diversified Real Asset Fund (a)	2,801,058	32,520
EDGE MidCap Fund (a)	1,249,565	16,519
Global Multi-Strategy Fund (a)	5,227,886	59,859
Global Real Estate Securities Fund (a)	2,196,739	20,715
High Yield Fund (a)	1,527,701	11,427
International Emerging Markets Fund (a)	665,045	18,821
International Small Company Fund (a)	796,943	10,066
Preferred Securities Fund (a)	1,888,584	19,717
Real Estate Debt Income Fund (a)	780,461	7,516
Small-MidCap Dividend Income Fund (a)	1,895,533	32,982
		$268,094
Principal Funds, Inc. Institutional Class - 32.41%
Diversified International Fund (a)	6,701,386	92,010
Inflation Protection Fund (a)	1,390,407	11,930
LargeCap Growth Fund (a)	2,314,249	24,392
LargeCap Value Fund (a)	4,048,205	52,343
Principal Capital Appreciation Fund (a)	343,553	21,792
Short-Term Income Fund (a)	4,161,179	50,808
		$253,275
Principal Variable Contracts Funds, Inc. Class 1 - 27.89%
Equity Income Account (a)	3,503,531	85,241
Government & High Quality Bond Account (a)	4,184,580	40,883
Income Account (a)	8,906,778	91,829
		$217,953
TOTAL INVESTMENT COMPANIES		$781,641
Total Investments		$781,641
Other Assets and Liabilities - (0.02)%		$(175)
TOTAL NET ASSETS - 100.00%		$781,466

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.23%
Fixed Income Funds	31.07%
International Equity Funds	20.81%
Specialty Funds	11.82%
Investment Companies	0.09%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Balanced Portfolio
	September 30, 2017 (unaudited)

Affiliated Securities	December 31, 2016	Purchases	Sales	September 30, 2017
	Value	Cost(c)	Proceeds(c)	Value
Blue Chip Fund(b)	$35,512	$60	$28,793	$—
Blue Chip Fund(a)	—	25,975	1,765	37,952
Diversified International Fund(b)	82,941	271	10,782	92,010
Diversified Real Asset Fund(b)	—	34,281	34,305	—
Diversified Real Asset Fund(a)	—	31,656	993	32,520
EDGE MidCap Fund(b)	16,285	43	13,900	—
EDGE MidCap Fund(a)	—	13,034	442	16,519
Equity Income Account	87,146	6,582	13,006	85,241
Global Diversified Income Fund(b)	15,276	—	15,446	—
Global Multi-Strategy Fund(a)	—	56,001	1,049	59,859
Global Multi-Strategy Fund(b)	58,888	4,683	61,630	—
Global Real Estate Securities Fund(b)	18,837	3,786	22,610	—
Global Real Estate Securities Fund(a)	—	19,514	662	20,715
Government & High Quality Bond Account	39,375	5,647	3,299	40,883
High Yield Fund(b)	16,382	633	15,796	—
High Yield Fund(a)	—	10,195	352	11,427
Income Account	95,970	5,989	10,019	91,829
Inflation Protection Fund(b)	13,387	66	1,724	11,930
International Emerging Markets Fund(b)	17,388	30	18,414	—
International Emerging Markets Fund(a)	—	14,980	411	18,821
International Small Company Fund(a)	—	8,245	442	10,066
International Small Company Fund(b)	8,240	758	9,059	—
LargeCap Growth Fund(b)	40,030	93	21,972	24,392
LargeCap Value Fund(b)	51,492	690	4,331	52,343
MidCap Account	37,207	3	39,975	—
Preferred Securities Fund(a)	—	18,164	464	19,717
Preferred Securities Fund(b)	15,335	4,910	19,109	—
Principal Active Global Dividend Income	—	19,535	—	20,980
ETF
Principal Capital Appreciation Fund(b)	27,149	80	8,332	21,792
Principal EDGE Active Income ETF	8,348	83	—	8,781
Principal U.S. Small Cap Index ETF	10,800	57	—	11,868
Real Estate Debt Income Fund(a)	—	7,776	239	7,516
Real Estate Debt Income Fund(b)	7,690	351	8,188	—
Short-Term Income Fund(b)	30,348	22,383	2,183	50,808
Small-MidCap Dividend Income Fund(a)	—	21,090	950	32,982
Small-MidCap Dividend Income Fund(b)	35,393	187	25,405	—
	$769,419	$337,831	$396,047	$780,951

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund(b)	$—	$402	$—	$(7,181)
Blue Chip Fund(a)	—	355	—	13,387
Diversified International Fund(b)	—	328	—	19,252
Diversified Real Asset Fund(b)	—	24	—	—
Diversified Real Asset Fund(a)	—	30	—	1,827
EDGE MidCap Fund(b)	—	35	—	(2,463)
EDGE MidCap Fund(a)	—	50	—	3,877
Equity Income Account	5,958	5,385	—	(866)
Global Diversified Income Fund(b)	—	330	—	(160)
Global Multi-Strategy Fund(a)	—	28	—	4,879
Global Multi-Strategy Fund(b)	—	85	—	(2,026)
Global Real Estate Securities Fund(b)	92	(195)	—	182
Global Real Estate Securities Fund(a)	45	(5)	—	1,868
Government & High Quality Bond Account	1,648	(1)	—	(839)
High Yield Fund(b)	312	162	—	(1,381)
High Yield Fund(a)	155	3	—	1,581
Income Account	4,073	323	—	(434)
Inflation Protection Fund(b)	—	(11)	—	212
International Emerging Markets Fund(b)	—	136	—	860
International Emerging Markets Fund(a)	—	40	—	4,212
International Small Company Fund(a)	—	28	—	2,235
International Small Company Fund(b)	—	27	—	34
LargeCap Growth Fund(b)	—	(4,225)	—	10,466
LargeCap Value Fund(b)	—	(263)	—	4,755
MidCap Account	—	11,787	—	(9,022)
Preferred Securities Fund(a)	314	3	—	2,014
Preferred Securities Fund(b)	331	(3)	—	(1,133)
Principal Active Global Dividend Income
ETF	98	—	—	1,445
Principal Capital Appreciation Fund(b)	—	770	—	2,125
Principal EDGE Active Income ETF	279	—	—	350
Principal U.S. Small Cap Index ETF	60	—	—	1,011

See accompanying notes.

		Schedule of Investments
SAM Balanced Portfolio
September 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Real Estate Debt Income Fund(a)	$87	$—	$—	$(21)
Real Estate Debt Income Fund(b)	104	(6)	—	153
Short-Term Income Fund(b)	682	—	—	260
Small-MidCap Dividend Income Fund(a)	150	128	—	12,714
Small-MidCap Dividend Income Fund(b)	125	621	—	(10,796)
	$14,513	$16,371	$—	$53,377
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.08%
Cash Account Trust - Government & Agency	169,468	$169
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 6.02%
Principal Active Global Dividend Income ETF	158,000	4,272
(a)
Principal EDGE Active Income ETF (a)	126,800	5,319
Principal U.S. Small Cap Index ETF (a)	79,000	2,389
		$11,980
Principal Funds, Inc. Class R-6 - 27.68%
Blue Chip Fund (a)	209,650	4,268
Diversified Real Asset Fund (a)	500,570	5,812
EDGE MidCap Fund (a)	272,789	3,606
Global Diversified Income Fund (a)	376,448	5,300
Global Multi-Strategy Fund (a)	844,510	9,670
Global Real Estate Securities Fund (a)	309,821	2,922
High Yield Fund (a)	683,921	5,116
International Emerging Markets Fund (a)	117,488	3,325
International Small Company Fund (a)	140,478	1,774
Preferred Securities Fund (a)	764,093	7,977
Real Estate Debt Income Fund (a)	180,048	1,734
Small-MidCap Dividend Income Fund (a)	204,000	3,549
		$55,053
Principal Funds, Inc. Institutional Class - 31.62%
Diversified International Fund (a)	1,159,162	15,915
Inflation Protection Fund (a)	516,042	4,428
LargeCap Growth Fund (a)	498,767	5,257
LargeCap Value Fund (a)	901,628	11,658
Principal Capital Appreciation Fund (a)	62,652	3,974
Short-Term Income Fund (a)	1,772,531	21,643
		$62,875
Principal Variable Contracts Funds, Inc. Class 1 - 34.62%
Equity Income Account (a)	536,749	13,059
Government & High Quality Bond Account (a)	1,972,510	19,272
Income Account (a)	3,540,926	36,506
		$68,837
TOTAL INVESTMENT COMPANIES		$198,914
Total Investments		$198,914
Other Assets and Liabilities - (0.02)%		$(46)
TOTAL NET ASSETS - 100.00%		$198,868

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.29%
Domestic Equity Funds	24.02%
International Equity Funds	14.18%
Specialty Funds	10.45%
Investment Companies	0.08%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2017 (unaudited)

Affiliated Securities		December 31, 2016		Purchases		Sales		September 30, 2017
			Value		Cost(c)	Proceeds(c)		Value
Blue Chip Fund(a)			$—		$2,802	$227		$4,268
Blue Chip Fund(b)			4,060		66	3,218		—
Diversified International Fund(b)			15,307		259	3,182		15,915
Diversified Real Asset Fund(b)			—		6,055	6,058		—
Diversified Real Asset Fund(a)			—		5,717	245		5,812
EDGE MidCap Fund(a)			—		2,956	136		3,606
EDGE MidCap Fund(b)			3,685		74	3,305		—
Equity Income Account			14,523		1,218	3,439		13,059
Global Diversified Income Fund(a)			—		5,272	234		5,300
Global Diversified Income Fund(b)			6,618		1,629	8,219		—
Global Multi-Strategy Fund(a)			—		9,238	379		9,670
Global Multi-Strategy Fund(b)			10,360		122	10,154		—
Global Real Estate Securities Fund(b)			3,799		59	3,750		—
Global Real Estate Securities Fund(a)			—		2,653	134		2,922
Government & High Quality Bond Account			20,427		3,470	4,261		19,272
High Yield Fund(a)			—		4,599	234		5,116
High Yield Fund(b)			10,128		214	9,786		—
Income Account			40,427		2,371	6,303		36,506
Inflation Protection Fund(b)			4,811		84	539		4,428
International Emerging Markets Fund(a)			—		2,598	46		3,325
International Emerging Markets Fund(b)			3,138		39	3,333		—
International Small Company Fund(a)			—		1,513	142		1,774
International Small Company Fund(b)			1,464		229	1,698		—
LargeCap Growth Fund(b)			8,571		83	4,731		5,257
LargeCap Value Fund(b)			11,768		332	1,450		11,658
MidCap Account			4,416		21	4,700		—
Preferred Securities Fund(a)			—		7,533	156		7,977
Preferred Securities Fund(b)			2,875		5,129	7,610		—
Principal Active Global Dividend Income			—		3,974	—		4,272
ETF
Principal Capital Appreciation Fund(b)			5,352		74	2,013		3,974
Principal EDGE Active Income ETF			5,106		—	—		5,319
Principal U.S. Small Cap Index ETF			2,185		—	—		2,389
Real Estate Debt Income Fund(b)			1,936		47	2,018		—
Real Estate Debt Income Fund(a)			—		1,816	78		1,734
Short-Term Income Fund(b)			13,647		9,371	1,491		21,643
Small-MidCap Dividend Income Fund(b)			6,572		50	5,387		—
Small-MidCap Dividend Income Fund(a)			—		2,138	178		3,549
			$201,175		$83,805	$98,834		$198,745

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund(a)	$	— $		69			$—	$1,624
Blue Chip Fund(b)		—		108			—	(1,016)
Diversified International Fund(b)		—		103			—	3,428
Diversified Real Asset Fund(b)		—		3			—	—
Diversified Real Asset Fund(a)		—		6			—	334
EDGE MidCap Fund(a)		—		10			—	776
EDGE MidCap Fund(b)		—		15			—	(469)
Equity Income Account		914		1,486			—	(729)
Global Diversified Income Fund(a)		80		2			—	260
Global Diversified Income Fund(b)		85		1			—	(29)
Global Multi-Strategy Fund(a)		—		11			—	800
Global Multi-Strategy Fund(b)		—		8			—	(336)
Global Real Estate Securities Fund(b)		14		(28)			—	(80)
Global Real Estate Securities Fund(a)		6		2			—	401
Government & High Quality Bond Account		777		(27)			—	(337)
High Yield Fund(a)		70		7			—	744
High Yield Fund(b)		158		35			—	(591)
Income Account		1,617		83			—	(72)
Inflation Protection Fund(b)		—		(4)			—	76
International Emerging Markets Fund(a)		—		6			—	767
International Emerging Markets Fund(b)		—		20			—	136
International Small Company Fund(a)		—		9			—	394
International Small Company Fund(b)		—		2			—	3
LargeCap Growth Fund(b)		—		(915)			—	2,249
LargeCap Value Fund(b)		—		(87)			—	1,095
MidCap Account		—		2,022			—	(1,759)
Preferred Securities Fund(a)		126		—			—	600
Preferred Securities Fund(b)		79		(1)			—	(393)
Principal Active Global Dividend Income
ETF		20		—			—	298
Principal Capital Appreciation Fund(b)		—		209			—	352

See accompanying notes.

		Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2017 (unaudited)

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal EDGE Active Income ETF	$170	$—	$—	$213
Principal U.S. Small Cap Index ETF	12	—	—	204
Real Estate Debt Income Fund(b)	25	(2)	—	37
Real Estate Debt Income Fund(a)	20	—	—	(4)
Short-Term Income Fund(b)	302	—	—	116
Small-MidCap Dividend Income Fund(b)	16	694	—	(1,929)
Small-MidCap Dividend Income Fund(a)	16	51	—	1,538
	$4,507	$3,898	$—	$8,701
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.12%
Cash Account Trust - Government & Agency	409,824	$410
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 5.35%
Principal Active Global Dividend Income ETF	378,000	10,220
(a)
Principal U.S. Small Cap Index ETF (a)	257,400	7,781
		$18,001
Principal Funds, Inc. Class R-6 - 30.57%
Blue Chip Fund (a)	1,002,280	20,406
Diversified Real Asset Fund (a)	1,132,341	13,146
EDGE MidCap Fund (a)	677,846	8,961
Global Multi-Strategy Fund (a)	494,477	5,662
Global Real Estate Securities Fund (a)	489,797	4,619
International Small Company Fund (a)	479,827	6,060
Multi-Manager Equity Long/Short Fund (a)	837,381	9,153
Origin Emerging Markets Fund (a)	1,034,939	12,057
Preferred Securities Fund (a)	467,939	4,885
Small-MidCap Dividend Income Fund (a)	1,023,767	17,814
		$102,763
Principal Funds, Inc. Institutional Class - 43.92%
Diversified International Fund (a)	4,296,602	58,992
LargeCap Growth Fund (a)	1,867,940	19,688
LargeCap Value Fund (a)	2,866,991	37,070
Principal Capital Appreciation Fund (a)	261,199	16,568
Short-Term Income Fund (a)	1,255,529	15,330
		$147,648
Principal Variable Contracts Funds, Inc. Class 1 - 20.07%
Equity Income Account (a)	1,306,006	31,775
Government & High Quality Bond Account (a)	968,741	9,465
Income Account (a)	1,727,626	17,812
MidCap Account (a)	148,555	8,414
		$67,466
TOTAL INVESTMENT COMPANIES		$336,288
Total Investments		$336,288
Other Assets and Liabilities - (0.03)%		$(93)
TOTAL NET ASSETS - 100.00%		$336,195

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.11%
International Equity Funds	27.35%
Fixed Income Funds	14.13%
Specialty Funds	8.32%
Investment Companies	0.12%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2017 (unaudited)

Affiliated Securities	December 31, 2016		Purchases		Sales		September 30, 2017
		Value		Cost(c)	Proceeds(c)		Value
Blue Chip Fund(a)		$—		$14,186	$433		$20,406
Blue Chip Fund(b)		17,832		273	15,049		—
Diversified International Fund(b)		43,719		7,464	3,445		58,992
Diversified Real Asset Fund(b)		7,386		7,371	15,002		—
Diversified Real Asset Fund(a)		—		12,763	216		13,146
EDGE MidCap Fund(b)		8,269		317	7,411		—
EDGE MidCap Fund(a)		—		7,092	98		8,961
Equity Income Account		35,392		2,980	8,462		31,775
Global Multi-Strategy Fund(a)		—		5,050	80		5,662
Global Multi-Strategy Fund(b)		8,376		147	8,185		—
Global Real Estate Securities Fund(b)		5,866		125	5,770		—
Global Real Estate Securities Fund(a)		—		4,033	92		4,619
Government & High Quality Bond Account		6,976		3,095	386		9,465
High Yield Fund(b)		4,531		—	4,568		—
Income Account		15,626		3,160	888		17,812
International Small Company Fund(b)		4,321		760	5,104		—
International Small Company Fund(a)		—		4,913	137		6,060
LargeCap Growth Fund(b)		23,019		436	8,806		19,688
LargeCap Value Fund(b)		34,385		1,021	1,454		37,070
MidCap Account		20,049		725	14,034		8,414
Multi-Manager Equity Long/Short Fund(a)		8,551		236	340		9,153
Origin Emerging Markets Fund(b)		10,120		164	11,032		—
Origin Emerging Markets Fund(a)		—		9,064	104		12,057
Preferred Securities Fund(b)		4,396		381	4,751		—
Preferred Securities Fund(a)		—		4,676	66		4,885
Principal Active Global Dividend Income		—		9,487	—		10,220
ETF
Principal Capital Appreciation Fund(b)		15,498		429	1,400		16,568
Principal U.S. Small Cap Index ETF		6,537		589	2		7,781
Short-Term Income Fund(b)		4,445		11,076	261		15,330
Small-MidCap Dividend Income Fund(b)		17,184		571	13,267		—
Small-MidCap Dividend Income Fund(a)		—		12,215	287		17,814
		$302,478		$124,799	$131,130		$335,878

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund(a) $	— $		56			$—	$6,597
Blue Chip Fund(b)	—		104			—	(3,160)
Diversified International Fund(b)	—		19			—	11,235
Diversified Real Asset Fund(b)	—		(166)			—	411
Diversified Real Asset Fund(a)	—		(11)			—	610
EDGE MidCap Fund(b)	—		6			—	(1,181)
EDGE MidCap Fund(a)	—		1			—	1,966
Equity Income Account	2,207		3,019			—	(1,154)
Global Multi-Strategy Fund(a)	—		2			—	690
Global Multi-Strategy Fund(b)	—		225			—	(563)
Global Real Estate Securities Fund(b)	22		(26)			—	(195)
Global Real Estate Securities Fund(a)	10		2			—	676
Government & High Quality Bond Account	380		(4)			—	(216)
High Yield Fund(b)	11		293			—	(256)
Income Account	783		(20)			—	(66)
International Small Company Fund(b)	—		5			—	18
International Small Company Fund(a)	—		5			—	1,279
LargeCap Growth Fund(b)	—		(928)			—	5,967
LargeCap Value Fund(b)	—		(86)			—	3,204
MidCap Account	587		22			—	1,652
Multi-Manager Equity Long/Short Fund(a)	—		5			—	701
Origin Emerging Markets Fund(b)	—		(56)			—	804
Origin Emerging Markets Fund(a)	—		7			—	3,090
Preferred Securities Fund(b)	94		—			—	(26)
Preferred Securities Fund(a)	77		—			—	275
Principal Active Global Dividend Income
ETF	48		—			—	733
Principal Capital Appreciation Fund(b)	—		29			—	2,012
Principal U.S. Small Cap Index ETF	38		—			—	657
Short-Term Income Fund(b)	191		—			—	70
Small-MidCap Dividend Income Fund(b)	64		103			—	(4,591)
Small-MidCap Dividend Income Fund(a)	81		4			—	5,882
	$4,593		$2,610			$—	$37,121
Amounts in thousands

(a)	Class R-6
(b)	Institutional Class
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.43%
Cash Account Trust - Government & Agency	928,565	$929
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 4.54%
Principal Active Global Dividend Income ETF	131,000	3,542
(a)
Principal EDGE Active Income ETF (a)	149,500	6,272
		$9,814
Principal Funds, Inc. Class R-6 - 23.17%
Global Diversified Income Fund (a)	767,797	10,811
Global Real Estate Securities Fund (a)	795,381	7,501
High Yield Fund (a)	1,289,675	9,647
International Emerging Markets Fund (a)	49,550	1,402
Preferred Securities Fund (a)	1,071,960	11,191
Real Estate Debt Income Fund (a)	422,364	4,067
Small-MidCap Dividend Income Fund (a)	315,016	5,481
		$50,100
Principal Funds, Inc. Institutional Class - 25.17%
Diversified International Fund (a)	337,475	4,634
Inflation Protection Fund (a)	1,619,812	13,898
LargeCap Growth Fund (a)	339,801	3,581
LargeCap Value Fund (a)	374,776	4,846
Short-Term Income Fund (a)	2,248,433	27,453
		$54,412
Principal Variable Contracts Funds, Inc. Class 1 - 46.71%
Equity Income Account (a)	867,653	21,110
Government & High Quality Bond Account (a)	2,495,417	24,380
Income Account (a)	5,381,172	55,480
		$100,970
TOTAL INVESTMENT COMPANIES		$216,225
Total Investments		$216,225
Other Assets and Liabilities - (0.02)%		$(50)
TOTAL NET ASSETS - 100.00%		$216,175

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.49%
Domestic Equity Funds	16.20%
International Equity Funds	7.90%
Specialty Funds	5.00%
Investment Companies	0.43%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Flexible Income Portfolio
	September 30, 2017 (unaudited)

Affiliated Securities	December 31, 2016	Purchases	Sales	September 30, 2017
	Value	Cost(c)	Proceeds(c)	Value
Diversified International Fund(a)	$6,337	$230	$3,225	$4,634
Equity Income Account	19,938	2,661	2,509	21,110
Global Diversified Income Fund(b)	—	10,459	270	10,811
Global Diversified Income Fund(a)	13,973	395	14,280	—
Global Real Estate Securities Fund(b)	—	6,809	135	7,501
Global Real Estate Securities Fund(a)	5,056	2,616	7,477	—
Government & High Quality Bond Account	22,035	4,719	1,861	24,380
High Yield Fund(a)	15,931	461	15,602	—
High Yield Fund(b)	—	8,789	271	9,647
Income Account	65,754	4,490	14,876	55,480
Inflation Protection Fund(a)	9,004	5,828	1,110	13,898
International Emerging Markets Fund(b)	—	1,141	—	1,403
International Emerging Markets Fund(a)	1,994	5	2,234	—
LargeCap Growth Fund(a)	6,532	115	3,991	3,581
LargeCap Value Fund(a)	6,889	209	2,733	4,846
Preferred Securities Fund(b)	—	10,766	316	11,191
Preferred Securities Fund(a)	3,242	8,162	10,921	—
Principal Active Global Dividend Income	—	3,300	—	3,541
ETF
Principal EDGE Active Income ETF	6,020	—	—	6,272
Real Estate Debt Income Fund(b)	—	4,157	90	4,067
Real Estate Debt Income Fund(a)	4,177	129	4,375	—
Short-Term Income Fund(a)	19,887	8,841	1,426	27,453
Small-MidCap Dividend Income Fund(a)	9,599	215	8,007	—
Small-MidCap Dividend Income Fund(b)	—	3,202	45	5,481
	$216,368	$87,699	$95,754	$215,296

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund(a)	$—	$91	$—	$1,201
Equity Income Account	1,472	106	—	914
Global Diversified Income Fund(b)	161	1	—	621
Global Diversified Income Fund(a)	221	(47)	—	(41)
Global Real Estate Securities Fund(b)	16	—	—	827
Global Real Estate Securities Fund(a)	32	(21)	—	(174)
Government & High Quality Bond Account	981	(14)	—	(499)
High Yield Fund(a)	287	29	—	(819)
High Yield Fund(b)	131	—	—	1,129
Income Account	2,457	56	—	56
Inflation Protection Fund(a)	—	(12)	—	188
International Emerging Markets Fund(b)	—	—	—	262
International Emerging Markets Fund(a)	—	42	—	193
LargeCap Growth Fund(a)	—	(800)	—	1,725
LargeCap Value Fund(a)	—	(167)	—	648
Preferred Securities Fund(b)	179	1	—	740
Preferred Securities Fund(a)	100	(1)	—	(482)
Principal Active Global Dividend Income
ETF	16	—	—	241
Principal EDGE Active Income ETF	200	—	—	252
Real Estate Debt Income Fund(b)	47	—	—	—
Real Estate Debt Income Fund(a)	56	(2)	—	71
Short-Term Income Fund(a)	386	(1)	—	152
Small-MidCap Dividend Income Fund(a)	20	1,799	—	(3,606)
Small-MidCap Dividend Income Fund(b)	25	(1)	—	2,325
	$6,787	$1,059	$—	$5,924
Amounts in thousands

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.26%
Cash Account Trust - Government & Agency	728,524	$729
Portfolio - Government Cash Managed

Principal Exchange-Traded Funds - 12.19%
Principal Active Global Dividend Income ETF	498,000	13,464
(a)
Principal EDGE Active Income ETF (a)	239,300	10,040
Principal U.S. Small Cap Index ETF (a)	354,800	10,726
		$34,230
Principal Funds, Inc. Class R-6 - 26.35%
EDGE MidCap Fund (a)	476,954	6,305
Global Multi-Strategy Fund (a)	420,258	4,812
Global Real Estate Securities Fund (a)	1,329,490	12,537
International Small Company Fund (a)	467,120	5,900
Multi-Manager Equity Long/Short Fund (a)	614,499	6,716
Origin Emerging Markets Fund (a)	1,587,550	18,495
Real Estate Debt Income Fund (a)	766,035	7,377
Small-MidCap Dividend Income Fund (a)	680,232	11,836
		$73,978
Principal Funds, Inc. Institutional Class - 53.85%
Diversified International Fund (a)	4,386,795	60,231
LargeCap Growth Fund (a)	2,140,934	22,565
LargeCap Value Fund (a)	2,129,429	27,534
Principal Capital Appreciation Fund (a)	566,583	35,938
Short-Term Income Fund (a)	402,217	4,911
		$151,179
Principal Variable Contracts Funds, Inc. Class 1 - 7.38%
Equity Income Account (a)	850,764	20,699

TOTAL INVESTMENT COMPANIES		$280,815
Total Investments		$280,815
Other Assets and Liabilities - (0.03)%		$(82)
TOTAL NET ASSETS - 100.00%		$280,733

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.32%
International Equity Funds	39.39%
Fixed Income Funds	7.96%
Specialty Funds	4.10%
Investment Companies	0.26%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2017 (unaudited)

Affiliated Securities		December 31, 2016		Purchases		Sales		September 30, 2017
			Value		Cost(c)	Proceeds(c)		Value
Diversified International Fund(a)			$45,938		$7,046	$4,383		$60,231
EDGE MidCap Fund(b)			—		5,567	35		6,305
EDGE MidCap Fund(a)			5,613		184	5,564		—
Equity Income Account			28,990		2,689	12,537		20,699
Global Multi-Strategy Fund(b)			—		4,660	81		4,812
Global Multi-Strategy Fund(a)			4,895		176	5,073		—
Global Real Estate Securities Fund(b)			—		11,333	163		12,537
Global Real Estate Securities Fund(a)			9,276		2,720	11,642		—
International Small Company Fund(b)			—		4,733	129		5,900
International Small Company Fund(a)			4,674		327	5,039		—
LargeCap Growth Fund(a)			29,139		539	12,632		22,565
LargeCap Value Fund(a)			28,220		791	3,865		27,534
Multi-Manager Equity Long/Short Fund(b)			5,514		1,081	393		6,716
Origin Emerging Markets Fund(a)			15,674		352	17,669		—
Origin Emerging Markets Fund(b)			—		14,417	204		18,495
Principal Active Global Dividend Income			—		12,501	—		13,464
ETF
Principal Capital Appreciation Fund(a)			38,505		926	8,251		35,938
Principal EDGE Active Income ETF			9,637		—	—		10,040
Principal U.S. Small Cap Index ETF			8,013		1,828	—		10,726
Real Estate Debt Income Fund(b)			—		7,692	362		7,377
Real Estate Debt Income Fund(a)			2,373		5,303	7,708		—
Short-Term Income Fund(a)			—		5,047	160		4,911
Small-MidCap Dividend Income Fund(a)			12,197		358	9,350		—
Small-MidCap Dividend Income Fund(b)			—		7,826	117		11,836
			$248,658		$98,096	$105,357		$280,086

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments			Capital Gain Distributions		Gain/Loss
Diversified International Fund(a)	$	— $		(19)			$—	$11,649
EDGE MidCap Fund(b)		—		(1)			—	774
EDGE MidCap Fund(a)		—		3			—	(236)
Equity Income Account		1,424		5,666			—	(4,109)
Global Multi-Strategy Fund(b)		—		—			—	233
Global Multi-Strategy Fund(a)		—		7			—	(5)
Global Real Estate Securities Fund(b)		27		(1)			—	1,368
Global Real Estate Securities Fund(a)		50		(18)			—	(336)
International Small Company Fund(b)		—		3			—	1,293
International Small Company Fund(a)		—		16			—	22
LargeCap Growth Fund(a)		—		(2,058)			—	7,577
LargeCap Value Fund(a)		—		(259)			—	2,647
Multi-Manager Equity Long/Short Fund(b)		—		2			—	512
Origin Emerging Markets Fund(a)		—		(97)			—	1,740
Origin Emerging Markets Fund(b)		—		7			—	4,275
Principal Active Global Dividend Income
ETF		63		—			—	963
Principal Capital Appreciation Fund(a)		—		(8)			—	4,766
Principal EDGE Active Income ETF		320		—			—	403
Principal U.S. Small Cap Index ETF		49		—			—	885
Real Estate Debt Income Fund(b)		87		2			—	45
Real Estate Debt Income Fund(a)		90		—			—	32
Short-Term Income Fund(a)		53		—			—	24
Small-MidCap Dividend Income Fund(a)		42		193			—	(3,398)
Small-MidCap Dividend Income Fund(b)		54		(1)			—	4,128
		$2,259		$3,437			$—	$35,252
Amounts in thousands

(a)	Institutional Class
(b)	Class R-6
(c)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.52%	Shares Held	Value (000's)			Principal
Money Market Funds - 1.52%			BONDS (continued)		Amount (000's) Value (000's)
BlackRock Liquidity Funds FedFund Portfolio	2,457,069	$2,457	Automobile Asset Backed Securities (continued)
			CPS Auto Receivables Trust 2016-C
TOTAL INVESTMENT COMPANIES		$2,457	1.62%, 01/15/2020(a)		$397	$397
	Principal		CPS Auto Trust
BONDS - 97.32%	Amount (000's)	Value (000's)	1.50%, 06/15/2020(a)		323	322
Aerospace & Defense - 1.24%			1.68%, 08/17/2020(a)		683	683
Lockheed Martin Corp			Ford Credit Auto Owner Trust 2015-REV2
1.85%, 11/23/2018	$500	$500	2.44%, 01/15/2027(a)		673	679
Rockwell Collins Inc			Ford Credit Auto Owner Trust 2016-REV2
2.80%, 03/15/2022	500	505	2.03%, 12/15/2027(a)		750	744
3.20%, 03/15/2024	250	255	Ford Credit Auto Owner Trust 2017-REV1
United Technologies Corp			2.62%, 08/15/2028(a)		500	505
1.50%, 11/01/2019	400	398	Ford Credit Auto Owner Trust/Ford Credit
1.90%, 05/04/2020	350	349	2014-RE	V1
		$2,007	2.26%, 11/15/2025(a)		173	174
Airlines - 0.75%			Santander Drive Auto Receivables Trust 2013-
American Airlines 2013-2 Class A Pass			3
Through Trust			2.42%, 04/15/2019		80	80
4.95%, 07/15/2024	372	399	Santander Drive Auto Receivables Trust 2013-
Continental Airlines 2009-2 Class A Pass			5
Through Trust			2.25%, 06/17/2019		7	7
7.25%, 05/10/2021	207	227	2.73%, 10/15/2019		228	229
Delta Air Lines 2009-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2014-
Trust			1
7.75%, 06/17/2021	193	212	2.36%, 04/15/2020		272	272
Delta Air Lines 2012-1 Class A Pass Through			2.91%, 04/15/2020		355	358
Trust			Santander Drive Auto Receivables Trust 2014-
4.75%, 11/07/2021	356	372	2
		$1,210	2.76%, 02/18/2020		220	222
Automobile Asset Backed Securities - 8.11%			Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables 2016-1			3
1.52%, 06/10/2019	19	19	2.13%, 08/17/2020		109	109
AmeriCredit Automobile Receivables Trust			2.65%, 08/17/2020		115	116
2013-5			Santander Drive Auto Receivables Trust 2014-
2.86%, 12/09/2019	1,202	1,210	5
AmeriCredit Automobile Receivables Trust			2.46%, 06/15/2020		215	215
2014-1			Santander Drive Auto Receivables Trust 2015-
2.15%, 03/09/2020	100	100	1
2.54%, 06/08/2020	875	879	2.57%, 04/15/2021		625	628
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2015-
2014-2			2
2.57%, 07/08/2020	395	398	2.44%, 04/15/2021		365	367
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2016-
2014-3			3
2.58%, 09/08/2020	100	101	1.34%, 11/15/2019		261	260
Americredit Automobile Receivables Trust			TCF Auto Receivables Owner Trust 2016-
2016-4			PT1
			1.93%, 06/15/2022(a)		721	720
1.34%, 04/08/2020	391	391
Capital Auto Receivables Asset Trust 2013-2			Westlake Automobile Receivables Trust 2015-
3.30%, 06/20/2019	6	6	1
			2.29%, 11/16/2020(a)		208	208
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	306	307	Westlake Automobile Receivables Trust 2015-
Capital Auto Receivables Asset Trust 2014-2			2
			2.45%, 01/15/2021(a)		201	201
2.41%, 05/20/2019	71	71
Capital Auto Receivables Asset Trust 2016-2			Westlake Automobile Receivables Trust 2016-
1.32%, 01/22/2019	112	112	1
			1.82%, 01/15/2019(a)		33	33
Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019	81	81	Westlake Automobile Receivables Trust 2016-
CPS Auto Receivables Trust 2013-A			2
			1.57%, 06/17/2019(a)		188	188
1.31%, 06/15/2020(a)	178	178
CPS Auto Receivables Trust 2013-B			Westlake Automobile Receivables Trust 2016-
1.82%, 09/15/2020(a)	111	111	3
			2.07%, 12/15/2021(a)		600	599
CPS Auto Receivables Trust 2013-C
4.30%, 08/15/2019(a)	250	252	Westlake Automobile Receivables Trust 2017-
CPS Auto Receivables Trust 2014-C			2
			1.80%, 07/15/2020(a)		250	250
3.77%, 08/17/2020(a)	200	203
CPS Auto Receivables Trust 2014-D						$13,122
1.49%, 04/15/2019(a)	2	2	Automobile Floor Plan Asset Backed Securities - 0.43%
CPS Auto Receivables Trust 2015-C			Ford Credit Floorplan Master Owner Trust A
1.77%, 06/17/2019(a)	57	57	1.69%, 11/15/2021		700	702
CPS Auto Receivables Trust 2016-B			1 Month LIBOR + 0.46%
2.07%, 11/15/2019(a)	78	78

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Manufacturers - 1.81%			Banks (continued)
Daimler Finance North America LLC			JPMorgan Chase & Co	(continued)
1.75%, 10/30/2019(a)	$350	$347	4.25%, 10/15/2020		$500	$529
Ford Motor Credit Co LLC			JPMorgan Chase Bank NA
2.02%, 05/03/2019	400	400	6.00%, 10/01/2017		2,020	2,020
3.34%, 03/28/2022	500	508	KeyBank NA/Cleveland OH
PACCAR Financial Corp			1.70%, 06/01/2018		500	501
1.45%, 03/09/2018	336	336	2.35%, 03/08/2019		650	655
2.20%, 09/15/2019	323	325	2.40%, 06/09/2022		400	398
Toyota Motor Credit Corp			Morgan Stanley
1.20%, 04/06/2018	400	399	1.88%, 01/05/2018		336	336
2.10%, 01/17/2019	200	201	2.13%, 04/25/2018		250	251
2.60%, 01/11/2022	400	405	2.71%, 04/21/2021		600	616
		$2,921	3 Month LIBOR + 1.40%
Banks - 21.81%			2.71%, 10/24/2023		1,400	1,432
Bank of America Corp			3 Month LIBOR + 1.40%
2.47%, 01/20/2023	1,750	1,778	5.50%, 07/24/2020		500	543
3 Month LIBOR + 1.16%			PNC Bank NA
2.50%, 10/21/2022	500	495	1.81%, 07/27/2022		400	400
2.60%, 01/15/2019	500	504	3 Month LIBOR + 0.50%
2.63%, 10/19/2020	750	758	2.00%, 05/19/2020		500	500
2.88%, 04/24/2023	250	251	2.45%, 07/28/2022		600	601
3 Month LIBOR + 1.02%			6.88%, 04/01/2018		250	256
Bank of New York Mellon Corp/The			State Street Corp
2.20%, 05/15/2019	673	677	3.10%, 05/15/2023		238	242
2.36%, 10/30/2023	500	511	SunTrust Bank/Atlanta GA
3 Month LIBOR + 1.05%			2.25%, 01/31/2020		400	402
2.50%, 04/15/2021	300	303	2.45%, 08/01/2022		600	599
BB&T Corp			7.25%, 03/15/2018		851	872
1.95%, 04/01/2022	100	101	SunTrust Banks Inc
3 Month LIBOR + 0.65%			2.90%, 03/03/2021		500	509
1.97%, 02/01/2019	336	338	UBS AG/London
3 Month LIBOR + 0.66%			1.90%, 06/08/2020(a)		250	251
2.05%, 05/10/2021	500	498	3 Month LIBOR + 0.58%
Branch Banking & Trust Co			2.20%, 06/08/2020(a)		250	250
2.10%, 01/15/2020	600	602	UBS Group Funding Switzerland AG
2.63%, 01/15/2022	600	609	3.49%, 05/23/2023(a)		300	307
Capital One NA/Mclean VA			US Bancorp
1.65%, 02/05/2018	673	673	2.63%, 01/24/2022		400	406
2.08%, 09/13/2019	500	503	US Bank NA/Cincinnati OH
3 Month LIBOR + 0.77%			1.79%, 10/28/2019		291	293
2.46%, 01/30/2023	600	603	3 Month LIBOR + 0.48%
3 Month LIBOR + 1.15%			2.00%, 01/24/2020		400	401
Citigroup Inc			Wells Fargo & Co
1.70%, 04/27/2018	1,010	1,010	2.42%, 01/24/2023		1,000	1,017
2.27%, 04/25/2022	200	201	3 Month LIBOR + 1.11%
3 Month LIBOR + 0.96%			Wells Fargo Bank NA
2.41%, 05/17/2024	250	251	1.65%, 01/22/2018		750	751
3 Month LIBOR + 1.10%			6.00%, 11/15/2017		250	251
2.70%, 03/30/2021	900	910				$35,290
Fifth Third Bancorp			Beverages - 1.15%
2.60%, 06/15/2022	800	799	Anheuser-Busch InBev Finance Inc
Fifth Third Bank/Cincinnati OH			2.15%, 02/01/2019		586	590
1.63%, 09/27/2019	250	248	3.30%, 02/01/2023		400	415
2.25%, 06/14/2021	300	300	PepsiCo Inc
2.30%, 03/15/2019	400	403	1.35%, 10/04/2019		350	349
Goldman Sachs Group Inc/The			2.15%, 10/14/2020		500	504
2.30%, 12/13/2019	400	402				$1,858
2.42%, 04/26/2022	1,000	1,011	Biotechnology - 1.26%
3 Month LIBOR + 1.11%			Amgen Inc
2.47%, 04/23/2020	600	610	2.20%, 05/22/2019		373	375
3 Month LIBOR + 1.16%			2.20%, 05/11/2020		200	201
2.60%, 04/23/2020	400	404	2.65%, 05/11/2022		400	403
3.00%, 04/26/2022	800	809	Biogen Inc
3.09%, 02/25/2021	400	415	2.90%, 09/15/2020		500	512
3 Month LIBOR + 1.77%			Gilead Sciences Inc
ING Groep NV			1.85%, 09/04/2018		250	251
2.48%, 03/29/2022	250	254	1.85%, 09/20/2019		300	300
3 Month LIBOR + 1.15%						$2,042
3.15%, 03/29/2022	450	459	Chemicals - 1.37%
JPMorgan Chase & Co			Air Liquide Finance SA
2.21%, 04/25/2023	1,500	1,511	1.75%, 09/27/2021(a)		250	245
3 Month LIBOR + 0.90%
2.30%, 08/15/2021	500	500

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)			Electric (continued)
Airgas Inc			Dominion Energy Inc (continued)
1.65%, 02/15/2018	$408	$408	2.96%, 07/01/2019	$650	$659
Chevron Phillips Chemical Co LLC / Chevron			Duke Energy Florida LLC
Phillips Chemical Co LP			1.85%, 01/15/2020	400	400
1.70%, 05/01/2018(a)	505	505	3.10%, 08/15/2021	250	258
2.45%, 05/01/2020(a)	168	169	Emera US Finance LP
Westlake Chemical Corp			2.70%, 06/15/2021	300	302
4.63%, 02/15/2021	455	470	Exelon Corp
4.88%, 05/15/2023	400	416	3.50%, 06/01/2022	500	515
		$2,213	Fortis Inc/Canada
Commercial Mortgage Backed Securities - 1.30%			2.10%, 10/04/2021	633	622
Ginnie Mae			Indiantown Cogeneration LP
0.62%, 09/16/2055(b)	3,750	157	9.77%, 12/15/2020	233	251
0.76%, 01/16/2054(b)	2,843	123	NextEra Energy Capital Holdings Inc
0.78%, 10/16/2054(b)	3,701	137	4.66%, 09/01/2067	173	173
0.89%, 02/16/2055(b)	5,715	192	3 Month LIBOR + 3.35%
0.90%, 01/16/2055(b)	5,838	238	Public Service Co of New Mexico
1.11%, 06/16/2045(b)	1,666	97	7.95%, 05/15/2018	1,015	1,053
1.37%, 12/16/2036(b)	2,246	125	San Diego Gas & Electric Co
GS Mortgage Securities Trust 2017-GS6			1.91%, 02/01/2022	130	129
1.95%, 05/10/2050	579	577	Southern California Edison Co
JPMDB Commercial Mortgage Securities			1.85%, 02/01/2022	266	263
Trust 2016-C4			Southern Co/The
1.54%, 12/15/2049	457	451	1.55%, 07/01/2018	200	200
		$2,097	Talen Energy Supply LLC
Computers - 1.58%			6.50%, 05/01/2018	168	170
Apple Inc			Texas-New Mexico Power Co
1.00%, 05/03/2018	336	335	9.50%, 04/01/2019(a)	202	223
1.90%, 02/07/2020	200	201	TransAlta Corp
2.50%, 02/09/2022	400	405	6.90%, 05/15/2018	1,015	1,041
Dell International LLC / EMC Corp			Virginia Electric & Power Co
3.48%, 06/01/2019(a)	600	612	2.75%, 03/15/2023	100	101
Hewlett Packard Enterprise Co					$7,613
2.45%, 10/05/2017	156	156	Electronics - 0.66%
2.85%, 10/05/2018	350	353	Fortive Corp
International Business Machines Corp			1.80%, 06/15/2019	175	175
2.25%, 02/19/2021	500	502	2.35%, 06/15/2021	300	299
		$2,564	Honeywell International Inc
Consumer Products - 0.25%			1.85%, 11/01/2021	600	593
Reckitt Benckiser Treasury Services PLC					$1,067
1.89%, 06/24/2022(a)	400	401	Engineering & Construction - 0.50%
3 Month LIBOR + 0.56%			SBA Tower Trust
			2.88%, 07/10/2046(a)	400	405
Cosmetics & Personal Care - 0.49%			3.17%, 04/09/2047(a)	400	400
Procter & Gamble Co/The					$805
1.70%, 11/03/2021	300	297	Finance - Mortgage Loan/Banker - 8.74%
2.15%, 08/11/2022	500	499	Fannie Mae
		$796	1.25%, 05/06/2021	1,000	982
Credit Card Asset Backed Securities - 1.33%			1.25%, 08/17/2021	800	783
Cabela's Credit Card Master Note Trust			1.38%, 02/26/2021	1,000	988
1.68%, 07/15/2022	834	838	1.50%, 02/28/2020	600	599
1 Month LIBOR + 0.45%			1.50%, 07/30/2020	1,000	994
1.88%, 08/16/2021(a)	505	507	1.88%, 12/28/2020	200	201
1 Month LIBOR + 0.65%			1.88%, 04/05/2022	3,000	2,993
Capital One Multi-Asset Execution Trust			2.00%, 01/05/2022	2,350	2,356
1.74%, 09/16/2024	800	806	2.63%, 09/06/2024	750	767
1 Month LIBOR + 0.51%			Freddie Mac
		$2,151	1.13%, 08/12/2021	1,500	1,462
Diversified Financial Services - 0.69%			1.38%, 05/01/2020	1,000	994
GE Capital International Funding Co			2.38%, 01/13/2022	1,000	1,018
Unlimited Co					$14,137
2.34%, 11/15/2020	400	404	Food - 1.09%
GTP Acquisition Partners I LLC			Kraft Heinz Foods Co
2.35%, 06/15/2045(a)	721	720	1.88%, 02/10/2021	400	400
		$1,124	3 Month LIBOR + 0.57%
Electric - 4.70%			2.00%, 07/02/2018	269	270
Alabama Power Co			Mondelez International Holdings Netherlands
2.45%, 03/30/2022	750	750	BV
Black Hills Corp			1.63%, 10/28/2019(a)	500	496
2.50%, 01/11/2019	300	301
Dominion Energy Inc
2.58%, 07/01/2020	200	202

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Food (continued)			Insurance (continued)
Tyson Foods Inc			New York Life Global Funding
1.76%, 08/21/2020	$200	$200	1.45%, 12/15/2017(a)	$250	$250
3 Month LIBOR + 0.45%			1.84%, 06/10/2022(a)	1,000	1,007
1.77%, 05/30/2019	250	251	3 Month LIBOR + 0.52%
3 Month LIBOR + 0.45%			1.95%, 02/11/2020(a)	400	400
2.25%, 08/23/2021	150	149	2.00%, 04/13/2021(a)	400	397
		$1,766	2.15%, 06/18/2019(a)	124	124
Hand & Machine Tools - 0.37%			Prudential Financial Inc
Stanley Black & Decker Inc			8.88%, 06/15/2068	1,500	1,571
1.62%, 11/17/2018	600	599	3 Month LIBOR + 5.00%
					$11,197
Healthcare - Products - 0.47%			Internet - 0.57%
Medtronic Global Holdings SCA			Amazon.com Inc
1.70%, 03/28/2019	500	500	2.40%, 02/22/2023(a)	250	249
Medtronic Inc			2.60%, 12/05/2019	273	278
2.50%, 03/15/2020	250	253	2.80%, 08/22/2024(a)	400	402
		$753			$929
Healthcare - Services - 0.51%			Machinery - Diversified - 0.32%
Roche Holdings Inc			John Deere Capital Corp
1.68%, 09/30/2019(a)	323	324	1.35%, 01/16/2018	173	173
3 Month LIBOR + 0.34%			2.05%, 03/10/2020	350	352
UnitedHealth Group Inc					$525
1.70%, 02/15/2019	500	500	Manufactured Housing Asset Backed Securities - 0.01%
		$824	Conseco Finance Corp
Home Equity Asset Backed Securities - 0.13%			7.70%, 09/15/2026	17	17
Home Equity Asset Trust 2005-4
1.70%, 10/25/2035	24	24	Media - 0.77%
1 Month LIBOR + 0.71%			Time Warner Cable LLC
JP Morgan Mortgage Acquisition Corp 2005-			8.25%, 04/01/2019	505	549
OPT1			Walt Disney Co/The
1.91%, 06/25/2035	13	13	1.95%, 03/04/2020	500	502
1 Month LIBOR + 0.68%			2.30%, 02/12/2021	200	202
RASC Series 2005-AHL2 Trust					$1,253
1.59%, 10/25/2035	95	95	Mining - 0.65%
1 Month LIBOR + 0.35%			Glencore Finance Canada Ltd
RASC Series 2005-EMX2 Trust			2.70%, 10/25/2017(a)	841	842
1.75%, 07/25/2035	25	25	Glencore Funding LLC
1 Month LIBOR + 0.51%			4.13%, 05/30/2023(a)	200	208
Terwin Mortgage Trust Series TMTS 2005-					$1,050
14HE			Miscellaneous Manufacturers - 1.00%
4.85%, 08/25/2036	36	36	General Electric Co
Wells Fargo Home Equity Asset-Backed			5.50%, 01/08/2020	500	539
Securities 2004-2 Trust			Ingersoll-Rand Global Holding Co Ltd
2.08%, 10/25/2034	16	16	6.88%, 08/15/2018	450	470
1 Month LIBOR + 0.84%			Siemens Financieringsmaatschappij NV
		$209	1.93%, 03/16/2022(a)	250	252
Housewares - 0.25%			3 Month LIBOR + 0.61%
Newell Brands Inc			2.20%, 03/16/2020(a)	350	353
2.60%, 03/29/2019	200	202			$1,614
3.85%, 04/01/2023	200	210	Mortgage Backed Securities - 2.92%
		$412	Alternative Loan Trust 2004-J8
Insurance - 6.92%			6.00%, 02/25/2017	4	4
Berkshire Hathaway Finance Corp			Banc of America Funding 2004-1 Trust
1.70%, 03/15/2019	500	501	5.25%, 02/25/2019	4	4
Berkshire Hathaway Inc			Banc of America Funding 2004-3 Trust
2.20%, 03/15/2021	400	403	4.75%, 09/25/2019	16	16
2.75%, 03/15/2023	500	508	BCAP LLC 2011-RR11 Trust
Five Corners Funding Trust			3.64%, 03/26/2035(a)	125	125
4.42%, 11/15/2023(a)	750	813	12 Month LIBOR + 1.95%
Hartford Financial Services Group Inc/The			CHL Mortgage Pass-Through Trust 2003-46
8.13%, 06/15/2068	1,159	1,202	3.27%, 01/19/2034	54	55
3 Month LIBOR + 4.60%			CHL Mortgage Pass-Through Trust 2004-J1
MassMutual Global Funding II			4.50%, 01/25/2019	2	2
1.55%, 10/11/2019(a)	350	347	CHL Mortgage Pass-Through Trust 2004-J7
2.10%, 08/02/2018(a)	505	507	5.00%, 09/25/2019	27	27
2.35%, 04/09/2019(a)	865	872	Credit Suisse First Boston Mortgage Securities
Metropolitan Life Global Funding I			Corp
1.71%, 06/12/2020(a)	250	251	5.00%, 09/25/2019	6	5
3 Month LIBOR + 0.40%
1.75%, 12/19/2018(a)	400	400
1.95%, 09/15/2021(a)	470	463
2.30%, 04/10/2019(a)	1,173	1,181

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
CSFB Mortgage-Backed Pass-Through			Shell International Finance BV
Certificates Series 2004-AR4			2.13%, 05/11/2020	$505	$508
2.20%, 05/25/2034	$38	$37	2.38%, 08/21/2022	557	559
1 Month LIBOR + 0.96%			Total Capital International SA
CSFB Mortgage-Backed Trust Series 2004-7			1.88%, 08/10/2018	370	372
5.00%, 10/25/2019	19	19	3 Month LIBOR + 0.57%
GSMSC Pass-Through Trust 2009-4R					$3,245
1.68%, 12/26/2036(a)	53	53	Other Asset Backed Securities - 5.26%
1 Month LIBOR + 0.45%			Drug Royalty II LP 2
JP Morgan Mortgage Trust 2004-A3			3.48%, 07/15/2023(a)	445	445
3.45%, 07/25/2034	33	33	Drug Royalty III LP 1
JP Morgan Mortgage Trust 2004-S1			3.80%, 04/15/2027(a)	231	231
5.00%, 09/25/2034	82	84	3 Month LIBOR + 2.50%
JP Morgan Mortgage Trust 2016-4			3.98%, 04/15/2027(a)	182	183
3.50%, 10/25/2046(a)	746	763	MVW Owner Trust 2015-1
JP Morgan Mortgage Trust 2017-2			2.52%, 12/20/2032(a)	424	423
3.50%, 05/25/2047(a)	474	485	MVW Owner Trust 2016-1
MASTR Alternative Loan Trust 2003-9			2.25%, 12/20/2033(a)	379	373
6.50%, 01/25/2019	24	24	OneMain Financial Issuance Trust 2014-2
MASTR Asset Securitization Trust 2004-11			2.47%, 09/18/2024(a)	180	181
5.00%, 12/25/2019	5	5	OneMain Financial Issuance Trust 2015-2
MASTR Asset Securitization Trust 2004-9			2.57%, 07/18/2025(a)	491	491
5.00%, 09/25/2019	11	11	PFS Financing Corp
PHH Mortgage Trust Series 2008-CIM1			1.81%, 03/15/2021(a)	750	751
5.22%, 06/25/2038	111	109	1 Month LIBOR + 0.58%
1 Month LIBOR + 2.25%			1.83%, 10/15/2019(a)	336	336
Prime Mortgage Trust 2005-2			1 Month LIBOR + 0.60%
5.25%, 07/25/2020	67	67	1.83%, 07/15/2022(a)	500	499
Provident Funding Mortgage Loan Trust 2005-			1 Month LIBOR + 0.60%
1			1.85%, 04/15/2020(a)	536	537
1.82%, 05/25/2035	176	171	1 Month LIBOR + 0.62%
1 Month LIBOR + 0.58%			RAAC Series 2006-RP2 Trust
RALI Series 2003-QS23 Trust			1.49%, 02/25/2037(a)	37	37
5.00%, 12/26/2018	46	46	1 Month LIBOR + 0.25%
RALI Series 2004-QS3 Trust			Structured Asset Investment Loan Trust 2005-
5.00%, 03/25/2019	18	17	4
RBSSP Resecuritization Trust 2009-7			1.90%, 05/25/2035	49	49
1.63%, 06/26/2037(a)	32	31	1 Month LIBOR + 0.66%
1 Month LIBOR + 0.40%			Trafigura Securitisation Finance PLC 2014-1
Sequoia Mortgage Trust 2013-4			2.18%, 10/15/2018(a)	471	471
1.55%, 04/25/2043	54	53	1 Month LIBOR + 0.95%
Sequoia Mortgage Trust 2013-8			Trafigura Securitisation Finance PLC 2017-1
2.25%, 06/25/2043	400	387	2.08%, 12/15/2020(a)	1,000	1,007
Sequoia Mortgage Trust 2017-1			1 Month LIBOR + 0.85%
3.50%, 02/25/2047(a)	473	484	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2017-2			1.42%, 01/20/2021(a)	500	498
3.50%, 03/25/2047(a)	237	242	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2017-3			1.68%, 05/20/2021(a)	1,000	997
3.50%, 04/25/2047(a)	464	475	Verizon Owner Trust 2017-1
Springleaf Mortgage Loan Trust 2013-2			2.06%, 09/20/2021(a)	250	251
1.78%, 12/25/2065(a)	114	114	Verizon Owner Trust 2017-2
3.52%, 12/25/2065(a)	688	687	1.92%, 12/20/2021(a)	750	749
Springleaf Mortgage Loan Trust 2013-3					$8,509
1.87%, 09/25/2057(a)	93	93	Packaging & Containers - 0.19%
WaMu Mortgage Pass-Through Certificates			WestRock Co
Series 2003-S8 Trust			3.00%, 09/15/2024(a)	300	300
5.00%, 09/25/2018	3	3
		$4,731	Pharmaceuticals - 1.16%
Oil & Gas - 2.01%			AbbVie Inc
BP Capital Markets PLC			1.80%, 05/14/2018	202	202
2.75%, 05/10/2023	185	186	2.30%, 05/14/2021	200	200
4.75%, 03/10/2019	423	441	2.50%, 05/14/2020	336	340
Chevron Corp			Allergan Funding SCS
1.72%, 06/24/2018	375	375	2.35%, 03/12/2018	505	506
1.80%, 03/03/2022	250	251	Mead Johnson Nutrition Co
3 Month LIBOR + 0.48%			3.00%, 11/15/2020	250	257
2.90%, 03/03/2024	250	253	Merck & Co Inc
Phillips 66			1.10%, 01/31/2018	373	373
1.95%, 04/15/2019(a)	150	150			$1,878
3 Month LIBOR + 0.65%			Pipelines - 2.93%
2.05%, 04/15/2020(a)	150	150	Buckeye Partners LP
3 Month LIBOR + 0.75%			2.65%, 11/15/2018	649	652

See accompanying notes.

     Schedule of Investments Short-Term Income Account September 30, 2017 (unaudited)

Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Student Loan Asset Backed Securities (continued)
Buckeye Partners LP (continued)			KeyCorp Student Loan Trust 2004-A
4.15%, 07/01/2023	$400	$414	1.85%, 01/27/2042	$376	$376
Columbia Pipeline Group Inc			3 Month LIBOR + 0.53%
2.45%, 06/01/2018	168	169	KeyCorp Student Loan Trust 2006-A
3.30%, 06/01/2020	168	172	1.64%, 09/27/2035	992	991
Florida Gas Transmission Co LLC			3 Month LIBOR + 0.31%
7.90%, 05/15/2019(a)	559	607	Navient Private Education Loan Trust 2014-
Kinder Morgan Inc/DE			CT
2.59%, 01/15/2023	500	501	1.93%, 09/16/2024(a)	175	175
3 Month LIBOR + 1.28%			1 Month LIBOR + 0.70%
TransCanada PipeLines Ltd			SLC Private Student Loan Trust 2006-A
3.53%, 05/15/2067	900	832	1.47%, 07/15/2036	380	380
3 Month LIBOR + 2.21%			3 Month LIBOR + 0.17%
Williams Partners LP / ACMP Finance Corp			SLM Private Credit Student Loan Trust 2002-
4.88%, 03/15/2024	1,325	1,387	A
		$4,734	1.87%, 12/16/2030	530	526
REITs - 1.03%			3 Month LIBOR + 0.55%
Alexandria Real Estate Equities Inc			SLM Private Credit Student Loan Trust 2004-
2.75%, 01/15/2020	510	515	A
American Tower Trust #1			1.72%, 06/15/2033	183	179
1.55%, 03/15/2043(a)	255	255	3 Month LIBOR + 0.40%
Digital Realty Trust LP			SLM Private Credit Student Loan Trust 2004-
3.40%, 10/01/2020	300	309	B
Healthcare Realty Trust Inc			1.65%, 03/15/2024	657	655
5.75%, 01/15/2021	343	376	3 Month LIBOR + 0.33%
Hospitality Properties Trust			SLM Private Credit Student Loan Trust 2005-
4.50%, 06/15/2023	200	212	B
		$1,667	1.59%, 12/15/2023	186	186
Retail - 1.24%			3 Month LIBOR + 0.27%
Costco Wholesale Corp			SLM Private Credit Student Loan Trust 2006-
2.15%, 05/18/2021	800	802	A
Home Depot Inc/The			1.51%, 12/15/2023	25	25
1.80%, 06/05/2020	500	500	3 Month LIBOR + 0.19%
2.00%, 04/01/2021	200	200	1.61%, 06/15/2039	1,000	955
McDonald's Corp			3 Month LIBOR + 0.29%
2.75%, 12/09/2020	500	510	SLM Private Education Loan Trust 2013-A
			1.77%, 05/17/2027(a)	919	918
		$2,012
			SLM Private Education Loan Trust 2013-B
Savings & Loans - 0.00%			1.85%, 06/17/2030(a)	327	327
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013(c),(d),(e)	200	—	SMB Private Education Loan Trust 2016-C
			1.78%, 11/15/2023(a)	585	586
Semiconductors - 0.90%			1 Month LIBOR + 0.55%
			SMB Private Education Loan Trust 2017-A
Broadcom Corp / Broadcom Cayman Finance			1.68%, 06/17/2024(a)	350	350
Ltd
2.38%, 01/15/2020(a)	600	603	1 Month LIBOR + 0.45%
3.00%, 01/15/2022(a)	200	204			$7,924
QUALCOMM Inc			Telecommunications - 2.22%
1.85%, 05/20/2019	400	401	AT&T Inc
2.04%, 01/30/2023	250	251	2.20%, 02/14/2023	250	250
3 Month LIBOR + 0.73%			3 Month LIBOR + 0.89%
		$1,459	3.60%, 02/17/2023	1,000	1,029
Software - 0.89%			Cisco Systems Inc
Microsoft Corp			2.20%, 02/28/2021	250	252
1.10%, 08/08/2019	250	248	4.95%, 02/15/2019	500	522
1.85%, 02/12/2020	400	402	Crown Castle Towers LLC
			4.88%, 08/15/2040(a)	265	281
Oracle Corp
1.90%, 09/15/2021	200	199	Sprint Spectrum Co LLC / Sprint Spectrum Co
2.25%, 10/08/2019	250	253	II LLC / Sprint Spectrum Co III LLC
			3.36%, 03/20/2023(a)	750	761
5.75%, 04/15/2018	336	343
		$1,445	Verizon Communications Inc
			1.86%, 05/22/2020	200	200
Student Loan Asset Backed Securities - 4.90%			3 Month LIBOR + 0.55%
Keycorp Student Loan Trust 2000-b			2.95%, 03/15/2022	300	305
1.62%, 07/25/2029	681	665			$3,600
3 Month LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A			Transportation - 0.44%
1.84%, 01/25/2037	653	630	Ryder System Inc
3 Month LIBOR + 0.53%			2.25%, 09/01/2021	200	198
			2.45%, 11/15/2018	505	508
					$706
			TOTAL BONDS		$157,478

See accompanying notes.

Schedule of Investments
Short-Term Income Account
September 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS - 1.36%	Amount (000's)	Value (000's)	Sector	Percent
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%			Financial	30.45%
3.09%, 09/01/2035	$16	$16	Asset Backed Securities	20.17%
U.S. Treasury 1-Year Note + 2.25%			Government	9.97%
			Consumer, Non-cyclical	6.38%
Federal National Mortgage Association (FNMA) - 0.12%			Energy	4.94%
2.90%, 04/01/2033	59	61	Industrial	4.72%
6 Month LIBOR + 1.51%			Utilities	4.70%
2.91%, 11/01/2032	3	3	Mortgage Securities	4.35%
U.S. Treasury 1-Year Note + 2.29%			Consumer, Cyclical	4.05%
2.95%, 02/01/2037	31	32	Communications	3.56%
U.S. Treasury 1-Year Note + 2.13%			Technology	3.37%
3.13%, 12/01/2032	15	15	Basic Materials	2.02%
12 Month LIBOR + 1.58%			Investment Companies	1.52%
3.38%, 01/01/2035	12	13	Other Assets and Liabilities	(0.20)%
12 Month LIBOR + 1.75%			TOTAL NET ASSETS	100.00%
3.40%, 07/01/2034	27	29
12 Month LIBOR + 1.65%
3.41%, 08/01/2034	9	9
12 Month LIBOR + 1.63%
3.44%, 02/01/2035	4	4
6 Month LIBOR + 2.07%
3.62%, 12/01/2033	13	13
6 Month LIBOR + 2.25%
4.12%, 11/01/2035	1	1
Monthly Cost of Funds 11 + 1.27%
8.00%, 05/01/2027	7	8
		$188
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 12/15/2020	1	1
10.00%, 06/15/2020	1	1
10.00%, 05/15/2020	3	3
10.00%, 09/15/2018	1	1
		$6
U.S. Treasury - 1.23%
1.38%, 09/15/2020	1,000	993
1.88%, 08/31/2022	1,000	998
		$1,991
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$2,201
Total Investments		$162,136
Other Assets and Liabilities - (0.20)%		$(319)
TOTAL NET ASSETS - 100.00%		$161,817

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,743 or 24.56% of net assets.
(b)	Security is an Interest Only Strip
(c)	Non-Income Producing Security
(d)	The value of these investments was determined using significant unobservable inputs.
(e)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes.

     Schedule of Investments SmallCap Account September 30, 2017 (unaudited)

COMMON STOCKS - 96.90%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.05%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	24,800	$2,236	Houlihan Lokey Inc	25,120	$983
			Moelis & Co	38,010	1,636
Automobile Parts & Equipment - 2.08%			Piper Jaffray Cos	13,650	810
Tenneco Inc	18,290	1,110	Waddell & Reed Financial Inc	54,000	1,084
Visteon Corp (a)	26,630	3,296			$6,099
		$4,406	Electric - 2.30%
Banks - 11.77%			Avista Corp	51,630	2,673
Cathay General Bancorp	56,670	2,278	Portland General Electric Co	48,430	2,210
CenterState Bank Corp	73,850	1,979			$4,883
Central Pacific Financial Corp	66,582	2,143	Electrical Components & Equipment - 1.92%
Cullen/Frost Bankers Inc	19,870	1,886	Advanced Energy Industries Inc (a)	32,079	2,591
FCB Financial Holdings Inc (a)	40,040	1,934	EnerSys	21,290	1,472
First Busey Corp	14,450	453			$4,063
First Merchants Corp	29,170	1,252	Electronics - 4.99%
First of Long Island Corp/The	15,547	474	II-VI Inc (a)	64,920	2,672
Fulton Financial Corp	121,660	2,281	Itron Inc (a)	18,650	1,444
Guaranty Bancorp	26,090	725	SYNNEX Corp	24,680	3,122
Independent Bank Group Inc	16,280	982	Vishay Intertechnology Inc	177,730	3,341
Sandy Spring Bancorp Inc	14,770	612			$10,579
Umpqua Holdings Corp	102,470	1,999	Engineering & Construction - 1.83%
Union Bankshares Corp	24,960	881	MasTec Inc (a)	58,240	2,702
United Community Banks Inc/GA	85,390	2,437	Tutor Perini Corp (a)	41,390	1,176
Valley National Bancorp	220,350	2,655			$3,878
		$24,971	Entertainment - 2.92%
Biotechnology - 2.84%			Eldorado Resorts Inc (a)	113,810	2,919
Acceleron Pharma Inc (a)	11,540	431
Aratana Therapeutics Inc (a)	46,321	284	Red Rock Resorts Inc	25,070	581
Bellicum Pharmaceuticals Inc (a)	8,580	99	Vail Resorts Inc	11,850	2,703
Bluebird Bio Inc (a)	6,860	942			$6,203
Cytokinetics Inc (a)	2,035	30	Environmental Control - 1.01%
			AquaVenture Holdings Ltd (a)	18,727	253
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—
			Casella Waste Systems Inc (a)	51,880	975
Epizyme Inc (a)	9,950	190
			Energy Recovery Inc (a)	50,810	401
Exact Sciences Corp (a)	11,650	549
FibroGen Inc (a)	11,520	620	Tetra Tech Inc	10,995	512
Insmed Inc (a)	23,070	720			$2,141
Kite Pharma Inc (a)	4,880	877	Food - 0.62%
			Darling Ingredients Inc (a)	74,727	1,309
MacroGenics Inc (a)	13,270	245
Seattle Genetics Inc (a)	4,470	243
Spark Therapeutics Inc (a)	4,692	418	Gas - 1.22%
Ultragenyx Pharmaceutical Inc (a)	7,130	380	Southwest Gas Holdings Inc	33,430	2,595

		$6,028	Hand & Machine Tools - 0.74%
Building Materials - 1.53%			Regal Beloit Corp	19,830	1,567
NCI Building Systems Inc (a)	73,865	1,152
Ply Gem Holdings Inc (a)	20,682	353
US Concrete Inc (a)	22,805	1,740	Healthcare - Products - 1.65%
			K2M Group Holdings Inc (a)	44,040	934
		$3,245	Nevro Corp (a)	24,080	2,189
Chemicals - 2.41%			STAAR Surgical Co (a)	30,450	379
Cabot Corp	19,210	1,072			$3,502
Huntsman Corp	82,170	2,253	Healthcare - Services - 1.77%
Univar Inc (a)	62,060	1,795
			HealthSouth Corp	67,470	3,127
		$5,120	Natera Inc (a)	18,652	241
Commercial Services - 7.63%			Teladoc Inc (a)	11,770	390
AMN Healthcare Services Inc (a)	24,940	1,140
					$3,758
Brink's Co/The	36,390	3,066	Home Builders - 0.95%
INC Research Holdings Inc (a)	43,620	2,281
			Installed Building Products Inc (a)	31,035	2,011
Insperity Inc	25,990	2,287
K12 Inc (a)	37,990	678
			Insurance - 3.40%
Korn/Ferry International	22,958	905
Live Nation Entertainment Inc (a)	37,781	1,645	American Financial Group Inc/OH	21,280	2,201
			Argo Group International Holdings Ltd	22,944	1,411
Medifast Inc	7,000	416
On Assignment Inc (a)	44,410	2,384	Assured Guaranty Ltd	12,030	454
			Athene Holding Ltd (a)	20,650	1,112
SP Plus Corp (a)	34,770	1,373
			First American Financial Corp	2,370	119
		$16,175	MGIC Investment Corp (a)	152,429	1,910
Computers - 2.88%					$7,207
CACI International Inc (a)	21,650	3,017
ExlService Holdings Inc (a)	33,720	1,967	Internet - 1.65%
			Carvana Co (a)	70,470	1,035
Sykes Enterprises Inc (a)	38,660	1,127
			GoDaddy Inc (a)	53,767	2,339
		$6,111	Okta Inc (a)	4,330	122
Consumer Products - 0.60%					$3,496
Central Garden & Pet Co - A Shares (a)	33,965	1,263
			Iron & Steel - 0.83%
			Reliance Steel & Aluminum Co	11,570	881
Diversified Financial Services - 2.88%
BGC Partners Inc	109,580	1,586

See accompanying notes.

     Schedule of Investments SmallCap Account September 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Iron & Steel (continued)			Software (continued)
Steel Dynamics Inc	25,280	$872	Aspen Technology Inc (a)	52,560	$3,301
		$1,753	Atlassian Corp PLC (a)	32,220	1,132
Leisure Products & Services - 0.96%			Blackbaud Inc	34,990	3,072
Planet Fitness Inc	75,340	2,033	Manhattan Associates Inc (a)	28,980	1,205
			Take-Two Interactive Software Inc (a)	19,160	1,959
Lodging - 1.25%					$11,963
Extended Stay America Inc	132,040	2,641	Telecommunications - 2.11%
			Gigamon Inc (a)	24,480	1,032
Machinery - Construction & Mining - 1.30%			NETGEAR Inc (a)	32,530	1,548
Oshkosh Corp	33,460	2,762	Plantronics Inc	42,850	1,895
					$4,475
Machinery - Diversified - 0.00%			TOTAL COMMON STOCKS		$205,492
Gerber Scientific Inc (a),(b),(c)	1,974	—	INVESTMENT COMPANIES - 3.52%	Shares Held	Value (000's)
			Money Market Funds - 3.52%
Miscellaneous Manufacturers - 0.68%			BlackRock Liquidity Funds FedFund Portfolio	7,473,400	7,473
Trinseo SA	21,520	1,444
			TOTAL INVESTMENT COMPANIES		$7,473
Oil & Gas - 2.97%			Total Investments		$212,965
Carrizo Oil & Gas Inc (a)	55,530	951
			Other Assets and Liabilities - (0.42)%		$(898)
Delek US Holdings Inc	42,190	1,128	TOTAL NET ASSETS - 100.00%		$212,067
Murphy USA Inc (a)	26,700	1,842
Oasis Petroleum Inc (a)	74,480	679
Resolute Energy Corp (a)	24,370	724
Ring Energy Inc (a)	66,750	967	(a) Non-Income Producing Security
			(b)	The value of these investments was determined using significant
		$6,291	unobservable inputs.
Oil & Gas Services - 1.17%			(c)		Fair value of these investments is determined in good faith by the Manager
Mammoth Energy Services Inc (a)	53,700	905	under procedures established and periodically reviewed by the Board of
NCS Multistage Holdings Inc (a)	29,970	722	Directors. Certain inputs used in the valuation may be unobservable;
Pioneer Energy Services Corp (a)	85,770	219	however, each security is evaluated individually for purposes of ASC 820
Select Energy Services Inc (a)	40,150	639	which results in not all securities being identified as Level 3 of the fair
		$2,485	value hierarchy. At the end of the period, the fair value of these securities
Packaging & Containers - 0.60%			totaled $0 or 0.00% of net assets.
Graphic Packaging Holding Co	91,520	1,277

Pharmaceuticals - 4.57%
Array BioPharma Inc (a)	43,570	536	Portfolio Summary (unaudited)
Clovis Oncology Inc (a)	4,400	362	Sector		Percent
Concert Pharmaceuticals Inc (a)	14,250	210	Financial		25.51%
DexCom Inc (a)	2,990	146	Consumer, Non-cyclical		19.68%
Horizon Pharma Plc (a)	38,750	491	Industrial		15.65%
Nektar Therapeutics (a)	27,650	664	Consumer, Cyclical		11.34%
Neurocrine Biosciences Inc (a)	5,940	364	Technology		10.06%
Portola Pharmaceuticals Inc (a)	5,920	320	Energy		4.14%
PRA Health Sciences Inc (a)	38,140	2,905	Communications		3.76%
Prestige Brands Holdings Inc (a)	52,729	2,641	Investment Companies		3.52%
ProQR Therapeutics NV (a)	9,412	46	Utilities		3.52%
Revance Therapeutics Inc (a)	9,650	266	Basic Materials		3.24%
TESARO Inc (a)	2,190	283	Other Assets and Liabilities		(0.42)%
Vanda Pharmaceuticals Inc (a)	25,011	448	TOTAL NET ASSETS		100.00%
		$9,682
REITs - 7.45%
American Homes 4 Rent	118,640	2,576
CoreSite Realty Corp	16,520	1,849
First Industrial Realty Trust Inc	99,020	2,980
Hudson Pacific Properties Inc	75,910	2,545
Monmouth Real Estate Investment Corp	36,630	593
Potlatch Corp	22,400	1,142
Summit Hotel Properties Inc	144,010	2,303
Two Harbors Investment Corp	180,690	1,821
		$15,809
Retail - 3.19%
Caleres Inc	90,130	2,751
GMS Inc (a)	60,500	2,142
Ruth's Hospitality Group Inc	50,620	1,060
World Fuel Services Corp	23,990	813
		$6,766
Semiconductors - 1.54%
Entegris Inc (a)	113,180	3,265

Software - 5.64%
Allscripts Healthcare Solutions Inc (a)	29,150	415
Alteryx Inc (a)	13,840	282
Apptio Inc (a)	32,314	597

See accompanying notes.

Glossary to the Schedule of Investments
September 30, 2017 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, and Multi-Asset Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investments funds are valued at the respective fund’s net asset value.

Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Blend Account “known as the Accounts” value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price, or in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. A pricing group, (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. At September 30, 2017 the following amounts were transferred from Level 2 to Level 1 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified International Account	$3,817,499
International Emerging Markets Account	2,468,052

The following is a summary of the inputs used as of September 30, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Account
Bonds*	$—	$797,125	$—	$797,125
Investment Companies*	173,299	—	—	173,299
Municipal Bonds*	—	17,917	—	17,917
U.S. Government & Government Agency Obligations*	—	1,526,159	—	1,526,159
Total investments in securities $	173,299	$2,341,201	$—	$2,514,500
Short Sales
U.S. Government & Government Agency Obligations	$—	$(107)	$—	$(107)
Total Short Sales $	—	$(107)	$—	$(107)

Core Plus Bond Account
Bonds*	$—	$192,557	$—	$192,557
Common Stocks*	110	—	—	110
Investment Companies*	11,488	—	—	11,488
Preferred Stocks
Communications	136	—	7	143
Consumer, Non-cyclical	—	—	42	42
Financial	1,262	—	—	1,262
Senior Floating Rate Interests*	—	6,589	—	6,589
U.S. Government & Government Agency Obligations*	—	93,484	—	93,484
Total investments in securities $	12,996	$292,630	$49	$305,675
Assets
Interest Rate Contracts**
Futures	$92	$—	$—	$92
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(43)	$—	$(43)
Interest Rate Contracts**
Futures	$(101)	$—	$—	$(101)

Diversified Balanced Account
Bonds*	$—	$5	$—	$5
Investment Companies*	1,166,956	—	—	1,166,956
Preferred Stocks
Consumer, Non-cyclical	—	—	2	2
Total investments in securities $	1,166,956	$5	$2	$1,166,963

Diversified Balanced Managed Volatility Account
Investment Companies*	$178,334	$—	$—	$178,334
Total investments in securities $	178,334	$—	$—	$178,334

Diversified Balanced Volatility Control Account
Investment Companies*	$23,087	$—	$—	$23,087
Total investments in securities $	23,087	$—	$—	$23,087

Diversified Growth Account
Investment Companies*	$3,865,549	$—	$—	$3,865,549
Total investments in securities $	3,865,549	$—	$—	$3,865,549

Diversified Growth Managed Volatility Account
Investment Companies*	$347,044	$—	$—	$347,044
Total investments in securities $	347,044	$—	$—	$347,044

Diversified Growth Volatility Control Account
Investment Companies*	$105,707	$—	$—	$105,707
Total investments in securities $	105,707	$—	$—	$105,707

Diversified Income Account
Investment Companies*	$258,031	$—	$—	$258,031
Total investments in securities $	258,031	$—	$—	$258,031

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$1,909	$9,030	$—	$10,939
Communications		4,304	16,355	—	20,659
Consumer, Cyclical		9,973	37,967	—	47,940
Consumer, Non-cyclical		7,227	42,074	—	49,301
Diversified		—	2,899	—	2,899
Energy		8,399	9,030	—	17,429
Financial		14,289	58,966	—	73,255
Industrial		3,145	27,197	—	30,342
Technology		1,953	27,076	—	29,029
Utilities		—	5,180	—	5,180
Investment Companies*		506	—	—	506
Preferred Stocks*		1,626	—	—	1,626
	Total investments in securities $	53,331	$235,774	$—	$289,105

Equity Income Account
Common Stocks*		$538,490	$—	$—	$538,490
Investment Companies*		7,207	—	—	7,207
	Total investments in securities $	545,697	$—	$—	$545,697

Government & High Quality Bond Account
Bonds*		$—	$68,788	$—	$68,788
Investment Companies*		5,906	—	—	5,906
U.S. Government & Government Agency Obligations*		—	172,534	—	172,534
	Total investments in securities $	5,906	$241,322	$—	$247,228

Income Account
Bonds*		$—	$134,596	$—	$134,596
Common Stocks
Energy		1,288	—	—	1,288
Industrial		—	—	3,224	3,224
Convertible Bonds*		—	515	—	515
Investment Companies*		2,660	—	—	2,660
Senior Floating Rate Interests*		—	733	233	966
U.S. Government & Government Agency Obligations*		—	70,111	—	70,111
	Total investments in securities $	3,948	$205,955	$3,457	$213,360

International Emerging Markets Account
Common Stocks
Basic Materials		$1,539	$5,204	$—	$6,743
Communications		9,669	15,076	—	24,745
Consumer, Cyclical		3,727	6,715	—	10,442
Consumer, Non-cyclical		6,313	2,951	—	9,264
Diversified		—	332	—	332
Energy		—	7,901	—	7,901
Financial		4,164	21,076	—	25,240
Industrial		1,069	4,428	—	5,497
Technology		1,299	14,079	—	15,378
Utilities		—	2,283	—	2,283
Investment Companies*		883	—	—	883
Preferred Stocks*		1,760	—	—	1,760
	Total investments in securities $	30,423	$80,045	$—	$110,468

LargeCap Growth Account
Common Stocks*		$113,501	$—	$—	$113,501
Investment Companies*		1,238	—	—	1,238
	Total investments in securities $	114,739	$—	$—	$114,739

LargeCap Growth Account I
Common Stocks
Basic Materials		$964	$—	$—	$964
Communications		66,273	—	30	66,303
Consumer, Cyclical		24,266	—	—	24,266
Consumer, Non-cyclical		78,150	—	—	78,150
Diversified		7	—	—	7
Energy		298	—	—	298
Financial		26,477	—	—	26,477
Industrial		30,102	—	—	30,102
Technology		49,721	—	—	49,721
Utilities		337	—	—	337

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I (Continued)
Convertible Preferred Stocks
Communications		—	—	951	951
Investment Companies*		10,453	—	—	10,453
Preferred Stocks
Communications		—	—	260	260
Technology		—	130	—	130
	Total investments in securities $	287,048	$130	$1,241	$288,419
Assets
Equity Contracts**
Futures		$121	$—	$—	$121

LargeCap S&P 500 Index Account
Common Stocks*		$2,450,270	$—	$—	$2,450,270
Investment Companies*		52,693	—	—	52,693
	Total investments in securities $	2,502,963	$—	$—	$2,502,963
Assets
Equity Contracts**
Futures		$455	$—	$—	$455

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$205,479	$—	$—	$205,479
Investment Companies*		13,383	—	—	13,383
Purchased Options		190	—	—	190
	Total investments in securities $	219,052	$—	$—	$219,052
Assets
Equity Contracts**
Futures		$15	$—	$—	$15
Liabilities
Equity Contracts**
Written Options		$(112)	$—	$—	$(112)

LargeCap Value Account
Common Stocks*		$141,599	$—	$—	$141,599
Investment Companies*		959	—	—	959
	Total investments in securities $	142,558	$—	$—	$142,558

MidCap Account
Common Stocks*		$588,925	$—	$—	$588,925
Investment Companies*		2,003	—	—	2,003
	Total investments in securities $	590,928	$—	$—	$590,928

Multi-Asset Income Account
Investment Companies*		$232	$—	$—	$232
	Total investments in securities $	232	$—	$—	$232

Principal Capital Appreciation Account
Common Stocks*		$156,435	$—	$—	$156,435
Investment Companies*		1,558	—	—	1,558
	Total investments in securities $	157,993	$—	$—	$157,993

Principal LifeTime 2010 Account
Investment Companies*		$42,983	$—	$—	$42,983
	Total investments in securities $	42,983	$—	$—	$42,983

Principal LifeTime 2020 Account
Investment Companies*		$198,205	$—	$—	$198,205
	Total investments in securities $	198,205	$—	$—	$198,205

Principal LifeTime 2030 Account
Investment Companies*		$149,543	$—	$—	$149,543
	Total investments in securities $	149,543	$—	$—	$149,543

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2040 Account
Investment Companies*		$60,905	$—	$—	$60,905
	Total investments in securities $	60,905	$—	$—	$60,905

Principal LifeTime 2050 Account
Investment Companies*		$33,278	$—	$—	$33,278
	Total investments in securities $	33,278	$—	$—	$33,278

Principal LifeTime 2060 Account
Investment Companies*		$4,410	$—	$—	$4,410
	Total investments in securities $	4,410	$—	$—	$4,410

Principal LifeTime Strategic Income Account
Investment Companies*		$25,009	$—	$—	$25,009
	Total investments in securities $	25,009	$—	$—	$25,009

Real Estate Securities Account
Common Stocks*		$154,601	$—	$—	$154,601
Investment Companies*		397	—	—	397
	Total investments in securities $	154,998	$—	$—	$154,998

SAM Balanced Portfolio
Investment Companies*		$781,641	$—	$—	$781,641
	Total investments in securities $	781,641	$—	$—	$781,641

SAM Conservative Balanced Portfolio
Investment Companies*		$198,914	$—	$—	$198,914
	Total investments in securities $	198,914	$—	$—	$198,914

SAM Conservative Growth Portfolio
Investment Companies*		$336,288	$—	$—	$336,288
	Total investments in securities $	336,288	$—	$—	$336,288

SAM Flexible Income Portfolio
Investment Companies*		$216,225	$—	$—	$216,225
	Total investments in securities $	216,225	$—	$—	$216,225

SAM Strategic Growth Portfolio
Investment Companies*		$280,815	$—	$—	$280,815
	Total investments in securities $	280,815	$—	$—	$280,815

Short-Term Income Account
Bonds*		$—	$157,478	$—	$157,478
Investment Companies*		2,457	—	—	2,457
U.S. Government & Government Agency Obligations*		—	2,201	—	2,201
	Total investments in securities $	2,457	$159,679	$—	$162,136

SmallCap Account
Common Stocks*		$205,492	$—	$—	$205,492
Investment Companies*		7,473	—	—	7,473
	Total investments in securities $	212,965	$—	$—	$212,965

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Exchange Cleared Swaps and Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
		September 30,
Account	Asset Type	2017	Valuation Technique	Unobservable Input	Input Value
				Guideline public companies
				(multiples of 0.95 – 1.15x)
Income Account	Common Stock	$3,224	Enterprise Valuation Mode	and discounted cash flows	$126.55
				(sensitivity between 10% -
				12%)
				Discount rate of 12.52%
	Senior Floating Rate Interests	233	Yield to Maturity Model	(sensitivity between 11% -	$98.60
				13%)
		$3,457

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

				Accrued						Net Change in Unrealized
			Discounts/Premiums and				Transfers	Transfers	Value	Appreciation/(Depreciation) on
		Realized		Change in Unrealized		Proceeds from	into Level	Out of Level	September	Investments Held at September
Account	Value December 31, 2016	Gain/(Loss)		Gain/(Loss)	Purchases	Sales	3*	3**	30, 2017	30, 2017
Income Account
Common Stock
Industrial	$2,675	$	- $	549	$-	$-	$-	$-	$3,224	$549
Senior Floating Rate
Interests	$257	$	- $	2	$101	$(127)	$-	$-	$233	$2
Total	$2,932	$	- $	551	$101	$(127)	$-	$-	$3,457	$551

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of September 30, 2017 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

Classification: Internal Use

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/21/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 11/21/2017

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 11/21/2017

Classification: Internal Use